As filed with the Securities and Exchange Commission on May 10, 2021
Registration Nos. 333-70963; 811-09201
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 40  (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 33 (X)
COLI VUL-2 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Office)
(303) 737-3000
(Depositor’s Telephone Number)
Edmund F. Murphy III
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 10, 2021, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Title of Securities Being Registered: flexible premium variable universal life insurance policies.

Great-West Life & Annuity Insurance Company
A Stock Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (303) 737-3000
Executive Benefit VUL II  —  Prospectus
A Flexible Premium Variable Universal Life Insurance Policy
offered by Great-West Life & Annuity Insurance Company in
connection with its COLI VUL-2 Series Account
Internet Delivery of Shareholder Reports: As permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website ( https://www.greatwestinvestments.com ), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can call (866) 345-5954 or make elections online at https://www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This prospectus describes Executive Benefit VUL II, a flexible premium variable universal life insurance policy (the “Policy”) offered by Great-West Life & Annuity Insurance Company (“Great-West,” “Company,” “we,” “our” or “us”).
The Policy is designed for use by corporations and employers to provide life insurance coverage in connection with, among other things, deferred compensation plans and employer-financed insurance purchase arrangements. The Policy is designed to meet the definition of a “life insurance contract” for federal income tax purposes.
The Policy allows “you,” the Owner, within certain limits to:
•choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;
•choose the amount and timing of Premium payments, within certain limits;
•allocate Premium payments among the available investment options and Transfer Account Value among available investment options as your investment objectives change; and
•access your Account Value through loans and partial withdrawals or total surrenders.
This prospectus contains important information you should understand before purchasing a Policy, including a description of the material rights and obligations under the Policy. We use certain special terms that are defined in Appendix A. Your Policy and any endorsements are the formal contractual agreement between you and the Company. It is important that you read the Policy and endorsements which reflect other variations. You should keep this prospectus on file for future reference.
The Policy that we are currently issuing became available on May 1, 2011. Policies issued before May 1, 2011 are described in a separate prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The date of this prospectus is May 10, 2021
i

Summary of the Policy and its Benefits
Policy Risks
Fund Risks
Fee Tables
Transaction Fees
Periodic Charges Other Than Fund Operating Expenses
Total Annual Fund Operating Expenses
Description of Depositor, Registrant, and Funds
Great-West Life & Annuity Insurance Company
The Series Account
The Investment Options and Funds
Payments We Receive
Payments We Make
Closed Divisions
Fund Investment Objectives
Voting
Fixed Account
Employer-Financed Insurance Purchase Arrangements--Tax and Other Legal Issues
Charges and Deductions
Expense Charge Applied to Premium
Mortality and Expense Risk Charge
Monthly Deduction
Monthly Risk Rates
Service Charge
Transfer Fee
Partial Withdrawal Fee
Surrender Charges
Change of Death Benefit Option Fee
Fund Expenses
General Description of Policy
Policy Rights
Owner
Beneficiary
Policy Limitations
Allocation of Net Premiums
Transfers Among Divisions
Fixed Account Transfers
Market Timing & Excessive Trading
Exchange of Policy
Age Requirements
Policy or Registrant Changes
Addition, Deletion or Substitution of Investment Options
The Series Account
Entire Contract
Alteration
Modification
Assignments
Notice and Elections
Account Value
ii

Net Investment Factor
Splitting Units
Other Provisions and Benefits
Misstatement of Age or Sex (Non-Unisex Policy)
Suicide
Incontestability
Paid-Up Life Insurance
Supplemental Benefits
Term Life Insurance Rider
Change of Insured Rider (Not available to individual Owners)
Report to Owner
Dollar Cost Averaging
Rebalancer Option
Non-Participating
Premiums
Policy Application, Issuance and Initial Premium
Free Look Period
Premium
Net Premiums
Planned Periodic Premiums
Death Benefits
Death Benefit
Option 1
Option 2
Changes in Death Benefit Option
Changes in Total Face Amount
Minimum Changes
Increases in Total Face Amount
Decreases in Total Face Amount
Surrenders and Withdrawals
Surrenders
Partial Withdrawal
Loans
Policy Loans
Lapse and Reinstatement
Lapse and Continuation of Coverage
Grace Period
Termination of Policy
Reinstatement
Deferral of Payment
Federal Income Tax Considerations
Tax Status of the Policy
Diversification of Investments
Policy Owner Control
Tax Treatment of Policy Benefits
Life Insurance Death Benefit Proceeds
Tax Deferred Accumulation
Surrenders
Exchanges
Modified Endowment Contracts
iii

Distributions
Distributions Under a Policy That Is Not a MEC
Distributions Under Modified Endowment Contracts
Multiple Policies
Treatment When Insured Reaches Attained Age 121
Federal Income Tax Withholding
Actions to Ensure Compliance with the Tax Law
Trade or Business Entity Owns or Is Directly or Indirectly a Beneficiary of the Policy
Employer-Owned Life Insurance
Split Dollar Life Insurance
Other Employee Benefit Programs
Policy Loan Interest
Change of Insured Rider
Investment Income Surtax
Our Taxes
Corporate Tax Shelter Requirements
Legal Proceedings
Legal Matters
Cyber Security Risks
Abandoned Property Requirements
Financial Statements
Independent Registered Public Accounting Firm
Independent Auditors
Appendix A – Glossary of Terms	A-1
iv

Summary of the Policy and its Benefits
This is a summary of some of the most important features of your Policy. The Policy is more fully described in the remainder of this prospectus. Please read this prospectus carefully. Unless otherwise indicated, the description of the Policy in this prospectus assumes that the Policy is in force, there is no Policy Debt and current federal tax laws apply.
1. Corporate-Owned Variable Life Insurance. We will issue Policies to corporations and employers and to certain individuals to provide life insurance coverage in connection with, among other things, deferred compensation plans and employer-financed insurance purchase arrangements. We will issue Policies on the lives of prospective Insureds who meet our underwriting standards.
2. The Series Account. We have established a separate account to fund the variable benefits under the Policy. The assets of the Series Account are insulated from the claims of our general creditors.
3. Premium Payments. You must pay us an Initial Premium to put your Policy in force. The minimum Initial Premium will vary based on various factors, including the age of the Insured and the death benefits option you select, but may not be less than $100.00. Thereafter, you choose the amount and timing of Premium payments, within certain limits.
4. Fixed Account. You may allocate some or all of your net payments and/or make Transfers from the Sub-Accounts to the Fixed Account. The Fixed Account is part of our General Account. We own the assets in the General Account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These Fixed Account assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Fixed Account assets. We bear the full investment risk for all amounts allocated or transferred to the Fixed Account. The Policy gives the Company the right to impose limits on the amount each Owner can invest in the Fixed Account and such limits are subject to change at the sole discretion of the Company.
We guarantee that the amounts allocated to the Fixed Account will be credited interest at a net effective annual interest rate of at least the minimum interest rate indicated in your Policy. At our discretion, we will review the interest rate at least once a year. We may reset the interest rate monthly. The Fixed Account is not affected by the investment performance of the Sub-Accounts. Policy value in the Fixed Account will be reduced by the Policy fees and charges we deduct and the effects of any Policy transactions (loans, withdrawals, and Transfers) on your Policy value in the Fixed Account.
5. Free Look Period. You may return your Policy to us for any reason within ten days of receiving it, or such longer period as required by applicable state law (30 days for replacement policies), and depending on state law, receive (i) your Policy Value (less surrenders, withdrawals and distributions), or (ii) the greater of your Premiums, less any withdrawals, or your Policy Value. The money you contribute to the Policy will be invested at your direction, except that in some states during your free look period your Premiums will be allocated to the Great-West Government Money Market Division.
6. Investment Options and Funds. You may allocate your net Premium payments among the available investment divisions (“Divisions”) or the Fixed Account.
Each Division invests exclusively in shares of a single Fund. Each Fund has its own distinct investment objective and policies, which are described in the accompanying prospectuses for the Funds.
You may Transfer amounts from one Division to another or the Fixed Account, subject to the restrictions described herein.
7. Death Benefit. You may choose from among two death benefit options –
1.
 a fixed benefit equal to the Total Face Amount of your Policy; or
2.
 a variable benefit equal to the sum of the Total Face Amount and your Account Value.
For each option, the death benefit may be greater if necessary to satisfy federal tax law requirements.
We will deduct any outstanding Policy Debt and unpaid Policy charges before we pay a death benefit. In addition, prior partial withdrawals may reduce the Death Benefit Proceeds under the first option.
At any time, you may increase or decrease the Total Face Amount, subject to our approval and other requirements set forth in the Policy.
1

After the first Policy Year, you may change your death benefit option once each Policy Year.
8. Account Value. Your Account Value will reflect -
1.
 the Premiums you pay;
2.
 the investment performance of the Divisions you select;
3.
 the value of the Fixed Account;
4.
 any Policy loans or partial withdrawals;
5.
 your Loan Account balance; and
6.
 the charges we deduct under the Policy.
9. Accessing Your Account Value. You may borrow from us using your Account Value as collateral. Loans may be treated as taxable income if your Policy is a “modified endowment contract” (“MEC”) for federal income tax purposes and you have had positive net investment performance.
There are no surrender charges associated with your Policy. You may surrender your Policy for its Cash Surrender Value plus return of expense charge, if applicable. The return of expense charge is a percentage of your Account Value and is described in greater detail in “Charges and Deductions” below.
You may withdraw a portion of your Account Value at any time while your Policy is in force.
A withdrawal may reduce your death benefit.
We will charge an administrative fee not greater than $25 per withdrawal on partial withdrawals after the first in a Policy Year.
10. Supplemental Benefits. The following optional riders are available –
1.
 term life insurance; and
2.
 change of Insured (not available to individual Owners).
We will deduct the cost, if any, of the rider(s) from your Account Value on a monthly basis.
11. Paid-Up Life Insurance. If the Insured reaches Attained Age 121 and your Policy is in force, the Account Value, less Policy Debt, will be applied as a single Premium to purchase “paid-up” insurance. “Paid-up” insurance is a policy where all premiums have been paid and there are no additional premiums due. Your Account Value will remain in the Series Account allocated to the Divisions or the Fixed Account in accordance with your instructions. The death benefit under this paid-up insurance will be fixed by the Internal Revenue Code of 1986, as amended (“Code”) for Insureds age 99. As your Account Value changes based on the investment experience of the Divisions, the death benefit will increase or decrease accordingly.
12. Reinstatement. If your Policy terminates due to insufficient value, we will reinstate it within three years at your Request, subject to certain conditions.
13. Surrenders. You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate.
If you withdraw part of the Cash Surrender Value, your Policy’s death benefit may be reduced and you may incur taxes and tax penalties.
14. Partial Withdrawal. You may Request a partial withdrawal of Account Value at any time while the Policy is in force. The amount of any partial withdrawal must be at least $500 and may not exceed 90% of your Account Value less the value of the Loan Account.
The Death Benefit Proceeds and your Account Value will be reduced by the amount of any partial withdrawals.
15. Policy Loans. You may borrow from us using your Account Value as collateral. You may Request a Policy loan of up to 90% of your Account Value, decreased by the amount of any outstanding Policy Debt on the date the Policy loan is made.
The minimum Policy loan amount is $500.
2

16. Changes in Total Face Amount. You may increase or decrease the Total Face Amount of your Policy at any time. Each increase or decrease in the Total Face Amount must be at least $25,000. Minimum face amount is $100,000.
17. Target Premium. Your target Premium is actuarially determined and will depend on the initial Total Face Amount of your Policy, your Issue Age, your sex (except in unisex states), and rating class (if any) and equals the maximum Premium payable such that the Policy remains compliant with the Code. The target Premium is used to determine your expense charged applied to the Premium and the sales compensation we pay. Payment of the target premium does not guarantee that your Policy will not lapse, and you may need to pay additional Premiums to keep your Policy in force. Each increase to the Total Face Amount is considered to be a new segment to the Policy. Each segment will have a separate target Premium associated with it.
18. State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of an Owner, and the maximum fees and charges for all Policy features and benefits are set forth in the fee table of this prospectus. See your Policy for specific variations because any such state variations will be included in your Policy or in riders or endorsements attached to your Policy. See your agent or contact us for specific information that is applicable to your state.
Policy Risks
1. Account Value Not Guaranteed. Your Account Value is not guaranteed. Your Account Value fluctuates based on the performance of the investment options you select. The investment options you select may not perform to your expectations. Your Account Value may also be affected by charges under your Policy.
2. Not Suitable as Short-Term Savings Vehicle. The Policy is designed for long-term financial planning. Accordingly, you should not purchase the Policy if you need access to the Account Value within a short time. Before purchasing a Policy, consider whether the long-term nature of the Policy is consistent with the purposes for which it is being considered.
3. Risk of Policy Lapse. Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay the Policy’s monthly charges.
If your Policy would terminate due to insufficient value, we will send you notice and allow you a 61-day grace period.
If, within the grace period, you do not make a Premium payment sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the grace period without further notice.
4. Limitations on Withdrawals. Partial withdrawals of Account Value are permitted at any time the Policy is in force. As noted above, the amount of any partial withdrawal must be at least $500 and may not exceed 90% of your Account Value less the value of the Loan Account. A maximum administrative fee of $25 will be deducted from your Account Value for all partial withdrawals after the first made in the same Policy Year. Please note that withdrawals reduce your Account Value and your Death Benefit Proceeds. In addition, withdrawals may have tax consequences.
5. Limitations on Transfers. Subject to our rules as they may exist from time to time, you may at any time Transfer to another Division all or a portion of the Account Value allocated to a Division. In addition, we do not intend to enforce the restrictions on Transfers set forth in your Policy except in cases of identified market timing unless the Sub-Account has additional restrictions that are noted in the respective Fund’s prospectus. See “Market Timing & Excessive Trading” below. Certain limitations apply to Transfers into and out of the Fixed Account. See “Fixed Account Transfers” below. In addition, we do not intend to enforce the restrictions on Transfers set forth in your Policy except in cases of identified market timing unless the Sub-Account has additional restrictions that are noted in the respective Fund’s prospectus. See “Market Timing & Excessive Trading” below.
6. Limitations or Charges on Surrender of Policy. You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living. Upon surrender of your Policy, the insurance coverage and all other benefits under the Policy will terminate.
There are no surrender charges associated with your Policy. However, the surrender of your Policy may have tax consequences.
7. Risks of Taking a Policy Loan. As noted above, you may Request a Policy loan of up to 90% of your Account Value, decreased by the amount of any outstanding Policy Debt on the date the Policy loan is made. The minimum Policy loan amount is $500.
3

Taking a Policy loan may increase the risk that your Policy will lapse, will reduce your Account Value, and may reduce the death benefit. In addition, if your Policy is a MEC for tax purposes, taking a Policy loan may have tax consequences.
8. Adverse Tax Consequences. Your Policy is structured to meet the definition of a life insurance contract under the Code. Current federal tax law generally excludes all death benefits from the gross income of the Beneficiary of a life insurance policy. Generally, you are not taxed on any increase in the Account Value until it is withdrawn, but are taxed on surrender proceeds and the proceeds of any partial withdrawals if those amounts, when added to all previous non-taxable distributions, exceed the total Premium paid. Amounts received upon surrender or withdrawals in excess of Premiums are treated as ordinary income.
Under certain circumstances, a Policy may become a MEC for federal tax purposes. This may occur if you reduce the Total Face Amount of your Policy or pay excessive Premiums. We will monitor your Premium payments and other Policy transactions and notify you if a payment or other transaction might cause your Policy to become a MEC without your written permission. We will not invest any Premium or portion of a Premium that would cause your Policy to become a MEC, but instead will promptly refund the money to you. If you elect to have a MEC contract, you can return the money to us with a signed form of acceptance.
Under current tax law, Death Benefit Proceeds under MECs generally are excluded from the gross income of the Beneficiary. Withdrawals and Policy loans, however, are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includable in your taxable income and taxed at ordinary income tax rates. A 10% penalty tax is also generally imposed on the taxable portion of any amount received before age 59 1∕2.
9. General Account Risk. Great-West’s general obligations and any guaranteed benefits under the Policy are supported by our General Account (and not by the Series Account) and are subject to Great-West’s claims-paying ability. An Owner should look to the financial strength of Great-West for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General Account assets are also available to Great-West’s general creditors and the conduct of our routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about Great-West’s financial strength, you may review our financial statements and/or check our current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds.
Fund Risks
The Policy currently offers several variable investment options, each of which is a Division of the Series Account. Each Division uses its assets to purchase, at their net asset value, shares of a Fund. The Divisions are referred to as “variable” because their investment experience depends upon the investment experience of the Funds in which they invest.
We do not guarantee that the Funds will meet their investment objectives. Your Account Value may increase or decrease in value depending on the investment performance of the Funds. You bear the risk that those Funds may not meet their investment objectives. A comprehensive discussion of the risks of each Fund may be found in each Fund’s prospectus, including detailed information concerning investment objectives, strategies, and their investment risk. You may obtain a copy of the Fund prospectuses without charge by contacting us at 888-353-2654. If you received a summary prospectus for a Fund, please follow the directions on the first page of the summary prospectus to obtain a copy of the Fund’s prospectus.
4

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or Transfer cash value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Expense Charge Imposed on Premium*	Upon each Premium payment	Maximum: 10% of Premium Current: 6.0%
Sales Load**	Upon each Premium Payment	Maximum: 6.5% of Premium Current: 2.5% of Premium up to target and 1.0% of Premium in excess of target
Premium Tax**	Upon each Premium payment	Maximum: 3.5% of Premium
Partial Withdrawal Fee	Upon partial withdrawal	Maximum: $25 deducted from Account Value for all partial withdrawals after the first made in the same Policy Year.
Change of Death Benefit Option Fee	Upon change of option	Maximum: $100 deducted from Account Value for each change of death benefit option.
Transfer Fee	At time of Transfer for all Transfers in excess of 12 made in the same Policy Year	Maximum: $10/Transfer
Loan Interest	Upon issuance of Policy loan	Maximum: the Moody’s Corporate Bond Yield Average – Monthly Average Corporates
*
 The Expense Charge consists of the Sales Load plus the Premium Tax.
**
 The Sales Load and Premium Tax comprise (and are not in addition to) the Expense Charge.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.
5

Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (per $1000 Net Amount at Risk)[1]
Minimum & Maximum Cost of Insurance Charge	Monthly	Guaranteed: Minimum: $0.01 per $1000 Maximum: $83.33 per $1000
Cost of Insurance Charge for a 46- year old Male Non- Smoker, $550,000 Face Amount, Option 1 (Level Death)	Monthly	Guaranteed: $0.160 per $1000
Mortality and Expense Risk Charge[2]	Monthly	Guaranteed: 0.90% (of average daily net assets) annually Current: 0.28% for Policy Years 1-20, and 0.10% thereafter
Service Charge	Monthly	Maximum: $10/month Current: $7.50/month

1 The Cost of Insurance Charge will vary based on individual characteristics. The cost of insurance shown in the table is a sample illustration only and may not be representative of the charge that a particular Owner will pay. Owners may obtain more information about their particular cost of insurance charge by contacting our Service Center at 888-353-2654.
2 The mortality and expense risk charge is accrued daily and deducted on the first day of each Policy month by cancelling accumulation units pro-rata against Sub-Accounts.
6

Supplemental Benefit Charges
Currently, we are offering the following supplemental optional riders. The charges for the rider you select are deducted monthly from your Account Value as part of the Monthly Deduction described in “Charges and Deductions” below. The benefits provided under each rider are summarized in “Other Provisions and Benefits” below.

Change of Insured Rider[3]*	Upon change of Insured	Minimum: $100 per change Maximum: $400 per change
Change of Insured Rider for a 46-year old Male Non- Smoker, $550,000 Face Amount, Option 1 (Level Death)*		$400 per change
Term Life Insurance Rider	Monthly	Guaranteed: Minimum COI: $0.01 per $1000 Maximum COI: $83.33 per $1000
Term Life Insurance Rider for a 46-year old Male Non- Smoker, $550,000 Face Amount, Option 1 (Level Death)	Monthly	Guaranteed: $0.160 per $1000
*
 Not available for individual Owners.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. More detail concerning each Fund’s fee and expenses is contained in the prospectus for each Fund.
Total Annual Fund Operating Expenses4
(Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
	Minimum	Maximum
Total Annual Fund Operating	0.10%	2.45%
THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

3. The Change of Insured Rider will vary based on individual characteristics. The charge shown in the table is a sample illustration only and may not be representative of the charge that a particular Owner will pay. Owners may obtain more information about their particular cost of insurance by contacting our Service Center at 888-353-2654.
4. Expenses are shown as a percentage of a Fund’s average net assets as of December 31, 2020. The expenses above include fees and expenses incurred indirectly by the Great-West Profile Funds and the Great-West Lifetime Funds as a result of investing in shares of acquired funds, if any. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Funds have agreed to waive their fees and/or reimburse the Funds’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. Please see the prospectus for each Fund for information regarding the expenses for each Fund, including fee reduction and/or expense reimbursement arrangements, if applicable. The management fees and other expenses of the Funds are more fully described in the Fund prospectuses.
7

Description of Depositor, Registrant, and Funds
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company organized under the laws of the state of Colorado. Our offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam. We issue individual and group life insurance policies and annuity contracts and accident and health insurance policies.
Great-West is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. Lifeco operates in the United States primarily through the Company and through Putnam Investments, LLC (“Putnam”), and in Canada and Europe through The Canada Life Assurance Company (“CLAC”) and Irish Life Group Limited and their respective subsidiaries. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company, has voting control of Power Financial. The Desmarais Family Residuary Trust, through a group of private holding companies that it controls, has voting control of Power Corporation.
The shares of Lifeco and Power Corporation are traded publicly in Canada on the Toronto Stock Exchange.
On June 3, 2019, Great-West entered into an indemnity reinsurance agreement (the “Agreement”) with Protective Life Insurance Company (“Protective”) to indemnify and reinsure the obligations of Great-West under substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Policy.
Under the Agreement, as of October 5, 2020, Protective will provide administration and customer service for this Policy in accordance with its terms and contidions. Great-West will continue its present role as the issuer of your Policy and will remain responsible for the administration and customer service of the Policy. All of your rights and benefits under your Policy and Great-West’s obligations under the Policy remain unchanged.
The Series Account
The Series Account is a segregated asset account of Great-West. We use the Series Account to fund benefits payable under the Policy. The Series Account may also be used to fund benefits payable under other life insurance policies issued by us.
We own the assets of the Series Account, which we hold separate and apart from our General Account assets. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses. The income, gains, and losses credited to, or charged against, the Series Account reflect the Series Account’s own investment experience and not the investment experience of Great-West’s other assets. The assets of the Series Account may not be used to pay any liabilities of Great-West other than those arising from the Policies (and any other life insurance policies issued by us and funded by the Series Account).
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
Great-West is obligated to pay all amounts promised to Owners under the Policies (and any other life insurance policies issued by us and funded by the Series Account).
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Series Account.
8

The Series Account is divided into Divisions. Each Division invests exclusively in shares of a corresponding Fund. We may in the future add new or delete existing Divisions. The income, gains or losses, realized or unrealized, from assets allocated to each Division are credited to or charged against that Division without regard to the other income, gains or losses of the other Divisions.
All amounts allocated to a Division will be used to purchase shares of the corresponding Fund. The Divisions will at all times be fully invested in Fund shares. We maintain records of all purchases and redemptions of shares of the Funds.
The Investment Options and Funds
The Policy offers a number of Divisions or Sub-Accounts. Each Division invests in a single Fund. Each Fund is a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), or a separate series of shares of such a mutual fund. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds. The fund prospectuses should be read in connection with this prospectus. YOU MAY OBTAIN A PROSPECTUS AND, IF AVAILABLE, A FUND SUMMARY, CONTAINING COMPLETE INFORMATION ON EACH FUND, WITHOUT CHARGE, UPON REQUEST BY CONTACTING US AT 888-353-2654. If you received a summary prospectus for a Fund, please follow the directions on the first page of the summary prospectus to obtain a copy of the Fund’s prospectus.
Each Fund holds its assets separate from the assets of the other Funds, and each Fund has its own distinct investment objective and policies. Each Fund operates as a separate investment fund, and the income, gains and losses of one Fund generally have no effect on the investment performance of any other Fund.
The Funds are NOT available to the general public directly. The Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any similarly named Fund may differ substantially.
Payments We Receive. Some of the Funds’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Funds. Such compensation is typically a percentage of Series Account assets invested in the relevant Fund and generally may range up to 0.35% of net assets. Prior to October 5, 2020, GWFS Equities, Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West served as the principal underwriter and distributor of the Policy. After October 5, 2020, the principal underwriter and distributor of the Policy is Investment Distributors, Inc. (“IDI”), a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI is a Tennessee corporation and was established in 1993.
GWFS and IDI may receive 12b-1 fees (ranging up to 0.25%) directly from certain Funds for providing distribution related servies related to shares of Funds offered in connection with a Rule 12b-1 plan. If GWFS or IDI, as the case may be, receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Fund.
Such payments and fees create an incentive for us to offer portfolios (or classes of shares of portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a portfolio (or class or share of a portfolio) as an investment option under the Policy. Other available investment portfolios (or other available classes of shares of the portfolios) may have lower fees and better overall investment performance than the portfolios (or classes of shares of the portfolios) offered under the Policy.
If you purchased the Policy through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for services provided with regard to the sale of Fund shares to the Divisions under the Policy. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your salesperson to present this Policy (and certain Divisions under the Policy) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about variations and how he or she and his or her broker-dealer are compensated for selling the Policy or visit your financial intermediary’s Web site for more information.
9

Payments We Make. In addition to the direct cash compensation described above for sales of the Policies, IDI agents may receive additional cash and non-cash incentives to promote the sale of the Policies. IDI agents may participate in various contests and promotions subject to applicable FINRA regulations in which IDI agents may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, IDI agents also may receive travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.
Cash incentive payments may vary depending on the arrangement in place at any particular time. Cash incentives payable to IDI agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Funds available under the Policy. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for an IDI agent to recommend or sell the Policy instead of other products or recommend certain Funds under the Policy over other Funds, which may not necessarily be to your benefit.
Closed Divisions. Effective May 1, 2013, the Division investing in the Invesco V.I. Health Care Fund (Series I Shares) was closed to new Owners. However, Owners with amounts transferred in to aforementioned Division as of May 1, 2013, may continue to allocate Premium payments and Transfer amounts into and out of such Division.
Effective May 1, 2014, the Division investing in the Columbia Variable Portfolio – Small Cap Value Fund (Class 1 Shares) was closed to new Owners. However, Owners with amounts transferred in to aforementioned Division as of May 1, 2014, may continue to allocate Premium payments and Transfer amounts into and out of such Division.
Effective May 1, 2015, the Division investing in the VanEck VIP Emerging Markets Fund (Initial Class Shares) was closed to new Owners. However, Owners with amounts transferred in to aforementioned Division as of May 1, 2015, may continue to allocate Premium payments and Transfer amounts into and out of such Division.
Effective May 1, 2016, the Divisions investing in the Alger Small Cap Growth Portfolio (Class I-2 Shares); Davis Value Portfolio; Invesco V.I. Mid Cap Core Equity Fund (Series I Shares); Janus Henderson Overseas Portfolio (Institutional Shares); and Royce Capital Fund Small-Cap Portfolio (Service Class Shares) were closed to new Owners. However, Owners with amounts invested in these Funds as of May 1, 2016 may continue to allocate Premium payments and Transfer amounts into and out of these Divisions.
Effective May 1, 2017, the Divisions investing in the DWS Small Mid Cap Value VIP (Class A Shares); Goldman Sachs VIT Mid Cap Value Fund (Institutional Shares); and Lord Abbett Series Fund Developing Growth Portfolio (Class VC Shares) were closed to new Owners. However, Owners with amounts invested in these Funds as of May 1, 2017 may continue to allocate Premium payments and Transfer amounts into and out of these Divisions.
Effective May 1, 2019, the Divisions investing in the Fidelity® Variable Insurance Products Contrafund® Portfolio (Service Class 2 Shares); Goldman Sachs Multi-Strategy Alternatives Portfolio (Service Shares); and Putnam VT Emerging Markets Equity Fund (Class IA Shares) were closed to new Owners. However, Owners with amounts invested in these Funds as of May 1, 2017 may continue to allocate Premium payments and Transfer amounts into and out of these Divisions.
Effective October 25, 2019, the Division investing in the Great-West Large Cap Value Fund (Investor II Class Shares) was closed to new Owners. Investor II Class shares are only available to former Investor Class and Class L shareholders of the Great-West T. Rowe Price Equity Income Fund which merged into the Fund. Owners with amounts invested in these Funds as of October 25, 2019 may continue to allocate Premium payments and Transfer amounts into and out of such Division.
Effective May 1, 2021, the Divisions investing in the American Century Investments VP Inflation Protection Fund (Class II Shares); Fidelity VIP Mid Cap Portfolio (Service Class 2 Shares); Great-West Global Bond Fund (Investor Class Shares); Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class I Shares); and VanEck VIP Global Hard Assets Fund (Initial Class Shares) were closed to new owners. However, Owners with amounts invested in these Funds as of May 1, 2021 may continue to allocate Premium payments and Transfer amounts into and out of these Divisions.
Fund Investment Objectives. The investment objectives of the Funds are briefly described below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund (Series I Shares) - seeks total return through growth of capital and current income. Invesco Asset Management Ltd is the sub-adviser to this Fund.
10

Invesco V.I. Health Care Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. International Growth Fund (Series I Shares) - seeks long-term growth of capital.
Invesco V.I. Main Street Mid Cap Fund (formerly Invesco V.I. Mid Cap Core Equity Fund (Series I Shares))* - seeks long-term growth of capital.
Invesco V.I. Main Street Small Cap Fund® (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®) (Series I Shares) - seeks capital appreciation.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Small Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Capital Appreciation Fund (Class I Shares) - seeks capital growth.
American Century Investments® VP Mid Cap Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Ultra Fund (Class I Shares) - seeks long-term capital growth.
American Century Investments® VP Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Variable Portfolios II, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Inflation Protection Fund (Class II Shares)* - seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds IS Global Small Capitalization Fund (Class 2 Shares) - seeks long-term growth of capital.
American Funds IS Growth Fund (Class 2 Shares) - seeks growth of capital.
American Funds IS Growth-Income Fund (Class 2 Shares) - seeks to achieve long-term growth of capital and income.
American Funds IS International Fund (Class 2 Shares) - seeks to provide investors with long-term growth of capital.
American Funds IS New World Fund® (Class 2 Shares) - seeks long-term capital appreciation.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class I Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
BlackRock Global Allocation V.I. Fund (Class I Shares) - seeks high total investment return.
BlackRock High Yield V.I. Fund (Class I Shares) - seeks to maximize total return, consistent with income generation and prudent investment management. BlackRock International Limited is the sub-adviser to this Fund.
BNY Mellon Stock Index Fund, Inc. - advised by BNY Mellon Investment Adviser, Inc.
BNY Mellon Stock Index Fund (Initial Shares) - seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index). Mellon Investments Corporation is the sub-adviser to this Fund.
11

Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value (Class 1 Shares)* - seeks long-term capital appreciation.
Davis Variable Account Fund, Inc. - advised by Davis Selected Advisors, L.P.
Davis Financial Portfolio - seeks long-term growth of capital. Davis Selected Advisers-NY, Inc. is the sub-adviser to this Fund.
Davis Value Portfolio* - seeks long-term growth of capital. Davis Selected Advisers-NY, Inc. is the sub-adviser to this Fund.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® International Series (Standard Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® Small Cap Value Series (Service Class Shares) - seeks capital appreciation.
Deutsche DWS Investments VIT Funds – advised by DWS Investment Management Americas, Inc.
DWS Small Cap Index VIP (Class A Shares) - seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies. Northern Trust Investments, Inc. is the sub-adviser to this Fund.
Deutsche DWS Variable Series I – advised by DWS Investment Management Americas, Inc.
DWS Core Equity VIP (Class A Shares) - seeks long-term growth of capital, current income and growth of income.
Deutsche DWS Variable Series II – advised by DWS Investment Management Americas, Inc.
DWS High Income VIP (Class A Shares) - seeks a high level of current income.
DWS Small Mid Cap Value VIP (Class A Shares)* - seeks long-term capital appreciation.
DFA Investment Dimensions Group, Inc. – advised by Dimensional Fund Advisors LP
Dimensional VIT Inflation-Protected Securities Portfolio (Institutional Class Shares) - seeks to provide inflation protection and earn current income consistent with inflation-protected securities.
Eaton Vance Variable Trust – advised by Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares) - seeks to provide a high level of current income.
Federated Hermes Insurance Series – advised by Federated Investment Management Company
Federated Hermes High Income Bond Fund II (Primary Class Shares) - seeks high current income.
Fidelity® Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio (Service Class 2 Shares)* - seeks long-term capital appreciation. FMR Co., Inc. (FMRC) is the sub-adviser to this Fund.
Fidelity® VIP Emerging Markets Portfolio (Service Class 2 Shares) - seeks capital appreciation. FMR Co., Inc. (FMRC) is the sub-adviser to this Fund.
Fidelity VIP Index 500 Portfolio (Initial Class Shares) - seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
12

Fidelity® Variable Insurance Products Fund III – advised by Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2 Shares)* - seeks long-term growth of capital. FMR Co., Inc. (FMRC) is the sub-adviser to this Fund.
Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Mid Cap Value Fund (Institutional Shares)* - seeks long-term capital appreciation.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Service Shares)* - seeks long-term growth of capital.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation. Ariel Investments, LLC is the sub-adviser to this Fund.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Core Bond Fund (Investor Class Shares) - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. Federated Investment Management Company and Wellington Management Company LLP are the sub-advisers to this Fund.
Great-West Emerging Markets Equity Fund (Investor Class Shares) - seeks long-term capital appreciation. Lazard Asset Management LLC and UBS Asset Management (Americas) Inc. are the sub-advisers to this Fund.
Great-West Global Bond Fund (Investor Class Shares)* - seeks current income with capital appreciation and growth of income. Franklin Advisers, Inc. and Mellon Investments Corporation are the sub-advisers to the Fund.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West Inflation-Protected Securities Fund (Investor Class Shares) - seeks real return consistent with the preservation of capital. Goldman Sachs Asset Management, L.P. is the sub-adviser to this Fund.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index. Irish Life Investment Managers Ltd. is the sub-adviser to this Fund.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth. LSV Asset Management and Massachusetts Financial Services Company are the sub-advisers to this Fund.
Great-West Large Cap Growth Fund (Investor Class Shares) - seeks long-term growth of capital. Amundi Pioneer Asset Management, Inc. and J.P. Morgan Investment Management Inc. are the sub-advisers to this Fund.
Great-West Large Cap Value Fund (Investor Class Shares) - seeks capital growth and current income. Putnam Investment Management, LLC and T. Rowe Price Associates, Inc. are the sub-advisers to this Fund.
Great-West Large Cap Value Fund (Investor II Class Shares)* - seeks capital growth and current income. Putnam Investment Management, LLC and T. Rowe Price Associates, Inc. are the sub-advisers to this Fund.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital. Goldman Sachs Asset Management, L.P. is the sub-adviser to this Fund.
13

Great-West Multi-Sector Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation. Loomis, Sayles & Company, L.P. and Newfleet Asset Management, LLC are the sub-advisers to this Fund.
Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”). Irish Life Investment Managers Ltd. is the sub-adviser to this Fund.
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, which track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) MidCap 400® Index. Irish Life Investment Managers Ltd. is the sub-adviser to this Fund.
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. ) Irish Life Investment Managers Ltd. is the sub-adviser to this Fund.
Great-West Short Duration Bond Fund (Investor Class Shares) - seeks maximum total return that is consistent with preservation of capital and liquidity.
Great-West Small Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation. Lord, Abbett & Co. LLC and Peregrine Capital Management, LLC are the sub-advisers to the Fund.
Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares) - seeks long-term capital growth. Hotchkis & Wiley Capital Management, LLC and Loomis, Sayles & Company, L.P. are the sub-advisers to this Fund.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation. T. Rowe Price Associates, Inc. is the sub-adviser to this Fund.
Great-West U.S. Government Securities Fund (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
14

Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Lifetime 2060 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth.
Great-West Profile Funds
Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Institutional Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio (Institutional Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Forty Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Global Technology and Innovation Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Overseas Portfolio (Institutional Shares)* - seeks long-term growth of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares) - seeks capital growth over the long term.
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1 Shares) - seeks high total return.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Portfolio (Class I Shares) - seeks long-term growth of capital. ClearBridge Investments, LLC is the sub-adviser to this Fund.
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital. ClearBridge Investments, LLC is the sub-adviser to this Fund.
15

Lord Abbett Series Fund, Inc. – advised by Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio (Class VC Shares)* - seeks long-term growth of capital.
Lord Abbett Series Fund Total Return Portfolio (Class VC Shares) - seeks income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company
MFS® VIT Growth Series (Initial Class Shares) - seeks capital appreciation.
MFS® VIT Mid Cap Growth Series (Initial Class Shares) - seeks capital appreciation.
MFS® VIT Research Series (Initial Class Shares) - seeks capital appreciation.
MFS® VIT Total Return Bond Series (Initial Class Shares) - seeks total return with an emphasis on current income, but also considering capital appreciation.
MFS® VIT Value Series (Initial Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II International Growth Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT III Global Real Estate Portfolio (Initial Class Shares) - seeks total return.
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class I Shares)* - seeks growth of capital.
Neuberger Berman AMT Sustainable Equity Portfolio (Class I Shares) - seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT High Yield Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
16

PIMCO VIT Total Return Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Real Estate Shares VCT Portfolio (Class I Shares) - seeks long-term growth of capital; current income is a secondary objective.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Emerging Markets Equity Fund Class (Class IA Shares)* - seeks long-term capital appreciation. The Putnam Advisory Company, LLC and Putnam Investments Limited are the sub-advisers to this Fund.
Putnam VT Focused International Equity Fund (formerly Putnam VT Global Equity Fund) (Class IA Shares) - seeks capital appreciation. The Putnam Advisory Company, LLC and Putnam Investments Limited are the sub-advisers to this Fund.
Putnam VT Global Asset Allocation Fund (Class IA Shares) - seeks long-term return consistent with preservation of capital. The Putnam Advisory Company, LLC and Putnam Investments Limited are the sub-advisers to this Fund.
Putnam VT Growth Opportunities Fund (Class IA Shares) - seeks capital appreciation. Putnam Investments Limited is the sub-adviser to this Fund.
Putnam VT High Yield Fund (Class IA Shares) - seeks high current income. Putnam Investments Limited is the sub-adviser to this Fund.
Putnam VT Income Fund (Class IB Shares) - seeks high current income consistent with what the manager believes to be prudent risk. Putnam Investments Limited is the sub-adviser to this Fund.
Putnam VT International Value Fund (Class IA Shares) - seeks capital growth; current income is a secondary objective. The Putnam Advisory Company, LLC and Putnam Investments Limited are the sub-advisers to this Fund.
Putnam VT Large Cap Value Fund (formerly Putnam VT Equity Income Fund) (Class IA Shares) - seeks capital growth and current income. Putnam Investments Limited is the sub-adviser to this Fund.
Putnam VT Research Fund (Class IA Shares) - seeks capital appreciation. The Putnam Advisory Company, LLC and Putnam Investments Limited are the sub-advisers to this Fund.
Putnam VT Small Cap Value Fund (Class IA Shares) - seeks capital appreciation. Putnam Investments Limited is the sub-adviser to this Fund.
Putnam VT Sustainable Future Fund (Class IA Shares) - seeks capital appreciation and, as a secondary objective, current income. Putnam Investments Limited is the sub-adviser to this Fund.
Royce Capital Fund – advised by Royce & Associates, LP
Royce Small-Cap Portfolio (Service Class Shares)* - seeks long-term growth of capital.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares) - seeks to provide long-term capital growth; income is a secondary objective.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Emerging Markets Fund (Initial Class Shares)* - seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
17

VanEck VIP Global Resources Fund (formerly VanEck VIP Global Hard Assets Fund) (Initial Class Shares)* - seeks long-term capital appreciation by investing primarily in global resource securities; income is a secondary consideration.
Vanguard Variable Insurance Funds - advised by The Vanguard Group, Inc.
Vanguard VIF Global Bond Index Portfolio - seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Vanguard VIF Total Bond Market Index Portfolio - seeks to track the performance of a broad, market-weighted bond index.
Victory Variable Insurance Funds – advised by Victory Capital Management, Inc.
Victory RS Small Cap Growth Equity VIP Series (Class I Shares) - seeks long-term capital growth.
* The Sub-Account investing in this Fund is closed to new Owners.
You should contact your representative for further information on the availability of the Divisions.
Each Fund is subject to certain investment restrictions and policies that may not be changed without the approval of a majority of the shareholders of the Fund. See the Fund prospectuses for further information.
We automatically reinvest all dividends and capital gain distributions from the Funds in shares of the distributing Fund at their net asset value. The income and realized and unrealized gains or losses on the assets of each Division are separate and are credited to, or charged against, the particular Division without regard to income, gains or losses from any other Division or from any other part of our business. We will use amounts you allocate to a Division to purchase shares in the corresponding Fund and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves. The Funds are required to redeem their shares at net asset value and to make payment within seven days.
The Funds may also be available to separate accounts offering variable annuity, variable life products and qualified plans of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners, including withdrawal of the Series Account from participation in the Funds that are involved in the conflict or substitution of shares of other Funds.
Voting. We are the legal owner of all shares of the Funds held in the Divisions of the Series Account. In general, you do not have a direct right to vote the Fund shares held in the Divisions of the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares held in the Divisions. At regular and special shareholder meetings, we will vote the shares held in the Divisions in accordance with those instructions received from Owners who have an interest in the respective Divisions.
We will vote shares held in each Division for which no timely instructions from Owners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Division for which instructions are received.
The number of shares in each Division for which instructions may be given by an Owner is determined by dividing the portion of the Account Value derived from participation in that Division, if any, by the value of one share of the corresponding Fund. We will determine the number as of the record date chosen by the Fund. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders’ meeting.
We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to Owners.
18

This description reflects our current view of applicable federal securities law. Should the applicable federal securities laws change so as to permit us to vote shares held in the Series Account in our own right, we may elect to do so.
Fixed Account
The Fixed Account is part of our General Account. We have absolute ownership of the assets in the Fixed Account. Except as limited by law, we have sole control over the investment of the General Account assets. You do not share in the investment experience of the General Account, but are allowed to allocate and transfer Account Value into the Fixed Account. We assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations. The Fixed Account does not participate in the investment performance of the Sub-Accounts. The Policy gives the Company the right to impose limits on the amount each Owner can invest in the Fixed Account and such limits are subject to change at the sole discretion of the Company.
The Fixed Account is not registered with the SEC under the Securities Act of 1933. Neither the Fixed Account nor the General Account have been registered as an investment company under the 1940 Act. As a result, neither the Fixed Account nor the General Account are generally subject to regulation under either Act. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in registration statements.
The Fixed Account offers a guarantee of principal, after deductions for fees and expenses. We also guarantee that amounts you allocated to the Fixed Account will earn interest at a rate of at least the minimum guaranteed interest rate indicated in your Policy. We do not rely on predetermined formulas to set Fixed Account interest rates. We will review the interest rate at least once a year, but at the Company’s discretion we may reset the interest rate monthly.
The Fixed Account may not be available in all states.
Employer-Financed Insurance Purchase Arrangements--Tax and Other Legal Issues
In addition to corporations and other employers, the Policy is also available for purchase by individuals whose employers will pay some or all of the Premiums due under the Policy pursuant to an employer-financed insurance purchase arrangement. In such cases, references in this prospectus to the “Owner” of the Policy will refer to the individual and, depending on the context, references to the “payment of premiums” will refer to payments to Great-West under the Policy by the employer and/or by the employee.
Employers and employees contemplating the purchase of a Policy as a part of an employer-financed insurance purchase arrangement should consult qualified legal and tax counsel with regard to the issues presented by such a transaction. For this purpose, an employer-financed insurance purchase arrangement is a plan or arrangement which contemplates that an employer will pay one or more Premiums for the purchase of a Policy that will be owned, subject to certain restrictions, by an employee or by a person or entity designated by the employee.
The general considerations applicable to such a purchase include the following:
1.
 Payments by the employer under an employer-financed insurance purchase arrangement will only be deductible for income tax purposes when the payments are taxable to the employee with respect to whom they are made.
2.
 Imposition of certain types of restrictions, specifically a substantial risk of forfeiture, on the purchased Policy may defer both the deductibility of the payments to the employer and their taxability to the employee.
3.
 The payment of some or all of the Premiums by the employer may create an ERISA welfare benefit plan which is subject to the reporting, disclosure, fiduciary and enforcement provisions of ERISA.
4.
 The payment of some or all of the Premiums by the employer will not prevent the Owner from being treated as the owner of the Policy for federal income tax purposes.
5.
 Under some circumstances, the failure of the employer to make one or more of the planned Premiums under the Policy may cause a lapse of the Policy.
6.
 An employee considering whether to participate in an employer-financed insurance purchase arrangement should consider whether the financial and tax benefits of the ownership of the Policy outweigh the costs, such as sales loads and cost of insurance charges that will be incurred as a result of the purchase and ownership of the Policy.
7.
 An employee considering whether to participate in an employer-financed insurance purchase arrangement should consider whether the designation of another person or entity as the owner of the Policy will have adverse consequences under applicable gift, estate, or inheritance tax laws.
8.
 An employee considering whether to participate in an employer-financed insurance purchase arrangement should consider whether the financial performance of the Policy will support any planned withdrawals or borrowings under the Policy.
19

9.
 In an employer-financed insurance purchase arrangement, the procedures described below in “Market Timing and Excessive Trading”, which are designed to prevent or minimize market timing and excessive trading by Owners may, in certain circumstances, require us to perform standardized trade monitoring; in other circumstances such monitoring will be performed by the Fund. Certain Funds require us to provide reports of the Owner’s trading activity, if prohibited trading, as defined by the Fund, is suspected. The determination of whether there is prohibited trading based on the Funds’ definition of prohibited trading may be made by us or by the Fund. The Fund determines the restrictions imposed, which could be one of the four restrictions described in this prospectus or by restricting the Owner from making Transfers into the identified Fund for the period of time specified by the Fund.
Charges and Deductions
The Policy has insurance features and investment features, and there are costs related to each. This section describes the fees and charges that we may make under the Policy to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under this Policy may result in a profit to us.
Expense Charge Applied to Premium. We will deduct a maximum charge of 10% from each Premium payment, which is broken down as follows. A maximum of 6.5% will be deducted as sales load to compensate us in part for sales and promotional expenses in connection with selling the Policies, such as commissions, the cost of preparing sales literature, other promotional activities and other direct and indirect expenses. A maximum of 3.5% of Premium will be used to cover Premium taxes and certain federal income tax obligations resulting from the receipt of Premiums. All states and some cities and municipalities impose taxes on Premiums paid for life insurance, which generally range from 2% to 4% of Premium but may exceed 4% in some states. The amount of your state’s Premium tax may be higher or lower than the amount attributable to Premium taxes that we deduct from your Premium payments.
The current expense charge applied to Premium for sales load is 2.5% of Premium up to target and 1.0% of Premium in excess of target for Policy Years 1 through 10. Your target Premium will depend on the initial Total Face Amount of your Policy, your Issue Age, your sex (except in unisex states), and rating class (if any) which equals the maximum Premium payable under the seven-pay test such that the Policy remains compliant with 7702A of the Code. Thereafter, there is no charge for sales load. The current expense charge applied to Premium to cover our Premium taxes and the federal tax obligation described above is 3.5% in all Policy Years.
Where permitted by applicable state insurance law, if your Policy is surrendered for the Surrender Benefit (Account Value less any outstanding Policy loans and less accrued loan interest) within the first seven Policy Years, we will return a percentage of the expense charge. The return of expense charge will be a percentage of your Account Value on the date the Request for surrender was received by us at our Corporate Headquarters. This amount will be in addition to the Surrender Benefit.
The return of expense charge is based on the following:
Policy Year	Percentage of Account Value Returned
Year 1	7%
Year 2	6%
Year 3	5%
Year 4	4%
Year 5	3%
Year 6	2%
Year 7	1%
Year 8	0%
As described under the heading “Term Life Insurance Rider” below, we may offer a term life insurance rider that may have the effect of reducing the sales charge and the return of expense charge you pay on purchasing an equivalent amount of insurance. We offer this rider in circumstances that result in the savings of sales and distribution expenses and administrative costs. To qualify, a corporation, employer, or other purchaser must satisfy certain criteria such as, for example, the number of Policies it expects to purchase and the expected Total Face Amount under all such Policies. Generally, the sales contacts and effort and administrative costs per Policy depend on factors such as the number of Policies purchased by a single Owner, the purpose for which the Policies are purchased, and the characteristics of the proposed Insureds. The amount of reduction and the criteria for qualification are related to the sales effort and
20

administrative costs resulting from sales to a qualifying Owner. Great-West from time to time may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Series Account.
Mortality and Expense Risk Charge. This charge is for the mortality and expense risks we assume with respect to the Policy. It is based on an annual rate that we accrue against each Division of the Series Account on a daily basis and deduct on the first day of each Policy month by cancelling accumulation units on a pro-rata basis across all Sub-Accounts. We convert the mortality and expense risk charge into a daily rate by dividing the annual rate by 365. The mortality and expense risk charge will be determined by us from time to time based on our expectations of future interest, mortality experience, persistency, expenses and taxes, but will not exceed 0.90% annually. Currently, the charge is 0.28% for Policy Years 1 through 20 and 0.10% thereafter. On surrender and payment of the death benefit, we will deduct the pro-rata portion of the mortality and expense risk charge that has accrued.
Because the value of your Sub-Accounts can vary from month-to-month, the monthly deduction for the mortality and expense risk charge will also vary. If the amount the mortality and expense risk charge is insufficient to cover the costs resulting from the mortality and expense risks that we assume, we will bear the loss. If the amount we charge is more than sufficient to cover such costs, we will make a profit on the charge. To the extent that we do make a profit from this charge, we may use this profit for any corporate purpose, including the payment of administrative, marketing, distribution, and other expenses in connection with the Policies.
The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that the costs of issuing and administering Policies may be more than we estimated.
Monthly Deduction. We make a monthly deduction from your Account Value on the Policy Date and the first day of each Policy Month. This monthly deduction will be charged proportionally to the amounts in the Divisions.
The monthly deduction equals the sum of 1, 2, 3, 4 and 5 where:
1.
 is the cost of insurance charge (the monthly risk charge) equal to the current monthly risk rate (described below) multiplied by the net amount at risk divided by 1,000;
2.
 is the service charge;
3.
 is the monthly cost of any additional benefits provided by riders which are a part of your Policy;
4.
 is any extra risk charge if the Insured is in a rated class as specified in your Policy; and
5.
 is the accrued mortality and expense risk charge.
The net amount at risk equals:
•the death benefit divided by 1.00327374; less
•your Account Value on the first day of a Policy Month prior to assessing the monthly deduction.
If there are increases in the Total Face Amount other than increases caused by changes in the death benefit option, the monthly deduction described above is determined separately for the initial Total Face Amount and each increase in the Total Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the most recent increase in the death benefit and then to each increase in the Total Face Amount in the reverse order in which the increases were made.
Monthly Risk Rates. The monthly risk rate is used to determine the cost of insurance charge (monthly risk charge) for providing insurance coverage under the Policy. The monthly risk rate is applied to the amount at risk. The monthly risk rates (except for any such rate applicable to an increase in the Total Face Amount) are based on the length of time your Policy has been in force and the Insured’s sex (in the case of non-unisex Policies) and Issue Age. If the Insured is in a rated class as specified in your Policy, we will deduct an extra risk charge that reflects that class rating. The monthly risk rates applicable to each increase in the Total Face Amount are based on the length of time the increase has been in force and the Insured’s sex (in the case of non-unisex Policies), Issue Age, and class rating, if any. The monthly risk rates will be determined by us from time to time based on our expectations of future experience with respect to mortality, investment earnings, persistency, capital and reserve requirements, interest rates and expenses (including taxes). For Policies issued on or after December 26, 2019, the guaranteed maximum monthly risk rates are based on the 2017 Commissioner's Standard Ordinary, Age Nearest Birthday, Male/Female, Smoker/Non-Smoker Ultimate Mortality Table (“2017 CSO”). For Policies issued prior to December 26, 2019, the guaranteed maximum monthly risk rates are based on the 2001 Commissioner's Standard Ordinary, Age Nearest Birthday, Male/Female, Smoker/Non-Smoker Ultimate Mortality Table.
21

Currently, the guaranteed minimum monthly risk charge under the 2017 CSO is $0.01 per $1000 and the guaranteed maximum is $83.33 per $1000. If your Policy is issued in Montana, unisex rates are charged and these rates will never exceed the male Smoker Ultimate Mortality Table.
The guaranteed maximum monthly risk rates reflect any class rating applicable to the Policy. We have filed a detailed statement of our methods for computing Account Values with the insurance department in each jurisdiction where the Policy was delivered. These values are equal to or exceed the minimum required by law.
The monthly risk rate is greater on policies that require less underwriting to be performed regardless of the health of the individual. Monthly risk rate charges will be greatest on guaranteed issue policies, followed by simplified issue policies, then fully underwritten policies.
Service Charge. We will deduct a maximum of $10 from your Account Value on the first day of each Policy Month to cover our administrative costs, such as salaries, postage, telephone, office equipment and periodic reports. This charge may be increased or decreased by us from time to time based on our expectations of future expenses, but will never exceed $10 per Policy Month. The service charge will be deducted proportionally from the Divisions. The current service charge is $7.50 per Policy Month.
Transfer Fee. A maximum administrative charge of $10 per Transfer of Account Value from one Division to other Divisions will be deducted from your Account Value for all Transfers in excess of 12 made in the same Policy Year. The allocation of your Initial Premium from the Great-West Government Money Market Division to your selected Divisions will not count toward the 12 free Transfers. Similarly, Transfers made under dollar cost averaging and periodic rebalancing under the rebalancer option are not subject to the fee and do not count as Transfers for this purpose (except a one-time rebalancing under the rebalancer option will count as one Transfer). All Transfers Requested on the same Business Day will be aggregated and counted as one Transfer. The current charge is $10 per Transfer.
Partial Withdrawal Fee. A maximum administrative fee of $25 will be deducted from your Account Value for all partial withdrawals after the first made in the same Policy Year. The partial withdrawal fee will be deducted proportionally from all Divisions.
Surrender Charges. Your Policy has no surrender charges.
Change of Death Benefit Option Fee. A maximum administrative fee of $100 will be deducted from your Account Value each time you change your death benefit option. The change of death benefit fee will be deducted proportionally from all Divisions.
Fund Expenses. You indirectly bear the charges and expenses of the Funds whose shares are held by the Divisions to which you allocate your Account Value. The Series Account purchases shares of the Funds at net asset value. Each Fund’s net asset value reflects investment advisory fees and administrative expenses already deducted from the Fund’s assets. For more information concerning the investment advisory fees and other charges against the Funds, see the Fund prospectuses and the statements of additional information for the Funds, which are available upon Request.
We may receive compensation from the investment advisers or administrators of the Funds. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and, therefore, may differ between Funds. See “Payments We Receive” above.
General Description of Policy
Unless otherwise indicated, the description of the Policy in this prospectus assumes that the Policy is in force, there is no Policy Debt and current federal tax laws apply. The Policy described in this prospectus is offered to corporations and other employers to provide life insurance coverage in connection with, among other things, deferred compensation plans and employer-financed insurance purchase arrangements. We issue Policies on the lives of prospective Insureds who meet our underwriting standards.
Policy Rights
Owner. While the Insured is alive, unless you have assigned any of these rights, you may:
•transfer ownership to a new Owner;
•name a contingent owner who will automatically become the Owner of the Policy if you die before the Insured;
•change or revoke a contingent owner;
22

•change or revoke a Beneficiary (unless a previous Beneficiary designation was irrevocable);
•exercise all other rights in the Policy;
•increase or decrease the Total Face Amount, subject to the other provisions of the Policy; and
•change the death benefit option, subject to the other provisions of the Policy.
When you transfer your rights to a new Owner, you automatically revoke any prior contingent owner designation. When you want to change or revoke a prior Beneficiary designation, you have to specify that action. You do not affect a prior Beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.
You do not need the consent of a Beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the Requested action. Your Request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before it was received by us.
Beneficiary. The Beneficiary has no rights in the Policy until the death of the Insured, except an irrevocable Beneficiary cannot be changed without the consent of that Beneficiary. If a Beneficiary is alive at that time, the Beneficiary will be entitled to payment of the Death Benefit Proceeds as they become due.
Policy Limitations
Allocation of Net Premiums. Except as otherwise described herein, your net Premium will be allocated in accordance with the allocation percentages you select. Percentages must total 100% and can be up to two decimal places.
We will credit Premium payments received prior to the end of the free look period as described in the “Free Look Period” section of this prospectus below.
You may change your allocation percentages at any time by Request.
Transfers Among Divisions. Subject to our rules as they may exist from time to time, you may at any time after the Free-Look Period Transfer to another Division all or a portion of the Account Value allocated to a Division. We will make Transfers pursuant to a Request.
Transfers may be Requested by indicating the Transfer of either a specified dollar amount or a specified percentage of the Division’s value from which the Transfer will be made.
Transfer privileges are subject to our consent. We reserve the right to impose limitations on Transfers, including, but not limited to: (1) the minimum amount that may be Transferred; and (2) the minimum amount that may remain in a Division following a Transfer from that Division. In addition, we do not intend to enforce the restriction on Transfers set forth in your Policy except in cases of identified market timing unless the Sub-Account has additional restrictions that are noted in the respective Fund’s prospectus. See “Market Timing & Excessive Trading” below.
In addition, we do not intend to enforce restrictions on Transfers set forth in your Policy except in cases of identified market timing unless the Sub-Account has additional restrictions that are noted in the respective Fund’s prospectus. See “Market Timing & Excessive Trading” below.
A fee of $10 per Transfer will apply for all Transfers in excess of 12 made in a Policy Year. We may increase or decrease the Transfer charge; however, it is guaranteed to never exceed $10 per Transfer. All Transfers Requested on the same Business Day will count as only one Transfer toward the 12 free Transfers. The Transfer of your Initial Premium from the Great-West Government Money Market Division to your selected Divisions does not count toward the 12 free Transfers. Likewise, any Transfers under dollar cost averaging or periodic rebalancing of your Account Value under the rebalancer option do not count toward the 12 free Transfers (a one-time rebalancing, however, will be counted as one Transfer).
Fixed Account Transfers. Transfers into the Fixed Account are limited to once every 60 days. If the Company has imposed a limit on the amount that can be allocated to the Fixed Account, then your Transfer will be rejected if it would cause the value of the Fixed Account to exceed such limit. Transfers from the Fixed Account may only be made once per year. The maximum to be transferred out will be the greater of 25% of your balance in the Fixed Account or the amount of the Transfer in the previous 365 day period.
23

Market Timing & Excessive Trading. Frequent Transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of an underlying Fund’s securities and the reflection of that change in the Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Date or thereafter.
When you make a Transfer Request among the Funds, your request triggers the purchase and redemption of Fund shares. Frequent Transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Sub-Account, other Owners, beneficiaries, annuitants, or owners of other variable contracts we issue that invest in the Sub-Account. Frequent Transfers can result in the following adverse effects:
•Increased brokerage, trading and transaction costs;
•Disruption of planned investment strategies;
•Forced and unplanned liquidation and Fund turnover;
•Lost opportunity costs; and
•Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Owners.
In order to try to protect Owners and the Funds from the potential adverse effects of frequent Transfer activity, we have implemented certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent, short-term Transfer activity that may adversely affect the Funds, Fund shareholders, the Sub-Account, other Owners, beneficiaries, annuitants and owners of other variable contracts we issue that invest in the Sub-Account. We discourage frequent Transfers of Account Value between the Sub-Accounts.
We monitor Transfer activity in the Policy to identify frequent Transfer activity in any Policy. Our current Market Timing Procedures are intended to detect Transfer activity in which the Transfers exceed a certain dollar amount and a certain number of Transfers involving the same Funds within a specific time period. We regularly review transaction reports in an attempt to identify Transfers that exceed our established parameters. We do not include Transfers made pursuant to the dollar-cost averaging and Fund rebalancing programs when monitoring for frequent Transfer activity.
When we identify Transfer activity exceeding our established parameters in a Policy or group of Policies that appear to be under common control, we suspend non-written methods of requesting Transfers for that Policy or group of Policies. All Transfer Requests for the affected Policy or group of Policies must be in writing. We notify the affected Owner(s) in writing of these restrictions.
In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds’ policies and procedures, Owners and other persons with interests under the Policy should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or Transfers by specific Owners who violate the market timing policies established by the Fund.
Some of the Funds have reserved the right to temporarily or permanently refuse payments or Transfer Requests from us if, in the judgment of the Fund’s investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a Transfer Request, or to reverse a Transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund’s refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner’s Transfer Request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.
We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent Transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of Transfers, time period of the Transfers, or any of these.
24

Owners seeking to engage in frequent Transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such Transfer activity is limited by operational systems and technological limitations.
Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.
Exchange of Policy. You may exchange your Policy for a new policy issued by Great-West that does not provide for variable benefits. The new policy will have the same Policy Date, Issue Age, and Insured as your Policy on the date of the exchange. The exchange must be made within 24 Policy Months after the Issue Date of your Policy and all Policy Debt must be repaid.
The cash value of your current Policy will be applied to the new policy as the Initial Premium.
Age Requirements. An Insured’s Issue Age must be between 20 and 85 for Policies issued on a fully underwritten basis and between 20 and 70 for Policies issued on a guaranteed underwriting or a simplified underwriting basis.
Policy or Registrant Changes
Addition, Deletion or Substitution of Investment Options. Great-West selects the investment options offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the investment option or an affiliate of the investment option will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the investment option, its investment adviser, or its distributor. For more information on such compensation, see “Charges and Deductions” in this prospectus. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include investment options based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected investment options of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the investment options and cannot guarantee that any of the investment options will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts. Great-West periodically reviews each investment option and reserves the right to discontinue the offering of any investment option if we determine the investment option no longer meets one or more of the criteria, or if the investment option has not attracted significant allocations. If an investment option is discontinued, we may substitute shares of another investment option or shares of another investment company for the discontinued investment option’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to an investment option that is being discontinued, you will be given notice prior to the investment option’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
The Series Account. We reserve the right to operate the Series Account in any form permitted by law, to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws, to assess a charge for taxes attributable to the operation of the Series Account or for other taxes, as described in “Charges and Deductions” section of this prospectus, and to change the way in which we assess other charges, as long as the total other charges do not exceed the maximum guaranteed charges under the Policies.
Entire Contract. Your entire contract with us consists of the Policy, including the attached copy of your application and any attached copies of supplemental applications for increases in the Total Face Amount, any endorsements and any riders. Any illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how values under the Policy, such as Cash Surrender Value, death benefit and Account Value, will change with the investment experience of the Divisions, and such information is based solely upon data available at the time such illustrations are prepared.
Alteration. Sales representatives do not have any authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, secretary, or one of our vice presidents.
Modification. Upon notice to you, we may modify the Policy if such a modification –
25

•is necessary to make the Policy or the Series Account comply with any law or regulation issued by a governmental agency to which we are, or the Series Account is, subject;
•is necessary to assure continued qualification of the Policy under the Code or other federal or state laws as a life insurance policy;
•is necessary to reflect a change in the operation of the Series Account or the Divisions; or
•adds, deletes or otherwise changes Division options.
We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect such modification.
Assignments. During the lifetime of the Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Corporate Headquarters and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we received it. We are not responsible for the validity or legal effect of any assignment.
Notice and Elections. To be effective, all notices and elections under the Policy must be in writing, signed by you, and received by us at our Corporate Headquarters. Certain exceptions may apply. Unless otherwise provided in the Policy, all notices, Requests and elections will be effective when received at our Corporate Headquarters complete with all necessary information.
Account Value
Your Account Value is the sum of your interests in each Division you have chosen, plus your interests in the Fixed Account, plus the amount in your Loan Account. The Account Value varies depending upon the Premiums paid, expense charges applied to Premium, mortality and expense risk charge, service charges, monthly risk charges, partial withdrawals, fees, Policy loans and the net investment factor (described below) for the Divisions to which your Account Value is allocated and the interest credited to the Fixed Account.
We measure the amounts in the Divisions in terms of Units and Unit Values. On any given date, your interest in a Division is equal to the Unit Value multiplied by the number of Units credited to you in that Division. Amounts allocated to a Division will be used to purchase Units of that Division. Units are redeemed when you make partial withdrawals, undertake Policy loans or Transfer amounts from a Division, and for the payment of service charges, monthly mortality and expense charges, monthly risk charges and other fees. The number of Units of each Division purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Division. The Unit Value for each Division was established at $10 for the first Valuation Date of the Division. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Division for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.
Transactions are processed on the date we receive a Premium at our Corporate Headquarters or upon approval of a Request. If your Premium or Request is received on a date that is not a Valuation Date, or after the close of the NYSE on a Valuation Date, the transaction will be processed on the next Valuation Date.
The Account Value on the Policy Date equals:
•that portion of net Premium received and allocated to the Division, plus
•that portion of net Premium received and allocated to the Fixed Account, less
•the service charges due on the Policy Date, less
•the monthly risk charge due on the Policy Date, less
•the monthly mortality and expense risk charge due on the Policy Date, less
•the monthly risk charge for any riders due on the Policy Date.
We apply your Initial Premium on the Policy Date, which will be the Issue Date (if we have already received your Initial Premium) or the Business Day we receive a Premium equal to, or in excess of, the Initial Premium after we have approved your application.
The Account Value attributable to each Division of the Series Account on the subsequent Valuation Dates is equal to:
•the Account Value attributable to the Division on the preceding Valuation Date multiplied by that Division’s net investment factor, plus
•that portion of net Premium received and allocated to the Division during the current Valuation Period, plus
26

•that portion of the value of the Loan Account Transferred to the Division upon repayment of a Policy loan during the current Valuation Period, plus
•any amounts Transferred by you to the Division from another Division during the current Valuation Period, less
•any amounts Transferred by you from the Division to another Division during the current Valuation Period, less
•that portion of any partial withdrawals deducted from the Division during the current Valuation Period, less
•that portion of any Account Value Transferred from the Division to the Loan Account during the current Valuation Period, less
•that portion of fees due in connection with a partial withdrawal charged to the Division, less
•the pro-rata portion of the mortality and expense risk charge accrued and charged to the Division, less
•if the first day of a Policy Month occurs during the current Valuation Period, that portion of the service charge for the Policy Month just beginning charged to the Division, less
•if the first day of a Policy Month occurs during the current Valuation Period, that portion of the monthly risk charge for the Policy Month just beginning charged to the Division, less
•if the first day of a Policy Month occurs during the current Valuation Period, that portion of the mortality and expense risk charge for the Policy Month just ending charged to the Division, less
•if the first day of a Policy Month occurs during the current Valuation Period, that Division’s portion of the cost for any riders and any extra risk charge if the Insured is in a rated class as specified in your Policy, for the Policy Month just beginning.
Net Investment Factor. The net investment factor for each Division for any Valuation Period is determined by dividing (1) by (2) where:
1.
 is the net result of:
•the net asset value of a Fund share held in the Division determined as of the end of the current Valuation Period, plus
•the per share amount of any dividend or other distribution declared on Fund shares held in the Division if the “ex-dividend” date occurs during the current Valuation Period, plus or minus
•a per share credit or charge with respect to any taxes incurred by or reserved for, or paid by us if not previously reserved for, during the current Valuation Period which are determined by us to be attributable to the operation of the Division; and
2.
 is the net result of:
•the net asset value of a Fund share held in the Division determined as of the end of the preceding Valuation Period, plus or minus
•a per share credit or charge with respect to any taxes incurred by or reserved for, or paid by us if not previously reserved for, during the preceding Valuation Period which are determined by us to be attributable to the operation of the Division.
The net investment factor may be greater or less than or equal to one. Therefore, the Unit Value may increase, decrease or remain unchanged.
The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of each Fund. These fees and expenses are not fixed or specified under the terms of the Policy, may differ between Funds, and may vary from year to year. Fund fees and expenses are described in each Fund prospectus.
The Fixed Account Value is:
•Premiums, less Expense Charges, allocated to the Fixed Account; plus
•Sub-Account Value transferred to the Fixed Account; plus
• Interest credited to the Fixed Account; minus
•Partial withdrawals from the Fixed Account including any applicable partial withdrawal charges; minus
•The portion of any accrued policy fees and charges allocated to the Fixed Account; minus
•Loans from the Fixed Account; minus
•Transfers from the Fixed Account, including any applicable transfer charges.
During any Policy Month the Fixed Account Value will be calculated on a consistent basis. For purposes of crediting interest, Policy value deducted, transferred or withdrawn from the Fixed Account is accounted for on a first in first out basis.
The mortality and expense risk charge for the Valuation Period is the annual mortality and expense risk charge divided by 365 multiplied by the number of days in the Valuation Period.
Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no such change will have a material effect on the benefits or other provisions of your Policy.
27

Other Provisions and Benefits
Misstatement of Age or Sex (Non-Unisex Policy). If the age or (in the case of a non-unisex Policy) sex of the Insured is stated incorrectly in your Policy application or rider application, we will adjust the amount payable appropriately as described in the Policy.
If we determine that the Insured was not eligible for coverage under the Policy after we discover a misstatement of the Insured’s age, our liability will be limited to a return of Premiums paid, less any partial withdrawals, any Policy Debt, and the cost for riders.
Suicide. If the Insured, whether sane or insane, commits suicide within two years after your Policy’s Issue Date (one year if your Policy is issued in North Dakota) or two years within the date of reinstatement (one year if your Policy is issued in North Dakota), we will not pay any part of the Death Benefit Proceeds. We will pay the Beneficiary the Premiums paid, less the amount of any Policy Debt, any partial withdrawals and the cost for riders.
If the Insured, whether sane or insane, commits suicide within two years after the effective date of an increase in the Total Face Amount (one year if your Policy is issued in North Dakota), then our liability as to that increase will be the cost of insurance for that increase and that portion of the Account Value attributable to that increase. The Total Face Amount of the Policy will be reduced to the Total Face Amount that was in effect prior to the increase.
Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We relied and will continue to rely on those statements when approving the issuance, increase in face amount, increase in death benefit over Premium paid, or change in death benefit option of the Policy. In the absence of fraud, we can use no statement in defense of a claim or to cancel the Policy for misrepresentation unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of Premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the effective date of coverage of such increase.
Paid-Up Life Insurance. When the Insured reaches Attained Age 121 (if your Policy is in force at that time), the entire Account Value of your Policy (less outstanding Policy Debt) will be applied as a single Premium to purchase “paid-up” insurance which means all premiums have been paid and there are no additional premiums due. Outstanding Policy Debt will be repaid at this time. This repayment may be treated as a taxable distribution to you if your Policy is not a MEC. The net single Premium for this insurance will be based on the 2017 Commissioner’s Standard Ordinary, Sex Distinct, Non-Smoker Mortality Table and 4% interest. The cash value of your paid-up insurance, which initially is equal to the net single Premium, will remain in the Divisions of the Series Account in accordance with your then current allocation. While the paid-up life insurance is in effect your assets will remain in the Series Account. You may change your Division allocation instructions and you may Transfer your cash value among the Divisions. All charges under your Policy, to the extent applicable, will continue to be assessed, except we will no longer make a deduction each Policy Month for the monthly risk charge. Your death benefit will be fixed by the Code for Insured age 99. As your cash value changes based on the investment experience of the Divisions, the death benefit will increase or decrease accordingly. You may surrender the paid-up insurance Policy at any time and, if surrendered within 30 days of a Policy Anniversary, its cash value will not be less than it was on that Policy Anniversary. Please see “Federal Income Tax Considerations - Treatment When Insured Reaches Attained Age 121” below.
Supplemental Benefits. The following supplemental benefit riders are available, subject to certain limitations. An additional monthly risk charge will be assessed for each rider that is in force as part of the monthly deduction from your Account Value. If a supplemental benefit rider is terminated, the monthly risk charge for such rider will end immediately. See fee tables above.
Term Life Insurance Rider. This rider provides term life insurance on the Insured. Coverage is renewable annually until the Insured’s Attained Age 121. The amount of coverage provided under this rider varies from month to month as described below. We will pay the rider’s death benefit to the Beneficiary when we receive Due Proof of death of the Insured while this rider is in force.
This rider provides the same three death benefit options as your Policy. The option you choose under the rider must at all times be the same as the option you have chosen for your Policy. The rider’s death benefit will be determined at the beginning of each Policy Month in accordance with one of those options. For each of the options, any outstanding Policy Debt will reduce your death benefit.
28

If you purchase this rider, the Total Face Amount shown on your Policy’s specifications page will be equal to the minimum amount of coverage provided by this rider plus the base face amount (which is the minimum death benefit under your Policy without the rider’s death benefit). The minimum allocation of Total Face Amount between your Policy and the rider is 10% and 90% at inception, respectively. The total Death Benefit Payable under the rider and the Policy will be determined as described in “Death Benefit” below, using the Total Face Amount shown on your Policy’s specifications page.
Coverage under this rider will take effect on the latter of:
•the Policy Date of the Policy to which this rider is attached; or
•the date this rider is delivered and the first rider premium is paid to the Company.
The monthly risk rate for this rider will be the same as that used for the Policy and the monthly risk charge for the rider will be determined by multiplying the monthly risk rate by the rider’s death benefit. This charge will be calculated on the first day of each Policy Month and added to the Policy’s monthly risk charge.
If you purchase this rider, the sales load and return of expense charge will be proportionately lower as a result of a reduction in commission payments. Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. As a result, this rider generally is not offered in connection with any Policy with annual Premium payments of less than $100,000, except for policies issued on a guaranteed issue basis. In our discretion, we may decline to offer this rider or refuse to consent to a proposed allocation of coverage between a Policy and term rider.
If this rider is offered, the commissions will vary depending on the allocation of your coverage between the Policy and the term rider. The same initial Death Benefit will result in the highest commission when there is no term rider, with the commission declining as the portion of the Death Benefit coverage allocated to the term rider increases. Thus, the lowest commission amount is payable, and the lowest amount of sales load deducted from your Premiums will occur, when the maximum term rider is purchased.
You may terminate this rider by Request. This rider also will terminate on the earliest of the following dates:
•the date the Policy is surrendered or terminated;
•the expiration of the grace period of the Policy; or
•the death of the Insured.
Change of Insured Rider (Not available to individual Owners). This rider permits you to change the Insured under your Policy or any Insured that has been named by virtue of this rider. Before we change the Insured you must provide us with (1) a Request for the change signed by you and approved by us; (2) Evidence of Insurability for the new Insured; (3) evidence that there is an insurable interest between you and the new Insured; (4) evidence that the new Insured’s age, at the nearest birthday, is under 70 years; and (5) evidence that the new Insured was born prior to the Policy Date. We may charge a fee for administrative expenses when you change the Insured. The minimum charge is $100 per change and the maximum charge is $400 per change. When a change of Insured takes effect, Premiums will be based on the new Insured’s age, sex, mortality class and the Premium rate in effect on the Policy Date.
Report to Owner. We will maintain all records relating to the Series Account and the Divisions and the Fixed Account. We will send you a report at least once each Policy Year within 30 days after a Policy Anniversary. The report will show current Account Value, current allocation in each Division, death benefit, Premiums paid, investment experience since your last report, deductions made since the last report, and any further information that may be required by laws of the state in which your Policy was issued. It will also show the balance of any outstanding Policy loans and accrued interest on such loans. There is no charge for this report.
In addition, we will send you the financial statements of the Funds and other reports as specified in the 1940 Act. We also will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. Please read your statements and confirmations carefully and verify their accuracy and contact us promptly with any questions.
Dollar Cost Averaging. By Request, you may elect dollar cost averaging in order to purchase Units of the Divisions over a period of time. There is no charge for this service.
Dollar cost averaging permits you to automatically Transfer a predetermined dollar amount, subject to our minimum, at regular intervals from any one or more designated Divisions to one or more of the remaining, then available Divisions. The Unit Value will be determined on the dates of the Transfers. You must specify the percentage to be Transferred into each designated Division. Transfers
29

may be set up on any one of the following frequency periods: monthly, quarterly, semiannually, or annually. The Transfer will be initiated one frequency period following the date of your Request. We will provide a list of Divisions eligible for dollar cost averaging that may be modified from time to time. Amounts Transferred through dollar cost averaging are not counted against the 12 free Transfers allowed in a Policy Year. You may not participate in dollar cost averaging and the rebalancer option (described below) at the same time. Participation in dollar cost averaging does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. We reserve the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer Option. By Request, you may elect the rebalancer option in order to automatically Transfer Account Value among the Divisions on a periodic basis. There is no charge for this service. This type of transfer program automatically reallocates your Account Value so as to maintain a particular percentage allocation among Divisions chosen by you. The amount allocated to each Division will grow or decline at different rates depending on the investment experience of the Divisions. Rebalancing does not change your Premium allocation unless that option is checked on the rebalancer Request. Your Premium allocation can also be changed by written Request at the address on the first page of this prospectus.
You may Request that rebalancing occur one time only, in which case the Transfer will take place on the date of the Request. This Transfer will count as one Transfer towards the 12 free Transfers allowed in a Policy Year.
You may also choose to rebalance your Account Value on a quarterly, semiannual, or annual basis, in which case the first Transfer will be initiated one frequency period following the date of your Request. On that date, your Account Value will be automatically reallocated to the selected Divisions. Thereafter, your Account Value will be rebalanced once each frequency period. In order to participate in the rebalancer option, your entire Account Value must be included. Transfers made with these frequencies will not count against the 12 free Transfers allowed in a Policy Year.
You must specify the percentage of Account Value to be allocated to each Division and the frequency of rebalancing. You may terminate the rebalancer option at any time by Request.
You may not participate in the rebalancer option and dollar cost averaging at the same time. Participation in the rebalancer option does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend, or terminate the rebalancer option at any time.
Non-Participating. The Policy does not pay dividends.
Premiums
Policy Application, Issuance and Initial Premium. To purchase a Policy, you must submit an application to our Corporate Headquarters. We will then follow our underwriting procedures designed to determine the insurability of the applicant. We may require full underwriting, which includes a medical examination and further information, before your application may be approved. We also may offer the Policy on a simplified underwriting or guaranteed issue basis. Applicants must be acceptable risks based on our applicable underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application for any lawful reason or to “rate” an Insured as a substandard risk, which will result in increased monthly risk rates. The monthly risk rate also may vary depending on the type of underwriting we use.
You must specify certain information in the application, including the Total Face Amount, the death benefit option and supplemental benefits, if any. The Total Face Amount generally may not be decreased below $100,000.
Upon approval of the application, we will issue to you a Policy on the life of the Insured. A specified Initial Premium must be paid before we issue the Policy. The effective date of coverage for your Policy (which we call the “Policy Date”) will be the date we receive a Premium equal to or in excess of the specified Initial Premium after we have approved your application. If your Premium payment is received on the 29th, 30th or 31st of a month, the Policy will be dated the 28th of that month.
We generally do not accept Premium payments before approval of an application; however, at our discretion, we may elect to do so. While your application is in underwriting, if we accept your Premium payment before approval of your application, we will provide you with temporary insurance coverage in accordance with the terms of our temporary insurance agreement. In our discretion, we may limit the amount of Premium we accept and the amount of temporary coverage we provide. If we approve your application, we will allocate your Premium payment to the Series Account or Fixed Account on the Policy Date, as described below. Otherwise, we will promptly return your payment to you. We will not credit interest to your Premium payment for the period while your application is in underwriting.
30

We reserve the right to change the terms or conditions of your Policy to comply with differences in applicable state law. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements that are attached to this prospectus or in endorsements to the Policy, as appropriate.
Free Look Period. During the free look period (ten days or the period required by your state), you may cancel your Policy. If you purchased your Policy as a replacement of an existing policy, the free look period is extended to 30 days from the date you received it. If you decide to cancel your Policy within the free look period, you must return the Policy to our Corporate Headquarters or an agent of Great-West. Policies returned during the free look period will be void from the start.
In states that require us to return Account Value if you cancel your Policy, net Premium will be allocated to the Divisions you select on your application. In those states, we will refund your Policy Value (less surrenders, withdrawals and distributions) as of the date we received your cancellation request. This amount may be higher or lower than your Premium payments depending on the investment performance, which means you bear the investment risk until we receive your Policy and notice of cancellation.
In states that require us to return Premium if you cancel your Policy, net Premium will first be allocated to the Great-West Government Money Market Division and remain there until the next Valuation Date following the end of the free look period. In those states, we will return the greater of Account Value (less any surrenders, withdrawals and distributions already received) or the amount of Premium received as of the date we received your cancellation request.
At the end of the free look period, the Sub-Account value held in the Great-West Government Money Market Division will be allocated to the Division(s) you selected. If your Premium payments are received after 4:00 PM EST/EDT, such payments will be credited on the next Valuation Date. Regardless of when the payment is credited, you will receive the values from the date we received your payment.
During the free look period, you may change your Division allocations and your allocation percentages, however, depending on whether your state permits the immediate investment of your Premium, changes made during the free look period may not take effect until after the free look period has expired.
In your Policy, the free look period is also referred to as the right to examine.
Premium. All Premium payments must be made payable to “Great-West Life & Annuity Insurance Company” and mailed to our Corporate Headquarters. The Initial Premium will be due and payable on or before your Policy’s Issue Date. The minimum Initial Premium will vary based on various factors, including the age of the Insured and the death benefits option you select, but may not be less than $100. You may pay additional Premium payments to us in the amounts and at the times you choose, subject to the limitations described below. To find out whether your Premium payment has been received, contact us at the address or telephone number shown on the first page of this prospectus.
We reserve the right to limit the number of Premium payments we accept on an annual basis. No Premium payment may be less than $100 per Policy without our consent, although we will accept a smaller Premium payment if necessary to keep your Policy in force. We reserve the right to restrict or refuse any Premium payments that exceed the Initial Premium amount shown on your Policy. We also reserve the right not to accept a Premium payment that causes the death benefit to increase by an amount that exceeds the Premium received. Evidence of insurability satisfactory to us may be required before we accept any such Premium.
We will not accept Premium payments that would, in our opinion, cause your Policy to fail to qualify as life insurance under applicable federal tax law. If a Premium payment is made in excess of these limits, we will accept only that portion of the Premium within those limits, and will refund the remainder to you.
Net Premiums. The net Premium is the amount you pay as the Premium less any expense charges applied to Premiums. See “Charges and Deductions - Expense Charge Applied to Premium,” above.
Planned Periodic Premiums. While you are not required to make additional Premium payments according to a fixed schedule, you may select a planned periodic Premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic Premium, unless you Request to have reminder notices suspended. You are not required, however, to pay the planned periodic Premium; you may increase or decrease the planned periodic Premium subject to our limits, and you may skip a planned payment or make unscheduled payments. Depending on the investment performance of the Divisions you select, the planned periodic Premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy.
31

Death Benefits
Death Benefit. If your Policy is in force at the time of the Insured’s death, we will pay the Beneficiary an amount based on the death benefit option you select once we have received Due Proof of the Insured’s death. The amount payable will be:
•the amount of the selected death benefit option, less
•the value of any Policy Debt on the date of the Insured’s death, less
•any accrued and unpaid Policy charges.
The Death Benefit payable on the Insured’s death will be paid in a lump sum unless the Owner elects to receive all or a portion of the Death Benefit Proceeds under a settlement option that the Company is then offering.

The Company will pay interest on the Death Benefit Proceeds from the date of death. The Company will pay interest on the Death Benefit Proceeds at a rate established by the Company for funds left on deposit. Additional interest shall accrue at a rate of 10% annually beginning with the date that is 31 calendar days from the latest of (i), (ii), and (iii) to the date the claim is paid, where:
(i)
The date that due proof of death is received by the Company;
(ii)
The date the Company receives sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the Proceeds; and
(iii)
The date that legal impediments to the payment of Death Benefit Proceeds that depend on the action of parties other than the Company are resolved and sufficient evidence of the same is provided to the Company.

Legal impediments to payment include, but are not limited to (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.
In order to meet the definition of life insurance under the Code, section 7702 of the Code defines alternative testing procedures for the minimum death benefit under a Policy. See “Federal Income Tax Considerations - Tax Status of the Policy,” below. Your Policy must qualify under the cash value accumulation test (“CVAT”).
Under the CVAT testing procedures, there is a minimum death benefit required at all times equal to your Account Value multiplied by a pre-determined factor. The factors used to determine the minimum death benefit vary by age. The factors (expressed as percentages) used for the CVAT are set forth in your Policy.
The Policy has two death benefit options.
Option 1. The “Level Death” Option. Under this option, the death benefit is –
•the Policy’s Total Face Amount on the date of the Insured’s death less any partial withdrawals; or, if greater,
•the Account Value on the date of death multiplied by the applicable factor shown in the table set forth in your Policy.
This death benefit option should be selected if you want to minimize your cost of insurance (monthly risk charge).
Option 2. The “Coverage Plus” Option. Under this option, the death benefit is –
•the sum of the Total Face Amount and Account Value of the Policy on the date of the Insured’s death less any partial withdrawals; or, if greater,
•the Account Value on the date of death multiplied by the applicable factor shown in the table set forth in your Policy.
This death benefit option should be selected if you want to maximize your death benefit.
Your Account Value and death benefit fluctuate based on the performance of the investment options you select and the expenses and deductions charged to your account. See the “Account Value” and “Charges and Deductions” sections of this prospectus.
There is no minimum death benefit guarantee associated with this Policy.
32

Changes in Death Benefit Option. After the first Policy Year, but not more than once each Policy Year, you may change the death benefit option by Request. Any change will be effective on the first day of the Policy Month following the date we approve your Request. A maximum administrative fee of $100 will be deducted from your Account Value each time you change your death benefit option.
A change in the death benefit option will not change the amount payable upon the death of the Insured on the date of change. Any change is subject to the following conditions:
•If the change is from option 1 to option 2, the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount less the Account Value. Evidence of insurability may be required.
•If the change is from option 2 to option 1, the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount plus the Account Value.
Changes in Total Face Amount. You may increase or decrease the Total Face Amount of your Policy at any time within certain limits.
Minimum Changes. Each increase or decrease in the Total Face Amount must be at least $25,000. We reserve the right to change the minimum amount by which you may change the Total Face Amount.
Increases in Total Face Amount. To Request an increase in Total Face Amount, you must provide satisfactory evidence of the Insured’s insurability. Once approved by us, an increase will become effective on the Policy Anniversary following our approval of your Request, subject to the deduction of the first Policy Month’s monthly risk charge, service charge, any extra risk charge if the Insured is in a rated class and the cost of any riders.
Each increase to the Total Face Amount is considered to be a new segment to the Policy. When an increase is approved, Premium is allocated against the original Policy segment up to the seven-pay Premium limit established on the Issue Date. Any excess Premium is then allocated toward the new segment. Each segment will have a separate target Premium associated with it. The expense charge applied to Premium is higher up to target and lower for Premium in excess of the target as described in detail in the “Charges and Deductions” section of this prospectus. The expense charge formula will apply to each segment based on the target Premium for that segment. In addition, each segment will have a new incontestability period and suicide exclusion period as described in the “Other Provisions and Benefits” section of this prospectus.
Decreases in Total Face Amount. A decrease in Total Face Amount will become effective at the beginning of the next Policy Month following our approval of your Request. The Total Face Amount after the decrease must be at least $100,000.
For purposes of the incontestability provision of your Policy, any decrease in Total Face Amount will be applied in the following order:
•first, to the most recent increase;
•second, to the next most recent increases, in reverse chronological order; and
•finally, to the initial Total Face Amount.
Surrenders and Withdrawals
Surrenders. You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate. To surrender your Policy, contact us at the address or telephone number shown on the first page of this prospectus. We will send you the paperwork necessary for you to Request the surrender of your Policy. The proceeds of a surrender will be payable within seven days of our receipt of the completed Request.
We will determine your Cash Surrender Value (minus any charges not previously deducted) as of the end of the first Valuation Date after we receive your Request for surrender.
If you withdraw part of the Cash Surrender Value, your Policy’s death benefit will be reduced and you may incur taxes and tax penalties.
You may borrow from us using your Account Value as collateral.
A surrender may have tax consequences, including tax penalties. See “Federal Income Tax Considerations – Tax Treatment of Policy Benefits,” below.
33

Partial Withdrawal. You may Request a partial withdrawal of Account Value at any time while the Policy is in force. The amount of any partial withdrawal must be at least $500 and may not exceed 90% of your Account Value less the value of the Loan Account. A partial withdrawal fee will be deducted from your Account Value for all partial withdrawals after the first made during the same Policy Year. This administrative fee is guaranteed to be no greater than $25. To Request a partial withdrawal, contact us at the address or telephone number shown on the first page of this prospectus. We will send you the paperwork necessary for you to request a withdrawal from your Policy. The proceeds of any such partial withdrawal will be payable within seven days of our receipt of the completed Request.
The Death Benefit Proceeds will be reduced by the amount of any partial withdrawals.
Your Account Value will be reduced by the amount of a partial withdrawal. The amount of a partial withdrawal will be withdrawn from the Divisions and the Fixed Account in proportion to the amounts in the Divisions and the Fixed Account bearing on your Account Value. You cannot repay amounts taken as a partial withdrawal. Any subsequent payments received by us will be treated as additional Premium payments and will be subject to our limitations on Premiums.
A partial withdrawal may have tax consequences. See “Federal Income Tax Considerations – Tax Treatment of Policy Benefits,” below.
Loans
Policy Loans. You may Request a Policy loan of up to 90% of your Account Value, decreased by the amount of any outstanding Policy Debt on the date the Policy loan is made less any accrued loan interest and less the current monthly deductions remaining for the balance of the Policy Year. When a Policy loan is made, a portion of your Account Value equal to the amount of the Policy loan will be allocated to the Loan Account as collateral for the loan. This amount will not be affected by the investment experience of the Series Account while the loan is outstanding and will be subtracted from the Divisions in proportion to the amounts in the Divisions bearing on your Account Value. The minimum Policy loan amount is $500.
The interest rate on the Policy loan will be determined annually, using a simple interest formula, at the beginning of each Policy Year. Specific loan interest rate information can be obtained by calling 888-353-2654. That interest rate will be guaranteed for that Policy Year and will apply to all Policy loans outstanding during that Policy Year. Interest is due and payable on each Policy Anniversary. Interest not paid when due will be added to the principal amount of the loan and will bear interest at the loan interest rate.
Presently, the maximum interest rate for Policy loans is the Moody’s Corporate Bond Yield Average - Monthly Average Corporates, which is published by Moody’s Investor Service, Inc. If the Moody’s Corporate Bond Yield Average ceases to be published, the maximum interest rate for Policy loans will be derived from a substantially similar average adopted by your state’s Insurance Commissioner.
We must reduce our Policy loan interest rate if the maximum loan interest rate is lower than the loan interest rate for the previous Policy Year by one-half of one percent or more.
We may increase the Policy loan interest rate but such increase must be at least one-half of one percent. No increase may be made if the Policy loan interest rate would exceed the maximum loan interest rate.
We will send you advance notice of any increase in the Policy loan rate.
Interest will be credited to amounts held in the Loan Account using a compound interest formula. The rate will be no less than the Policy loan interest rate then in effect less a maximum of 0.9%.
All payments we receive from you will be treated as Premium payments unless we have received notice, in form satisfactory to us, that the funds are for loan repayment. If you have a Policy loan, it is generally advantageous to repay the loan rather than make a Premium payment because Premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the Policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any Policy loan at any time while the Policy is in force. Amounts paid to repay a Policy loan will be allocated to the Divisions in accordance with your allocation instructions then in effect at the time of repayment. Any amount in the Loan Account used to secure the repaid loan will be allocated back to the Sub-Accounts.
34

A Policy loan, whether or not repaid, will affect the Death Benefit Proceeds, payable upon the Insured’s death, and the Account Value because the investment results of the Divisions do not apply to amounts held in the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be, depending on the investment results of the Divisions while the loan is outstanding. The effect could be favorable or unfavorable.
Lapse and Reinstatement
Lapse and Continuation of Coverage. If you cease making Premium payments, coverage under your Policy and any riders to the Policy will continue until your Account Value, less any Policy Debt, is insufficient to cover the monthly deduction. When that occurs, the grace period will go into effect.
Grace Period. If the first day of a Policy Month occurs during the Valuation Period and your Account Value, less any Policy Debt, is not sufficient to cover the monthly deduction for that Policy Month, then your Policy will enter the grace period described below. If you do not pay sufficient additional Premiums during the grace period, your Policy will terminate without value.
The grace period will allow 61 days for the payment of Premium sufficient to keep the Policy in force. Any such Premium must be in an amount sufficient to cover deductions for the monthly risk charge, the service charge, the cost for any riders and any extra risk charge if the Insured is in a rated class for the next two Policy Months. Notice of Premium due will be mailed to your last known address or the last known address of any assignee of record at least 31 days before the date coverage under your Policy will cease. If the Premium due is not paid within the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61-day period. The Policy will continue to remain in force during this grace period. If the Death Benefit Proceeds become payable by us during the grace period, then any due and unpaid Policy charges will be deducted from the amount payable by us.
Termination of Policy. Your Policy will terminate on the earliest of the date we receive your Request to surrender, the expiration date of the grace period due to insufficient value or the date of death of the Insured. Upon lapse or termination, the Policy no longer provides insurance benefits.
Reinstatement. Before the Insured’s death, we will reinstate your Policy, provided that the Policy has not been surrendered, and provided further that:
•you make your reinstatement Request within three years from the date of termination;
•you submit satisfactory Evidence of Insurability to us;
•you pay an amount equal to the Policy charges which were due and unpaid at the end of the grace period;
•you pay a Premium equal to four times the monthly deduction applicable on the date of reinstatement; and
•you repay or reinstate any Policy loan that was outstanding on the date coverage ceased, including interest at 6.00% per year compounded annually from the date coverage ceased to the date of reinstatement of your Policy.
A reinstated Policy’s Total Face Amount may not exceed the Total Face Amount at the time of termination. Your Account Value on the reinstatement date will reflect:
•the Account Value at the time of termination; plus
•net Premiums attributable to Premiums paid to reinstate the Policy; less
•the monthly expense charge; less
•the monthly cost of insurance charge applicable on the date of reinstatement; less
•the expense charge applied to Premium.
The effective date of reinstatement will be the date the application for reinstatement is approved by us.
Deferral of Payment. We will usually pay any amount due from the Series Account within seven days after the Valuation Date following your Request giving rise to such payment or, in the case of death of the Insured, Due Proof of such death. Payment of any amount payable from the Series Account on death, surrender, partial withdrawal, or Policy loan may be postponed whenever:
•the NYSE is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted;
•the SEC, by order, permits postponement for the protection of Owners; or
•an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Series Account.
35

Federal Income Tax Considerations
The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the Internal Revenue Service’s (the “IRS”) current interpretation of current federal income tax laws. We make no representation as to the likelihood of continuation of the current federal income tax laws or of the current interpretations by the IRS. We do not make any guarantee regarding the tax status of any Policy or any transaction regarding the Policy.
The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes and consequences of the particular arrangement.
Tax Status of the Policy
A Policy has certain tax advantages when treated as a life insurance contract within the meaning of section 7702 of the Code. We believe that the Policy meets the section 7702 definition of a life insurance contract and will take whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with section 7702. We reserve the right to amend the Policy to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the IRS.
Diversification of Investments. Section 817(h) of the Code requires that the investments of each Division of the Series Account be “adequately diversified” in accordance with certain Treasury Department regulations. Disqualification of the Policy as a life insurance contract for failure to comply with the diversification requirements would result in the imposition on you of federal income tax at ordinary income tax rates with respect to the earnings allocable to the Policy in the year of the failure and all prior years prior to the receipt of payments under the Policy. We believe that the Divisions will be adequately diversified.
Policy Owner Control. In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that your ownership rights under the Policy would result in your being treated as the Owner of the assets of the Policy under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Policy.
The following discussion assumes that your Policy will qualify as a life insurance contract for federal income tax purposes.
Tax Treatment of Policy Benefits
Life Insurance Death Benefit Proceeds. In general, the amount of the Death Benefit Payable under your Policy is excludible from your Beneficiary’s gross income under the Code.
If the death benefit is not received in a lump sum and is, instead, applied under a proceeds option agreed to by us and the Beneficiary, payments generally will be prorated between amounts attributable to the death benefit, which will be excludible from the Beneficiary’s income, and amounts attributable to interest (occurring after the Insured’s death), which will be includable in the Beneficiary’s income.
Tax Deferred Accumulation. Any increase in your Account Value is generally not taxable to you. If you receive or are deemed to receive amounts from the Policy before the Insured dies, see the following section entitled “Distributions” for a more detailed discussion of the taxability of such payments.
Depending on the circumstances, any of the following transactions may have federal income tax consequences:
36

•the exchange of a Policy for a life insurance, endowment or annuity contract;
•a change in the death benefit option;
•a Policy loan;
•a partial surrender;
•a complete surrender;
•a change in the ownership of a Policy;
•a change of the named Insured; or
•an assignment of a Policy.
In addition, federal, state and local transfer and other tax consequences of ownership or receipt of Death Benefit Proceeds will depend on your circumstances and those of the named Beneficiary. Whether partial withdrawals (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether your Policy is considered a MEC.
Surrenders. If you surrender your Policy, you will recognize ordinary income to the extent the Account Value exceeds the “investment in the contract,” which is generally the total of Premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.
Exchanges. Section 1035 of the Code provides that no gain or loss will be recognized on the exchange of one life insurance contract for another. Generally, a life insurance contract issued in an exchange for another life insurance contract is treated for purposes of qualification under section 7702 of the Code as a new issue as of the date of the exchange. A contract’s status as a MEC cannot be changed as a result of an exchange. A MEC includes any life insurance contract that is received in exchange for a MEC.
Modified Endowment Contracts. Section 7702A of the Code treats certain life insurance contracts as MECs. In general, a Policy will be treated as a MEC if total Premiums paid at any time during the first seven Policy Years exceed the sum of the net level Premiums which would have been paid on or before that time if the Policy provided for paid-up future benefits after the payment of seven level annual Premiums (“seven-pay test”). In addition, a Policy may be treated as a MEC if there is a “material change” to the Policy.
We will monitor your Premium payments and other Policy transactions and notify you if a payment or other transaction might cause your Policy to become a MEC. We will not invest any Premium or portion of a Premium that would cause your Policy to become a MEC without instruction to do so from you. We will promptly notify you or your agent of the excess cash received. We will not process the Premium payment unless we receive a MEC acceptance form or Policy change form within 48 hours of receipt of the excess funds. If paperwork is received that allows us to process the excess cash, the effective date will be the date of the new paperwork.
Further, if a transaction occurs which decreases the Total Face Amount of your Policy during the first seven years, we will retest your Policy, as of the date of its purchase, based on the lower Total Face Amount to determine compliance with the seven-pay test. Also, if a decrease in Total Face Amount occurs within seven years of a “material change,” we will retest your Policy for compliance as of the date of the “material change.” Failure to comply in either case would result in the Policy’s classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.
The rules relating to whether a Policy will be treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause your Policy to be treated as a MEC.
Exchanges. Section 1035 of the Code provides that no gain or loss will be recognized on the exchange of one life insurance contract for another. Generally, a life insurance contract issued in an exchange for another life insurance contract is treated for purposes of qualification under section 7702 of the Code as a new issue as of the date of the exchange. A contract's status as a MEC cannot be changed as a result of an exchange. A MEC includes any life insurance contract that is received in exchange for a MEC.
Distributions
Distributions Under a Policy That Is Not a MEC. If your Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the “investment in the contract,” and then as a distribution of taxable income to the extent the distribution exceeds the “investment in the contract.” An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change that reduces benefits under the Policy that are made for purposes of maintaining compliance with section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in section 7702.
37

If your Policy is not a MEC, Policy loans and loans secured by the Policy are generally not treated as distributions. Such loans are instead generally treated as your indebtedness.
Finally, if your Policy is not a MEC, distributions (including distributions upon surrender), Policy loans and loans secured by the Policy are not subject to the ten percent additional tax applicable to distributions from a MEC.
Distributions Under Modified Endowment Contracts. If treated as a MEC, your Policy will be subject to the following tax rules:
•First, partial withdrawals are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess (if any) of your Account Value immediately before the distribution over the “investment in the contract” at the time of the distribution.
•Second, Policy loans and loans secured by a Policy are treated as partial withdrawals and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.
•Third, a ten percent additional penalty tax is imposed on that portion of any distribution (including distributions upon surrender), Policy loans, or loans secured by a Policy, that is included in income, except where the distribution or loan is made to a taxpayer that is a natural person, and:
1.
is made when the taxpayer is age 59 1∕2 or older;
2.
is attributable to the taxpayer becoming disabled; or
3.
is part of a series of substantially equal periodic payments (not less frequently than annually) for the duration of the taxpayer’s life (or life expectancy) or for the duration of the longer of the taxpayer’s or the Beneficiary’s life (or life expectancies).
Multiple Policies. All MECs issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a Policy distribution that is taxable to you.
Treatment When Insured Reaches Attained Age 121. As described above, when the Insured reaches Attained Age 121, we will issue you a “paid-up” life insurance Policy. We believe that the paid-up life insurance Policy will continue to qualify as a “life insurance contract” under the Code. However, there is some uncertainty regarding this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Cash Surrender Value in the year in which the Insured attains age 121 and would realize taxable income at that time, even if the Death Benefit Proceeds were not distributed at that time. In addition, any outstanding Policy Debt will be repaid at that time. This repayment may be treated as a taxable distribution to you, if your contract is not a MEC.
The IRS has issued Revenue Procedure 2018-20 providing a safe harbor concerning the application of Sections 7702 and 7702A to life insurance contracts that have mortality guarantees based on the 2001 CSO Table or the 2017 CSO Table and which may continue in force after an insured attains age 100. If a contract satisfies all the requirements of Sections 7702 and 7702A using all of the Age 100 Safe Harbor Testing Method requirements set forth in Rev. Proc. 2018-20, the IRS will not challenge the qualification of that contract under Sections 7702 and 7702A. Rev. Proc. 2018-20 also states that “No adverse inference should be drawn with respect to the qualification of a contract as a life insurance contract under §7702, or its status as not a MEC under §7702A, merely by reason of a failure to satisfy all of the requirements of the Age 100 Safe Harbor.”
Federal Income Tax Withholding. We are required to withhold 10% on that portion of a Policy distribution that is taxable, unless you direct us in writing not to do so at or before the time of the Policy distribution. As the Owner you are responsible for the payment of any taxes and early distribution penalties that may be due on Policy distributions. We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
Actions to Ensure Compliance with the Tax Law. We believe that the maximum amount of Premiums we intend to permit for the Policies will comply with the Code definition of a “life insurance contract.” We will monitor the amount of your Premiums, and, if you pay a Premium during a Policy Year that exceeds those permitted by the Code, we will promptly refund the Premium or a portion of the Premium before any allocation to the Funds. We reserve the right to increase the death benefit (which may result in larger charges under a Policy) or to take any other action deemed necessary to ensure the compliance of the Policy with the federal tax definition of a life insurance contract.
38

Trade or Business Entity Owns or Is Directly or Indirectly a Beneficiary of the Policy. Where a Policy is owned by other than a natural person, the Owner’s ability to deduct interest on business borrowing unrelated to the Policy can be impacted as a result of its ownership of cash value life insurance. No deduction will be allowed for a portion of a taxpayer’s otherwise deductible interest expense unless the Policy covers only one individual, and such individual is, at the time first covered by the Policy, a 20 percent owner of the trade or business entity that owns the Policy, or an officer, director, or employee of such trade or business.
Although this limitation generally does not apply to Policies held by natural persons, if a trade or business (other than one carried on as a sole proprietorship) is directly or indirectly the Beneficiary under a Policy (e.g., pursuant to a split-dollar agreement), the Policy will be treated as held by such trade or business. The effect will be that a portion of the trade or business entity’s deduction for its interest expenses will be disallowed unless the above exception for a 20 percent owner, employee, officer or director applies.
The portion of the entity’s interest deduction that is disallowed will generally be a pro rata amount which bears the same ratio to such interest expense as the taxpayer’s average unborrowed cash value bears to the sum of the taxpayer’s average unborrowed cash value and average adjusted bases of all other assets. Any corporate or business use of the life insurance should be carefully reviewed by your tax adviser with attention to these rules as well as any other rules and possible tax law changes that could occur with respect to corporate-owned life insurance.
In Revenue Ruling 2011-9, the IRS held that the status of an insured as an employee “at the time first covered” for purposes of Section 264(f) does not carry over from a contract given up in a Section 1035 tax-free exchange to a contract received in such an exchange. Therefore, the pro rata interest expense disallowance exception of Section 264(f)(4) does not apply to new Policies received in Section 1035 tax-free exchanges unless such Policies also qualify for the exception provided by Section 264(f)(4) of the Code.
Employer-Owned Life Insurance. Section 101(j) of the Code denies the tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the “amount received under the contract” to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisers regarding the applicability of the new legislation to the proposed purchase.
Split Dollar Life Insurance. A tax adviser should also be consulted with respect to the split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.
Other Employee Benefit Programs. Complex rules may apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. These Policy owners also must consider whether the Policy was applied for by, or issued to, a person having an insurable interest under applicable state law, as the lack of insurable interest may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the Beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult your legal advisor.
Policy Loan Interest. Generally, no tax deduction is allowed for interest paid or accrued on any indebtedness under a Policy.
Change of Insured Rider. The Company makes no representations concerning the tax effects of the change of insured rider. Owners are responsible for seeking tax counsel regarding the tax effects of the Rider. The Company reserves the right to refund cash value exceeding allowable limits for tax exempt purposes, or that would be charged as current interest income to Owners.
Investment Income Surtax. Taxable distributions from life insurance policies are considered “investment income” for purposes of the investment income surtax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). The IRS has issued regulations that treat taxable distributions from life insurance policies as “Net investment income.” Please discuss the impact of the Investment Income Surtax on you with a competent tax advisor.
39

Our Taxes. We are taxed as a life insurance company under part I of subchapter L of the Code. The operations of the Series Account are taxed as part of our operations. Investment income and realized capital gains are not taxed to the extent that they are applied under the Policies. As a result of the Tax Cuts and Jobs Act of 2017, we are generally required to capitalize and amortize certain Policy acquisition expenses over a fifteen year period rather than currently deducting such expenses. This so-called “deferred acquisition cost” tax (“DAC tax”) applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for Great-West. We reserve the right to adjust the amount of a charge to Premium to compensate us for these anticipated higher corporate income taxes.
A portion of the expense charges applied to Premium is used to offset the federal, state or local taxes that we incur which are attributable to the Series Account or the Policy. We reserve the right to adjust the amount of this charge.
Summary
•We do not make any guarantees about the Policy’s tax status.
•We believe the Policy will be treated as a life insurance contract under federal tax laws.
•Death benefits generally are not subject to federal income tax.
•Investment gains are normally not taxed unless distributed to you before the Insured dies.
•If you pay more Premiums than permitted under the seven-pay test, your Policy will be a MEC.
•If your Policy becomes a MEC, partial withdrawals, Policy loans and surrenders may incur taxes and tax penalties.
Corporate Tax Shelter Requirements
The Company does not believe that any purchase of a Policy by an Owner pursuant to this offering will be subject to the tax shelter registration, customer list or reporting requirements under the Code and implementing regulations. All Owners that are corporations are advised to consult with their own tax and/or legal counsel and advisers, to make their own determination as to the applicability of the disclosure requirements of IRC § 6011 and Treas. Reg. Section 1.6011-4 to their federal income tax returns.
Legal Proceedings
There are no pending legal proceedings that would have an adverse material effect on the Series Account or on IDI. Great-West is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.
Legal Matters
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
The law firm of Carlton Fields, P.A., 1025 Thomas Jefferson St., N.W., Suite 400 West, Washington, D.C. 20007-5208, serves as special counsel to Great-West with regard to the federal securities laws.
Cyber Security Risks
Because our variable life insurance contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks, and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Owner information, and unintentional events and occurrences. Such system failures, cyber-attacks, and similar incidents or events affecting us, the Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Policy value. For instance, system failures, cyber-attacks, and similar incidents or events may interfere with our processing of Policy transactions, including the processing of Transfer Requests from our website or with the portfolios, impact our ability to calculate Unit Values, cause the release, loss, and possible destruction of confidential owner or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to
40

lose value. The constant change in technologies and sophistication and activities of hackers and others continue to pose new and significant cyber security threats. While there can be no assurance that we or the Funds or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Policy due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of life insurance policies) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your policy and other information on file with us up to date, including the names, contact information, and identifying information for owners, beneficiaries, and other payees. Such updates should be communicated by writing to the Company at 8515 E. Orchard Road, 9T2, Greenwood Village, CO 80111, by calling 888-353-2654, by sending an email to gwexecbenefits@greatwest.com or via the web at www.greatwest.com/executivebenefits.
Financial Statements
Great-West’s financial statements, which are included in the Statement of Additional Information (“SAI”), should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Series Account.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditors
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
41

Appendix A – Glossary of Terms
Unless otherwise defined in this prospectus, capitalized terms shall have the meaning set forth below.
Account Value – The sum of the value of your interests in the Divisions, the Fixed Account and the Loan Account. This amount reflects: (1) the Premiums you pay; (2) the investment performance of the Divisions you select; (3) any Policy loans or partial withdrawals; (4) your Loan Account balance; and (5) the charges we deduct under the Policy.
Attained Age – The age of the Insured, nearest birthday, as of the Policy Date and each Policy Anniversary thereafter.
Beneficiary – The person(s) named by the Owner to receive the Death Benefit Proceeds upon the death of the Insured.
Business Day – Any day that we are open for business. We are open for business every day that the NYSE is open for trading.
Cash Surrender Value – is equal to:
(a)
 Account Value on the effective date of the surrender; less
(b)
 outstanding Policy loans and accrued loan interest, if any; less
(c)
 any monthly cost of insurance charges.
Corporate Headquarters – Great-West Life & Annuity Insurance Company, 8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (303) 737-3000, or such other address as we may hereafter specify to you by written notice.
Death Benefit Proceeds – The amount determined in accordance with the terms of the Policy which is payable at the death of the Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt, and increased by the amounts payable under any supplemental benefits.
Divisions – Divisions into which the assets of the Series Account are divided, each of which corresponds to and contains shares of a Fund. Divisions may also be referred to as “investment divisions” or “Sub-Accounts” in the prospectus, SAI or Series Account financial statements.
Due Proof – Such evidence as we may reasonably require in order to establish that Death Benefit Proceeds are due and payable.
Effective Date – The date on which the first Premium payment is credited to the Policy.
Evidence of Insurability – Information about an Insured that is used to approve or reinstate this Policy or any additional benefit.
Fixed Account – A division of our General Account that provides a fixed interest rate. This account is not part of and does not depend on the investment performance of the Sub-Accounts.
Fund – An underlying mutual fund in which a Division invests. Each Fund is an investment company registered with the SEC or a separate investment series of a registered investment company.
General Account – All of our assets other than those held in a separate investment account.
Initial Premium – The initial Premium amount specified in a Policy.
Insured – The person whose life is insured under the Policy.
Issue Age – The Insured’s age as of the Insured’s birthday nearest the Policy Date.
Issue Date – The date on which we issue a Policy.
Loan Account – All outstanding loans plus credited loan interest held in the General Account of the Company. The Loan Account is not part of the Series Account.

Loan Account Value – The sum of all outstanding loans plus credited loan interest for this Policy.
MEC – Modified Endowment Contract. For more information regarding MECs, see “Modified Endowment Contracts” above.
NYSE – New York Stock Exchange.
Owner – The person(s) named in the application who is entitled to exercise all rights and privileges under the Policy, while the Insured is living. The purchaser of the Policy will be the Owner unless otherwise indicated in the application.
Policy Anniversary – The same day in each succeeding year as the day of the year corresponding to the Policy Date.
Policy Date – The effective date of coverage under this Policy. The Policy Months, Policy Years and Policy Anniversaries are measured from the Policy Date.
Policy Debt – The principal amount of any outstanding loan against the Policy plus accrued but unpaid interest on such loan.
Policy Month – The one-month period commencing on the same day of the month as the Policy Date.
Policy Year – The one-year period commencing on the Policy Date or any Policy Anniversary and ending on the next Policy Anniversary.
Premiums – Amounts received and allocated to the Sub-Account(s) and the Fixed Account prior to any deductions.
Request – Any instruction in a form, written, telephoned or computerized, satisfactory to the Company and received in good order at the Corporate Headquarters from the Owner or the Owner’s assignee (as specified in a form acceptable to the Company) or the Beneficiary, (as applicable) as required by any provision of this Policy or as required by the Company. The Request is subject to any action taken or payment made by the Company before it was processed.
SEC – The United States Securities and Exchange Commission.
Series Account – The segregated investment account established by the Company as a separate account under Colorado law named the COLI VUL-2 Series Account. It is registered as a unit investment trust under the 1940 Act.
Sub-Account – Sub-division(s) of the Owner’s Account Value containing the value credited to the Owner from the Series Account. Sub-Accounts may also be referred to as “investment divisions” or “Divisions” in the prospectus, SAI or Series Account financial statements.
Surrender Benefit – Account Value less any outstanding Policy loans and less accrued loan interest.
Total Face Amount – The amount of life insurance coverage you request as specified in your Policy.
Transaction Date – The date on which any Premium payment or Request from the Owner will be processed by the Company. Premium payments and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next Business Day. Requests will be processed and the Sub-Account value will be valued on the day that the Premium payments or Request is received and the NYSE is open for trading.
Transfer – The moving of money from one or more Division(s) or the Fixed Account to one or more Division(s) or the Fixed Account.
Unit – An accounting unit of measurement that we use to calculate the value of each Division.
Unit Value – The value of each Unit in a Division.
Valuation Date – The date on which the net asset value of each Fund is determined. A Valuation Date is each day that the NYSE is open for regular business. The value of a Division’s assets is determined at the end of each Valuation Date (generally 4:00 p.m. EST/EDT). To determine the value of an asset on a day that is not a Valuation Date, the value of that asset as of the end of the previous Valuation Date will be used.

Valuation Period – The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Value for each Valuation Date as of the close of the NYSE (generally 4:00 p.m. EST/EDT) on that Valuation Date.

The SAI is a document that includes additional information about the Series Account, including the financial statements of both Great-West and of the Series Account. The SAI is incorporated by reference as a matter of law into the prospectus, which means that it is legally part of the prospectus. The SAI is available upon request, without charge. To request the SAI or other information about the Policy, or to make any inquiries about the Policy, contact Great-West toll-free at 888-353-2654 or via email at www.greatwest.com/executivebenefits.

Reports and other information about the Series Account are available on the SEC’s website at http://www.sec.gov.
Investment Company Act File No. 811-09201

Great-West Life & Annuity Insurance Company
A Stock Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (303) 737-3000
Executive Benefit VUL  — Prospectus
A Flexible Premium Variable Universal Life Insurance Policy
offered by Great-West Life & Annuity Insurance Company in
connection with its COLI VUL-2 Series Account
Internet Delivery of Shareholder Reports: As permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website ( https://www.greatwestinvestments.com ), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can call (866) 345-5954 or make elections online at https://www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This prospectus describes a flexible premium variable universal life insurance policy (the “Policy”) offered by Great-West Life & Annuity Insurance Company (“Great-West,” “Company,” “we,” “our” or “us”). The Policy offered under this prospectus is no longer issued to new purchasers. The Policy offered under this prospectus has not been offered for sale since April 30, 2011; however, you may make additional Premium payments as permitted under your Policy.
The Policy is designed for use by corporations and employers to provide life insurance coverage in connection with, among other things, deferred compensation plans and employer-financed insurance purchase arrangements. The Policy is designed to meet the definition of a “life insurance contract” for federal income tax purposes.
The Policy allows “you,” the Owner, within certain limits to:
•choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;
•choose the amount and timing of Premium payments, within certain limits;
•allocate Premium payments among the available investment options and Transfer Account Value among available investment options as your investment objectives change; and
•access your Account Value through loans and partial withdrawals or total surrenders.
This prospectus contains important information you should understand before purchasing a Policy, including a description of the material rights and obligations under the Policy. We use certain special terms that are defined in Appendix A. Your Policy and any endorsements are the formal contractual agreement between you and the Company. It is important that you read the Policy and endorsements which reflect other variations. You should keep this prospectus on file for future reference. The Policy that we are currently issuing, Executive Benefit VUL II, is offered under a separate prospectus.
The Policy and Fixed Account endorsement (and optional Term Life Insurance Rider) that we issued until April 30, 2011 became available on January 1, 2009. The Policy and optional Term Life Insurance Rider described in this prospectus are based on state-required 2001 CSO mortality tables, as defined below. Before January 1, 2009, we issued an earlier version of the Policy (“Pre-2009 Policy”) and optional Rider, which were based on 1980 CSO mortality tables. Many of the Pre-2009 Policies and optional Riders still
i

remain outstanding. The Pre-2009 Policy differs somewhat from the Policy that we issued until April 30, 2011, and certain of the information in this prospectus, therefore, does not apply to those Pre-2009 Policies. Appendix B to this prospectus explains the information that applies instead to the Pre-2009 Policy and Pre-2009 optional Rider. Therefore, if you own a Pre-2009 Policy (issued prior to January 1, 2009), you should also refer to Appendix B at the end of this prospectus for information about how your Pre-2009 Policy and optional Rider differs from the Policy that we issued until April 30, 2011.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The date of this prospectus is May 10, 2021

Summary of the Policy and its Benefits
Policy Risks
Fund Risks
Fee Tables
Transaction Fees
Periodic Charges Other Than Fund Operating Expenses
Total Annual Fund Operating Expenses
Description of Depositor, Registrant, and Funds
Great-West Life & Annuity Insurance Company
The Series Account
The Investment Options and Funds
Payments We Receive
Payments We Make
Closed Divisions
Fund Investment Objectives
Voting
Fixed Account
Employer-Financed Insurance Purchase Arrangements--Tax and Other Legal Issues
Charges and Deductions
Expense Charge Applied to Premium
Mortality and Expense Risk Charge
Monthly Deduction
Monthly Risk Rates
Service Charge
Transfer Fee
Partial Withdrawal Fee
Surrender Charges
Change of Death Benefit Option Fee
Fund Expenses
General Description of Policy
Policy Rights
Owner
Beneficiary
Policy Limitations
Allocation of Net Premiums
Transfers Among Divisions
Fixed Account Transfers
Market Timing & Excessive Trading
Exchange of Policy
Age Requirements
Policy or Registrant Changes
Addition, Deletion or Substitution of Investment Options
Entire Contract
Alteration
Modification
Assignments
Notice and Elections
Account Value
Net Investment Factor

Splitting Units
Other Provisions and Benefits
Misstatement of Age or Sex (Non-Unisex Policy)
Suicide
Incontestability
Paid-Up Life Insurance
Supplemental Benefits
Term Life Insurance Rider
Change of Insured Rider (Not available to individual purchasers)
Report to Owner
Dollar Cost Averaging
Rebalancer Option
Non-Participating
Premiums
Policy Application, Issuance and Initial Premium
Free Look Period
Premium
Net Premiums
Planned Periodic Premiums
Death Benefits
Death Benefit
Option 1
Option 2
Changes in Death Benefit Option
Changes in Total Face Amount
Minimum Changes
Increases in Total Face Amount
Decreases in Total Face Amount
Surrenders and Withdrawals
Surrenders
Partial Withdrawal
Loans
Policy Loans
Lapse and Reinstatement
Lapse and Continuation of Coverage
Grace Period
Termination of Policy
Reinstatement
Deferral of Payment
Federal Income Tax Considerations
Tax Status of the Policy
Diversification of Investments
Policy Owner Control
Tax Treatment of Policy Benefits
Life Insurance Death Benefit Proceeds
Tax Deferred Accumulation
Surrenders
Modified Endowment Contracts
Distributions
Distributions Under a Policy That Is Not a MEC

Distributions Under Modified Endowment Contracts
Multiple Policies
Treatment When Insured Reaches Attained Age 121
Federal Income Tax Withholding
Actions to Ensure Compliance with the Tax Law
Trade or Business Entity Owns or Is Directly or Indirectly a Beneficiary of the Policy
Employer-Owned Life Insurance
Split Dollar Life Insurance
Other Employee Benefit Programs
Policy Loan Interest
Change of Insured Rider
Investment Income Surtax
Our Taxes
Corporate Tax Shelter Requirements
Legal Proceedings
Legal Matters
Cyber Security Risks
Abandoned Property Requirements
Financial Statements
Independent Registered Public Accounting Firm
Independent Auditors
Appendix A – Glossary of Terms	A-1
Appendix B	B-1
v

Summary of the Policy and its Benefits
This is a summary of some of the most important features of your Policy. The Policy is more fully described in the remainder of this prospectus. Please read this prospectus carefully. Unless otherwise indicated, the description of the Policy in this prospectus assumes that the Policy is in force, there is no Policy Debt and current federal tax laws apply.
1. Corporate-Owned Variable Life Insurance. We will issue Policies to corporations and employers and to certain individuals to provide life insurance coverage in connection with, among other things, deferred compensation plans and employer-financed insurance purchase arrangements. We will issue Policies on the lives of prospective Insureds who meet our underwriting standards.
2. The Series Account. We have established a separate account to fund the variable benefits under the Policy. The assets of the Series Account are insulated from the claims of our general creditors.
3. Premium Payments. You must pay us an Initial Premium to put your Policy in force. The minimum Initial Premium will vary based on various factors, including the age of the Insured and the death benefits option you select, but may not be less than $100.00. Thereafter, you choose the amount and timing of Premium payments, within certain limits.
4. Fixed Account. You may allocate some or all of your net payments and/or make Transfers from the Sub-Accounts to the Fixed Account. The Fixed Account is part of our General Account. We own the assets in the General Account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These Fixed Account assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Fixed Account assets. We bear the full investment risk for all amounts allocated or transferred to the Fixed Account. The Policy gives the Company the right to impose limits on the amount each Owner can invest in the Fixed Account and such limits are subject to change at the sole discretion of the Company.
We guarantee that the amounts allocated to the Fixed Account will be credited interest at a net effective annual interest rate of at least 3.00%, the minimum interest rate provided in your Policy. At our discretion, we will review the interest rate at least once a year. We may reset the interest rate monthly. The Fixed Account is not affected by the investment performance of the Sub-Accounts. Policy value in the Fixed Account will be reduced by the Policy fees and charges we deduct and the effects of any Policy transactions (loans, withdrawals, and Transfers) on your Policy value in the Fixed Account.
5. Free Look Period. You may return your Policy to us for any reason within ten days of receiving it, or such longer period as required by applicable state law (in some states, up to 30 days for replacement policies), and depending on state law, receive (i) the greater of your Premiums, less any withdrawals, or your Account Value, or (ii) your Account Value plus the return of any expense charges deducted. The money you contribute to the Policy will be invested at your direction, except that in some states during your free look period your Premiums will be allocated to the Great-West Government Money Market Division.
6. Investment Options and Funds. You may allocate your net Premium payments among the available investment divisions (“Divisions”) or the Fixed Account.
Each Division invests exclusively in shares of a single Fund. Each Fund has its own distinct investment objective and policies, which are described in the accompanying prospectuses for the Funds.
You may Transfer amounts from one Division to another or the Fixed Account, subject to the restrictions described herein.
7. Death Benefit. You may choose from among two death benefit options –
1.
 a fixed benefit equal to the Total Face Amount of your Policy; or
2.
 a variable benefit equal to the sum of the Total Face Amount and your Account Value.
For each option, the death benefit may be greater if necessary to satisfy federal tax law requirements.
We will deduct any outstanding Policy Debt and unpaid Policy charges before we pay a death benefit. In addition, prior partial withdrawals may reduce the Death Benefit Proceeds under the first option.
At any time, you may increase or decrease the Total Face Amount, subject to our approval and other requirements set forth in the Policy.
1

After the first Policy Year, you may change your death benefit option once each Policy Year.
8. Account Value. Your Account Value will reflect -
1.
 the Premiums you pay;
2.
 the investment performance of the Divisions you select;
3.
 the value of the Fixed Account;
4.
 any Policy loans or partial withdrawals;
5.
 your Loan Account balance; and
6.
 the charges we deduct under the Policy.
9. Accessing Your Account Value. You may borrow from us using your Account Value as collateral. Loans may be treated as taxable income if your Policy is a “modified endowment contract” (“MEC”) for federal income tax purposes and you have had positive net investment performance.
There are no surrender charges associated with your Policy. You may surrender your Policy for its Cash Surrender Value plus return of expense charge, if applicable. The return of expense charge is a percentage of your Account Value and is described in greater detail in “Charges and Deductions” below.
You may withdraw a portion of your Account Value at any time while your Policy is in force.
A withdrawal may reduce your death benefit.
We will charge an administrative fee not greater than $25 per withdrawal on partial withdrawals after the first in a Policy Year.
10. Supplemental Benefits. The following optional riders are available –
1.
 term life insurance; and
2.
 change of Insured (not available to individual Owners).
We will deduct the cost, if any, of the rider(s) from your Account Value on a monthly basis.
11. Paid-Up Life Insurance. If the Insured reaches Attained Age 121 and your Policy is in force, the Account Value, less Policy Debt, will be applied as a single Premium to purchase “paid-up” insurance. “Paid-up” insurance is a policy where all premiums have been paid and there are no additional premiums due. Your Account Value will remain in the Series Account allocated to the Divisions or the Fixed Account in accordance with your instructions. The death benefit under this paid-up insurance will be fixed by the Internal Revenue Code of 1986, as amended (“Code”) for Insureds age 99. As your Account Value changes based on the investment experience of the Divisions, the death benefit will increase or decrease accordingly.
12. Reinstatement. If your Policy terminates due to insufficient value, we will reinstate it within three years at your Request, subject to certain conditions.
13. Surrenders. You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate.
If you withdraw part of the Cash Surrender Value, your Policy’s death benefit may be reduced and you may incur taxes and tax penalties.
14. Partial Withdrawal. You may Request a partial withdrawal of Account Value at any time while the Policy is in force. The amount of any partial withdrawal must be at least $500 and may not exceed 90% of your Account Value less the value of the Loan Account.
The Death Benefit Proceeds and your Account Value will be reduced by the amount of any partial withdrawals.
15. Policy Loans. You may borrow from us using your Account Value as collateral. You may Request a Policy loan of up to 90% of your Account Value, decreased by the amount of any outstanding Policy Debt on the date the Policy loan is made.
The minimum Policy loan amount is $500.
2

16. Changes in Total Face Amount. You may increase or decrease the Total Face Amount of your Policy at any time. Each increase or decrease in the Total Face Amount must be at least $25,000. Minimum face amount is $100,000.
17. Target Premium. Your target Premium is actuarially determined and will depend on the initial Total Face Amount of your Policy, your Issue Age, your sex (except in unisex states), and rating class (if any) and equals the maximum Premium payable such that the Policy remains compliant with the Code. The target Premium is used to determine your expense charged applied to the Premium and the sales compensation we pay. Payment of the target premium does not guarantee that your Policy will not lapse, and you may need to pay additional Premiums to keep your Policy in force. Each increase to the Total Face Amount is considered to be a new segment to the Policy. Each segment will have a separate target Premium associated with it.
18. State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of an Owner, and the maximum fees and charges for all Policy features and benefits are set forth in the fee table of this prospectus. See your Policy for specific variations because any such state variations will be included in your Policy or in riders or endorsements attached to your Policy. See your agent or contact us for specific information that is applicable to your state.
Policy Risks
1. Account Value Not Guaranteed. Your Account Value is not guaranteed. Your Account Value fluctuates based on the performance of the investment options you select. The investment options you select may not perform to your expectations. Your Account Value may also be affected by charges under your Policy.
2. Not Suitable as Short-Term Savings Vehicle. The Policy is designed for long-term financial planning. Accordingly, you should not purchase the Policy if you need access to the Account Value within a short time. Before purchasing a Policy, consider whether the long-term nature of the Policy is consistent with the purposes for which it is being considered.
3. Risk of Policy Lapse. Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay the Policy’s monthly charges.
If your Policy would terminate due to insufficient value, we will send you notice and allow you a 61-day grace period.
If, within the grace period, you do not make a Premium payment sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the grace period without further notice.
4. Limitations on Withdrawals. Partial withdrawals of Account Value are permitted at any time the Policy is in force. As noted above, the amount of any partial withdrawal must be at least $500 and may not exceed 90% of your Account Value less the value of the Loan Account. A maximum administrative fee of $25 will be deducted from your Account Value for all partial withdrawals after the first made in the same Policy Year. Please note that withdrawals reduce your Account Value and your Death Benefit Proceeds. In addition, withdrawals may have tax consequences.
5. Limitations on Transfers. Subject to our rules as they may exist from time to time, you may at any time Transfer to another Division all or a portion of the Account Value allocated to a Division. Certain limitations apply to Transfers into and out of the Fixed Account. See “Fixed Account Transfers” below. In addition, we do not intend to enforce the restrictions on Transfers set forth in your Policy except in cases of identified market timing unless the Sub-Account has additional restrictions that are noted in the respective Fund’s prospectus. See “Market Timing & Excessive Trading” below.
6. Limitations or Charges on Surrender of Policy. You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living. Upon surrender of your Policy, the insurance coverage and all other benefits under the Policy will terminate.
There are no surrender charges associated with your Policy. However, the surrender of your Policy may have tax consequences.
7. Risks of Taking a Policy Loan. As noted above, you may Request a Policy loan of up to 90% of your Account Value, decreased by the amount of any outstanding Policy Debt on the date the Policy loan is made. The minimum Policy loan amount is $500.
Taking a Policy loan may increase the risk that your Policy will lapse, will reduce your Account Value, and may reduce the death benefit. In addition, if your Policy is a MEC for tax purposes, taking a Policy loan may have tax consequences.
3

8. Adverse Tax Consequences. Your Policy is structured to meet the definition of a life insurance contract under the Code. Current federal tax law generally excludes all death benefits from the gross income of the Beneficiary of a life insurance policy. Generally, you are not taxed on any increase in the Account Value until it is withdrawn, but are taxed on surrender proceeds and the proceeds of any partial withdrawals if those amounts, when added to all previous non-taxable distributions, exceed the total Premium paid. Amounts received upon surrender or withdrawals in excess of Premiums are treated as ordinary income.
Under certain circumstances, a Policy may become a MEC for federal tax purposes. This may occur if you reduce the Total Face Amount of your Policy or pay excessive Premiums. We will monitor your Premium payments and other Policy transactions and notify you if a payment or other transaction might cause your Policy to become a MEC without your written permission. We will not invest any Premium or portion of a Premium that would cause your Policy to become a MEC, but instead will promptly refund the money to you. If you elect to have a MEC contract, you can return the money to us with a signed form of acceptance.
Under current tax law, Death Benefit Proceeds under MECs generally are excluded from the gross income of the Beneficiary. Withdrawals and Policy loans, however, are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includable in your taxable income and taxed at ordinary income tax rates. A 10% penalty tax is also generally imposed on the taxable portion of any amount received before age 59 1∕2.
9. General Account Risk. Great-West’s general obligations and any guaranteed benefits under the Policy are supported by our General Account (and not by the Series Account) and are subject to Great-West’s claims-paying ability. An Owner should look to the financial strength of Great-West for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General Account assets are also available to Great-West’s general creditors and the conduct of our routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about Great-West’s financial strength, you may review our financial statements and/or check our current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds.
Fund Risks
The Policy currently offers several variable investment options, each of which is a Division of the Series Account. Each Division uses its assets to purchase, at their net asset value, shares of a Fund. The Divisions are referred to as “variable” because their investment experience depends upon the investment experience of the Funds in which they invest.
We do not guarantee that the Funds will meet their investment objectives. Your Account Value may increase or decrease in value depending on the investment performance of the Funds. You bear the risk that those Funds may not meet their investment objectives. A comprehensive discussion of the risks of each Fund may be found in each Fund’s prospectus, including detailed information concerning investment objectives, strategies, and their investment risk. You may obtain a copy of the Fund prospectuses without charge by contacting us at 888-353-2654. If you received a summary prospectus for a Fund, please follow the directions on the first page of the summary prospectus to obtain a copy of the Fund’s prospectus.
4

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or Transfer cash value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Expense Charge Imposed on Premium*	Upon each Premium payment	Maximum: 10% of Premium Current: 9.0% of Premium up to target and 6.5% of Premium in excess of target
Sales Load**	Upon each Premium Payment	Maximum: 6.5% of Premium Current: 5.5% of Premium up to target and 3.0% of Premium in excess of target
Premium Tax**	Upon each Premium payment	Maximum: 3.5% of Premium
Partial Withdrawal Fee	Upon partial withdrawal	Maximum: $25 deducted from Account Value for all partial withdrawals after the first made in the same Policy Year.
Change of Death Benefit Option Fee	Upon change of option	Maximum: $100 deducted from Account Value for each change of death benefit option.
Transfer Fee	At time of Transfer for all Transfers in excess of 12 made in the same Policy Year	Maximum: $10/Transfer
Loan Interest	Upon issuance of Policy loan	Maximum: the Moody’s Corporate Bond Yield Average – Monthly Average Corporates
*
 The Expense Charge consists of the Sales Load plus the Premium Tax.
**
 The Sales Load and Premium Tax comprise (and are not in addition to) the Expense Charge.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.
5

Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (per $1000 Net Amount at Risk)[1]
Minimum & Maximum Cost of Insurance Charge	Monthly	Guaranteed: Minimum: $0.02 per $1000 Maximum: $83.33 per $1000
Cost of Insurance Charge for a 46- year old Male Non-Smoker, $550,000 Face Amount, Option 1 (Level Death)	Monthly	Guaranteed: $0.21 per $1000
Mortality and Expense Risk Charge[2]	Monthly	Guaranteed: 0.90% (of average daily net assets) annually Current: 0.40% for Policy Years 1-5, 0.25% for Policy Years 6-20, and 0.10% thereafter
Service Charge	Monthly	Maximum: $15/month Current: $10.00/month, Policy Years 1-3 and $7.50/month, Policy Years 4+

1 The Cost of Insurance Charge will vary based on individual characteristics. The cost of insurance shown in the table is a sample illustration only and may not be representative of the charge that a particular Owner will pay. Owners may obtain more information about their particular cost of insurance charge by contacting our Service Center at 888-353-2654.
2 The mortality and expense risk charge is accrued daily and deducted on the first day of each Policy month by cancelling accumulation units pro-rata against Sub-Accounts.
6

Supplemental Benefit Charges
Currently, we are offering the following supplemental optional riders. The charges for the rider you select are deducted monthly from your Account Value as part of the Monthly Deduction described in “Charges and Deductions” below. The benefits provided under each rider are summarized in “Other Provisions and Benefits” below.

Change of Insured Rider[3]*	Upon change of Insured	Minimum: $100 per change Maximum: $400 per change
Change of Insured Rider for a 46-year old Male Non-Smoker, $550,000 Face Amount, Option 1 (Level Death)*		$400 per change
Term Life Insurance Rider	Monthly	Guaranteed: Minimum COI: $0.02 per $1000 Maximum COI: $83.33 per $1000
Term Life Insurance Rider for a 46-year old Male Non-Smoker, $550,000 Face Amount, Option 1 (Level Death)	Monthly	Guaranteed: $0.21 per $1000
*
 Not available to individual Owners.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. More detail concerning each Fund’s fee and expenses is contained in the prospectus for each Fund.
Total Annual Fund Operating Expenses4
(Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
	Minimum	Maximum
Total Annual Fund Operating	0.10%	2.45%
THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

3. The Change of Insured Rider will vary based on individual characteristics. The charge shown in the table is a sample illustration only and may not be representative of the charge that a particular Owner will pay. Owners may obtain more information about their particular cost of insurance by contacting our Service Center at 888-353-2654.
4 Expenses are shown as a percentage of a Fund’s average net assets as of December 31, 2020. The expenses above include fees and expenses incurred indirectly by the Great-West Profile Funds and the Great-West Lifetime Funds as a result of investing in shares of acquired funds, if any. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Funds have agreed to waive their fees and/or reimburse the Funds’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. Please see the prospectus for each Fund for information regarding the expenses for each Fund, including fee reduction and/or expense reimbursement arrangements, if applicable. The management fees and other expenses of the Funds are more fully described in the Fund prospectuses.
7

Description of Depositor, Registrant, and Funds
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company organized under the laws of the state of Colorado. Our offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam. We issue individual and group life insurance policies and annuity contracts and accident and health insurance policies.
Great-West is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. Lifeco operates in the United States primarily through the Company and through Putnam Investments, LLC (“Putnam”), and in Canada and Europe through The Canada Life Assurance Company (“CLAC”) and Irish Life Group Limited and their respective subsidiaries. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company, has voting control of Power Financial. The Desmarais Family Residuary Trust, through a group of private holding companies that it controls, has voting control of Power Corporation.
The shares of Lifeco and Power Corporation are traded publicly in Canada on the Toronto Stock Exchange.
On June 3, 2019, Great-West entered into an indemnity reinsurance agreement (the “Agreement”) with Protective Life Insurance Company (“Protective”) to indemnify and reinsure the obligations of Great-West under substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Policy.
Under the Agreement, as of October 5, 2020, Protective will provide administration and customer service for this Policy in accordance with its terms and contidions. Great-West will continue its present role as the issuer of your Policy and will remain responsible for the administration and customer service of the Policy. All of your rights and benefits under your Policy and Great-West’s obligations under the Policy remain unchanged.
The Series Account
The Series Account is a segregated asset account of Great-West. We use the Series Account to fund benefits payable under the Policy. The Series Account may also be used to fund benefits payable under other life insurance policies issued by us.
We own the assets of the Series Account, which we hold separate and apart from our General Account assets. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses. The income, gains, and losses credited to, or charged against, the Series Account reflect the Series Account’s own investment experience and not the investment experience of Great-West’s other assets. The assets of the Series Account may not be used to pay any liabilities of Great-West other than those arising from the Policies (and any other life insurance policies issued by us and funded by the Series Account).
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
Great-West is obligated to pay all amounts promised to Owners under the Policies (and any other life insurance policies issued by us and funded by the Series Account).
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Series Account.
8

The Series Account is divided into Divisions. Each Division invests exclusively in shares of a corresponding Fund. We may in the future add new or delete existing Divisions. The income, gains or losses, realized or unrealized, from assets allocated to each Division are credited to or charged against that Division without regard to the other income, gains or losses of the other Divisions.
All amounts allocated to a Division will be used to purchase shares of the corresponding Fund. The Divisions will at all times be fully invested in Fund shares. We maintain records of all purchases and redemptions of shares of the Funds.
The Investment Options and Funds
The Policy offers a number of Divisions or Sub-Accounts. Each Division invests in a single Fund. Each Fund is a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), or a separate series of shares of such a mutual fund. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds. The fund prospectuses should be read in connection with this prospectus. YOU MAY OBTAIN A PROSPECTUS AND, IF AVAILABLE, A FUND SUMMARY, CONTAINING COMPLETE INFORMATION ON EACH FUND, WITHOUT CHARGE, UPON REQUEST BY CONTACTING US AT 888-353-2654. If you received a summary prospectus for a Fund, please follow the directions on the first page of the summary prospectus to obtain a copy of the Fund’s prospectus.
Each Fund holds its assets separate from the assets of the other Funds, and each Fund has its own distinct investment objective and policies. Each Fund operates as a separate investment fund, and the income, gains and losses of one Fund generally have no effect on the investment performance of any other Fund.
The Funds are NOT available to the general public directly. The Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any similarly named Fund may differ substantially.
Payments We Receive. Some of the Funds’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Funds. Such compensation is typically a percentage of Series Account assets invested in the relevant Fund and generally may range up to 0.35% of net assets. Prior to October 5, 2020, GWFS Equities, Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West served as the principal underwriter and distributor of the Policy. After October 5, 2020, the principal underwriter and distributor of the Policy is Investment Distributors, Inc. (“IDI”), a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI is a Tennessee corporation and was established in 1993.
GWFS and IDI may receive 12b-1 fees (ranging up to 0.25%) directly from certain Funds for providing distribution related servies related to shares of Funds offered in connection with a Rule 12b-1 plan. If GWFS or IDI, as the case may be, receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Fund.
Such payments and fees create an incentive for us to offer portfolios (or classes of shares of portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a portfolio (or class or share of a portfolio) as an investment option under the Policy. Other available investment portfolios (or other available classes of shares of the portfolios) may have lower fees and better overall investment performance than the portfolios (or classes of shares of the portfolios) offered under the Policy.
If you purchased the Policy through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for services provided with regard to the sale of Fund shares to the Divisions under the Policy. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your salesperson to present this Policy (and certain Divisions under the Policy) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about variations and how he or she and his or her broker-dealer are compensated for selling the Policy or visit your financial intermediary’s Web site for more information.
9

Payments We Make. In addition to the direct cash compensation described above for sales of the Policies, IDI agents may receive additional cash and non-cash incentives to promote the sale of the Policies. IDI agents may participate in various contests and promotions subject to applicable FINRA regulations in which IDI agents may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, IDI agents also may receive travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.
Cash incentive payments may vary depending on the arrangement in place at any particular time. Cash incentives payable to IDI agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Funds available under the Policy. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for an IDI agent to recommend or sell the Policy instead of other products or recommend certain Funds under the Policy over other Funds, which may not necessarily be to your benefit.
Closed Divisions. Effective April 1, 2004, the Divisions investing in the American Century VP International Fund (Class I Shares) and Invesco V.I. Core Equity Fund (Series I Shares) were closed to new Owners. However, Owners with amounts invested in the aforementioned Divisions as of April 1, 2004, may continue to allocate Premium payments and Transfer amounts into and out of such Divisions.
Effective May 1, 2005, the Divisions investing in the Invesco V.I. Technology Fund (Series I Shares); Fidelity Variable Insurance Products Growth Portfolio (Service Class 2 Shares); Janus Henderson Global Research Portfolio (Institutional Shares); Great-West S&P Small Cap 600® Index Fund (Investor Class Shares); and Neuberger Berman AMT Mid Cap Growth Portfolio (Class I Shares) were closed to new Owners. However, Owners with amounts invested in the aforementioned Divisions as of May 1, 2005, may continue to allocate Premium payments and Transfer amounts into and out of such Divisions.
Effective May 1, 2007, the Division investing in the Invesco V.I. Health Care Fund (Series I Shares) was closed to new Owners. However, Owners with amounts transferred in the aforementioned Divisions as of May 1, 2007, may continue to allocate Premium payments and Transfer amounts into and out of such Divisions.
Effective May 1, 2008, the Division investing in the Federated Hermes High Income Bond Fund II (Primary Class Shares) was closed to new Owners. However, Owners with amounts transferred in the aforementioned Division as of May 1, 2008, may continue to allocate Premium payments and Transfer amounts into and out of such Divisions.
Effective May 1, 2009, the Divisions investing in the DWS CROCI® U.S. VIP (Class A Shares); Fidelity Variable Investment Portfolio Investment Grade Bond Portfolio (Service Class 2 Shares); and VanEck VIP Emerging Markets Fund (Initial Class Shares) were closed to new Owners. However, Owners with amounts transferred in the aforementioned Division as of May 1, 2009, may continue to allocate Premium payments and Transfer amounts into and out of such Divisions.
Effective April 30, 2010, the Division investing in the Federated Hermes Kaufmann Fund II (Primary Class Shares) was closed to new Owners. However, Owners with amounts transferred in to aforementioned Division as of April 30, 2010, may continue to allocate Premium payments and Transfer amounts into and out of such Division.
Effective May 1, 2014, the Division investing in the Columbia Variable Portfolio – Small Cap Value Fund (Class 1 Shares) was closed to new Owners. However, Owners with amounts transferred in to aforementioned Division as of May 1, 2014, may continue to allocate Premium payments and Transfer amounts into and out of such Division.
Effective May 1, 2016, the Divisions investing in the Alger Small Cap Growth Portfolio (Class I-2 Shares); Davis Value Portfolio; Invesco V.I. Mid Cap Core Equity Fund (Series I Shares); Janus Henderson Overseas Portfolio (Institutional Shares); and Royce Capital Fund Small-Cap Portfolio (Service Class Shares) were closed to new Owners. However, Owners with amounts invested in these Funds as of May 1, 2016 may continue to allocate Premium payments and Transfer amounts into and out of these Divisions.
Effective May 1, 2017, the Divisions investing in the DWS Small Mid Cap Value VIP (Class A Shares); Goldman Sachs VIT Mid Cap Value Fund (Institutional Shares); and Lord Abbett Series Fund Developing Growth Portfolio (Class VC Shares) were closed to new Owners. However, Owners with amounts invested in these Funds as of May 1, 2017 may continue to allocate Premium payments and Transfer amounts into and out of these Divisions.
10

Effective May 1, 2019, the Divisions investing in the Fidelity® Variable Insurance Products Contrafund® Portfolio (Service Class 2 Shares); Goldman Sachs Multi-Strategy Alternatives Portfolio (Service Shares); and Putnam VT Emerging Markets Equity Fund (Class IA Shares) were closed to new owners. However, Owners with amounts invested in these Funds as of May 1, 2019 may continue to allocate Premium payments and Transfer amounts into and out of these Divisions.
Effective October 25, 2019, the Division investing in the Great-West Large Cap Value Fund (Investor II Class Shares) was closed to new owners. Investor II Class shares are only available to former Investor Class and Class L shareholders of the Great-West T. Rowe Price Equity Income Fund which merged into the Fund. Owners with amounts invested in these Funds as of October 25, 2019 may continue to allocate Premium payments and Transfer amounts into and out of such Division.
Effective May 1, 2021, the Divisions investing in the American Century Investments VP Inflation Protection Fund (Class II Shares); Fidelity VIP Mid Cap Portfolio (Service Class 2 Shares); Great-West Global Bond Fund (Investor Class Shares); Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class I Shares); and VanEck VIP Global Hard Assets Fund (Initial Class Shares) were closed to new owners. However, Owners with amounts invested in these Funds as of May 1, 2021 may continue to allocate Premium payments and Transfer amounts into and out of these Divisions.
Fund Investment Objectives. The investment objectives of the Funds are briefly described below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. Global Real Estate Fund (Series I Shares) - seeks total return through growth of capital and current income. Invesco Asset Management Ltd is the sub-adviser to this Fund.
Invesco V.I. Health Care Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. International Growth Fund (Series I Shares) - seeks long-term growth of capital.
Invesco V.I. Main Street Mid Cap Fund (formerly Invesco V.I. Mid Cap Core Equity Fund (Series I Shares))* - seeks long-term growth of capital.
Invesco V.I. Main Street Small Cap Fund® (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®) (Series I Shares) - seeks capital appreciation.
Invesco V.I. Technology Fund (Series I Shares)* - seeks long-term growth of capital.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Small Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Capital Appreciation Fund (Class I Shares) - seeks capital growth.
American Century Investments® VP International Fund (Class I Shares)* - seeks capital growth.
American Century Investments® VP Mid Cap Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Ultra Fund (Class I Shares) - seeks long-term capital growth.
American Century Investments® VP Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Variable Portfolios II, Inc. – advised by American Century Investment Management, Inc.
11

American Century Investments® VP Inflation Protection Fund (Class II Shares)* - seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds IS Global Small Capitalization Fund (Class 2 Shares) - seeks long-term growth of capital.
American Funds IS Growth Fund (Class 2 Shares) - seeks growth of capital.
American Funds IS Growth-Income Fund (Class 2 Shares) - seeks to achieve long-term growth of capital and income.
American Funds IS International Fund (Class 2 Shares) - seeks to provide investors with long-term growth of capital.
American Funds IS New World Fund® (Class 2 Shares) - seeks long-term capital appreciation.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class I Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
BlackRock Global Allocation V.I. Fund (Class I Shares) - seeks high total investment return.
BlackRock High Yield V.I. Fund (Class I Shares) - seeks to maximize total return, consistent with income generation and prudent investment management. BlackRock International Limited is the sub-adviser to this Fund.
BNY Mellon Stock Index Fund, Inc. - advised by BNY Mellon Investment Adviser, Inc.
BNY Mellon Stock Index Fund (Initial Shares) - seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index). Mellon Investments Corporation is the sub-adviser to this Fund.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value (Class 1 Shares)* - seeks long-term capital appreciation.
Davis Variable Account Fund, Inc. - advised by Davis Selected Advisors, L.P.
Davis Financial Portfolio - seeks long-term growth of capital. Davis Selected Advisers-NY, Inc. is the sub-adviser to this Fund.
Davis Value Portfolio* - seeks long-term growth of capital. Davis Selected Advisers-NY, Inc. is the sub-adviser to this Fund.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® International Series (Standard Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® Small Cap Value Series (Service Class Shares) - seeks capital appreciation.
Deutsche DWS Investments VIT Funds – advised by DWS Investment Management Americas, Inc.
DWS Small Cap Index VIP (Class A Shares) - seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies. Northern Trust Investments, Inc. is the sub-adviser to this Fund.
Deutsche DWS Variable Series I – advised by DWS Investment Management Americas, Inc.
DWS Core Equity VIP (Class A Shares) - seeks long-term growth of capital, current income and growth of income.
12

Deutsche DWS Variable Series II – advised by DWS Investment Management Americas, Inc.
DWS CROCI® U.S. VIP (Class A Shares)* - seeks a high rate of total return.
DWS High Income VIP (Class A Shares) - seeks a high level of current income.
DWS Small Mid Cap Value VIP (Class A Shares)* - seeks long-term capital appreciation.
DFA Investment Dimensions Group, Inc. – advised by Dimensional Fund Advisors LP
Dimensional VIT Inflation-Protected Securities Portfolio (Institutional Class Shares) - seeks to provide inflation protection and earn current income consistent with inflation-protected securities.
Eaton Vance Variable Trust – advised by Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares) - seeks to provide a high level of current income.
Federated Hermes Insurance Series – advised by Federated Investment Management Company
Federated Hermes High Income Bond Fund II (Primary Class Shares)* - seeks high current income.
Federated Hermes Kaufmann Fund II (Primary Class Shares)* - seeks capital appreciation. Federated Global Investment Management Corp. is the sub-adviser to this Fund.
Fidelity® Variable Insurance Products Fund – advised by Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2 Shares)* - seeks to achieve capital appreciation. FMR Co., Inc. (FMRC) is the sub-adviser to this Fund.
Fidelity® Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio (Service Class 2 Shares)* - seeks long-term capital appreciation. FMR Co., Inc. (FMRC) is the sub-adviser to this Fund.
Fidelity® VIP Emerging Markets Portfolio (Service Class 2 Shares) - seeks capital appreciation. FMR Co., Inc. (FMRC) is the sub-adviser to this Fund.
Fidelity VIP Index 500 Portfolio (Initial Class Shares) - seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fidelity® VIP Investment Grade Bond Portfolio (Service Class 2 Shares)* - seeks as high a level of current income as is consistent with the preservation of capital. Fidelity Investments Money Management, Inc. (FIMM) is the sub-adviser to this Fund.
Fidelity® Variable Insurance Products Fund III – advised by Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2 Shares)* - seeks long-term growth of capital. FMR Co., Inc. (FMRC) is the sub-adviser to this Fund.
Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Mid Cap Value Fund (Institutional Shares)* - seeks long-term capital appreciation.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Service Shares)* - seeks long-term growth of capital.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
13

Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation. Ariel Investments, LLC is the sub-adviser to this Fund.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Core Bond Fund (Investor Class Shares) - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. Federated Investment Management Company and Wellington Management Company LLP are the sub-advisers to this Fund.
Great-West Emerging Markets Equity Fund (Investor Class Shares) - seeks long-term capital appreciation. Lazard Asset Management LLC and UBS Asset Management (Americas) Inc. are the sub-advisers to this Fund.
Great-West Global Bond Fund (Investor Class Shares)* - seeks current income with capital appreciation and growth of income. Franklin Advisers, Inc. and Mellon Investments Corporation are the sub-advisers to the Fund.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West Inflation-Protected Securities Fund (Investor Class Shares) - seeks real return consistent with the preservation of capital. Goldman Sachs Asset Management, L.P. is the sub-adviser to this Fund.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index. Irish Life Investment Managers Ltd. is the sub-adviser to this Fund.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth. LSV Asset Management and Massachusetts Financial Services Company are the sub-advisers to this Fund.
Great-West Large Cap Growth Fund (Investor Class Shares) - seeks long-term growth of capital. Amundi Pioneer Asset Management, Inc. and J.P. Morgan Investment Management Inc. are the sub-advisers to this Fund.
Great-West Large Cap Value Fund (Investor Class Shares) - seeks capital growth and current income. Putnam Investment Management, LLC and T. Rowe Price Associates, Inc. are the sub-advisers to this Fund.
Great-West Large Cap Value Fund (Investor II Class Shares)* - seeks capital growth and current income. Putnam Investment Management, LLC and T. Rowe Price Associates, Inc. are the sub-advisers to this Fund.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital. Goldman Sachs Asset Management, L.P. is the sub-adviser to this Fund.
Great-West Multi-Sector Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation. Loomis, Sayles & Company, L.P. and Newfleet Asset Management, LLC are the sub-advisers to this Fund.
Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”). Irish Life Investment Managers Ltd. is the sub-adviser to this Fund.
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, which track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) MidCap 400® Index. Irish Life Investment Managers Ltd. is the sub-adviser to this Fund.
14

Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)* - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. ) Irish Life Investment Managers Ltd. is the sub-adviser to this Fund.
Great-West Short Duration Bond Fund (Investor Class Shares) - seeks maximum total return that is consistent with preservation of capital and liquidity.
Great-West Small Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation. Lord, Abbett & Co. LLC and Peregrine Capital Management, LLC are the sub-advisers to the Fund.
Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares) - seeks long-term capital growth. Hotchkis & Wiley Capital Management, LLC and Loomis, Sayles & Company, L.P. are the sub-advisers to this Fund.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation. T. Rowe Price Associates, Inc. is the sub-adviser to this Fund.
Great-West U.S. Government Securities Fund (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Lifetime 2060 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth.
Great-West Profile Funds
Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
15

Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Institutional Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio (Institutional Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Forty Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Global Research Portfolio (Institutional Shares)* - seeks long-term growth of capital.
Janus Henderson Global Technology and Innovation Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Overseas Portfolio (Institutional Shares)* - seeks long-term growth of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares) - seeks capital growth over the long term.
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1 Shares) - seeks high total return.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Portfolio (Class I Shares) - seeks long-term growth of capital. ClearBridge Investments, LLC is the sub-adviser to this Fund.
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital. ClearBridge Investments, LLC is the sub-adviser to this Fund.
Lord Abbett Series Fund, Inc. – advised by Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio (Class VC Shares)* - seeks long-term growth of capital.
Lord Abbett Series Fund Total Return Portfolio (Class VC Shares) - seeks income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company
MFS® VIT Growth Series (Initial Class Shares) - seeks capital appreciation.
16

MFS® VIT Mid Cap Growth Series (Initial Class Shares) - seeks capital appreciation.
MFS® VIT Research Series (Initial Class Shares) - seeks capital appreciation.
MFS® VIT Total Return Bond Series (Initial Class Shares) - seeks total return with an emphasis on current income, but also considering capital appreciation.
MFS® VIT Value Series (Initial Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II International Growth Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT III Global Real Estate Portfolio (Initial Class Shares) - seeks total return.
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Growth Portfolio (Class I Shares)* - seeks growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class I Shares)* - seeks growth of capital.
Neuberger Berman AMT Sustainable Equity Portfolio (Class I Shares) - seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT High Yield Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Real Estate Shares VCT Portfolio (Class I Shares) - seeks long-term growth of capital; current income is a secondary objective.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
17

Putnam VT Emerging Markets Equity Fund Class (Class IA Shares)* - seeks long-term capital appreciation. The Putnam Advisory Company, LLC and Putnam Investments Limited are the sub-advisers to this Fund.
Putnam VT Focused International Equity Fund (formerly Putnam VT Global Equity Fund) (Class IA Shares) - seeks capital appreciation. The Putnam Advisory Company, LLC and Putnam Investments Limited are the sub-advisers to this Fund.
Putnam VT Global Asset Allocation Fund (Class IA Shares) - seeks long-term return consistent with preservation of capital. The Putnam Advisory Company, LLC and Putnam Investments Limited are the sub-advisers to this Fund.
Putnam VT Growth Opportunities Fund (Class IA Shares) - seeks capital appreciation. Putnam Investments Limited is the sub-adviser to this Fund.
Putnam VT High Yield Fund (Class IA Shares) - seeks high current income. Putnam Investments Limited is the sub-adviser to this Fund.
Putnam VT Income Fund (Class IB Shares) - seeks high current income consistent with what the manager believes to be prudent risk. Putnam Investments Limited is the sub-adviser to this Fund.
Putnam VT International Value Fund (Class IA Shares) - seeks capital growth; current income is a secondary objective. The Putnam Advisory Company, LLC and Putnam Investments Limited are the sub-advisers to this Fund.
Putnam VT Large Cap Value Fund (formerly Putnam VT Equity Income Fund) (Class IA Shares) - seeks capital growth and current income. Putnam Investments Limited is the sub-adviser to this Fund.
Putnam VT Research Fund (Class IA Shares) - seeks capital appreciation. The Putnam Advisory Company, LLC and Putnam Investments Limited are the sub-advisers to this Fund.
Putnam VT Small Cap Value Fund (Class IA Shares) - seeks capital appreciation. Putnam Investments Limited is the sub-adviser to this Fund.
Putnam VT Sustainable Future Fund (Class IA Shares) - seeks capital appreciation and, as a secondary objective, current income. Putnam Investments Limited is the sub-adviser to this Fund.
Royce Capital Fund – advised by Royce & Associates, LP
Royce Small-Cap Portfolio (Service Class Shares)* - seeks long-term growth of capital.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares) - seeks to provide long-term capital growth; income is a secondary objective.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Emerging Markets Fund (Initial Class Shares)* - seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Global Resources Fund (formerly VanEck VIP Global Hard Assets Fund) (Initial Class Shares)* - seeks long-term capital appreciation by investing primarily in global resource securities; income is a secondary consideration.
Vanguard Variable Insurance Funds - advised by The Vanguard Group, Inc.
Vanguard VIF Global Bond Index Portfolio - seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
18

Vanguard VIF Total Bond Market Index Portfolio - seeks to track the performance of a broad, market-weighted bond index.
Victory Portfolios – advised by Victory Capital Management, Inc.
Victory RS Small Cap Growth Equity VIP Series (Class I Shares) - seeks long-term capital growth.
* The Sub-Account investing in this Fund is closed to new Owners.
You should contact your representative for further information on the availability of the Divisions.
Each Fund is subject to certain investment restrictions and policies that may not be changed without the approval of a majority of the shareholders of the Fund. See the Fund prospectuses for further information.
We automatically reinvest all dividends and capital gain distributions from the Funds in shares of the distributing Fund at their net asset value. The income and realized and unrealized gains or losses on the assets of each Division are separate and are credited to, or charged against, the particular Division without regard to income, gains or losses from any other Division or from any other part of our business. We will use amounts you allocate to a Division to purchase shares in the corresponding Fund and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves. The Funds are required to redeem their shares at net asset value and to make payment within seven days.
The Funds may also be available to separate accounts offering variable annuity, variable life products and qualified plans of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners, including withdrawal of the Series Account from participation in the Funds that are involved in the conflict or substitution of shares of other Funds.
Voting. We are the legal owner of all shares of the Funds held in the Divisions of the Series Account. In general, you do not have a direct right to vote the Fund shares held in the Divisions of the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares held in the Divisions. At regular and special shareholder meetings, we will vote the shares held in the Divisions in accordance with those instructions received from Owners who have an interest in the respective Divisions.
We will vote shares held in each Division for which no timely instructions from Owners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Division for which instructions are received.
The number of shares in each Division for which instructions may be given by an Owner is determined by dividing the portion of the Account Value derived from participation in that Division, if any, by the value of one share of the corresponding Fund. We will determine the number as of the record date chosen by the Fund. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders’ meeting.
We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to Owners.
This description reflects our current view of applicable federal securities law. Should the applicable federal securities laws change so as to permit us to vote shares held in the Series Account in our own right, we may elect to do so.
19

Fixed Account
The Fixed Account is part of our General Account. We have absolute ownership of the assets in the Fixed Account. Except as limited by law, we have sole control over the investment of the General Account assets. You do not share in the investment experience of the General Account, but are allowed to allocate and transfer Account Value into the Fixed Account. We assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations. The Fixed Account does not participate in the investment performance of the Sub-Accounts. The Policy gives the Company the right to impose limits on the amount each Owner can invest in the Fixed Account and such limits are subject to change at the sole discretion of the Company.
The Fixed Account is not registered with the SEC under the Securities Act of 1933. Neither the Fixed Account nor the General Account have been registered as an investment company under the 1940 Act. As a result, neither the Fixed Account nor the General Account are generally subject to regulation under either Act. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in registration statements.
The Fixed Account offers a guarantee of principal, after deductions for fees and expenses. We also guarantee that the amounts you allocate to the Fixed Account will earn interest at a rate of at least the minimum guaranteed interest rate indicated in your Policy. We do not rely on predetermined formulas to set Fixed Account interest rates. We will review the interest rate at least once a year, but at the Company’s discretion we may reset the interest rate monthly.
The Fixed Account may not be available in all states.
Employer-Financed Insurance Purchase Arrangements--Tax and Other Legal Issues
In addition to corporations and other employers, the Policy is also available for purchase by individuals whose employers will pay some or all of the Premiums due under the Policy pursuant to an employer-financed insurance purchase arrangement. In such cases, references in this prospectus to the “Owner” of the Policy will refer to the individual and, depending on the context, references to the “payment of premiums” will refer to payments to Great-West under the Policy by the employer and/or by the employee.
Employers and employees contemplating the purchase of a Policy as a part of an employer-financed insurance purchase arrangement should consult qualified legal and tax counsel with regard to the issues presented by such a transaction. For this purpose, an employer-financed insurance purchase arrangement is a plan or arrangement which contemplates that an employer will pay one or more Premiums for the purchase of a Policy that will be owned, subject to certain restrictions, by an employee or by a person or entity designated by the employee.
The general considerations applicable to such a purchase include the following:
1.
 Payments by the employer under an employer-financed insurance purchase arrangement will only be deductible for income tax purposes when the payments are taxable to the employee with respect to whom they are made.
2.
 Imposition of certain types of restrictions, specifically a substantial risk of forfeiture, on the purchased Policy may defer both the deductibility of the payments to the employer and their taxability to the employee.
3.
 The payment of some or all of the Premiums by the employer may create an ERISA welfare benefit plan which is subject to the reporting, disclosure, fiduciary and enforcement provisions of ERISA.
4.
 The payment of some or all of the Premiums by the employer will not prevent the Owner from being treated as the owner of the Policy for federal income tax purposes.
5.
 Under some circumstances, the failure of the employer to make one or more of the planned Premiums under the Policy may cause a lapse of the Policy.
6.
 An employee considering whether to participate in an employer-financed insurance purchase arrangement should consider whether the financial and tax benefits of the ownership of the Policy outweigh the costs, such as sales loads and cost of insurance charges that will be incurred as a result of the purchase and ownership of the Policy.
7.
 An employee considering whether to participate in an employer-financed insurance purchase arrangement should consider whether the designation of another person or entity as the owner of the Policy will have adverse consequences under applicable gift, estate, or inheritance tax laws.
8.
 An employee considering whether to participate in an employer-financed insurance purchase arrangement should consider whether the financial performance of the Policy will support any planned withdrawals or borrowings under the Policy.
9.
 In an employer-financed insurance purchase arrangement, the procedures described in the “Market Timing & Excessive Trading” section below, which are designed to prevent or minimize market timing and excessive trading by Owners may, in certain circumstances, require us to perform standardized trade monitoring; in other circumstances such monitoring
20

will be performed by the Fund. Certain Funds require us to provide reports of the Owner’s trading activity, if prohibited trading, as defined by the Fund, is suspected. The determination of whether there is prohibited trading based on the Funds’ definition of prohibited trading may be made by us or by the Fund. The Fund determines the restrictions imposed, which could be one of the four restrictions described below or by restricting the Owner from making Transfers into the identified Fund for the period of time specified by the Fund.
Charges and Deductions
The Policy has insurance features and investment features, and there are costs related to each. This section describes the fees and charges that we may make under the Policy to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under this Policy may result in a profit to us.
Expense Charge Applied to Premium. We will deduct a maximum charge of 10% from each Premium payment, which is broken down as follows. A maximum of 6.5% will be deducted as sales load to compensate us in part for sales and promotional expenses in connection with selling the Policies, such as commissions, the cost of preparing sales literature, other promotional activities and other direct and indirect expenses. A maximum of 3.5% of Premium will be used to cover Premium taxes and certain federal income tax obligations resulting from the receipt of Premiums. All states and some cities and municipalities impose taxes on Premiums paid for life insurance, which generally range from 2% to 4% of Premium but may exceed 4% in some states. The amount of your state’s Premium tax may be higher or lower than the amount attributable to Premium taxes that we deduct from your Premium payments.
The current expense charge applied to Premium for sales load is 5.5% of Premium up to target and 3.0% of Premium in excess of target for Policy Years 1 through 10. Your target Premium will depend on the initial Total Face Amount of your Policy, your Issue Age, your sex (except in unisex states), and rating class (if any) which equals the maximum Premium payable under the seven-pay test such that the Policy remains compliant with section 7702A of the Code. Thereafter, there is no charge for sales load. The current expense charge applied to Premium to cover our Premium taxes and the federal tax obligation described above is 3.5% in all Policy Years.
Where permitted by applicable state insurance law and for corporate owned policies only, if your Policy is surrendered for the Surrender Benefit (Account Value less any outstanding Policy loans and less accrued loan interest) within the first seven Policy Years, we will return a percentage of the expense charge. The return of expense charge will be a percentage of your Account Value on the date the Request for surrender was received by us at our Corporate Headquarters. This amount will be in addition to the Surrender Benefit.
The return of expense charge is based on the following:
Policy Year	Percentage of Account Value Returned
Year 1	6%
Year 2	5%
Year 3	4%
Year 4	3%
Year 5	2%
Year 6	1%
Year 7+	0%
As described under the heading “Term Life Insurance Rider” below, we may offer a term life insurance rider that may have the effect of reducing the sales charge you pay on purchasing an equivalent amount of insurance. We offer this rider in circumstances that result in the savings of sales and distribution expenses and administrative costs. To qualify, a corporation, employer, or other purchaser must satisfy certain criteria such as, for example, the number of Policies it expects to purchase and the expected Total Face Amount under all such Policies. Generally, the sales contacts and effort and administrative costs per Policy depend on factors such as the number of Policies purchased by a single Owner, the purpose for which the Policies are purchased, and the characteristics of the proposed Insureds. The amount of reduction and the criteria for qualification are related to the sales effort and administrative costs resulting from sales to a qualifying Owner. Great-West from time to time may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Series Account.
21

Mortality and Expense Risk Charge. This charge is for the mortality and expense risks we assume with respect to the Policy. It is based on an annual rate that we accrue against each Division of the Series Account on a daily basis and deduct on the first day of each Policy month by cancelling accumulation units on a pro-rata basis across all Sub-Accounts. We convert the mortality and expense risk charge into a daily rate by dividing the annual rate by 365. The mortality and expense risk charge will be determined by us from time to time based on our expectations of future interest, mortality experience, persistency, expenses and taxes, but will not exceed 0.90% annually. Currently, the charge is 0.40% for Policy Years 1 through 5, 0.25% for Policy Years 6 through 20 and 0.10% thereafter. On surrender and payment of the death benefit, we will deduct the pro-rata portion of the mortality and expense risk charge that has accrued.
Because the value of your Sub-Accounts can vary from month-to-month, the monthly deduction for the mortality and expense risk charge will also vary. If the amount the mortality and expense risk charge is insufficient to cover the costs resulting from the mortality and expense risks that we assume, we will bear the loss. If the amount we charge is more than sufficient to cover such costs, we will make a profit on the charge. To the extent that we do make a profit from this charge, we may use this profit for any corporate purpose, including the payment of administrative, marketing, distribution, and other expenses in connection with the Policies.
The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that the costs of issuing and administering Policies may be more than we estimated.
Monthly Deduction. We make a monthly deduction from your Account Value on the Policy Date and the first day of each Policy Month. This monthly deduction will be charged proportionally to the amounts in the Divisions.
The monthly deduction equals the sum of 1, 2, 3, 4 and 5 where:
1.
 is the cost of insurance charge (the monthly risk charge) equal to the current monthly risk rate (described below) multiplied by the net amount at risk divided by 1,000;
2.
 is the service charge;
3.
 is the monthly cost of any additional benefits provided by riders which are a part of your Policy;
4.
 is any extra risk charge if the Insured is in a rated class as specified in your Policy; and
5.
 is the accrued mortality and expense risk charge.
The net amount at risk equals:
•the death benefit divided by 1.00327374; less
•your Account Value on the first day of a Policy Month prior to assessing the monthly deduction.
If there are increases in the Total Face Amount other than increases caused by changes in the death benefit option, the monthly deduction described above is determined separately for the initial Total Face Amount and each increase in the Total Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the most recent increase in the death benefit and then to each increase in the Total Face Amount in the reverse order in which the increases were made.
Monthly Risk Rates. The monthly risk rate is used to determine the cost of insurance charge (monthly risk charge) for providing insurance coverage under the Policy. The monthly risk rate is applied to the amount at risk. The monthly risk rates (except for any such rate applicable to an increase in the Total Face Amount) are based on the length of time your Policy has been in force and the Insured’s sex (in the case of non-unisex Policies) and Issue Age. If the Insured is in a rated class as specified in your Policy, we will deduct an extra risk charge that reflects that class rating. The monthly risk rates applicable to each increase in the Total Face Amount are based on the length of time the increase has been in force and the Insured’s sex (in the case of non-unisex Policies), Issue Age, and class rating, if any. The monthly risk rates will be determined by us from time to time based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes, but will not exceed the guaranteed maximum monthly risk rates based on the 2001 Commissioner’s Standard Ordinary, Age Nearest Birthday, Male/Female, Smoker/Non-Smoker Ultimate Mortality Table (“2001 CSO”).
Currently, the guaranteed minimum monthly risk charge under the 2001 CSO is $0.02 per $1000 and the guaranteed maximum is $83.33 per $1000. If your Policy is issued in Montana, unisex rates are charged and these rates will never exceed the male Smoker Ultimate Mortality Table.
22

The guaranteed maximum monthly risk rates reflect any class rating applicable to the Policy. We have filed a detailed statement of our methods for computing Account Values with the insurance department in each jurisdiction where the Policy was delivered. These values are equal to or exceed the minimum required by law.
The monthly risk rate is greater on policies that require less underwriting to be performed regardless of the health of the individual. Monthly risk rate charges will be greatest on guaranteed issue policies, followed by simplified issue policies, then fully underwritten policies.
Service Charge. We will deduct a maximum of $15 from your Account Value on the first day of each Policy Month to cover our administrative costs, such as salaries, postage, telephone, office equipment and periodic reports. This charge may be increased or decreased by us from time to time based on our expectations of future expenses, but will never exceed $10 per Policy Month. The service charge will be deducted proportionally from the Divisions. The current service charge is $10 per Policy Month for Policy Years 1 through 3 and $7.50 per Policy Month thereafter.
Transfer Fee. A maximum administrative charge of $10 per Transfer of Account Value from one Division to other Divisions will be deducted from your Account Value for all Transfers in excess of 12 made in the same Policy Year. The allocation of your Initial Premium from the Great-West Government Money Market Division to your selected Divisions will not count toward the 12 free Transfers. Similarly, Transfers made under dollar cost averaging and periodic rebalancing under the rebalancer option are not subject to the fee and do not count as Transfers for this purpose (except a one-time rebalancing under the rebalancer option will count as one Transfer). All Transfers Requested on the same Business Day will be aggregated and counted as one Transfer. The current charge is $10 per Transfer.
Partial Withdrawal Fee. A maximum administrative fee of $25 will be deducted from your Account Value for all partial withdrawals after the first made in the same Policy Year. The partial withdrawal fee will be deducted proportionally from all Divisions.
Surrender Charges. Your Policy has no surrender charges.
Change of Death Benefit Option Fee. A maximum administrative fee of $100 will be deducted from your Account Value each time you change your death benefit option. The change of death benefit fee will be deducted proportionally from all Divisions.
Fund Expenses. You indirectly bear the charges and expenses of the Funds whose shares are held by the Divisions to which you allocate your Account Value. The Series Account purchases shares of the Funds at net asset value. Each Fund’s net asset value reflects investment advisory fees and administrative expenses already deducted from the Fund’s assets. For more information concerning the investment advisory fees and other charges against the Funds, see the Fund prospectuses and the statements of additional information for the Funds, which are available upon Request.
We may receive compensation from the investment advisers or administrators of the Funds. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and, therefore, may differ between Funds. See “Payments We Receive” above.
General Description of Policy
Unless otherwise indicated, the description of the Policy in this prospectus assumes that the Policy is in force, there is no Policy Debt and current federal tax laws apply. The Policy described in this prospectus is offered to corporations and other employers to provide life insurance coverage in connection with, among other things, deferred compensation plans and employer-financed insurance purchase arrangements. We issue Policies on the lives of prospective Insureds who meet our underwriting standards.
Policy Rights
Owner. While the Insured is alive, unless you have assigned any of these rights, you may:
•transfer ownership to a new Owner;
•name a contingent owner who will automatically become the Owner of the Policy if you die before the Insured;
•change or revoke a contingent owner;
•change or revoke a Beneficiary (unless a previous Beneficiary designation was irrevocable);
•exercise all other rights in the Policy;
•increase or decrease the Total Face Amount, subject to the other provisions of the Policy; and
•change the death benefit option, subject to the other provisions of the Policy.
23

When you transfer your rights to a new Owner, you automatically revoke any prior contingent owner designation. When you want to change or revoke a prior Beneficiary designation, you have to specify that action. You do not affect a prior Beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.
You do not need the consent of a Beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the Requested action. Your Request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before it was received by us.
Beneficiary. The Beneficiary has no rights in the Policy until the death of the Insured, except an irrevocable Beneficiary cannot be changed without the consent of that Beneficiary. If a Beneficiary is alive at that time, the Beneficiary will be entitled to payment of the Death Benefit Proceeds as they become due.
Policy Limitations
Allocation of Net Premiums. Except as otherwise described herein, your net Premium will be allocated in accordance with the allocation percentages you select. Percentages must total 100% and can be up to two decimal places.
We will credit Premium payments received prior to the end of the free look period as described in the “Free Look Period” section of this prospectus.
You may change your allocation percentages at any time by Request.
Transfers Among Divisions. Subject to our rules as they may exist from time to time, you may at any time after the Free-Look Period Transfer to another Division all or a portion of the Account Value allocated to a Division. We will make Transfers pursuant to a Request.
Transfers may be Requested by indicating the Transfer of either a specified dollar amount or a specified percentage of the Division’s value from which the Transfer will be made.
Transfer privileges are subject to our consent. We reserve the right to impose limitations on Transfers, including, but not limited to: (1) the minimum amount that may be Transferred; and (2) the minimum amount that may remain in a Division following a Transfer from that Division.
In addition, we do not intend to enforce restrictions on Transfers set forth in your Policy except in cases of identified market timing unless the Sub-Account has additional restrictions that are noted in the respective Fund’s prospectus. See “Market Timing & Excessive Trading” below.
A fee of $10 per Transfer will apply for all Transfers in excess of 12 made in a Policy Year. We may increase or decrease the Transfer charge; however, it is guaranteed to never exceed $10 per Transfer. All Transfers Requested on the same Business Day will count as only one Transfer toward the 12 free Transfers. The Transfer of your Initial Premium from the Great-West Government Money Market Division to your selected Divisions does not count toward the 12 free Transfers. Likewise, any Transfers under dollar cost averaging or periodic rebalancing of your Account Value under the rebalancer option do not count toward the 12 free Transfers (a one-time rebalancing, however, will be counted as one Transfer).
Fixed Account Transfers. Transfers into the Fixed Account are limited to once every 60 days. If the Company has imposed a limit on the amount that can be allocated to the Fixed Account, then your Transfer will be rejected if it would cause the value of the Fixed Account to exceed such limit. Transfers from the Fixed Account may only be made once per year. The maximum to be transferred out will be the greater of 25% of your balance in the Fixed Account or the amount of the Transfer in the previous 365 day period.
Market Timing & Excessive Trading. Frequent Transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of an underlying Fund’s securities and the reflection of that change in the Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Date or thereafter.
24

When you make a Transfer Request among the Funds, your request triggers the purchase and redemption of Fund shares. Frequent Transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Sub-Account , other Owners, beneficiaries, annuitants, or owners of other variable contracts we issue that invest in the Sub-Account. Frequent Transfers can result in the following adverse effects:
•Increased brokerage, trading and transaction costs;
•Disruption of planned investment strategies;
•Forced and unplanned liquidation and Fund turnover;
•Lost opportunity costs; and
•Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Owners.
In order to try to protect Owners and the Funds from the potential adverse effects of frequent Transfer activity, we have implemented certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent, short-term Transfer activity that may adversely affect the Funds, Fund shareholders, the Sub-Account, other Owners, beneficiaries, annuitants and owners of other variable contracts we issue that invest in the Sub-Account. We discourage frequent Transfers of Account Value between the Sub-Accounts.
We monitor Transfer activity in the Policy to identify frequent Transfer activity in any Policy. Our current Market Timing Procedures are intended to detect Transfer activity in which the Transfers exceed a certain dollar amount and a certain number of Transfers involving the same Funds within a specific time period. We regularly review transaction reports in an attempt to identify Transfers that exceed our established parameters. We do not include Transfers made pursuant to the dollar-cost averaging and Fund rebalancing programs when monitoring for frequent Transfer activity.
When we identify Transfer activity exceeding our established parameters in a Policy or group of Policies that appear to be under common control, we suspend non-written methods of requesting Transfers for that Policy or group of Policies. All Transfer Requests for the affected Policy or group of Policies must be in writing. We notify the affected Owner(s) in writing of these restrictions.
In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds’ policies and procedures, Owners and other persons with interests under the Policy should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or Transfers by specific Owners who violate the market timing policies established by the Fund.
Some of the Funds have reserved the right to temporarily or permanently refuse payments or Transfer Requests from us if, in the judgment of the Fund’s investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a Transfer Request, or to reverse a Transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund’s refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner’s Transfer Request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.
We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent Transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of Transfers, time period of the Transfers, or any of these.
Owners seeking to engage in frequent Transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such Transfer activity is limited by operational systems and technological limitations.
25

Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.
Exchange of Policy. You may exchange your Policy for a new policy issued by Great-West that does not provide for variable benefits. The new policy will have the same Policy Date, Issue Age, and Insured as your Policy on the date of the exchange. The exchange must be made within 24 Policy Months after the Issue Date of your Policy and all Policy Debt must be repaid.
The cash value of your current Policy will be applied to the new policy as the Initial Premium.
Age Requirements. An Insured’s Issue Age must be between 20 and 85 for Policies issued on a fully underwritten basis and between 20 and 70 for Policies issued on a guaranteed underwriting or a simplified underwriting basis.
Policy or Registrant Changes
Addition, Deletion or Substitution of Investment Options. Great-West selects the investment options offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the investment option or an affiliate of the investment option will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the investment option, its investment adviser, or its distributor. For more information on such compensation, see “Charges and Deductions” in this prospectus. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include investment options based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected investment options of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the investment options and cannot guarantee that any of the investment options will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts. Great-West periodically reviews each investment option and reserves the right to discontinue the offering of any investment option if we determine the investment option no longer meets one or more of the criteria, or if the investment option has not attracted significant allocations. If an investment option is discontinued, we may substitute shares of another investment option or shares of another investment company for the discontinued investment option’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to an investment option that is being discontinued, you will be given notice prior to the investment option’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
Entire Contract. Your entire contract with us consists of the Policy, including the attached copy of your application and any attached copies of supplemental applications for increases in the Total Face Amount, any endorsements and any riders. Any illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how values under the Policy, such as Cash Surrender Value, death benefit and Account Value, will change with the investment experience of the Divisions, and such information is based solely upon data available at the time such illustrations are prepared.
Alteration. Sales representatives do not have any authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, secretary, or one of our vice presidents.
Modification. Upon notice to you, we may modify the Policy if such a modification –
•is necessary to make the Policy or the Series Account comply with any law or regulation issued by a governmental agency to which we are, or the Series Account is, subject;
•is necessary to assure continued qualification of the Policy under the Code or other federal or state laws as a life insurance policy;
•is necessary to reflect a change in the operation of the Series Account or the Divisions; or
•adds, deletes or otherwise changes Division options.
26

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect such modification.
Assignments. During the lifetime of the Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Corporate Headquarters and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we received it. We are not responsible for the validity or legal effect of any assignment.
Notice and Elections. To be effective, all notices and elections under the Policy must be in writing, signed by you, and received by us at our Corporate Headquarters. Certain exceptions may apply. Unless otherwise provided in the Policy, all notices, Requests and elections will be effective when received at our Corporate Headquarters complete with all necessary information.
Account Value
Your Account Value is the sum of your interests in each Division you have chosen, plus your interests in the Fixed Account, plus the amount in your Loan Account. The Account Value varies depending upon the Premiums paid, expense charges applied to Premium, mortality and expense risk charge, service charges, monthly risk charges, partial withdrawals, fees, Policy loans and the net investment factor (described below) for the Divisions to which your Account Value is allocated and the interest credited to the Fixed Account.
We measure the amounts in the Divisions in terms of Units and Unit Values. On any given date, your interest in a Division is equal to the Unit Value multiplied by the number of Units credited to you in that Division. Amounts allocated to a Division will be used to purchase Units of that Division. Units are redeemed when you make partial withdrawals, undertake Policy loans or Transfer amounts from a Division, and for the payment of service charges, monthly mortality and expense charges, monthly risk charges and other fees. The number of Units of each Division purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Division. The Unit Value for each Division was established at $10 for the first Valuation Date of the Division. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Division for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.
Transactions are processed on the date we receive a Premium at our Corporate Headquarters or upon approval of a Request. If your Premium or Request is received on a date that is not a Valuation Date, or after the close of the NYSE on a Valuation Date, the transaction will be processed on the next Valuation Date.
The Account Value on the Policy Date equals:
•that portion of net Premium received and allocated to the Division, plus
•that portion of net Premium received and allocated to the Fixed Account, less
•the service charges due on the Policy Date, less
•the monthly risk charge due on the Policy Date, less
•the monthly risk charge for any riders due on the Policy Date.
We apply your Initial Premium on the Policy Date, which will be the Issue Date (if we have already received your Initial Premium) or the Business Day we receive a Premium equal to, or in excess of, the Initial Premium after we have approved your application.
The Account Value attributable to each Division of the Series Account on the subsequent Valuation Dates is equal to:
•the Account Value attributable to the Division on the preceding Valuation Date multiplied by that Division’s net investment factor, plus
•that portion of net Premium received and allocated to the Division during the current Valuation Period, plus
•that portion of the value of the Loan Account Transferred to the Division upon repayment of a Policy loan during the current Valuation Period, plus
•any amounts Transferred by you to the Division from another Division during the current Valuation Period, less
•any amounts Transferred by you from the Division to another Division during the current Valuation Period, less
•that portion of any partial withdrawals deducted from the Division during the current Valuation Period, less
•that portion of any Account Value Transferred from the Division to the Loan Account during the current Valuation Period, less
•that portion of fees due in connection with a partial withdrawal charged to the Division, less
•the mortality and expense risk charge for each day in the Valuation Period, less
27

•if the first day of a Policy Month occurs during the current Valuation Period, that portion of the service charge for the Policy Month just beginning charged to the Division, less
•if the first day of a Policy Month occurs during the current Valuation Period, that portion of the monthly risk charge for the Policy Month just beginning charged to the Division, less
•if the first day of a Policy Month occurs during the current Valuation Period, that portion of the mortality and expense risk charge for the Policy Month just ending charged to the Division, less
•if the first day of a Policy Month occurs during the current Valuation Period, that Division’s portion of the cost for any riders and any extra risk charge if the Insured is in a rated class as specified in your Policy, for the Policy Month just beginning.
Net Investment Factor. The net investment factor for each Division for any Valuation Period is determined by dividing (1) by (2) where:
1.
 is the net result of:
•the net asset value of a Fund share held in the Division determined as of the end of the current Valuation Period, plus
•the per share amount of any dividend or other distribution declared on Fund shares held in the Division if the “ex-dividend” date occurs during the current Valuation Period, plus or minus
•a per share credit or charge with respect to any taxes incurred by or reserved for, or paid by us if not previously reserved for, during the current Valuation Period which are determined by us to be attributable to the operation of the Division; and
2.
 is the net result of:
•the net asset value of a Fund share held in the Division determined as of the end of the preceding Valuation Period, plus or minus
•a per share credit or charge with respect to any taxes incurred by or reserved for, or paid by us if not previously reserved for, during the preceding Valuation Period which are determined by us to be attributable to the operation of the Division.
The net investment factor may be greater or less than or equal to one. Therefore, the Unit Value may increase, decrease or remain unchanged.
The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of each Fund. These fees and expenses are not fixed or specified under the terms of the Policy, may differ between Funds, and may vary from year to year. Fund fees and expenses are described in each Fund prospectus.
The Fixed Account Value is:
•Premiums, less expense charges, allocated to the Fixed Account; plus
•Sub-Account Value transferred to the Fixed Account; plus
•Interest credited to the Fixed Account; minus
•Partial withdrawals from the Fixed Account including any applicable partial withdrawal charges; minus
•The portion of any accrued policy fees and charges allocated to the Fixed Account; minus
•Loans from the Fixed Account; minus
•Transfers from the Fixed Account, including any applicable transfer charges.
During any Policy Month the Fixed Account Value will be calculated on a consistent basis. For purposes of crediting interest, Policy value deducted, transferred or withdrawn from the Fixed Account is accounted for on a first in first out basis.
The mortality and expense risk charge for the Valuation Period is the annual mortality and expense risk charge divided by 365 multiplied by the number of days in the Valuation Period.
Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no such change will have a material effect on the benefits or other provisions of your Policy.
Other Provisions and Benefits
Misstatement of Age or Sex (Non-Unisex Policy). If the age or (in the case of a non-unisex Policy) sex of the Insured is stated incorrectly in your Policy application or rider application, we will adjust the amount payable appropriately as described in the Policy.
28

If we determine that the Insured was not eligible for coverage under the Policy after we discover a misstatement of the Insured’s age, our liability will be limited to a return of Premiums paid, less any partial withdrawals, any Policy Debt, and the cost for riders.
Suicide. If the Insured, whether sane or insane, commits suicide within two years after your Policy’s Issue Date (one year if your Policy is issued in Colorado or North Dakota), we will not pay any part of the Death Benefit Proceeds. We will pay the Beneficiary the Premiums paid, less the amount of any Policy Debt, any partial withdrawals and the cost for riders.
If the Insured, whether sane or insane, commits suicide within two years after the effective date of an increase in the Total Face Amount (one year if your Policy is issued in Colorado or North Dakota), then our liability as to that increase will be the cost of insurance for that increase and that portion of the Account Value attributable to that increase. The Total Face Amount of the Policy will be reduced to the Total Face Amount that was in effect prior to the increase.
Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We relied and will continue to rely on those statements when approving the issuance, increase in face amount, increase in death benefit over Premium paid, or change in death benefit option of the Policy. In the absence of fraud, we can use no statement in defense of a claim or to cancel the Policy for misrepresentation unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of Premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the effective date of coverage of such increase.
Paid-Up Life Insurance. When the Insured reaches Attained Age 121 (if your Policy is in force at that time), the entire Account Value of your Policy (less outstanding Policy Debt) will be applied as a single Premium to purchase “paid-up” insurance which means all premiums have been paid and there are no additional premiums due. Outstanding Policy Debt will be repaid at this time. This repayment may be treated as a taxable distribution to you if your Policy is not a MEC. The net single Premium for this insurance will be based on the 2017 Commissioner’s Standard Ordinary, Sex Distinct, Non-Smoker Mortality Table and 4% interest. The cash value of your paid-up insurance, which initially is equal to the net single Premium, will remain in the Divisions of the Series Account in accordance with your then current allocation. While the paid-up life insurance is in effect your assets will remain in the Series Account. You may change your Division allocation instructions and you may Transfer your cash value among the Divisions. All charges under your Policy, to the extent applicable, will continue to be assessed, except we will no longer make a deduction each Policy Month for the monthly risk charge. Your death benefit will be fixed by the Code for Insured age 99. As your cash value changes based on the investment experience of the Divisions, the death benefit will increase or decrease accordingly. You may surrender the paid-up insurance Policy at any time and, if surrendered within 30 days of a Policy Anniversary, its cash value will not be less than it was on that Policy Anniversary. Please see “Federal Income Tax Considerations - Treatment When Insured Reaches Attained Age 121” below.
Supplemental Benefits. The following supplemental benefit riders are available, subject to certain limitations. An additional monthly risk charge will be assessed for each rider that is in force as part of the monthly deduction from your Account Value. If a supplemental benefit rider is terminated, the monthly risk charge for such rider will end immediately. See fee tables above.
Term Life Insurance Rider. This rider provides term life insurance on the Insured. Coverage is renewable annually until the Insured’s Attained Age 121. The amount of coverage provided under this rider varies from month to month as described below. We will pay the rider’s death benefit to the Beneficiary when we receive Due Proof of death of the Insured while this rider is in force.
This rider provides the same three death benefit options as your Policy. The option you choose under the rider must at all times be the same as the option you have chosen for your Policy. The rider’s death benefit will be determined at the beginning of each Policy Month in accordance with one of those options. For each of the options, any outstanding Policy Debt will reduce your death benefit.
If you purchase this rider, the Total Face Amount shown on your Policy’s specifications page will be equal to the minimum amount of coverage provided by this rider plus the base face amount (which is the minimum death benefit under your Policy without the rider’s death benefit). The minimum allocation of Total Face Amount between your Policy and the rider is 10% and 90% at inception, respectively. The total Death Benefit Payable under the rider and the Policy will be determined as described in “Death Benefit” below, using the Total Face Amount shown on your Policy’s specifications page.
Coverage under this rider will take effect on the latter of:
29

•the Policy Date of the Policy to which this rider is attached; or
•the date this rider is delivered and the first rider premium is paid to the Company.
The monthly risk rate for this rider will be the same as that used for the Policy and the monthly risk charge for the rider will be determined by multiplying the monthly risk rate by the rider’s death benefit. This charge will be calculated on the first day of each Policy Month and added to the Policy’s monthly risk charge.
If you purchase this rider, the sales load and return of expense charge will be proportionately lower as a result of a reduction in commission payments. Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. As a result, this rider generally is not offered in connection with any Policy with annual Premium payments of less than $100,000, except for policies issued on a guaranteed issue basis. In our discretion, we may decline to offer this rider or refuse to consent to a proposed allocation of coverage between a Policy and term rider.
If this rider is offered, the commissions will vary depending on the allocation of your coverage between the Policy and the term rider. The same initial Death Benefit will result in the highest commission when there is no term rider, with the commission declining as the portion of the Death Benefit coverage allocated to the term rider increases. Thus, the lowest commission amount is payable, and the lowest amount of sales load deducted from your Premiums will occur, when the maximum term rider is purchased.
You may terminate this rider by Request. This rider also will terminate on the earliest of the following dates:
•the date the Policy is surrendered or terminated;
•the expiration of the grace period of the Policy; or
•the death of the Insured.
Change of Insured Rider (Not available to individual purchasers). This rider permits you to change the Insured under your Policy or any Insured that has been named by virtue of this rider. Before we change the Insured you must provide us with (1) a Request for the change signed by you and approved by us; (2) Evidence of Insurability for the new Insured; (3) evidence that there is an insurable interest between you and the new Insured; (4) evidence that the new Insured’s age, at the nearest birthday, is under 70 years; and (5) evidence that the new Insured was born prior to the Policy Date. We may charge a fee for administrative expenses when you change the Insured. The minimum charge is $100 per change and the maximum charge is $400 per change. When a change of Insured takes effect, Premiums will be based on the new Insured’s age, sex, mortality class and the Premium rate in effect on the Policy Date.
Report to Owner. We will maintain all records relating to the Series Account and the Divisions and the Fixed Account. We will send you a report at least once each Policy Year within 30 days after a Policy Anniversary. The report will show current Account Value, current allocation in each Division, death benefit, Premiums paid, investment experience since your last report, deductions made since the last report, and any further information that may be required by laws of the state in which your Policy was issued. It will also show the balance of any outstanding Policy loans and accrued interest on such loans. There is no charge for this report.
In addition, we will send you the financial statements of the Funds and other reports as specified in the 1940 Act. We also will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. Please read your statements and confirmations carefully and verify their accuracy and contact us promptly with any questions.
Dollar Cost Averaging. By Request, you may elect dollar cost averaging in order to purchase Units of the Divisions over a period of time. There is no charge for this service.
Dollar cost averaging permits you to automatically Transfer a predetermined dollar amount, subject to our minimum, at regular intervals from any one or more designated Divisions to one or more of the remaining, then available Divisions. The Unit Value will be determined on the dates of the Transfers. You must specify the percentage to be Transferred into each designated Division. Transfers may be set up on any one of the following frequency periods: monthly, quarterly, semiannually, or annually. The Transfer will be initiated one frequency period following the date of your Request. We will provide a list of Divisions eligible for dollar cost averaging that may be modified from time to time. Amounts Transferred through dollar cost averaging are not counted against the 12 free Transfers allowed in a Policy Year. You may not participate in dollar cost averaging and the rebalancer option (described below) at the same time. Participation in dollar cost averaging does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. We reserve the right to modify, suspend, or terminate dollar cost averaging at any time.
30

Rebalancer Option. By Request, you may elect the rebalancer option in order to automatically Transfer Account Value among the Divisions on a periodic basis. There is no charge for this service. This type of transfer program automatically reallocates your Account Value so as to maintain a particular percentage allocation among Divisions chosen by you. The amount allocated to each Division will grow or decline at different rates depending on the investment experience of the Divisions. Rebalancing does not change your Premium allocation unless that option is checked on the rebalancer Request. Your Premium allocation can also be changed by written Request at the address on the first page of this prospectus.
You may Request that rebalancing occur one time only, in which case the Transfer will take place on the date of the Request. This Transfer will count as one Transfer towards the 12 free Transfers allowed in a Policy Year.
You may also choose to rebalance your Account Value on a quarterly, semiannual, or annual basis, in which case the first Transfer will be initiated one frequency period following the date of your Request. On that date, your Account Value will be automatically reallocated to the selected Divisions. Thereafter, your Account Value will be rebalanced once each frequency period. In order to participate in the rebalancer option, your entire Account Value must be included. Transfers made with these frequencies will not count against the 12 free Transfers allowed in a Policy Year.
You must specify the percentage of Account Value to be allocated to each Division and the frequency of rebalancing. You may terminate the rebalancer option at any time by Request.
You may not participate in the rebalancer option and dollar cost averaging at the same time. Participation in the rebalancer option does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend, or terminate the rebalancer option at any time.
Non-Participating. The Policy does not pay dividends.
Premiums
Policy Application, Issuance and Initial Premium. To purchase a Policy, you must submit an application to our Corporate Headquarters. We will then follow our underwriting procedures designed to determine the insurability of the applicant. We may require full underwriting, which includes a medical examination and further information, before your application may be approved. We also may offer the Policy on a simplified underwriting or guaranteed issue basis. Applicants must be acceptable risks based on our applicable underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application for any lawful reason or to “rate” an Insured as a substandard risk, which will result in increased monthly risk rates. The monthly risk rate also may vary depending on the type of underwriting we use.
You must specify certain information in the application, including the Total Face Amount, the death benefit option and supplemental benefits, if any. The Total Face Amount generally may not be decreased below $100,000.
Upon approval of the application, we will issue to you a Policy on the life of the Insured. A specified Initial Premium must be paid before we issue the Policy. The effective date of coverage for your Policy (which we call the “Policy Date”) will be the date we receive a Premium equal to or in excess of the specified Initial Premium after we have approved your application. If your Premium payment is received on the 29th, 30th or 31st of a month, the Policy will be dated the 28th of that month.
We generally do not accept Premium payments before approval of an application; however, at our discretion, we may elect to do so. While your application is in underwriting, if we accept your Premium payment before approval of your application, we will provide you with temporary insurance coverage in accordance with the terms of our temporary insurance agreement. In our discretion, we may limit the amount of Premium we accept and the amount of temporary coverage we provide. If we approve your application, we will allocate your Premium payment to the Series Account or Fixed Account on the Policy Date, as described below. Otherwise, we will promptly return your payment to you. We will not credit interest to your Premium payment for the period while your application is in underwriting.
We reserve the right to change the terms or conditions of your Policy to comply with differences in applicable state law. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements that are attached to this prospectus or in endorsements to the Policy, as appropriate.
31

Free Look Period. During the free look period (ten days or longer where required by state law), you may cancel your Policy. If you exercise the free look privilege, you must return the Policy to our Corporate Headquarters or to the representative from whom you purchased the Policy.
Generally, net Premium will be allocated to the Divisions you selected on the application. However, under certain circumstances described below, the net Premium will first be allocated to the Great-West Government Money Market Division and remain there until the next Valuation Date following the end of the free look period. On that date, the Sub-Account value held in the Great-West Government Money Market Division will be allocated to the Division(s) selected by you. If your Premium payments are received after 4:00 PM EST/EDT, such payments will be credited on the next Valuation Date. Regardless of when the payment is credited, you will receive the utilized values from the date we received your payment.
During the free look period, you may change your Division allocations and your allocation percentages, however depending on whether your state permits the immediate investment of your Premium, changes made during the free look period may not take effect until after the free look period has expired.
Policies returned during the free look period will be void from the Issue Date. In some states, we will refund your current Account Value plus the return of any expense charges deducted. In those states, this amount may be higher or lower than your Premium payments, which means you bear the investment risk during the free look period.
Certain states require that we return the greater of your Account Value (less any surrenders, withdrawals and distributions already received) or the amount of the Premiums received. In those states, we will allocate your net Premium payments to the Great-West Government Money Market Division. We will Transfer the Account Value in that Division to the other Divisions of the Series Account in accordance with your most recent allocation instructions on file at the end of the free look period.
Premium. All Premium payments must be made payable to “Great-West Life & Annuity Insurance Company” and mailed to our Corporate Headquarters. The Initial Premium will be due and payable on or before your Policy’s Issue Date. The minimum Initial Premium will vary based on various factors, including the age of the Insured and the death benefits option you select, but may not be less than $100. You may pay additional Premium payments to us in the amounts and at the times you choose, subject to the limitations described below. To find out whether your Premium payment has been received, contact us at the address or telephone number shown on the first page of this prospectus.
We reserve the right to limit the number of Premium payments we accept on an annual basis. No Premium payment may be less than $100 per Policy without our consent, although we will accept a smaller Premium payment if necessary to keep your Policy in force. We reserve the right to restrict or refuse any Premium payments that exceed the Initial Premium amount shown on your Policy. We also reserve the right not to accept a Premium payment that causes the death benefit to increase by an amount that exceeds the Premium received. Evidence of insurability satisfactory to us may be required before we accept any such Premium.
We will not accept Premium payments that would, in our opinion, cause your Policy to fail to qualify as life insurance under applicable federal tax law. If a Premium payment is made in excess of these limits, we will accept only that portion of the Premium within those limits, and will refund the remainder to you.
Net Premiums. The net Premium is the amount you pay as the Premium less any expense charges applied to Premiums. See “Charges and Deductions - Expense Charge Applied to Premium,” above.
Planned Periodic Premiums. While you are not required to make additional Premium payments according to a fixed schedule, you may select a planned periodic Premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic Premium, unless you Request to have reminder notices suspended. You are not required, however, to pay the planned periodic Premium; you may increase or decrease the planned periodic Premium subject to our limits, and you may skip a planned payment or make unscheduled payments. Depending on the investment performance of the Divisions you select, the planned periodic Premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy.
Death Benefits
Death Benefit. If your Policy is in force at the time of the Insured’s death, we will pay the Beneficiary an amount based on the death benefit option you select once we have received Due Proof of the Insured’s death. The amount payable will be:
•the amount of the selected death benefit option, less
32

•the value of any Policy Debt on the date of the Insured’s death, less
•any accrued and unpaid Policy charges.
We will pay this amount to the Beneficiary in one lump sum, unless the Beneficiary and we agree on another form of settlement. We will pay interest, at a rate not less than that required by law, on the amount of Death Benefit Proceeds, if payable in one lump sum, from the date of the Insured’s death to the date of payment.
In order to meet the definition of life insurance under the Code, section 7702 of the Code defines alternative testing procedures for the minimum death benefit under a Policy. See “Federal Income Tax Considerations - Tax Status of the Policy,” below. Your Policy must qualify under the cash value accumulation test (“CVAT”).
Under the CVAT testing procedures, there is a minimum death benefit required at all times equal to your Account Value multiplied by a pre-determined factor. The factors used to determine the minimum death benefit vary by age. The factors (expressed as percentages) used for the CVAT are set forth in your Policy.
The Policy has two death benefit options.
Option 1. The “Level Death” Option. Under this option, the death benefit is –
•the Policy’s Total Face Amount on the date of the Insured’s death less any partial withdrawals; or, if greater,
•the Account Value on the date of death multiplied by the applicable factor shown in the table set forth in your Policy.
This death benefit option should be selected if you want to minimize your cost of insurance (monthly risk charge).
Option 2. The “Coverage Plus” Option. Under this option, the death benefit is –
•the sum of the Total Face Amount and Account Value of the Policy on the date of the Insured’s death less any partial withdrawals; or, if greater,
•the Account Value on the date of death multiplied by the applicable factor shown in the table set forth in your Policy.
This death benefit option should be selected if you want to maximize your death benefit.
Your Account Value and death benefit fluctuate based on the performance of the investment options you select and the expenses and deductions charged to your account. See the “Account Value” and “Charges and Deductions” sections of this prospectus.
There is no minimum death benefit guarantee associated with this Policy.
Changes in Death Benefit Option. After the first Policy Year, but not more than once each Policy Year, you may change the death benefit option by Request. Any change will be effective on the first day of the Policy Month following the date we approve your Request. A maximum administrative fee of $100 will be deducted from your Account Value each time you change your death benefit option.
A change in the death benefit option will not change the amount payable upon the death of the Insured on the date of change. Any change is subject to the following conditions:
•If the change is from option 1 to option 2, the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount less the Account Value. Evidence of insurability may be required.
•If the change is from option 2 to option 1, the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount plus the Account Value.
Changes in Total Face Amount. You may increase or decrease the Total Face Amount of your Policy at any time within certain limits.
Minimum Changes. Each increase or decrease in the Total Face Amount must be at least $25,000. We reserve the right to change the minimum amount by which you may change the Total Face Amount.
33

Increases in Total Face Amount. To Request an increase in Total Face Amount, you must provide satisfactory evidence of the Insured’s insurability. Once approved by us, an increase will become effective on the Policy Anniversary following our approval of your Request, subject to the deduction of the first Policy Month’s monthly risk charge, service charge, any extra risk charge if the Insured is in a rated class and the cost of any riders.
Each increase to the Total Face Amount is considered to be a new segment to the Policy. When an increase is approved, Premium is allocated against the original Policy segment up to the seven-pay Premium limit established on the Issue Date. Any excess Premium is then allocated toward the new segment. Each segment will have a separate target Premium associated with it. The expense charge applied to Premium is higher up to target and lower for Premium in excess of the target as described in detail in the “Charges and Deductions” section of this prospectus. The expense charge formula will apply to each segment based on the target Premium for that segment. In addition, each segment will have a new incontestability period and suicide exclusion period as described in the “Other Provisions and Benefits” section of this prospectus.
Decreases in Total Face Amount. A decrease in Total Face Amount will become effective at the beginning of the next Policy Month following our approval of your Request. The Total Face Amount after the decrease must be at least $100,000.
For purposes of the incontestability provision of your Policy, any decrease in Total Face Amount will be applied in the following order:
•first, to the most recent increase;
•second, to the next most recent increases, in reverse chronological order; and
•finally, to the initial Total Face Amount.
Surrenders and Withdrawals
Surrenders. You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate. To surrender your Policy, contact us at the address or telephone number shown on the first page of this prospectus. We will send you the paperwork necessary for you to Request the surrender of your Policy. The proceeds of a surrender will be payable within seven days of our receipt of the completed Request.
We will determine your Cash Surrender Value (minus any charges not previously deducted) as of the end of the first Valuation Date after we receive your Request for surrender.
If you withdraw part of the Cash Surrender Value, your Policy’s death benefit will be reduced and you may incur taxes and tax penalties.
You may borrow from us using your Account Value as collateral.
A surrender may have tax consequences, including tax penalties. See “Federal Income Tax Considerations – Tax Treatment of Policy Benefits,” below.
Partial Withdrawal. You may Request a partial withdrawal of Account Value at any time while the Policy is in force. The amount of any partial withdrawal must be at least $500 and may not exceed 90% of your Account Value less the value of the Loan Account. A partial withdrawal fee will be deducted from your Account Value for all partial withdrawals after the first made during the same Policy Year. This administrative fee is guaranteed to be no greater than $25. To Request a partial withdrawal, contact us at the address or telephone number shown on the first page of this prospectus. We will send you the paperwork necessary for you to request a withdrawal from your Policy. The proceeds of any such partial withdrawal will be payable within seven days of our receipt of the completed Request.
The Death Benefit Proceeds will be reduced by the amount of any partial withdrawals.
Your Account Value will be reduced by the amount of a partial withdrawal. The amount of a partial withdrawal will be withdrawn from the Divisions in proportion to the amounts in the Divisions bearing on your Account Value. You cannot repay amounts taken as a partial withdrawal. Any subsequent payments received by us will be treated as additional Premium payments and will be subject to our limitations on Premiums.
A partial withdrawal may have tax consequences. See “Federal Income Tax Considerations – Tax Treatment of Policy Benefits,” below.
34

Loans
Policy Loans. You may Request a Policy loan of up to 90% of your Account Value, decreased by the amount of any outstanding Policy Debt on the date the Policy loan is made less any accrued loan interest and less the current monthly deductions remaining for the balance of the Policy Year. When a Policy loan is made, a portion of your Account Value equal to the amount of the Policy loan will be allocated to the Loan Account as collateral for the loan. This amount will not be affected by the investment experience of the Series Account while the loan is outstanding and will be subtracted from the Divisions in proportion to the amounts in the Divisions bearing on your Account Value. The minimum Policy loan amount is $500.
The interest rate on the Policy loan will be determined annually, using a simple interest formula, at the beginning of each Policy Year. Specific loan interest rate information can be obtained by calling 888-353-2654. That interest rate will be guaranteed for that Policy Year and will apply to all Policy loans outstanding during that Policy Year. Interest is due and payable on each Policy Anniversary. Interest not paid when due will be added to the principal amount of the loan and will bear interest at the loan interest rate.
Presently, the maximum interest rate for Policy loans is the Moody’s Corporate Bond Yield Average - Monthly Average Corporates, which is published by Moody’s Investor Service, Inc. If the Moody’s Corporate Bond Yield Average ceases to be published, the maximum interest rate for Policy loans will be derived from a substantially similar average adopted by your state’s Insurance Commissioner.
We must reduce our Policy loan interest rate if the maximum loan interest rate is lower than the loan interest rate for the previous Policy Year by one-half of one percent or more.
We may increase the Policy loan interest rate but such increase must be at least one-half of one percent. No increase may be made if the Policy loan interest rate would exceed the maximum loan interest rate.
We will send you advance notice of any increase in the Policy loan rate.
Interest will be credited to amounts held in the Loan Account using a compound interest formula. The rate will be no less than the Policy loan interest rate then in effect less a maximum of 0.9%.
All payments we receive from you will be treated as Premium payments unless we have received notice, in form satisfactory to us, that the funds are for loan repayment. If you have a Policy loan, it is generally advantageous to repay the loan rather than make a Premium payment because Premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the Policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any Policy loan at any time while the Policy is in force. Amounts paid to repay a Policy loan will be allocated to the Divisions in accordance with your allocation instructions then in effect at the time of repayment. Any amount in the Loan Account used to secure the repaid loan will be allocated back to the Sub-Accounts.
A Policy loan, whether or not repaid, will affect the Death Benefit Proceeds, payable upon the Insured’s death, and the Account Value because the investment results of the Divisions do not apply to amounts held in the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be, depending on the investment results of the Divisions while the loan is outstanding. The effect could be favorable or unfavorable.
Lapse and Reinstatement
Lapse and Continuation of Coverage. If you cease making Premium payments, coverage under your Policy and any riders to the Policy will continue until your Account Value, less any Policy Debt, is insufficient to cover the monthly deduction. When that occurs, the grace period will go into effect.
Grace Period. If the first day of a Policy Month occurs during the Valuation Period and your Account Value, less any Policy Debt, is not sufficient to cover the monthly deduction for that Policy Month, then your Policy will enter the grace period described below. If you do not pay sufficient additional Premiums during the grace period, your Policy will terminate without value.
The grace period will allow 61 days for the payment of Premium sufficient to keep the Policy in force. Any such Premium must be in an amount sufficient to cover deductions for the monthly risk charge, the service charge, the cost for any riders and any extra risk charge if the Insured is in a rated class for the next two Policy Months. Notice of Premium due will be mailed to your
35

last known address or the last known address of any assignee of record at least 31 days before the date coverage under your Policy will cease. If the Premium due is not paid within the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61-day period. The Policy will continue to remain in force during this grace period. If the Death Benefit Proceeds become payable by us during the grace period, then any due and unpaid Policy charges will be deducted from the amount payable by us.
Termination of Policy. Your Policy will terminate on the earliest of the date we receive your Request to surrender, the expiration date of the grace period due to insufficient value or the date of death of the Insured. Upon lapse or termination, the Policy no longer provides insurance benefits.
Reinstatement. Before the Insured’s death, we will reinstate your Policy, provided that the Policy has not been surrendered, and provided further that:
•you make your reinstatement Request within three years from the date of termination;
•you submit satisfactory Evidence of Insurability to us;
•you pay an amount equal to the Policy charges which were due and unpaid at the end of the grace period;
•you pay a Premium equal to four times the monthly deduction applicable on the date of reinstatement; and
•you repay or reinstate any Policy loan that was outstanding on the date coverage ceased, including interest at 6.00% per year compounded annually from the date coverage ceased to the date of reinstatement of your Policy.
A reinstated Policy’s Total Face Amount may not exceed the Total Face Amount at the time of termination. Your Account Value on the reinstatement date will reflect:
•the Account Value at the time of termination; plus
•net Premiums attributable to Premiums paid to reinstate the Policy; less
•the monthly expense charge; less
•the monthly cost of insurance charge applicable on the date of reinstatement; less
•the expense charge applied to Premium.
The effective date of reinstatement will be the date the application for reinstatement is approved by us.
Deferral of Payment. We will usually pay any amount due from the Series Account within seven days after the Valuation Date following your Request giving rise to such payment or, in the case of death of the Insured, Due Proof of such death. Payment of any amount payable from the Series Account on death, surrender, partial withdrawal, or Policy loan may be postponed whenever:
•the NYSE is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted;
•the SEC, by order, permits postponement for the protection of Owners; or
•an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Series Account.
Federal Income Tax Considerations
The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the Internal Revenue Service’s (the “IRS”) current interpretation of current federal income tax laws. We make no representation as to the likelihood of continuation of the current federal income tax laws or of the current interpretations by the IRS. We do not make any guarantee regarding the tax status of any Policy or any transaction regarding the Policy.
The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes and consequences of the particular arrangement.
36

Tax Status of the Policy
A Policy has certain tax advantages when treated as a life insurance contract within the meaning of section 7702 of the Code. We believe that the Policy meets the section 7702 definition of a life insurance contract and will take whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with section 7702. We reserve the right to amend the Policy to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the IRS.
Diversification of Investments. Section 817(h) of the Code requires that the investments of each Division of the Series Account be “adequately diversified” in accordance with certain Treasury Department regulations. Disqualification of the Policy as a life insurance contract for failure to comply with the diversification requirements would result in the imposition on you of federal income tax at ordinary income tax rates with respect to the earnings allocable to the Policy in the year of the failure and all prior years prior to the receipt of payments under the Policy. We believe that the Divisions will be adequately diversified.
Policy Owner Control. In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that your ownership rights under the Policy would result in your being treated as the Owner of the assets of the Policy under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Policy.
The following discussion assumes that your Policy will qualify as a life insurance contract for federal income tax purposes.
Tax Treatment of Policy Benefits
Life Insurance Death Benefit Proceeds. In general, the amount of the Death Benefit Payable under your Policy is excludible from your Beneficiary’s gross income under the Code.
If the death benefit is not received in a lump sum and is, instead, applied under a proceeds option agreed to by us and the Beneficiary, payments generally will be prorated between amounts attributable to the death benefit, which will be excludible from the Beneficiary’s income, and amounts attributable to interest (occurring after the Insured’s death), which will be includable in the Beneficiary’s income.
Tax Deferred Accumulation. Any increase in your Account Value is generally not taxable to you. If you receive or are deemed to receive amounts from the Policy before the Insured dies, see the following section entitled “Distributions” for a more detailed discussion of the taxability of such payments.
Depending on the circumstances, any of the following transactions may have federal income tax consequences:
•the exchange of a Policy for a life insurance, endowment or annuity contract;
•a change in the death benefit option;
•a Policy loan;
•a partial surrender;
•a complete surrender;
•a change in the ownership of a Policy;
•a change of the named Insured; or
•an assignment of a Policy.
In addition, federal, state and local transfer and other tax consequences of ownership or receipt of Death Benefit Proceeds will depend on your circumstances and those of the named Beneficiary. Whether partial withdrawals (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether your Policy is considered a MEC.
37

Surrenders. If you surrender your Policy, you will recognize ordinary income to the extent the Account Value exceeds the “investment in the contract,” which is generally the total of Premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.
Modified Endowment Contracts. Section 7702A of the Code treats certain life insurance contracts as MECs. In general, a Policy will be treated as a MEC if total Premiums paid at any time during the first seven Policy Years exceed the sum of the net level Premiums which would have been paid on or before that time if the Policy provided for paid-up future benefits after the payment of seven level annual Premiums (“seven-pay test”). In addition, a Policy may be treated as a MEC if there is a “material change” to the Policy.
We will monitor your Premium payments and other Policy transactions and notify you if a payment or other transaction might cause your Policy to become a MEC. We will not invest any Premium or portion of a Premium that would cause your Policy to become a MEC without instruction to do so from you. We will promptly notify you or your agent of the excess cash received. We will not process the Premium payment unless we receive a MEC acceptance form or Policy change form within 48 hours of receipt of the excess funds. If paperwork is received that allows us to process the excess cash, the effective date will be the date of the new paperwork.
Further, if a transaction occurs which decreases the Total Face Amount of your Policy during the first seven years, we will retest your Policy, as of the date of its purchase, based on the lower Total Face Amount to determine compliance with the seven-pay test. Also, if a decrease in Total Face Amount occurs within seven years of a “material change,” we will retest your Policy for compliance as of the date of the “material change.” Failure to comply in either case would result in the Policy’s classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.
The rules relating to whether a Policy will be treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause your Policy to be treated as a MEC.
Exchanges. Section 1035 of the Code provides that no gain or loss will be recognized on the exchange of one life insurance contract for another. Generally, a life insurance contract issued in an exchange for another life insurance contract is treated for purposes of qualification under section 7702 of the Code as a new issue as of the date of the exchange. A contract's status as a MEC cannot be changed as a result of an exchange. A MEC includes any life insurance contract that is received in exchange for a MEC.
Distributions
Distributions Under a Policy That Is Not a MEC. If your Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the “investment in the contract,” and then as a distribution of taxable income to the extent the distribution exceeds the “investment in the contract.” An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change that reduces benefits under the Policy that are made for purposes of maintaining compliance with section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in section 7702.
If your Policy is not a MEC, Policy loans and loans secured by the Policy are generally not treated as distributions. Such loans are instead generally treated as your indebtedness.
Finally, if your Policy is not a MEC, distributions (including distributions upon surrender), Policy loans and loans secured by the Policy are not subject to the ten percent additional tax applicable to distributions from a MEC.
Distributions Under Modified Endowment Contracts. If treated as a MEC, your Policy will be subject to the following tax rules:
•First, partial withdrawals are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess (if any) of your Account Value immediately before the distribution over the “investment in the contract” at the time of the distribution.
•Second, Policy loans and loans secured by a Policy are treated as partial withdrawals and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.
•Third, a ten percent additional penalty tax is imposed on that portion of any distribution (including distributions upon surrender), Policy loans, or loans secured by a Policy, that is included in income, except where the distribution or loan is made to a taxpayer that is a natural person, and:
38

1.
is made when the taxpayer is age 59 1∕2 or older;
2.
is attributable to the taxpayer becoming disabled; or
3.
is part of a series of substantially equal periodic payments (not less frequently than annually) for the duration of the taxpayer’s life (or life expectancy) or for the duration of the longer of the taxpayer’s or the Beneficiary’s life (or life expectancies).
Multiple Policies. All MECs issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a Policy distribution that is taxable to you.
Treatment When Insured Reaches Attained Age 121. As described above, when the Insured reaches Attained Age 121, we will issue you a “paid-up” life insurance Policy. We believe that the paid-up life insurance Policy will continue to qualify as a “life insurance contract” under the Code. However, there is some uncertainty regarding this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Cash Surrender Value in the year in which the Insured attains age 121 and would realize taxable income at that time, even if the Death Benefit Proceeds were not distributed at that time. In addition, any outstanding Policy Debt will be repaid at that time. This repayment may be treated as a taxable distribution to you, if your contract is not a MEC.
The IRS has issued Revenue Procedure 2018-20 providing a safe harbor concerning the application of Sections 7702 and 7702A to life insurance contracts that have mortality guarantees based on the 2001 CSO Table and which may continue in force after an insured attains age 100. If a contract satisfies all the requirements of Sections 7702 and 7702A using all of the Age 100 Safe Harbor Testing Method requirements set forth in Rev. Proc. 2018-20, the IRS will not challenge the qualification of that contract under Sections 7702 and 7702A. Rev. Proc. 2018-20 also states that “No adverse inference should be drawn with respect to the qualification of a contract as a life insurance contract under §7702, or its status as not a MEC under §7702A, merely by reason of a failure to satisfy all of the requirements of the Age 100 Safe Harbor.”
Federal Income Tax Withholding. We are required to withhold 10% on that portion of a Policy distribution that is taxable, unless you direct us in writing not to do so at or before the time of the Policy distribution. As the Owner you are responsible for the payment of any taxes and early distribution penalties that may be due on Policy distributions. We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
Actions to Ensure Compliance with the Tax Law. We believe that the maximum amount of Premiums we intend to permit for the Policies will comply with the Code definition of a “life insurance contract.” We will monitor the amount of your Premiums, and, if you pay a Premium during a Policy Year that exceeds those permitted by the Code, we will promptly refund the Premium or a portion of the Premium before any allocation to the Funds. We reserve the right to increase the death benefit (which may result in larger charges under a Policy) or to take any other action deemed necessary to ensure the compliance of the Policy with the federal tax definition of a life insurance contract.
Trade or Business Entity Owns or Is Directly or Indirectly a Beneficiary of the Policy. Where a Policy is owned by other than a natural person, the Owner’s ability to deduct interest on business borrowing unrelated to the Policy can be impacted as a result of its ownership of cash value life insurance. No deduction will be allowed for a portion of a taxpayer’s otherwise deductible interest expense unless the Policy covers only one individual, and such individual is, at the time first covered by the Policy, a 20 percent owner of the trade or business entity that owns the Policy, or an officer, director, or employee of such trade or business.
Although this limitation generally does not apply to Policies held by natural persons, if a trade or business (other than one carried on as a sole proprietorship) is directly or indirectly the Beneficiary under a Policy (e.g., pursuant to a split-dollar agreement), the Policy will be treated as held by such trade or business. The effect will be that a portion of the trade or business entity’s deduction for its interest expenses will be disallowed unless the above exception for a 20 percent owner, employee, officer or director applies.
The portion of the entity’s interest deduction that is disallowed will generally be a pro rata amount which bears the same ratio to such interest expense as the taxpayer’s average unborrowed cash value bears to the sum of the taxpayer’s average unborrowed cash value and average adjusted bases of all other assets. Any corporate or business use of the life insurance should be carefully reviewed by your tax adviser with attention to these rules as well as any other rules and possible tax law changes that could occur with respect to corporate-owned life insurance.
39

In Revenue Ruling 2011-9, the IRS held that the status of an insured as an employee “at the time first covered” for purposes of Section 264(f) does not carry over from a contract given up in a Section 1035 tax-free exchange to a contract received in such an exchange. Therefore, the pro rata interest expense disallowance exception of Section 264(f)(4) does not apply to new Policies received in Section 1035 tax-free exchanges unless such Policies also qualify for the exception provided by Section 264(f)(4) of the Code.
Employer-Owned Life Insurance. Section 101(j) of the Code denies the tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the “amount received under the contract” to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisers regarding the applicability of the new legislation to the proposed purchase.
Split Dollar Life Insurance. A tax adviser should also be consulted with respect to the split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.
Other Employee Benefit Programs. Complex rules may apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. These Policy owners also must consider whether the Policy was applied for by, or issued to, a person having an insurable interest under applicable state law, as the lack of insurable interest may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the Beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult your legal adviser.
Policy Loan Interest. Generally, no tax deduction is allowed for interest paid or accrued on any indebtedness under a Policy.
Change of Insured Rider. The Company makes no representations concerning the tax effects of the change of insured rider. Owners are responsible for seeking tax counsel regarding the tax effects of the Rider. The Company reserves the right to refund cash value exceeding allowable limits for tax exempt purposes, or that would be charged as current interest income to Owners.
Investment Income Surtax. Taxable distributions from life insurance policies are considered “investment income” for purposes of the investment income surtax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). The IRS has issued regulations that treat taxable distributions from life insurance policies as “Net investment income.” Please discuss the impact of the Investment Income Surtax on you with a competent tax advisor.
Our Taxes. We are taxed as a life insurance company under part I of subchapter L of the Code. The operations of the Series Account are taxed as part of our operations. Investment income and realized capital gains are not taxed to the extent that they are applied under the Policies. As a result of the Tax Cuts and Jobs Act of 2017, we are generally required to capitalize and amortize certain Policy acquisition expenses over a fifteen year period rather than currently deducting such expenses. This so-called “deferred acquisition cost” tax (“DAC tax”) applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for Great-West. We reserve the right to adjust the amount of a charge to Premium to compensate us for these anticipated higher corporate income taxes.
A portion of the expense charges applied to Premium is used to offset the federal, state or local taxes that we incur which are attributable to the Series Account or the Policy. We reserve the right to adjust the amount of this charge.
Summary
•We do not make any guarantees about the Policy’s tax status.
•We believe the Policy will be treated as a life insurance contract under federal tax laws.
•Death benefits generally are not subject to federal income tax.
•Investment gains are normally not taxed unless distributed to you before the Insured dies.
•If you pay more Premiums than permitted under the seven-pay test, your Policy will be a MEC.
40

•If your Policy becomes a MEC, partial withdrawals, Policy loans and surrenders may incur taxes and tax penalties.
Corporate Tax Shelter Requirements
The Company does not believe that any purchase of a Policy by an Owner pursuant to this offering will be subject to the tax shelter registration, customer list or reporting requirements under the Code and implementing regulations. All Owners that are corporations are advised to consult with their own tax and/or legal counsel and advisers, to make their own determination as to the applicability of the disclosure requirements of IRC § 6011 and Treas. Reg. Section 1.6011-4 to their federal income tax returns.
Legal Proceedings
There are no pending legal proceedings that would have an adverse material effect on the Series Account or on IDI. Great-West is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.
Legal Matters
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
The law firm of Carlton Fields, P.A., 1025 Thomas Jefferson St., N.W., Suite 400 West, Washington, D.C. 20007-5208, serves as special counsel to Great-West with regard to the federal securities laws.
Cyber Security Risks
Because our variable life insurance contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks, and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Owner information, and unintentional events and occurrences. Such system failures, cyber-attacks, and similar incidents or events affecting us, the Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Policy value. For instance, system failures, cyber-attacks, and similar incidents or events may interfere with our processing of Policy transactions, including the processing of Transfer Requests from our website or with the Funds, impact our ability to calculate Unit Values, cause the release, loss, and possible destruction of confidential owner or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and sophistication and activities of hackers and others continue to pose new and significant cyber security threats. While there can be no assurance that we or the Funds or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Policy due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of life insurance policies) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your policy and other information on file with us up to date, including the names, contact information, and identifying information for owners, beneficiaries, and other payees. Such updates should be communicated by writing to the Company at 8515 E. Orchard Road, 9T2, Greenwood Village, CO 80111, by calling 888-353-2654, by sending an email to gwexecbenefits@greatwest.com or via the web at www.greatwest.com/executivebenefits.
41

Financial Statements
Great-West’s financial statements, which are included in the Statement of Additional Information (“SAI”), should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Series Account.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditors
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
42

Appendix A – Glossary of Terms
Unless otherwise defined in this prospectus, capitalized terms shall have the meaning set forth below.
Account Value – The sum of the value of your interests in the Divisions, the Fixed Account and the Loan Account. This amount reflects: (1) the Premiums you pay; (2) the investment performance of the Divisions you select; (3) any Policy loans or partial withdrawals; (4) your Loan Account balance; and (5) the charges we deduct under the Policy.
Attained Age – The age of the Insured, nearest birthday, as of the Policy Date and each Policy Anniversary thereafter.
Beneficiary – The person(s) named by the Owner to receive the Death Benefit Proceeds upon the death of the Insured.
Business Day – Any day that we are open for business. We are open for business every day that the NYSE is open for trading.
Cash Surrender Value – is equal to:
(a)
 Account Value on the effective date of the surrender; less
(b)
 outstanding Policy loans and accrued loan interest, if any; less
(c)
 any monthly cost of insurance charges.
Corporate Headquarters – Great-West Life & Annuity Insurance Company, 8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (303) 737-3000, or such other address as we may hereafter specify to you by written notice.
Death Benefit Proceeds – The amount determined in accordance with the terms of the Policy which is payable at the death of the Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt, and increased by the amounts payable under any supplemental benefits.
Divisions – Divisions into which the assets of the Series Account are divided, each of which corresponds to and contains shares of a Fund. Divisions may also be referred to as “investment divisions” or “Sub-Accounts” in the prospectus, SAI or Series Account financial statements.
Due Proof – Such evidence as we may reasonably require in order to establish that Death Benefit Proceeds are due and payable.
Effective Date – The date on which the first Premium payment is credited to the Policy.
Evidence of Insurability – Information about an Insured that is used to approve or reinstate this Policy or any additional benefit.
Fixed Account – A division of our General Account that provides a fixed interest rate. This account is not part of and does not depend on the investment performance of the Sub-Accounts. The Fixed Account is not an available option for Pre-2009 Policies.
Fund – An underlying mutual fund in which a Division invests. Each Fund is an investment company registered with the SEC or a separate investment series of a registered investment company.
General Account – All of our assets other than those held in a separate investment account.
Initial Premium – The initial Premium amount specified in a Policy.
Insured – The person whose life is insured under the Policy.
Issue Age – The Insured’s age as of the Insured’s birthday nearest the Policy Date.
Issue Date – The date on which we issue a Policy.
Loan Account – All outstanding loans plus credited loan interest held in the General Account of the Company. The Loan Account is not part of the Series Account.
A-1

Loan Account Value – The sum of all outstanding loans plus credited loan interest for this Policy.
MEC – Modified Endowment Contract. For more information regarding MECs, see “Modified Endowment Contracts” above.
NYSE – New York Stock Exchange.
Owner – The person(s) named in the application who is entitled to exercise all rights and privileges under the Policy, while the Insured is living. The purchaser of the Policy will be the Owner unless otherwise indicated in the application.
Policy Anniversary – The same day in each succeeding year as the day of the year corresponding to the Policy Date.
Policy Date – The effective date of coverage under this Policy. The Policy Months, Policy Years and Policy Anniversaries are measured from the Policy Date.
Policy Debt – The principal amount of any outstanding loan against the Policy plus accrued but unpaid interest on such loan.
Policy Month – The one-month period commencing on the same day of the month as the Policy Date.
Policy Year – The one-year period commencing on the Policy Date or any Policy Anniversary and ending on the next Policy Anniversary.
Pre-2009 Policy – A Policy issued before January 1, 2009. Owners of a Pre-2009 Policy may continue to make additional premium payments. For information about how the Pre-2009 Policy differs from the Policy that we offer until April 30, 2011, please see Appendix B.
Premiums – Amounts received and allocated to the Sub-Account(s) prior to any deductions.
Request – Any instruction in a form, written, telephoned or computerized, satisfactory to the Company and received in good order at the Corporate Headquarters from the Owner or the Owner’s assignee (as specified in a form acceptable to the Company) or the Beneficiary, (as applicable) as required by any provision of this Policy or as required by the Company. The Request is subject to any action taken or payment made by the Company before it was processed.
SEC – The United States Securities and Exchange Commission.
Series Account – The segregated investment account established by the Company as a separate account under Colorado law named the COLI VUL-2 Series Account. It is registered as a unit investment trust under the 1940 Act.
Sub-Account – Sub-division(s) of the Owner’s Account Value containing the value credited to the Owner from the Series Account. Sub-Accounts may also be referred to as “investment divisions” or “Divisions” in the prospectus, SAI or Series Account financial statements.
Surrender Benefit – Account Value less any outstanding Policy loans and less accrued loan interest.
Total Face Amount – The amount of life insurance coverage you request as specified in your Policy.
Transaction Date – The date on which any Premium payment or Request from the Owner will be processed by the Company. Premium payments and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next Business Day. Requests will be processed and the Sub-Account value will be valued on the day that the Premium payments or Request is received and the NYSE is open for trading.
Transfer – The moving of money from one or more Division(s) or the Fixed Account to one or more Division(s) or the Fixed Account.
Unit – An accounting unit of measurement that we use to calculate the value of each Division.
Unit Value – The value of each Unit in a Division.
A-2

Valuation Date – The date on which the net asset value of each Fund is determined. A Valuation Date is each day that the NYSE is open for regular business. The value of a Division’s assets is determined at the end of each Valuation Date (generally 4:00 p.m. EST/EDT). To determine the value of an asset on a day that is not a Valuation Date, the value of that asset as of the end of the previous Valuation Date will be used.
Valuation Period – The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Value for each Valuation Date as of the close of the NYSE (generally 4:00 p.m. EST/EDT) on that Valuation Date.
A-3

Appendix B
Information About How a Pre-2009 Policy and Optional Term Insurance Rider (Issued Prior to January 1, 2009) Differs from the Policy and Optional Rider that We Issued until April 30, 2011
Prior to January 1, 2009, we issued and earlier version of this Policy (the “Pre-2009 Policy”). The Pre-2009 Policy is no longer offered for sale. However, many Pre-2009 Policies remain outstanding and most of the information in the prospectus is applicable. However, this Appendix B explains the differences between the Pre-2009 Policy from the description in the rest of the prospectus, which describes Policies we issued until April 30, 2011. If you own a Pre-2009 (issued prior to January 1, 2009), you should read this Appendix B for information as to your Pre-2009 Policy differs from the Policy described in the rest of the prospectus.
1.
 Different Cost of Insurance Charge Amounts
Certain information as to how we calculate the cost of insurance changes for the Policy we issued until April 30, 2011 is set forth under “Monthly Risk Rates” in this prospectus. That discussion applies to the Pre-2009 policy with one exception. References to the 2001 Commissioner’s Standard Ordinary, Age Nearest Birthday, Male/Female, Smoker/Non-Smoker Ultimate Mortality Table do not apply to the Pre-2009 Policy. Instead, these statements would refer to the 1980 Commissioner’s Standard Ordinary, Age Nearest Birthday, Male/Female, Smoker/Non-Smoker Ultimate Mortality Table.
The cost of insurance charges under the Pre-2009 Policy differ from those charged under the Policy issued on or after January 1, 2009 as provided in the tables below. Specifically, under the Pre-2009 Policy the minimum cost of insurance charge is $.08 per $1000 and under a Policy issued on or after January 1, 2009, the minimum cost of insurance charge is $.02 per $1000.
2.
 Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Pre-2009 Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Pre-2009 Policy, surrender the Pre-2009 Policy, or Transfer cash value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (per $1000 Net Amount at Risk)1
Minimum & Maximum Cost of Insurance Charge	Monthly	Guaranteed: Minimum: $0.08 per $1000 Maximum: $83.33 per $1000
Cost of Insurance Charge for a 46- year old Male Non- Smoker, $550,000 Face Amount, Option 1 (Level Death)	Monthly	Guaranteed: $0.41 per $1000
Mortality and Expense Risk Charge2	Monthly	Guaranteed: 0.90% annually Current: 0.40% for Policy Years 1-5, 0.25% for Policy Years 6-20, and 0.10% thereafter
Service Charge	Monthly	Maximum: $15/month Current: $10.00/month Policy Years 1-3 and $7.50/month, Policy Years 4+

Supplemental Benefit Charges
Currently, we are offering the following supplemental optional riders. The charges for the rider you select are deducted monthly from your Account Value as part of the Monthly Deduction described in “Charges and Deductions” below. The benefits provided under each rider are summarized in “Other Provisions and Benefits” below.

Change of Insured Rider*	Upon change of Insured	Minimum: $100 per change Maximum: $400 per change
Change of Insured Rider for a 46-year old Male Non- Smoker, $550,000 Face Amount, Option 1 (Level Death)*		$400 per change
Term Life Insurance Rider	Monthly	Guaranteed: Minimum COI: $0.08 per $1000 Maximum COI: $83.33 per $1000
Term Life Insurance Rider for a 46-year old Male Non- Smoker, $550,000 Face Amount, Option 1 (Level Death)	Monthly	Guaranteed: $0.41 per $1000
*
 Not available to individual Owners.
3.
 Paid-Up Life Insurance
For the Pre-2009 Policy, if the Insured reached Attained Age 100 and the Policy is in force, the Account Value, less Policy Debt, will be applied as a single Premium to purchase “paid-up” insurance. This is different from the age disclosed in this prospectus.
4.
 Term Life Insurance Rider
For the Pre-2009 Policy, the rider is renewable annually until the Insured’s Attained Age 100. This is different from the age disclosed in the “Term Life Insurance Rider” section of this prospectus for the Policy that we issued until April 30, 2011. In addition, the cost of insurance charges under the Pre-2009 Policy Term Life Insurance Rider differ from those charged under the Term Life Insurance Rider issued on or after January 1, 2009 as provided in the table above. Specifically, under the Pre-2009 Policy Term Life Insurance Rider, the minimum cost of insurance charge is $.08 per $1000 and under a Term Life Insurance Rider issued on or after January 1, 2009, the minimum cost of insurance charge is $.02 per $1000.
5.
 Fixed Account
For the Pre-2009 Policy, the Fixed Account is not an available investment option.
6.
 Definition of Account Value
Because the Fixed Account is not an option for Pre-2009 Policies, the term of Account Value is defined as “the sum of the value of your interests in the Divisions and the Loan Account. This amount reflects: (1) the Premiums you pay; (2) the investment performance of the Divisions you select; (3) any Policy loans or partial withdrawals; (4) your Loan Account balance; and (5) the charges we deduct under the Policy.”

The SAI is a document that includes additional information about the Series Account, including the financial statements of both Great-West and the Series Account. The SAI is incorporated by reference as a matter of law into the prospectus, which means that it is legally part of the prospectus. The SAI is available upon request, without charge. To request the SAI or other information about the Policy, or to make any inquiries about the Policy, contact Great-West toll-free at 888-353-2654 or via email at www.greatwest.com/executivebenefits. Reports and other information about the Series Account are available on the SEC’s website at www.sec.gov.
Investment Company Act File No. 811-09201

COLI VUL-2 SERIES ACCOUNT
Flexible Premium Variable
Universal Life Insurance Policies
Issued by:
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus. It contains information in addition to the information in the prospectus for the Policy. The prospectus for the Policy, which we may amend from time to time, contains the basic information you should know before purchasing a Policy. This Statement of Additional Information should be read in conjunction with the prospectus, dated May 10, 2021, which is available without charge by contacting Great-West Life & Annuity Insurance Company at (888) 353-2654 or via e-mail at www.greatwest.com/executivebenefits.
May 10, 2021
i

Page
General Information and History of Great-West and the Series Account
State Regulation
Underwriters
Underwriting Procedures
Illustrations
Financial Statements
ii

General Information and History of Great-West and the Series Account
Great-West Life & Annuity Insurance Company (“Great-West,” the “Company,” “we” or “us”) is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in February 1982. In September 1990, we redomesticated under the laws of Colorado.
We are authorized to do business in forty-nine states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam. We issue individual and group life insurance policies and annuity contracts and accident and health insurance policies.
Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
On June 3, 2019, Great-West entered into an indemnity reinsurance agreement (the “Agreement”) with Protective Life Insurance Company (“Protective”) to indemnify and reinsure the obligations of Great-West under substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Policy.
Under the Agreement, as of October 5, 2020, Protective will provide administration and customer service for this Policy in accordance with the terms and conditions of the Policy. Great-West will continue its present role as the issuer of your Policy, and will remain responsible for the administration and customer service of the Policy. All of your rights and benefits under your Policy and Great-West’s obligations under the Policy remain unchanged.
We established the COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) in accordance with Colorado law on November 25, 1997. The Series Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.
State Regulation
We are subject to the laws of Colorado governing life insurance companies and to regulation by Colorado’s Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of all the jurisdictions in which we are authorized to do business.
We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditors
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Underwriters
Prior to October 5, 2020, the offering of the Policy was made on a continuous basis by GWFS Equities, Inc. (“GWFS Equities”), an indirect wholly owned subsidiary of Great-West, whose principal business address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. GWFS Equities is registered with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”) as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).
1

Effective October 5, 2020, the offering of the Policy is made on a continuous basis by Investment Distributors, Inc. (“IDI”), a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI is a Tennessee corporation and was established in 1993. IDI’s home office shares the same address as Protective Life at 2801 Highway 280 South, Birmingham, Alabama 35223. IDI is registered with the SEC under the Exchange Act as a broker-dealer and is a member firm of FINRA.
GWFS Equities and IDI have received no underwriting commissions in connection with this offeringin each of the last three fiscal years.
Licensed insurance agents will sell the Policy in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Exchange Act, which are members of FINRA and which have entered into selling agreements with GWFS Equities and IDI. GWFS Equities also acts as the general distributor of certain annuity contracts issued by us. The maximum sales commission payable to our agents, independent registered insurance agents and other registered broker-dealers is 25% of Premium. In addition, asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if: (i) a Policy terminates prior to the second Policy Anniversary; or (ii) a Policy is surrendered for the Surrender Benefit within the first six Policy Years and applicable state insurance law permits a return of expense charge.
Underwriting Procedures
We will issue on a fully underwritten basis applicants up to 300% of our standard current mortality assumptions. We will issue on a simplified basis based on case characteristics, such as required Policy size, average age of group and the industry of the group using our standard mortality assumptions. We will issue on a guaranteed basis for larger groups based on case characteristics such as the size of the group, Policy size, average age of group, industry, and group location.
Illustrations
Upon Request, we will provide you an illustration of Cash Surrender Value, Account Value and death benefits. The first illustration you Request during a Policy Year will be provided to you free of charge. Thereafter, each additional illustration Requested during the same Policy Year will be provided to you for a nominal fee not to exceed $50.
Financial Statements
The financial statements of Great-West as contained herein should be considered only as bearing upon Great-West’s ability to meet its obligations under the Policies, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Policies are affected solely by the investment results of the Series Account. The financial statements of the Series Account are also included herein.
2

AUDITED FINANCIAL REPORT

Great-West Life & Annuity Audited Annual Statutory Report

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019 and

Related Statutory Statements of Operations

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

2

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying statutory-basis financial statements of Great-West Life & Annuity Insurance Company (the “Company”) (a wholly-owned subsidiary of GWL&A Financial Inc.), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting

3

principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

The Company engages in various related-party transaction with affiliates under common control as discussed in Note 1 to the statutory financial statements. The accompanying statutory financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 1, 2021

We have served as the Company’s auditor since 1981

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Admitted assets:

Cash and invested assets:

Bonds	$25,712,083	$13,803,525

Preferred stock	119,687	—

Common stock	223,883	144,888

Mortgage loans (net of allowances of $745 and $745)	4,123,666	2,692,690

Real estate occupied by the company	41,951	43,283

Real estate held for the production of income	1,825	1,365

Contract loans	3,874,206	3,995,291

Cash, cash equivalents and short-term investments	3,470,914	818,328

Securities lending collateral assets	206,811	303,282

Other invested assets	750,477	402,891

Total cash and invested assets	38,525,503	22,205,543

Investment income due and accrued	267,276	192,278

Premiums deferred and uncollected	16,256	15,199

Reinsurance recoverable	80,249	37,806

Funds held or deposited with reinsured companies	6,760,741	—

Current federal income taxes recoverable	70,655	44,457

Deferred income taxes	125,959	97,203

Due from parent, subsidiaries and affiliates	94,584	63,595

Other assets	669,038	490,832

Assets from separate accounts	28,455,204	25,634,438

Total admitted assets	$75,065,465	$48,781,351

See notes to statutory financial statements.	Continued

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$36,087,118	$19,638,498

Liability for deposit-type contracts	5,215,962	60,296

Life and accident and health policy and contract claims	65,785	44,258

Provision for policyholders’ dividends	18,324	24,111

Liability for premiums received in advance	2	2

Unearned investment income	121	59

Asset valuation reserve	202,003	194,032

Interest maintenance reserve	678,773	(2,006)

Due to parent, subsidiaries and affiliates	16,578	77,613

Commercial paper	98,983	99,900

Payable under securities lending agreements	206,811	303,282

Other liabilities	1,858,504	1,265,123

Liabilities from separate accounts	28,455,194	25,634,428

Total liabilities	72,904,158	47,339,596

Commitments and contingencies (see Note 20)

Capital and surplus:

Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—

Common stock, $1 par value; 50,000,000 shares authorized; 16,859,018 shares issued and outstanding	16,859	7,320

Surplus notes	921,980	395,811

Gross paid in and contributed surplus	3,782,019	714,300

Unassigned funds	(2,559,551)	324,324

Total capital and surplus	2,161,307	1,441,755

Total liabilities, capital and surplus	$75,065,465	$48,781,351

See notes to statutory financial statements.	Concluded

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Income:

Premium income and annuity consideration	$12,831,872	$(5,366,421)	$7,592,609

Net investment income	948,344	1,099,451	1,307,387

Amortization of interest maintenance reserve	39,141	8,280	24,863

Commission and expense allowances on reinsurance ceded	172,698	265,105	5,211

Fee income from separate accounts	62,302	101,629	160,573

Reserve adjustment on reinsurance ceded	7,157,573	(592,883)	(1,975,763)

Miscellaneous income	41,467	267,637	250,272

Total income	21,253,397	(4,217,202)	7,365,152

Expenses:

Death benefits	92,253	204,509	380,057

Annuity benefits	95,252	155,286	228,530

Disability benefits and benefits under accident and health policies	76	17,762	41,719

Surrender benefits	3,842,313	4,403,521	5,895,938

Increase (decrease) in aggregate reserves for life and accident and health policies and contracts	16,448,620	(8,139,385)	917,510

Other benefits	8,722	6,208	10,528

Total benefits	20,487,236	(3,352,099)	7,474,282

Commissions	2,222,528	162,942	196,489

Other insurance expenses	371,028	496,310	488,250

Net transfers from separate accounts	(809,028)	(1,328,143)	(1,112,465)

Interest maintenance reserve reinsurance activity	661,450	(512,033)	—

Total benefit and expenses	22,933,214	(4,533,023)	7,046,556

Net (loss) gain from operations before dividends to policyholders, federal income taxes and realized capital gains (losses)	(1,679,817)	315,821	318,596

Dividends to policyholders	18,497	23,461	31,276

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized capital gains (losses)	(1,698,314)	292,360	287,320

Federal income tax (benefit) expense	(20,260)	(98,467)	(17,604)

Net (loss) gain from operations before net realized capital gains (losses)	(1,678,054)	390,827	304,924

Net realized capital (losses) gains less capital gains tax and transfers to interest maintenance reserve	(16,958)	(8,022)	10,576

Net (loss) income	$(1,695,012)	$382,805	$315,500

See notes to statutory financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Capital and surplus, beginning of year	$1,441,755	$1,326,919	$1,129,509

Net (loss) income	(1,695,012)	382,805	315,500

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Change in net unrealized capital (losses) gains, net of income taxes	(288,936)	57,398	(11,491)

Change in minimum pension liability, net of income taxes	(1,589)	(4,209)	3,824

Change in asset valuation reserve	(7,971)	10,360	(846)

Change in non-admitted assets	(708,501)	92,424	28,921

Change in net deferred income taxes	256,714	(129,400)	(40,732)

Capital paid-in	9,539	—	—

Surplus paid-in	3,067,719	4,029	4,093

Change in surplus as a result of reinsurance	(83,521)	537,566	—

Change in capital and surplus as a result of separate accounts	—	(428)	(208)

Change in unrealized foreign exchange capital gains (losses)	2,693	(20)	(1,125)

Change in surplus notes	526,169	(195,888)	51,769

Net change in capital and surplus for the year	719,552	114,836	197,410

Capital and surplus, end of year	$2,161,307	$1,441,755	$1,326,919

See notes to statutory financial statements.

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Operating activities:

Premium income, net of reinsurance	$6,588,902	$3,654,066	$5,352,630

Investment income received, net of investment expenses paid	809,931	962,732	1,136,338

Other miscellaneous income received	59,348	577,059	160,008

Benefit and loss related payments, net of reinsurance	(3,803,044)	(4,542,350)	(6,417,233)

Net transfers from separate accounts	816,837	1,375,094	1,097,423

Commissions, other expenses and taxes paid	(2,758,668)	(526,161)	(644,838)

Dividends paid to policyholders	(24,228)	(30,537)	(38,959)

Federal income taxes (paid) received, net	(18,530)	5,267	(38,241)

Net cash provided by operating activities	1,670,548	1,475,170	607,128

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	2,794,468	2,430,562	3,351,579

Stocks	53	19,187	3,704

Mortgage loans	295,116	343,441	357,545

Other invested assets	38,065	19,597	25,233

Net gains on cash, cash equivalents and short-term investments	83	5	—

Miscellaneous proceeds	544,448	24,100	22,212

Cost of investments acquired:

Bonds	(6,396,829)	(2,770,357)	(3,398,701)

Stocks	(221,630)	(3,585)	(38,742)

Mortgage loans	(89,330)	(114,542)	(697,245)

Real estate	(2,724)	(9,052)	(4,319)

Other invested assets	(905,616)	(46,617)	(36,870)

Miscellaneous applications	(274,834)	—	(39,654)

Net change in contract loans and premium notes	127,912	(3,120)	(1,355)

Net cash used in investing activities	(4,090,818)	(110,381)	(456,613)

Financing and miscellaneous activities:

Surplus notes	527,500	(195,000)	51,410

Capital and paid in surplus	3,076,665	3,130	3,325

Deposit-type contracts, net	1,963,991	(5,399)	(18,908)

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Funds (repaid) borrowed, net	(916)	1,041	(1,027)

Other	(136,621)	60,135	(45,670)

Net cash provided by (used in) financing and miscellaneous activities	5,072,867	(775,894)	(163,165)

Net increase (decrease) in cash, cash equivalents and short-term investments and restricted cash	2,652,597	588,895	(12,650)

Cash, cash equivalents and short-term investments and restricted cash:

Beginning of year	818,329	229,434	242,084

End of year	$3,470,926	$818,329	$229,434

The cash, cash equivalents and short-term investments and restricted cash balance includes $12 and $1 of restricted cash as of December 31, 2020 and 2019, respectively, which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Non-cash investing and financing transactions during the year:

Share-based compensation expense	$593	$899	$768

Fair value of assets acquired in settlement of bonds	—	—	28,815

In 2020, non-cash transfers of $9,848 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $8,938 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 9 for further information on the MassMutual and Protective transactions.

See notes to statutory financial statements.	Concluded

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the “Company” or “GWL&A”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance (“Division”).

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 9 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the “Protective transaction”), of substantially all of its individual life insurance and annuity business to Protective Life Insurance Company (“Protective”) who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company retained a block of life insurance, predominantly participating policies which are now administered by Protective, as well as a closed reinsurance acquired block. Post-transaction, the Company focuses on the defined contribution retirement and asset management markets. See Note 9 for further discussion of the Protective transaction.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company’s statutory financial statements as compared to NAIC SAP or the Division’s prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value. Under GAAP, redeemable preferred stocks are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is generally designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Under GAAP, these transactions are recorded as forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•

For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

•

For statutory purchases, the excess of the cost of acquiring an entity over the Company’s share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. For statutory mergers, no acquisition is recognized because it

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

is accomplished without exchanging resources. As such, the recorded assets, liabilities, and surplus of the acquired company (adjusted to conform to statutory accounting principles) will be carried forward into the combined company. Under GAAP in a business combination, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite-lived intangible assets are amortized over their estimated useful lives under GAAP.

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•	Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•

For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

derivatives in the absence of quoted market values, impairment of investments and derivatives, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Impact of COVID-19 on significant judgments, estimates and assumptions

Beginning in January 2020, the outbreak of a virus known as COVID-19 and ensuing global pandemic have resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and significant market uncertainty. In the first quarter of 2020, global financial markets experienced material and rapid declines and significant volatility; however, following March 31, 2020, the markets have experienced recoveries. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 pandemic continues to be unknown at this time, as is the efficacy of the government and central bank interventions. The results of the Company reflect management’s judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

•

Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•

Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs,

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

•

Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share (“NAV”) as a practical expedient to fair value. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity’s operations.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value.

•

Common stocks, other than stocks of subsidiaries and stocks of the Federal Home Loan Bank (“FHLB”), are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Common stocks of the FHLB are reported at cost. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

Investments in subsidiaries are carried on the equity basis with unrealized changes in value recorded in surplus and dividends received recorded in investment income.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•

The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short-term investments.

Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company’s behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or repledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds or short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

○	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

○

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain “embedded” derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company’s adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2020, 2019 and 2018.

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserved ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2020, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 23% equity, 42% fixed income, 32% cash and short terms, and 3% other. At December 31, 2019, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 9% equity, 34% fixed income, and 57% cash and short terms.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company adopted this standard on January 1, 2020, which did not have a material effect on the Company’s financial statements.

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The Company early adopted this revision and the adoption of this standard did not have a material effect on the Company’s financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

On January 1, 2020, the Company and its subsidiaries implemented an organizational change to simplify its corporate structure and affiliated transactions. The transaction included the following changes impacting the Company:

•	Substantially all employees of GWL&A and its other subsidiaries were transferred to the Empower.

•	Empower assumed all recordkeeping related revenues either by direct assignment of contracts or through a transition services agreement between Empower, GWL&A, and GWL&A’s subsidiaries.

•	Substantially all vendor contracts were assigned to Empower.

•	Empower entered into an administrative services agreement whereby it provides corporate and other shared services to GWL&A and its affiliates and is reimbursed for expenses incurred.

•

Empower acquired assets and assumed liabilities from GWL&A and GWL&A’s subsidiaries including furniture, equipment, and software, deferred contract costs, certain other current assets including prepaid assets, and certain other liabilities including employee-related benefit and payroll liabilities and GWL&A’s post-retirement medical plan. The assets acquired and liabilities assumed by Empower were settled in cash based on their value under International Financial Reporting Standards (“IFRS”). Any differences between the value of the assets and liabilities on an IFRS basis and a Statutory basis were settled by dividends or capital contributions between entities.

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

		Year Ended December 31,			Financial
Description	Related party	2020	2019	2018	statement line

Provides corporate support service	Insurance affiliates: Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”)(1),The Canada Life Assurance Company (“CLAC”)(2) and Great-West Life Assurance Company (“Great-West Life”)(2)	$(14,626)	$(23,958)	$(15,522)	Other insurance benefits and expenses
	Non-insurance affiliates: Empower(1), Advised Assets Group, LLC (“AAG”)(1), Great-West Capital Management, LLC (“GWCM”)(1), Great-West Trust Company, LLC (“GWTC”)(1), GWFS Equities, Inc. (“GWFS”)(1),Great-West Financial Retirement Plan Services (“Great-West RPS”)(1) and MAM Holding Inc. (2)	—	(151,179)	(142,424)
	Total	(14,626)	(175,137)	(157,946)

Receives corporate support services	Non-insurance affiliate: Empower(1)	332,652	—	—	Other insurance benefits and expenses
Provides recordkeeping fees under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance affiliate: Empower(1)	(194,795)	—	—	Fee income
Receives commissions under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance and insurance affiliates: Empower(1), GWL&A NY (1)	(77,139)	—	—	Commissions

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds	Non-insurance affiliate: GWFS(1)	7,101	172,702	198,976	Other income

Provides record-keeping services	Non-insurance affiliates: GWTC(1)	—	45,101	38,200	Other income

	Non-insurance related party: Great-West Funds(4)	20,506	61,194	65,281

	Total	20,506	106,295	103,481
Receives record-keeping services	Insurance affiliate: GWL&A NY(1)	(1,460)	(2,328)	(2,551)	Other income
	Non-insurance affiliates: Empower(1)and GWTC(1)	(15,339)	(388,302)	(342,803)
	Total	(16,799)	(390,630)	(345,354)

Receives custodial services	Non-insurance affiliate: GWTC(1)	—	(13,526)	(12,410)	Other income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Non-insurance affiliate: Putnam Investments LLC (“Putnam”) (3)	16,282	9,733	9,140	Other income

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

(4) An open-end management investment company, a related party of GWL&A

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2020, 2019 and 2018, these purchases totaled $330,974, $224,708 and $169,857 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $249,802 and $288,076 at December 31, 2020 and 2019, respectively, which is also included in the assets and liabilities of the general account at those dates.

During June of 2018, the Company invested $35,000 to fund the initial creation of five mutual funds offered by its subsidiary, GWCM. When the funds met certain targets for customer investment, the Company began redeeming its interests. The remaining investments were $17,679 and $15,546 at December 31, 2020 and 2019, respectively.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$46,104	$—

GWFS(1)	On account	On demand	34,743	34,625

CLAC(2)	On account	On demand	—	11,630

GWTC(1)	On account	On demand	290	7,807

AAG(1)	On account	On demand	—	5,141

GWCM(1)	On account	On demand	—	1,610

GWL&A NY(1)	On account	On demand	214	1,470

Great-West RPS(1)	On account	On demand	3	700

Great-West South Carolina (“GWSC”)(1)	On account	On demand	7,351	509

Putnam(3)	On account	On demand	4,951	103

Other related party receivables	On account	On demand	928	—

Total			$94,584	$63,595

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$—	$76,024

CLAC(2)	On account	On demand	683	917

Personal Capital Corporation(1)	On account	On demand	15,473	—

Other related party payables	On account	On demand	422	672

Total			$16,578	$77,613

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

Included in current federal income taxes recoverable at December 31, 2020 and 2019 is $73,029 and $45,900, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received/(paid) cash payments of $12,506, $2,727 and ($42,577) from its subsidiary, GWSC, in 2020, 2019 and 2018 respectively, under the terms of its tax sharing agreement. The amount paid in 2018 is for the utilization of GWSC’s operating loss carryforward amounts which were fully utilized as of that year. Additionally, during the years ended December 31, 2020, 2019 and 2018, the Company received interest income of $1,661, $2,085 and $2,527 respectively, from GWSC relating to the tax sharing agreement.

During the year ended December 31, 2020, the Company received dividends and return of capital of $142,500 and $7,000, respectively, from its subsidiaries, the largest being $61,000 from AAG. During the year ended December 31, 2019, the Company received dividends and return of capital of $108,803 and $12,497, respectively, from its subsidiaries, the largest being $40,000 from Empower. During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680 respectively, from its subsidiaries, the largest being $42,000 from AAG.

During the years ended December 31, 2020 and 2019, the Company paid cash dividends to GWL&A Financial in the amounts of $357,752 and $639,801 respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2020
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$159,577	$1,744	$226	$161,095

All other governments	11,113	—	—	11,113

U.S. states, territories and possessions	654,122	97,055	—	751,177

Political subdivisions of states and territories	378,996	23,006	—	402,002

Industrial and miscellaneous	18,019,556	916,950	13,489	18,923,017

Parent, subsidiaries and affiliates	6,433	—	—	6,433

Hybrid securities	151,305	1,800	9,372	143,733

Loan-backed and structured securities	6,330,981	156,801	12,050	6,475,732

Total bonds	$25,712,083	$1,197,356	$35,137	$26,874,302

	December 31, 2019
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$11,076	$1,446	$—	$12,522

U.S. states, territories and possessions	656,713	85,867	—	742,580

Political subdivisions of states and territories	204,355	18,098	—	222,453

Industrial and miscellaneous	8,024,719	453,056	2,842	8,474,933

Parent, subsidiaries and affiliates	10,810	—	—	10,810

Hybrid securities	165,032	147	14,831	150,348

Loan-backed and structured securities	4,730,820	77,213	11,915	4,796,118

Total bonds	$13,803,525	$635,827	$29,588	$14,409,764

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Book/adjusted carrying value	Fair value

Due in one year or less	$1,359,756	$1,374,606

Due after one year through five years	6,086,988	6,430,238

Due after five years through ten years	8,531,983	8,990,876

Due after ten years	4,257,648	4,458,122

Loan-backed and structured securities	6,330,981	6,475,732

Total bonds	$26,567,356	$27,729,574

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	Years ended December 31,
	2020	2019 2018

Consideration from sales	$15,627,075	$18,741,779	$12,788,008

Gross realized gains from sales	81,504	511,103	32,672

Gross realized losses from sales	7,045	46,129	30,960

At December 31, 2019, consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 9 for additional information).

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$149,402	$226	$—	$—	$149,402	$226

Industrial and miscellaneous	1,216,567	13,291	246,659	12,808	1,463,226	26,099

Hybrid securities	23,981	1,199	77,882	8,173	101,863	9,372

Loan-backed and structured securities	672,983	7,412	314,125	6,800	987,108	14,212

Total bonds	$2,062,933	$22,128	$638,666	$27,781	$2,701,599	$49,909

Total number of securities in an unrealized loss position		168		47		215

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	435,115	2,113	620,988	36,363	1,056,103	38,476

Hybrid securities	12,402	93	116,868	14,739	129,270	14,832

Loan-backed and structured securities	745,246	4,367	585,239	9,796	1,330,485	14,163

Total bonds	$1,192,763	$6,573	$1,323,095	$60,898	$2,515,858	$67,471

Total number of securities in an unrealized loss position		95		102		197

Bonds - Total unrealized losses and OTTI decreased by $17,562, or 26%, from December 31, 2019 to December 31, 2020. The decrease in unrealized losses was in industrial and miscellaneous as well as hybrid securities, and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2020 compared to December 31, 2019. This decrease was offset by increases in the less than twelve month category of all asset categories, and reflects an increase in interest rates during fourth quarter of 2020 resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months decreased by $33,117 from December 31, 2019 to December 31, 2020. Industrial and miscellaneous account for 46%, or $12,808 of the unrealized losses and OTTI greater than twelve months at December 31, 2020. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 24%, or $6,800, of the unrealized losses and OTTI greater than twelve months at December 31, 2020. Of the $6,800 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 94% or $6,412 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 16% and 21% of total invested assets at December 31, 2020 and 2019, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $128,238 and $68,046 as of December 31, 2020 and 2019, respectively. The Company had pledged collateral related to these derivatives of $7,181 and $5,022 as of December 31, 2020 and 2019, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2020 the fair value of assets that could be required to settle the derivatives in a net liability position was $121,057.

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

At December 31, 2020 and 2019, the Company had pledged $7,181 and $5,022, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $54,302 unrestricted cash and securities collateral and $71,130 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2020 and 2019, the Company had pledged U.S. Treasury bills in the amount of $5,334 and $2,331, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments:

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$10,705

Cross-currency swaps	875,569	(4,071)	9,352

Total derivatives designated as hedges	897,869	(4,071)	20,057

Derivatives not designated as hedges:

Interest rate swaps	1,040,944	11,326	11,449

Futures on equity indices	2,957	1,172	1

Interest rate futures	10,500	4,162	—

Interest rate swaptions	174,000	34	34

Cross-currency swaps	541,142	23,084	21,234

Foreign currency forwards	1,510,024	(26)	(26)

Total derivatives not designated as hedges	3,279,567	39,752	32,692

Total cash flow hedges, and derivatives not designated as hedges	$4,177,436	$35,681	$52,749

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

	December 31, 2019
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$8,385

Cross-currency swaps	880,490	35,372	38,370

Total cash flow hedges	902,790	35,372	46,755

Derivatives not designated as hedges:

Interest rate swaps	933,930	2,078	1,487

Futures on equity indices	6,890	545	(17)

Interest rate futures	22,600	1,786	2

Interest rate swaptions	186,550	20	20

Cross-currency swaps	541,142	21,894	20,442

Total derivatives not designated as hedges	1,691,112	26,323	21,934

Total cash flow hedges and derivatives not designated as hedges	$2,593,902	$61,695	$68,689

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

	Net unrealized gain (loss) on derivatives recognized in surplus
	Year Ended December 31,
	2020	2019	2018

Derivatives not designated as hedging instruments:

Interest rate swaps	$7,306	$13,954	$(8,039)

Interest rate swaptions	180	123	198

Futures on equity indices	94	(241)	297

Interest rate futures	6	(132)	159

Cross-currency swaps	(3,975)	(8,396)	32,525

Foreign currency forwards	(20)	—	—

Total	$3,591	$5,308	$25,140

Securities lending

Securities with a cost or amortized cost of $199,546 and $296,583, and estimated fair values of $201,848 and $297,018 were on loan under the program at December 31, 2020 and 2019, respectively.

The following table summarizes securities on loan by category:

	December 31,		December 31,
	2020		2019
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value

Hybrid securities	$—	$—	$2,224	$2,028

Industrial and miscellaneous	78,553	80,855	15,734	16,365

U.S. government	120,993	120,993	278,625	278,625

	$199,546	$201,848	$296,583	$297,018

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $206,811 and $303,282 as collateral at December 31, 2020 and 2019, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Reverse repurchase agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $2,900 and $3,300 at December 31, 2020 and December 31, 2019, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company’s behalf was $2,958 and $3,366 at December 31, 2020 and December 31, 2019, respectively.

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Restricted assets

The following tables summarize investments on deposit or trust accounts controlled by various state insurance departments in accordance with statutory requirements as well as other deposits and collateral pledged by the Company:

	December 31, 2020
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$206,811	$—	$—	$—	$206,811	$303,282	$(96,471)	$—	$206,811	0.27%	0.28%

Subject to reverse repurchase agreements	2,900	—	—	—	2,900	3,300	(400)	—	2,900	0.00%	0.00%

FHLB capital stock	500	—	—	—	500	—	500	—	500	0.00%	0.00%

On deposit with states	4,264	—	—	—	4,264	4,294	(30)	—	4,264	0.01%	0.01%

On deposit with other regulatory bodies	554	—	—	—	554	579	(25)	—	554	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	5,334	—	1,411	—	6,745	2,330	4,415	—	6,745	0.01%	0.01%

Derivative cash collateral	7,181	—	271	—	7,452	5,022	2,430	—	7,452	0.01%	0.01%

Other restricted assets	1,175	—	—	—	1,175	1,218	(43)	—	1,175	0.00%	0.00%

Total Restricted Assets	$228,719	$—	$1,682	$—	$230,401	$320,025	$(89,624)	$—	$230,401	0.30%	0.31%

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$303,282	$—	$—	$—	$303,282	$45,102	$258,180	$—	$303,282	0.62%	0.62%

Subject to reverse repurchase agreements	3,300	—	—	—	3,300	11,200	(7,900)	—	3,300	0.01%	0.01%

Subject to dollar repurchase agreements	—	—	—	—	—	688,765	(688,765)	—	—	0.00%	0.00%

On deposit with states	4,294	—	—	—	4,294	4,443	(149)	—	4,294	0.01%	0.01%

On deposit with other regulatory bodies	579	—	—	—	579	603	(24)	—	579	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	2,330	—	—	—	2,330	8,197	(5,867)	—	2,330	0.01%	0.01%

Other collateral	—	—	—	—	—	5,320	(5,320)	—	—	0.00%	0.00%

Derivative cash collateral	5,022	—	—	—	5,022	30,220	(25,198)	—	5,022	0.01%	0.01%

Other restricted assets	1,218	—	—	—	1,218	1,259	(41)	—	1,218	0.00%	0.00%

Total Restricted Assets	$320,025	$—	$—	$—	$320,025	$795,109	$(475,084)	$—	$320,025	0.66%	0.66%

Net investment income

The following table summarizes net investment income:

	Years Ended December 31,
	2020	2019 2018

Bonds	$474,967	$621,993	$822,645

Preferred stock	3	—	—

Common stock	151	455	221

Mortgage loans	107,249	158,678	169,415

Real estate	28,964	27,577	26,557

Contract loans	197,843	200,298	199,507

Cash, cash equivalents and short-term investments	5,862	16,409	4,749

Derivative instruments	18,840	16,915	16,308

Other invested assets	155,506	121,675	125,821

Miscellaneous	5,303	4,462	1,896

Gross investment income	994,688	1,168,462	1,367,119

Expenses	(46,344)	(69,011)	(59,732)

Net investment income	$948,344	$1,099,451	$1,307,387

The amount of interest incurred and charged to investment expense during the years ended December 31, 2020, 2019 and 2018 was $17,078, $33,188 and $22,070, respectively.

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2020	2019	2018

Net realized capital gains (losses), before federal income tax	$59,961	$574,372	$4,905

Less: Federal income tax	12,592	120,618	1,030

Net realized capital gains (losses), before IMR transfer	47,369	453,754	3,875

Net realized capital gains (losses) transferred to IMR, net of federal income tax of $17,100, $122,750 and ($1,781), respectively	64,327	461,776	(6,701)

Net realized capital gains (losses), net of federal income tax expense (benefit) of ($4,508), ($2,133) and 2,811, respectively, and IMR transfer	$(16,958)	$(8,022)	$10,576

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2020

Reserve as of December 31, 2019	$(7,864)

Transferred into IMR, net of taxes	64,327

IMR reinsurance activity	661,451

Balance before amortization	717,914

Amortization released to Statement of Operations	(39,141)

Reserve as of December 31, 2020	$678,773

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	58%	51%

	Concentration by industry
	December 31,
	2020	2019

Financial services	14%	13%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $4,124,412 and $2,693,435, of which $1,634,389 and $0 were loan participation agreements as of December 31, 2020 and 2019, respectively. These mortgages were current as of December 31, 2020 and 2019.

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 3.50% and 4.70%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 2.45% and 4.05%, respectively.

During 2020 and 2019, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 59% and 64%, respectively.

The balance in the commercial mortgage provision allowance was $745 as of December 31, 2020 and 2019. There was no provision activity for the years ended December 31, 2020 and 2019.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

	December 31,

	2020	2019

Multi-family	49%	44%

Industrial	15%	19%

Office	13%	18%

Retail	13%	12%

Other	10%	7%

	100%	100%

	Concentration by geographic area

	December 31,

	2020	2019

Pacific	36%	33%

East North Central	17%	20%

South Atlantic	13%	14%

Middle Atlantic	11%	8%

Other	10%	8%

West South Central	7%	10%

Mountain	6%	7%

	100%	100%

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$26,874,302	$25,712,083	$—	$26,865,559	$8,743	$—	$26,874,302

Preferred stock	119,684	119,687	—	119,684	—	—	119,684

Common stock	20,240	20,240	19,740	500	—	—	20,240

Mortgage loans	4,263,386	4,123,666	—	4,263,386	—	—	4,263,386

Real estate	227,336	43,776	—	227,336	—	—	227,336

Cash, cash equivalents and short-term investments	3,470,912	3,470,914	2,612,741	858,171	—	—	3,470,912

Contract loans	3,874,206	3,874,206	—	3,874,206	—	—	3,874,206

Other long-term invested assets	244,393	235,484	—	93,637	—	150,756	244,393

Securities lending reinvested collateral assets	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	43,689	43,689	43,689	—	—	—	43,689

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Receivable for securities	87,076	84,973	—	87,076	—	—	87,076

Derivative instruments	180,996	160,628	10	180,986	—	—	180,996

Separate account assets	28,571,811	28,455,204	14,406,648	13,741,300	—	423,863	28,571,811

Total assets	$68,185,972	$66,552,491	$17,146,008	$50,456,602	$8,743	$574,619	$68,185,972

Liabilities:

Deposit-type contracts	$4,562,617	$5,215,962	$—	$4,562,617	$—	$—	$4,562,617

Commercial paper	98,983	98,983	—	98,983	—	—	98,983

Payable under securities lending agreements	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	36,450	36,450	36,450	—	—	—	36,450

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Payable for securities	1,277,598	1,277,598	—	1,277,598	—	—	1,277,598

Derivative instruments	128,246	130,281	8	128,238	—	—	128,246

Separate account liabilities	853,042	853,042	70	852,972	—	—	853,042

Total liabilities	$7,164,877	$7,820,257	$99,708	$7,065,169	$—	$—	$7,164,877

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2019
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$14,409,764	$13,803,525	$—	$14,395,297	$14,467	$—	$14,409,764

Common Stock	20,249	20,249	20,249	—	—	—	20,249

Mortgage loans	2,742,188	2,692,690	—	2,742,188	—	—	2,742,188

Real estate	137,700	44,648	—	—	137,700	—	137,700

Cash, cash equivalents and short-term investments	818,328	818,328	298,720	519,608	—	—	818,328

Contract loans	3,995,291	3,995,291	—	3,995,291	—	—	3,995,291

Other long-term invested assets	128,287	120,934	—	38,070	—	90,217	128,287

Securities lending collateral assets	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	76,212	76,212	76,212	—	—	—	76,212

Other collateral	504	504	504	—	—	—	504

Receivable for securities	6,853	5,313	—	6,853	—	—	6,853

Derivative instruments	136,753	124,254	3	136,750	—	—	136,753

Separate account assets	25,690,576	25,634,438	13,992,067	11,326,204	—	372,305	25,690,576

Total assets	$48,465,987	$47,639,668	$14,420,919	$33,430,379	$152,167	$462,522	$48,465,987

Liabilities:

Deposit-type contracts	$57,672	$60,296	$—	$57,672	$—	$—	$57,672

Commercial paper	99,900	99,900	—	99,900	—	—	99,900

Payable under securities lending agreements	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	71,130	71,130	71,130	—	—	—	71,130

Other collateral	504	504	504	—	—	—	504

Payable for securities	733,150	733,150	—	733,150	—	—	733,150

Derivative instruments	68,064	62,559	19	68,045	—	—	68,064

Separate account liabilities	346,182	346,182	66	346,116	—	—	346,182

Total liabilities	$1,679,884	$1,677,003	$104,883	$1,575,001	$—	$—	$1,679,884

Bonds, preferred and common stock

The fair values for bonds, preferred and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, foreign currency forwards, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities

Fair value hierarchy

The following tables present information about the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date

	December 31, 2020
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$17,679	$—	$—	$—	$17,679

Industrial and miscellaneous	2,061	—	—	—	2,061

Other invested assets

Limited partnerships	—	—	—	150,756	150,756

Derivatives

Interest rate swaps	—	86,984	—	—	86,984

Cross-currency swaps	—	37,028	—	—	37,028

Interest rate swaptions	—	34	—	—	34

Foreign currency forwards	—	2,670	—	—	2,670

Separate account assets (1)	14,351,361	12,467,593	—	423,863	27,242,817

Total assets	$14,371,101	$12,594,309	$—	$574,619	$27,540,029

Liabilities:

Derivatives

Interest rate swaps	$—	$75,535	$—	$—	$75,535

Cross-currency swaps	—	15,794	—	—	15,794

Foreign currency forwards	—	2,695	—	—	2,695

Separate account liabilities (1)	70	852,972	—	—	853,042

Total liabilities	$70	$946,996	$—	$—	$947,066

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Fair Value Measurements at Reporting Date

	December 31, 2019
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$15,545	$—	$—	$—	$15,545

Industrial and miscellaneous	4,704	—	—	—	4,704

Other invested assets

Limited partnerships	—	—	—	90,217	90,217

Derivatives

Interest rate swaps	—	36,516	—	—	36,516

Cross-currency swaps	—	35,457	—	—	35,457

Interest rate swaptions	—	20	—	—	20

Separate account assets (1)	13,935,424	10,123,099	—	372,305	24,430,828

Total assets	$13,955,673	$10,195,092	$—	$462,522	$24,613,287

Liabilities:

Derivatives

Interest rate swaps	$—	$35,029	$—	$—	$35,029

Cross-currency swaps	—	15,015	—	—	15,015

Separate account liabilities (1)	66	346,116	—	—	346,182

Total liabilities	$66	$396,160	$—	$—	$396,226

(1) Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6.   Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Cash, cash equivalents and short-term investments	3,470,926	12	3,470,914	818,329	1	818,328

Other invested assets	1,294,506	544,029	750,477	403,986	1,095	402,891

Premiums deferred and uncollected	16,338	82	16,256	15,273	74	15,199

Deferred income taxes	457,205	331,246	125,959	205,256	108,053	97,203

Due from parent, subsidiaries and affiliate	155,676	61,092	94,584	118,239	54,644	63,595

Other prepaid assets	2,206	2,206	—	22,712	22,712	—

Capitalized internal use software	—	—	—	37,917	37,917	—

Furniture, fixtures and equipment	5,914	5,914	—	5,095	5,095	—

Reinsurance recoverable	80,435	186	80,249	37,806	—	37,806

Other assets	671,151	2,113	669,038	499,620	8,788	490,832

The following table summarizes the Company’s aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities (“SCA”), except insurance SCA entities as follows:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$13,662	$—	$13,662	$13,537	$—	$13,537

Other invested assets	813,421	544,029	269,392	156,119	1,095	155,024

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

7.   Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2020		December 31, 2019
Type	Gross	Net of loading	Gross	Net of loading

Ordinary renewal business	$18,063	$16,256	$16,888	$15,199

Total	$18,063	$16,256	$16,888	$15,199

8.   Business Combination and Goodwill

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital.

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $0 and $23,846, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $5,110, $5,109 and $5,110, respectively, of goodwill amortization related to this acquisition.

On August 17, 2020, the Company completed the acquisition of all of the voting equity interests in the Personal Capital Corporation, an industry-leading registered investment adviser and digital wealth manager. This transaction was accounted for as a statutory acquisition. Goodwill of $819,403 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $277,474 and $0, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $27,313, $0 and $0, respectively, of goodwill amortization related to this acquisition.

Purchased Entity	Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of December 31, 2020	Amount of goodwill amortized for the year ended December 31, 2020	Admitted goodwill as a % of SCA book/adjusted carrying value, gross of admitted goodwill

Retirement Plan Services	August 29, 2014	$64,169	$51,098	$—	$5,110	—%

Personal Capital Corporation	August 17, 2020	$854,190	$819,403	$277,474	$27,313	70.8%

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000. Effective June 1, 2019, all risks on non-participating policies within the above retention limits were ceded to Protective.

42

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company’s most significant ceded reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2020, 2019 and 2018 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020

Admitted assets:

Cash and invested assets:

Bonds	$7,855

Preferred stock	120

Mortgage loans	1,634

Other invested assets	132

Total cash and invested assets	9,741

Investment income due and accrued	64

Funds held or deposited with reinsured companies	6,761

Other assets	129

Total admitted assets	$16,695

December 31,
2020

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$14,716

Liability for deposit-type contracts	3,183

Interest maintenance reserve	662

Other liabilities	113

Total liabilities	18,674

Capital and surplus:

Unassigned funds	(1,979)

Total capital and surplus	(1,979)

Total liabilities, capital and surplus	$16,695

Statutory Statements of Operations	December 31,
2020

Income:

Premium income and annuity consideration	$15,567

Total income	15,567

Expenses:

Increase in aggregate reserves for life and accident and health policies and contracts	14,716

Total benefits	14,716

Commissions	2,168

Interest maintenance reserve reinsurance activity	662

Total benefit and expenses	17,546

Net loss from operations before federal income taxes	$(1,979)

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received a capital contribution from parent of $2.8 billion to finance the transaction, as mentioned in Note 14.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2019

Admitted assets:

Cash and invested assets:

Bonds	$(7,302)

Mortgage loans	(1,288)

Contract loans	(24)

Cash, cash equivalents and short-term investments	722

Other invested assets	(235)

Total cash and invested assets	(8,127)

Investment income due and accrued	(89)

Premiums deferred and uncollected	(10)

Reinsurance recoverable	25

Current federal income taxes recoverable	(1)

Deferred income taxes	(21)

Other assets	(3)

Total admitted assets	$(8,226)

December 31,
2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$(8,287)

Aggregate reserves for accident and health policies	(288)

Liability for deposit-type contracts	(127)

Life and accident and health policy and contract claims	(74)

Provision for policyholders’ dividends	(63)

Interest maintenance reserve	(66)

Other liabilities	(33)

Total liabilities	(8,938)

Capital and surplus:

Gross paid in and contributed surplus	712

Total capital and surplus	712

Total liabilities, capital and surplus	$(8,226)

Statutory Statements of Operations	December 31,
2019
Income:

Premium income and annuity consideration	$(9,147)

Commission and expense allowances on reinsurance ceded	154

Total income	(8,993)

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Expenses:

Decrease in aggregate reserves for life and accident and health policies and contracts	(8,575)

Total benefits	(8,575)

Net transfers from separate accounts	59

Interest maintenance reserve release	(512)

Total benefit and expenses	(9,028)

Net gain from operations before federal income taxes	35

Federal income tax benefit	(118)

Net income	$153

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	1% to 11.25%

	- Disability	2.50% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

- Annuity Funds

Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant Mortality (“IAM”), Group Annuity Reserve (“GAR”) 94, 1971 and 1983 Group Annuity Mortality (“GAM”), and Annuity 2000

Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2020 and 2019, the Company had $3,766,969 and $3,925,596, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

47

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$13,534,241	$—	$—	$13,534,241	25.2%

At book value less current surrender charges of 5% or more	820,107	—	—	820,107	1.5%

At fair value	2,558,655	7,785,289	11,517,720	21,861,664	40.4%

Total with adjustment or at market value	16,913,003	7,785,289	11,517,720	36,216,012	67.1%

At book value without adjustment (minimal or no charge adjustment)	2,473,434	—	—	2,473,434	4.6%

Not subject to discretionary withdrawal	15,266,932	—	—	15,266,932	28.3%

Total gross	34,653,369	7,785,289	11,517,720	53,956,378	100.0%

Reinsurance ceded	74,724	—	—	74,724

Total, net	$34,578,645	$7,785,289	$11,517,720	$53,881,654

	December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$915,098	$—	$—	$915,098	3.0%

At book value less current surrender charges of 5% or more	817,144	—	—	817,144	2.7%

At fair value	—	6,358,077	11,528,947	17,887,024	58.0%

Total with adjustment or at market value	1,732,242	6,358,077	11,528,947	19,619,266	63.7%

At book value without adjustment (minimal or no charge adjustment)	97,837	—	—	97,837	0.3%

Not subject to discretionary withdrawal	11,091,699	—	—	11,091,699	36.0%

Total gross	12,921,778	6,358,077	11,528,947	30,808,802	100.0%

Reinsurance ceded	71,124	—	—	71,124

Total, net	$12,850,654	$6,358,077	$11,528,947	$30,737,678

48

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,603,854	$6,920,255	$6,952,077	$—	$—	$—

Other permanent cash value life insurance	—	6,845,366	7,160,342	—	—	—

Variable universal life	274,843	279,968	280,000	7,579,331	7,579,331	7,579,331

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	151,345	—	—	—

Accidental death benefits	N/A	N/A	466	—	—	—

Disability - active lives	N/A	N/A	1,093	—	—	—

Disability - disabled lives	N/A	N/A	117,509	—	—	—

Miscellaneous reserves	N/A	N/A	28,188	—	—	—

Total, gross	6,878,697	14,045,589	14,691,020	7,579,331	7,579,331	7,579,331

Reinsurance ceded	6,878,697	7,643,139	7,966,585	—	—	—

Total, net of reinsurance ceded	$—	$6,402,451	$6,724,435	$7,579,331	$7,579,331	$7,579,331

	December 31, 2019
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,618,888	$6,617,437	$6,595,652	$—	$—	$—

Other permanent cash value life insurance	—	6,949,889	7,306,841	—	—	—

Variable universal life	240,230	243,868	244,301	7,063,894	7,063,894	7,063,894

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	164,921	—	—	—

Accidental death benefits	N/A	N/A	1,195	—	—	—

Disability - active lives	N/A	N/A	1,078	—	—	—

Disability - disabled lives	N/A	N/A	126,059	—	—	—

Miscellaneous reserves	N/A	N/A	29,945	—	—	—

Total, gross	6,859,118	13,811,194	14,469,992	7,063,894	7,063,894	7,063,894

Reinsurance ceded	6,859,118	7,330,812	7,621,851	—	—	—

Total, net of reinsurance ceded	$—	$6,480,382	6,848,141	$7,063,894	$7,063,894	$7,063,894

49

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2020	2019

Balance, January 1, net of reinsurance of $284,531 and $19,082	$794	$247,529

Incurred related to:

Current year	252	9,941

Prior year	2,018	(217,477)

Total incurred	2,270	(207,536)

Paid related to:

Current year	—	(9,807)

Prior year	—	(29,392)

Total paid	—	(39,199)

Balance, December 31, net of reinsurance of $282,922 and $284,531	$3,064	$794

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has changed by $2,018 and ($217,477) during the years ended December 31, 2020 and 2019, respectively. The change in the prior year was primarily due to the Protective transaction, with no comparable amount in the current year.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor’s Ratings Services and a rating of P-1 by Moody’s Investors Service, each being the highest rating available. The Company’s issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company’s liquidity.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2020	2019

Face value	$98,983	$99,900

Carrying value	$98,983	$99,900

Interest expense paid	$1,007	$2,874

Effective interest rate	0.22% - 0.27%	1.8% - 2.1%

Maturity range (days)	21 - 26	13 - 24

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product
•	Hybrid Ordinary Life Insurance Product
•	Individual Indexed-Linked Annuity Product

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•	Individual Annuity
•	Group Annuity
•	Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•	Hybrid Ordinary Life Insurance Product
•	Group Annuity - Custom Stable Value Asset Funds
•	Variable Life Insurance Product
•	Individual Indexed-Linked Annuity Product

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Some assets within each of the Company’s separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

At December 31, 2020 and 2019, the Company’s separate account assets that are legally insulated from the general account claims are $28,447,693 and $25,632,375.

As of December 31, 2020 and 2019, $11,612,824 and $11,266,373, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2020 and 2019, $61,774,539 and $0, respectively, were acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,325, $11,649, $11,608, $12,581 and $12,961 for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

51

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant’s account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants’ distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund’s securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

52

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31, 2020
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$403,703	$949,333	$1,353,036

Reserves

For accounts with assets at:

Fair value	$8,767,847	$16,897,365	$25,665,212

Amortized cost	1,187,709	—	1,187,709

Total reserves	$9,955,556	$16,897,365	$26,852,921

By withdrawal characteristics:

At fair value	$8,767,847	$16,897,365	$25,665,212

At book value without fair value adjustment and with current surrender charge less than 5%	1,187,709	—	1,187,709

Total subject to discretionary withdrawals	$9,955,556	$16,897,365	$26,852,921

	Year Ended December 31, 2019
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$528,618	$1,274,716	$1,803,334

Reserves

For accounts with assets at:

Fair value	$7,315,010	$16,440,747	$23,755,757

Amortized cost	1,168,009	—	1,168,009

Total reserves	$8,483,019	$16,440,747	$24,923,766

By withdrawal characteristics:

At fair value	$7,315,010	$16,440,747	$23,755,757

At book value without fair value adjustment and with current surrender charge less than 5%	1,168,009	—	1,168,009

Total subject to discretionary withdrawals	$8,483,019	$16,440,747	$24,923,766

53

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2020	2019	2018

Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$1,353,036	$1,803,334	$2,621,510

Transfers from separate accounts	(1,759,730)	(4,226,616)	(5,198,817)

Net transfers from separate accounts	(406,694)	(2,423,282)	(2,577,307)

Reconciling adjustments:

Net transfer of reserves to separate accounts	(412,121)	1,203,800	1,464,314

Miscellaneous other	(1,137)	836	528

CARVM allowance reinsured	(8,545)	70,071	—

Reinsurance	19,469	(179,568)	—

Net transfers as reported in the Statements of Operations	$(809,028)	$(1,328,143)	$(1,112,465)

14. Capital and Surplus, Dividend Restrictions, and Other Matters

The payment of principal and interest under all surplus notes can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations.

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The surplus note bears interest at the rate of 6.675% and was due November 14, 2034. On December 9, 2019 the Company used proceeds from the ceding commission earned on the Protective transaction to redeem the surplus note balance in full. The carrying amount of the surplus note was $0 and $0 at December 31, 2020 and 2019, respectively. Interest paid on the note was $0 for the year ended December 31, 2020 and $13,016 for the years ended December 31, 2019 and 2018, respectively, bringing total interest paid from inception to December 31, 2020 to $195,243. The amount of unapproved principal and interest was $0 at December 31, 2020 and 2019.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Interest paid on the note during 2020, 2019 and 2018 amounted to $420, $420 and $420, respectively, bringing total interest paid from inception to December 31, 2020 to $1,262. The amount of unapproved principal and interest was $0 at December 31, 2020.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Interest paid on the note during 2020, 2019, and 2018 amounted to $16,899, $16,899 and $10,515, respectively, bringing total interest paid from inception to December 31, 2020 to $44,313. The amount of unapproved principal and interest was $0 at December 31, 2020.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap gain will be

54

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2020, 2019 and 2018 amounted to $1,331, $1,330 and $998, respectively bringing the total amortization from inception to December 31, 2020 amounted to $3,659, leaving an unamortized balance of $36,262 in surplus as part of the surplus note amounts.

On August 12, 2020, the Company issued a surplus note in the face amount and carrying amount of $527,500 to GWL&A Financial Inc. The proceeds were used to finance the Personal Capital transaction. The surplus note bears an interest rate of 1.260% per annum. The note matures on August 12, 2025. Interest paid on the note during 2020 and 2019 amounted to $0 and $0, respectively, bringing total interest paid from inception to December 31, 2020 to $0. The amount of unapproved principal and interest were $0 at December 31, 2020.

As of the fourth quarter of 2020, the Company had received capital contributions of $3.1 billion from GWL&A Financial Inc. The proceeds were used to finance the Personal Capital and MassMutual transactions.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may not pay a dividend during the year ended December 31, 2021, without the prior approval of the Colorado Insurance Commissioner due to large dividends paid in 2019 and the net loss related to the MassMutual ceding commission in 2020. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non-cumulative and paid as determined by the Board of Directors, subject to the limitations described above. During the years ended December 31, 2020, 2019 and 2018 the Company paid dividends to GWL&A Financial Inc, totaling $357,752, $639,801, and $152,295, respectively.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2020	2019

Current year net (loss) income	$(1,695,012)	$382,805

Unrealized (losses) gains	(76,064)	210,179

Deferred income taxes	256,714	(129,400)

Non-admitted assets	(946,880)	(238,379)

Surplus as regards reinsurance	454,045	537,566

Asset valuation reserve	(202,003)	(194,032)

Dividends	(357,752)	(639,801)

Other	7,401	395,386

Total unassigned funds	$(2,559,551)	$324,324

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

55

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$481,393	$—	$481,393	$224,934	$—	$224,934	$256,459	$—	$256,459

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	481,393	—	481,393	224,934	—	224,934	256,459	—	256,459

Deferred tax assets non-admitted	(340,176)	8,930	(331,246)	(109,435)	1,382	(108,053)	(230,741)	7,548	(223,193)

Net admitted deferred tax asset	141,217	8,930	150,147	115,499	1,382	116,881	25,718	7,548	33,266

Gross deferred tax liabilities	(15,258)	(8,930)	(24,188)	(18,296)	(1,382)	(19,678)	3,038	(7,548)	(4,510)

Net admitted deferred tax asset	$125,959	$—	$125,959	$97,203	$—	$97,203	$28,756	$—	$28,756

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	304,773	—	—	201,129	—	—	103,644

(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	15,258	8,930	24,188	18,296	1,382	19,678	(3,038)	7,548	4,510

Total deferred tax assets admitted as a result of the application of SSAP No. 101	$141,217	$8,930	$150,147	$115,499	$1,382	$116,881	$25,718	$7,548	$33,266

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	918.28%	1247.01%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,031,818	$1,340,863

56

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the impact of tax planning strategies:

	December 31, 2020 December 31, 2019				Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$481,393	$—	$224,934	$—	$256,459	$—

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$141,217	$8,930	$115,499	$1,382	$25,718	$7,548

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2020	2019	Change

Current income tax	$(20,260)	$(98,474)	$78,214

Federal income tax on net capital gains	12,592	120,618	(108,026)

Total	$(7,668)	$22,144	$(29,812)

	Year Ended December 31,
	2019	2018	Change

Current income tax	$(98,474)	$(17,604)	$(80,870)

Federal income tax on net capital gains	120,618	1,030	119,588

Total	$22,144	$(16,574)	$38,718

57

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2020	2019	Change

Ordinary:

Reserves	$38,987	$33,451	$5,536

Investments	1,784	2,025	(241)

Pension accrual	11	—	11

Provision for dividends	2,168	2,334	(166)

Fixed assets	1,792	3,320	(1,528)

Compensation and benefit accrual	20,843	23,408	(2,565)

Receivables - non-admitted	13,737	16,568	(2,831)

Tax credit carryforward	111,979	114,265	(2,286)

Ceding commission-reinsurance	270,929	—	270,929

Other	19,163	29,563	(10,400)

Total ordinary gross deferred tax assets	481,393	224,934	256,459

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	481,393	224,934	256,459

Non-admitted ordinary deferred tax assets	(340,176)	(109,435)	(230,741)

Admitted ordinary deferred tax assets	141,217	115,499	25,718

Capital:			—

Investments	—	—	—

Total capital gross deferred tax assets	—	—	—

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	—	—

Non-admitted capital deferred tax assets	8,930	1,382	7,548

Admitted capital deferred tax assets	8,930	1,382	7,548

Total admitted deferred tax assets	$150,147	$116,881	$33,266

Deferred income tax liabilities:

Ordinary:

Investments	$(547)	$—	$(547)

Premium receivable	(3,414)	(3,192)	(222)

Policyholder reserves	(10,931)	(14,089)	3,158

Experience refunds	—	—	—

Other	(366)	(1,015)	649

Total ordinary deferred tax liabilities	(15,258)	(18,296)	3,038

Capital

Investments	$(8,930)	$(1,382)	$(7,548)

Total capital deferred tax liabilities	(8,930)	(1,382)	(7,548)

Total deferred tax liabilities	$(24,188)	$(19,678)	$(4,510)

Net admitted deferred income tax asset	$125,959	$97,203	$28,756

58

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2020	2019	Change

Total deferred income tax assets	$481,393	$224,934	$256,459

Total deferred income tax liabilities	(24,188)	(19,678)	(4,510)

Net deferred income tax asset	$457,205	$205,256	251,949

Tax effect of unrealized capital gains (losses)			5,187

Other surplus			(422)

Change in net deferred income tax			$256,714

	December 31,
	2019	2018	Change

Total deferred income tax assets	$224,934	$371,710	$(146,776)

Total deferred income tax liabilities	(19,678)	(31,065)	11,387

Net deferred income tax asset	$205,256	$340,645	(135,389)

Tax effect of unrealized capital gains (losses)			7,108

Other surplus			(1,119)

Change in net deferred income tax			$(129,400)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2020	2019	2018

Income tax expense at statutory rate	$ (356,646)	$61,396	$60,337

Earnings from subsidiaries	(30,013)	(22,849)	(22,003)

Swap gain on debt refinancing	—	—	8,175

Ceding commission from Protective, net of transaction expenses	(17,540)	112,889	—

Dividend received deduction	(5,553)	(6,161)	(6,657)

Tax adjustment for interest maintenance reserve	130,717	(1,739)	(5,221)

Interest maintenance reserve release on Protective transaction	—	(107,527)	—

Prior year adjustment	552	(1,695)	(4,124)

Tax effect on non-admitted assets	4,884	3,425	(3,476)

Tax credits	(2,963)	(3,660)	(2,901)

Income tax on realized capital gain (loss)	12,592	120,618	1,030

Tax contingency	931	1,129	(607)

Other	(1,343)	(4,282)	(395)

Total	$(264,382)	$151,544	$24,158

	2020	2019	2018

Federal income taxes incurred	$(7,668)	$22,144	$(16,574)

Change in net deferred income taxes	(256,714)	129,400	40,732

Total income taxes	$(264,382)	$151,544	$24,158

59

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

As of December 31, 2020, the Company had no operating loss carryforwards.

As of December 31, 2020, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $111,979. These credits will begin to expire in 2031.

As of December 31, 2020, the Company has foreign tax credit carryforwards of $0.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2020	$20,366

Year Ended December 31, 2019	132,977

Year Ended December 31, 2018	4,146

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, GWL&A NY and GWSC (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

60

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP No. 101. As of December 31, 2020 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2020 and 2019, the Company recognized approximately $931 and $1,129 of expense from interest and penalties related to the uncertain tax positions. The Company had $2,374 and $1,443 accrued for the payment of interest and penalties at December 31, 2020 and 2019, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company’s parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2014 with respect to foreign tax credit refund claims. Tax Years 2015 through 2019 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2020 and December 31, 2019 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

Previously, the Company sponsored an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provided health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management. Effective January 1, 2020, the Company transferred the Medical Plan to its subsidiary, Empower.

The Company provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

61

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in projected benefit obligation:

Benefit obligation, January 1	$22,696	$19,539	$40,801	$37,562	$63,497	$57,101

Service cost	—	1,435	—	—	—	1,435

Interest cost	—	825	1,175	1,510	1,175	2,335

Actuarial (gain) loss	—	2,059	2,753	4,109	2,753	6,168

Regular benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Benefit obligation transferred to Empower	(22,696)	—	—	—	(22,696)	—

Benefit obligation and under funded status, December 31	$—	$22,696	$42,163	$40,801	$42,163	$63,497

Accumulated benefit obligation	—	$22,696	42,163	40,801	42,163	$63,497

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in plan assets:

Fair Value of plan assets, January 1	$—	$—	$—	$—	$—	$—

Employer contributions	—	1,162	2,566	2,380	2,566	3,542

Regular Benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Fair Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

Accrued benefit liability	$—	$(22,224)	$(38,349)	$(39,470)	$(38,349)	$(61,694)

Liability for pension benefits	—	(472)	(3,814)	(1,331)	(3,814)	(1,803)

Total other liabilities	$—	$(22,696)	$(42,163)	$(40,801)	$(42,163)	$(63,497)

Unassigned surplus (deficit)	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

62

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Unrecognized net actuarial gain (loss)	$—	$2,869	$(3,515)	$(732)	$(3,515)	$2,137

Unrecognized prior service cost	—	(3,341)	(299)	(599)	(299)	(3,940)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Items not yet recognized as component of net periodic cost on January 1,	$(472)	$995	$(1,331)	$2,529	$(1,803)	$3,524

Transferred to Empower	472	—	—	—	472	—

Prior service cost recognized in net periodic cost	—	817	299	299	299	1,116

(Gain) loss recognized in net periodic cost	—	(225)	(29)	(50)	(29)	(275)

Gain (loss) arising during the year	—	(2,059)	(2,753)	(4,109)	(2,753)	(6,168)

Items not yet recognized as component of net periodic cost on December 31	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2021:

	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan	Total

Net actuarial gain	$—	$(29)	$(29)

Prior service cost	—	299	299

The expected benefit payments for the Company’s Supplemental Executive Retirement plan for the years indicated are as follows:

	2021	2022	2023	2024	2025	2026 through 2030

Supplemental executive retirement plan	2,567	10,282	5,756	2,179	1,962	8,382

63

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

	Post-Retirement Medical Plan			Supplemental Executive Retirement Plan			Total

	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,

	2020	2019	2018	2020	2019	2018	2020	2019	2018

Components of net periodic cost (benefit):

Service cost	$—	$1,435	$1,425	$—	$—	$—	$—	$1,435	$1,425

Interest cost	—	825	703	1,175	1,510	1,356	1,175	2,335	2,059

Amortization of unrecognized prior service cost	—	817	817	299	299	324	299	1,116	1,141

Amortization of gain from prior periods	—	(225)	(82)	(29)	(50)	(45)	(29)	(275)	(127)

Net periodic cost	$—	$2,852	$2,863	$1,445	$1,759	$1,635	$1,445	$4,611	$4,498

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2020 and 2019:

	Post-Retirement Medical Plan

	December 31,

	2020	2019

Discount rate	N/A	3.16%

Initial health care cost trend	N/A	6.00%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

	Supplemental Executive Retirement Plan

	December 31,

	2020	2019

Discount rate	2.09%	2.98%

Rate of compensation increase	N/A	N/A

During 2020, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2020).

During 2019, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2019).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,

	2020	2019

Discount rate	N/A	4.34%

Initial health care cost trend	N/A	6.25%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

64

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,

	2020	2019

Discount rate	2.98%	4.16%

Rate of compensation increase	N/A	N/A

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company’s share of net expense for the pension plan was $7,806, $14,842 and $3,057 during the years ended December 31, 2020, 2019 and 2018.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Other liabilities in the accompanying statutory financial statements, are $49,595 and $41,792 at December 31, 2020 and 2019, respectively.

Previously, the Company sponsored a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Effective January 1, 2020, the Company transferred the qualified defined contribution benefit plan to its subsidiary, Empower Retirement, LLC. Previously, the Company matched a percentage of employee contributions in cash. The Company recognized $0, $24,955 and $11,935 in expense related to this plan for the years ended December 31, 2020, 2019 and 2018, respectively.

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

65

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for officers and employees of the Company. Under the PSU plan, “performance share units” are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2020	2019	2018

Lifeco Stock Plan	$593	$899	$768

Performance Share Unit Plan	6,431	15,458	5,388

Total compensation expense	$7,024	$16,357	$6,156

Income tax benefits	$1,465	$3,414	$1,243

During the year ended December 31, 2020, 2019 and 2018, the Company had $48, $(67) and $26 respectively, income tax benefits (expense) realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2020 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)

Lifeco Stock Plan	$709	1.4

Performance Share Unit Plan	5,562	1.2

66

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Equity Award Activity

During the year ended December 31, 2020, Lifeco did not grant stock options to employees of the Company.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average

	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)

Outstanding, January 1, 2020	3,450,130	$25.03

Granted	—	—

Exercised	(210,900)	20.78

Cancelled and expired	(67,760)	25.89

Outstanding, December 31, 2020	3,171,470	25.95	5.5	$1,362

Vested and expected to vest, December 31, 2020	3,171,470	25.89	5.5	1,362

Exercisable, December 31, 2020	2,170,850	26.11	4.6	1,332

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2020 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2020	2019	2018

Weighted average fair value of options granted	NA	$2.32	$0.95

Intrinsic value of options exercised (1)	1,097	3,282	345

Fair value of options vested	911	1,358	1,115

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

There were no options granted during 2020. The fair value of the options granted during the years ended December 31, 2019 and 2018 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2020	2019	2018

Dividend yield	NA	5.46%	4.55%

Expected volatility	NA	19.68%	9.01%

Risk free interest rate	NA	1.83%	2.03%

Expected duration (years)	NA	6.0	6.0

67

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2020	1,156,384

Granted	67,511

Forfeited	(7,063)

Paid	(258,005)

Outstanding, December 31, 2020	958,827

Vested and expected to vest, December 31, 2020	958,827

The cash payment in settlement of the Performance Share Unit Plan units was $8,569, $5,815 and $4,104 for the years ended December 31, 2020, 2019 and 2018, respectively.

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were 55%, (1)%, and 1% of total individual life insurance premiums earned during the years ended December 31, 2020, 2019 and 2018 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $18,497, $23,461 and $31,276 to its policyholders during the years ended December 31, 2020, 2019 and 2018, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company’s revenues during the year ended December 31, 2020. In addition, the Company is not dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations:

	Payment due by period
	2021	2022	2023	2024	2025	Thereafter	Total

Surplus notes - principal (1)	$—	$—	$—	$—	$527,500	$358,219	$885,719

Surplus notes - interest (2)	23,965	23,965	23,965	23,965	22,304	381,066	499,230

Investment purchase obligations (3)	492,805				1,125	5,000	498,930

Operating leases (4)	6,488	3,727	3,234	3,185	2,814	19,145	38,593

Other liabilities (5)	5,241	22,732	18,381	4,804	5,262	27,882	84,302

Total	$528,499	$50,424	$45,580	$31,954	$559,005	$791,312	$2,006,774

(1) Surplus notes principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the

68

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Company’s Statement of Admitted Assets, Liabilities, Capital and Surplus because of the $36,262 of unamortized debt modification gain as discussed in Footnote 14.

(2) Surplus notes interest - All surplus notes bear interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2020.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2020 and 2019 were $498,930 and $131,651, of which $447,515 and $120,990 were related to limited partnership interests. Related party transactions comprise of $94,803 and $0 of the unfunded limited partnership interests at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, $492,805 and $131,651 were due within one year, $1,125 and $0 were due within four to five years, and $5,000 and $0 were due after five years.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. Rent expense for the years ended December 31, 2020, 2019 and 2018 were $25,324, $33,473 and $27,768 respectively.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)    Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments for the Company’s supplemental executive retirement plan through 2027
•	Unrecognized tax benefits
•	Miscellaneous purchase obligations to acquire goods and services
•	Sport partner sponsorship payments
•	Personal Capital Corporation contingent payment consideration

As part of the Personal Capital Corporation acquisition, the Company included contingent consideration based on the potential achievement of certain key metrics. An initial contingent consideration earn-out value of $20 million represents management’s best estimate, and it could be up to $175 million based on the achievement of growth in assets under management metrics defined in the Merger Agreement, payable following measurements through December 31, 2021 and December 31, 2022

Originally entered into on March 1, 2018 and as amended on July 7, 2020, the Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility has an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $673,000, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2020 and 2019. At December 31, 2020 and 2019 there were no outstanding amounts related to the current and prior credit facilities.

69

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In addition, the Company has other letters of credit with a total amount of $8,595, renewable annually for an indefinite period of time. At December 31, 2020 and 2019, there were no outstanding amounts related to those letters of credit.

In October 2020, the Company became a member of the FHLB of Topeka. FHLB provides access to billions of low-cost funding dollars to banks, credit unions, insurance companies and community development financial institutions in the United States. At December 31, 2020, the Company had an estimated borrowing capacity of approximately $2,500,000. All borrowings must be collateralized and the required collateral amount is based on the type of investment securities pledged. No amount was borrowed as of December 31, 2020. Additionally, the Company was required to purchase FHLB of Topeka stock and, at December 31, 2020 owns $500 of Class A stock which are currently not eligible for redemption.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The liabilities transferred and ceding commission received at the closing of the Protective transaction were subject to future adjustments. In October 2019, Protective Life provided the Company with its listing of proposed adjustments with respect to the liabilities transferred, which the Company formally objected to in December 2019. In November 2020, the parties reached resolution and settled cash for adjustments which did not have a material effect on the consolidated financial position of the Company and no further adjustments are expected.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2020 and 2019 for obligations under the guarantee.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 1, 2021, the date on which they were issued. On February 3, 2021, the Company’s Board of Directors declared a dividend of $100,000. The dividend was paid on March 29, 2021 to the Company’s sole shareholder, GWL&A Financial. Prior to the payment of this dividend, the Company received approval from the Colorado Insurance Commissioner.

70

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

71

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Investment income earned:

U.S. Government bonds	$1,631

Other bonds (unaffiliated)	472,771

Bonds of affiliates	564

Preferred stocks (unaffiliated)	3

Common stocks (unaffiliated)	151

Mortgage loans	107,249

Real estate	28,964

Contract loans	197,843

Cash, cash equivalents and short-term investments	5,862

Derivative instruments	18,840

Other invested assets	155,506

Aggregate write-ins for investment income	5,303

Gross investment income	$994,687

Real estate owned - Book value less encumbrances:	$43,776

Mortgage loans - Book value:

Commercial mortgages	$4,124,412

Mortgage loans by standing - Book value:

Good standing	$4,124,412

Other long-term invested assets - Statement value:	$504,876

Bonds and stocks of parents, subsidiaries and affiliates - Book value:

Bonds	$6,433

Common stocks	$62,550

Bonds and short-term investments by maturity and NAIC designation:

Bonds by maturity - Statement value:

Due within one year or less	$1,833,337

Over 1 year through 5 years	8,459,940

Over 5 years through 10 years	10,905,977

Over 10 years through 20 years	3,262,440

Over 20 years	2,105,662

Total by maturity	$26,567,356

72

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Bonds and short-term investments by NAIC designation - Statement value:

NAIC 1	$14,774,212

NAIC 2	11,083,416

NAIC 3	661,042

NAIC 4	46,004

NAIC 5	2,312

NAIC 6	370

Total by NAIC designation	$26,567,356

Total bonds publicly traded	$14,796,022

Total bonds privately placed	$11,771,334

Preferred stocks - Statement value	$119,687

Common stocks - Market value	$223,883

Short-term investments - Book value	$408,168

Options, caps and floors owned - Statement value	$34

Collar, swap and forward agreements open - Statement value	$30,313

Futures contracts open - Current value	$5,334

73

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Life insurance in-force:

Ordinary	$3,588,007

Group life	—

Life insurance policies with disability provisions in-force:

Ordinary	$9,504

Group life	18,617,777

Supplementary contracts in-force:

Ordinary - not involving life contingencies:

Amount on deposit	$—

Income payable	—

Ordinary - involving life contingencies:

Income payable	—

Group - not involving life contingencies:

Amount on deposit	—

Income payable	—

Group - involving life contingencies:

Income payable	125

Annuities:

Ordinary:

Immediate - amount of income payable	$49

Deferred - fully paid account balance	318

Deferred - not fully paid - account balance	—

Group:

Certificates - amount of income payable	$60,137

Certificates - fully paid account balance	1,489

Certificates - not fully paid account balance	31,651,605

Accident and health insurance - equivalent premiums in-force:

Group	$—

Deposit funds and dividend accumulations

Deposit funds - account balance	28,062

Deposit accumulations - account balance	18,257

Claim payments:

Group accident and health:

2020	$5,078

2019	9,460

2018	5,486

2017	2,786

2016	2,829

Prior	16,848

74

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles (“GAAP”). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.

75

COLI VUL-2 Series Account

of Great-West Life & Annuity

Insurance Company

Annual Statement as of and for the year ended

December 31, 2020 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of COLI VUL-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 10, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP CAPITAL APPRECIATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	N/A	N/A	For the period January 1, 2019 to November 25, 2019
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
AMERICAN CENTURY INVESTMENTS VP ULTRA FUND	N/A	N/A	For the period November 26, 2019 to December 5, 2019
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH AND INCOME FUND	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period of September 21, 2020 to December 31, 2020
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK HIGH YIELD VI FUND	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period of September 21, 2020 to December 31, 2020
BNY MELLON STOCK INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF INTERNATIONAL EQUITY PORTFOLIO	N/A	For the period of January 1, 2020 to May 4, 2020	For the period of January 1, 2020 to May 4, 2020 and for the year ended December 31, 2019

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DAVIS FINANCIAL PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DAVIS VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP INTERNATIONAL SERIES	December 31, 2020	For the period of December 11, 2020 to December 31, 2020	For the period of December 11, 2020 to December 31, 2020
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	N/A	For the period of January 1, 2020 to December 11, 2020	For the period of January 1, 2020 to December 11, 2020 and for the year ended December 31, 2019
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CROCI® U.S. VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS HIGH INCOME VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL CAP INDEX VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP VALUE VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
EATON VANCE VT FLOATING-RATE INCOME FUND	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For for the period of September 21, 2020 to December 31, 2020
FEDERATED HERMES KAUFMANN FUND II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP EMERGING MARKETS PORTFOLIO	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period of September 21, 2020 to December 31, 2020
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST BOND INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CORE BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST EMERGING MARKETS EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GLOBAL BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period of September 21, 2020 to December 31, 2020
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LARGE CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 28, 2019 to December 31, 2019
GREAT-WEST LIFETIME 2015 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2020 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2025 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2030 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2035 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2040 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2045 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2050 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2055 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P MID CAP 400® INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SHORT DURATION BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	N/A	N/A	For the period January 1, 2019 to October 28, 2019
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GLOBAL REAL ESTATE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. HEALTH CARE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. MID CAP CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. TECHNOLOGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period June 5, 2019 to December 31, 2019

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FORTY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SERIES TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
MFS VIT GROWTH SERIES	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period January 17, 2019 to December 31, 2019
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period of September 21, 2020 to December 31, 2020
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
MFS VIT III GLOBAL REAL ESTATE PORTFOLIO	December 31, 2020	For the period of September 21, 2020 to December 31, 2020	For the period September 21, 2020 to December 31, 2020
MFS VIT III MID CAP VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT MID CAP GROWTH SERIES	December 31, 2020	For the period of April 21, 2020 to December 31, 2020	For the period April 21, 2020 to December 31, 2020 and for the period January 1, 2019 to January 17, 2019
MFS VIT RESEARCH SERIES	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
MFS VIT TOTAL RETURN BOND SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
PIMCO VIT HIGH YIELD PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER REAL ESTATE SHARES VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT EQUITY INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period April 8, 2019 to December 31, 2019
PUTNAM VT GLOBAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period March 13, 2019 to December 31, 2019
PUTNAM VT GROWTH OPPORTUNITIES FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period June 5, 2019 to December 31, 2019
PUTNAM VT HIGH YIELD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2020	For the period of April 16, 2020 to December 31, 2020	For the period April 16, 2020 to December 31, 2020
PUTNAM VT INTERNATIONAL GROWTH FUND	N/A	N/A	For the period January 1, 2019 to November 5, 2019
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT SUSTAINABLE FUTURE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP EMERGING MARKETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

COLI VUL-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

VICTORY RS SMALL CAP GROWTH EQUITY VIP	December 31, 2020	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2020

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP CAPITAL APPRECIATION FUND	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND

ASSETS:
Investments at fair value (1)	$736,857	$485,564	$3,523,604	$67,321	$1,640,791	$	1,234,435
Receivable Dividends and Other	-	0	-	-	-		-
Receivable Units of the Account Sold	0	0	0	0	0		0

Total assets	736,857	485,564	3,523,604	67,321	1,640,791		1,234,435

LIABILITIES:
Payable for investments purchased	1	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	1	0	0	0	0		0

Total liabilities	2	0	0	0	0		0

NET ASSETS	$736,855	$485,564	$3,523,604	$67,321	$1,640,791	$	1,234,435

NET ASSETS REPRESENTED BY:
Accumulation units	$736,855	$485,564	$3,523,604	$67,321	$1,640,791	$	1,234,435

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	2,058	18,984	291,551	3,400	133,123		24,143

UNIT VALUE (ACCUMULATION)	$358.04	$25.58	$12.09	$19.80	$12.33	$	51.13

(1) Cost of investments:	$429,622	$367,800	$3,301,929	$44,918	$1,515,080	$	1,166,571
Shares of investments:	16,455	25,198	317,728	4,775	79,883		110,513

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH AND INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND

ASSETS:
Investments at fair value (1)	$200,720	$4,621,743	$329	$1,131,611	$2,149,769	$	158,069
Receivable Dividends and Other	0	-	-	0	-		-
Receivable Units of the Account Sold	0	782	0	690	3,547		0

Total assets	200,720	4,622,525	329	1,132,301	2,153,316		158,069

LIABILITIES:
Payable for investments purchased	0	1	0	1	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	783	0	691	3,547		0

Total liabilities	0	783	0	692	3,547		0

NET ASSETS	$200,720	$4,621,742	$329	$1,131,609	$2,149,769	$	158,069

NET ASSETS REPRESENTED BY:
Accumulation units	$200,720	$4,621,742	$329	$1,131,609	$2,149,769	$	158,069

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	8,208	95,076	24	64,416	68,639		10,145

UNIT VALUE (ACCUMULATION)	$24.45	$48.61	$13.64	$17.57	$31.32	$	15.58

(1) Cost of investments:	$154,204	$3,038,679	$299	$1,042,793	$1,581,347	$	156,738
Shares of investments:	6,360	38,783	6	48,072	68,793		8,110

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BLACKROCK HIGH YIELD VI FUND	BNY MELLON STOCK INDEX FUND	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DAVIS FINANCIAL PORTFOLIO

ASSETS:
Investments at fair value (1)	$29,689	$25,247,715	$155,460	$488,722	$232,379	$	36,920
Receivable Dividends and Other	-	-	-	-	-		-
Receivable Units of the Account Sold	0	1,075	538	947	0		0

Total assets	29,689	25,248,790	155,998	489,668	232,379		36,920

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	1,075	538	947	0		0

Total liabilities	0	1,075	538	947	0		0

NET ASSETS	$29,689	$25,247,715	$155,460	$488,722	$232,379	$	36,920

NET ASSETS REPRESENTED BY:
Accumulation units	$29,689	$25,247,715	$155,460	$488,722	$232,379	$	36,920

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	2,639	691,938	9,244	18,459	6,515		1,426

UNIT VALUE (ACCUMULATION)	$11.25	$36.49	$16.82	$26.48	$35.67	$	25.89

(1) Cost of investments:	$29,650	$18,855,844	$129,701	$408,255	$182,527	$	36,792
Shares of investments:	3,927	392,838	6,068	13,353	14,371		3,145

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DAVIS VALUE PORTFOLIO	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DWS CROCI® U.S. VIP	DWS HIGH INCOME VIP

ASSETS:
Investments at fair value (1)	$139,287	$183,092	$369,035	$142,631	$167,841
Receivable Dividends and Other	-	-	-	-	-
Receivable Units of the Account Sold	0	0	883	1	0

Total assets	139,287	183,092	369,918	142,631	167,841

LIABILITIES:
Payable for investments purchased	0	0	0	0	0
Payable for policy-related transactions	0	0	0	0	0
Other payables	0	0	883	0	0

Total liabilities	0	0	883	0	0

NET ASSETS	$139,287	$183,092	$369,034	$142,631	$167,841

NET ASSETS REPRESENTED BY:
Accumulation units	$139,287	$183,092	$369,034	$142,631	$167,841

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	4,360	17,984	24,871	8,459	7,627

UNIT VALUE (ACCUMULATION)	$31.95	$10.18	$14.84	$16.86	$22.01

(1) Cost of investments:	$134,554	$182,348	$335,382	$153,728	$161,033
Shares of investments:	15,189	9,556	10,860	11,040	26,941

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP VALUE VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HERMES KAUFMANN FUND II	FIDELITY VIP CONTRAFUND PORTFOLIO		FIDELITY VIP EMERGING MARKETS PORTFOLIO

ASSETS:
Investments at fair value (1)	$8,593,719	$1,321,624	$74,129	$261,954	$1,948,753	$	103,846
Receivable Dividends and Other	0	-	-	-	0		-
Receivable Units of the Account Sold	1,023	0	0	1	0		0

Total assets	8,594,742	1,321,624	74,129	261,955	1,948,753		103,846

LIABILITIES:
Payable for investments purchased	1	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	1,023	0	0	0	0		0

Total liabilities	1,024	0	0	0	0		0

NET ASSETS	$8,593,718	$1,321,624	$74,129	$261,955	$1,948,753	$	103,846

NET ASSETS REPRESENTED BY:
Accumulation units	$8,593,718	$1,321,624	$74,129	$261,955	$1,948,753	$	103,846

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	264,577	49,320	6,236	5,703	34,778		7369

UNIT VALUE (ACCUMULATION)	$32.48	$26.80	$11.89	$45.93	$56.03	$	14.09

(1) Cost of investments:	$7,706,325	$1,428,668	$74,129	$200,380	$1,395,231	$	103,776
Shares of investments:	494,176	110,135	8,209	10,289	41,702		7,045

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$48,362	$393,994	$519,142	$75,557	$8,914	$	617,757
Receivable Dividends and Other	-	-	0	-	-		-
Receivable Units of the Account Sold	0	0	0	0	0		0

Total assets	48,362	393,994	519,142	75,557	8,914		617,757

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	0	0	0	0		0

Total liabilities	0	0	0	0	0		0

NET ASSETS	$48,362	$393,994	$519,142	$75,557	$8,914	$	617,757

NET ASSETS REPRESENTED BY:
Accumulation units	$48,362	$393,994	$519,142	$75,557	$8,914	$	617,757

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	1,085	15,314	7,614	3,864	768		43,284

UNIT VALUE (ACCUMULATION)	$44.57	$25.73	$68.18	$19.55	$11.61	$	14.27

(1) Cost of investments:	$43,430	$362,799	$416,622	$62,740	$8,502	$	571,355
Shares of investments:	481	28,717	13,922	4,385	943		97,285

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND		GREAT-WEST GLOBAL BOND FUND

ASSETS:
Investments at fair value (1)	$344,899	$3,871,774	$1,095,707	$2,775,936	$96,317	$	1,696,169
Receivable Dividends and Other	-	0	0	-	-		-
Receivable Units of the Account Sold	0	407	0	0	0		329

Total assets	344,899	3,872,181	1,095,707	2,775,936	96,317		1,696,498

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	407	0	0	0		328

Total liabilities	0	407	0	0	0		328

NET ASSETS	$344,899	$3,871,774	$1,095,707	$2,775,936	$96,317	$	1,696,170

NET ASSETS REPRESENTED BY:
Accumulation units	$344,899	$3,871,774	$1,095,707	$2,775,936	$96,317	$	1,696,170

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	5,682	235,020	89,920	163,551	8,030		108,933

UNIT VALUE (ACCUMULATION)	$60.70	$16.47	$12.19	$16.97	$11.99	$	15.57

(1) Cost of investments:	$323,032	$3,712,199	$1,049,700	$2,615,736	$87,150	$	1,645,879
Shares of investments:	28,766	256,070	132,013	240,341	8,740		201,206

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS

ASSETS:
Investments at fair value (1)	$23,576,721	$660,044	$3,266,900	$5,286,269	$179,522	$	2,403,427
Receivable Dividends and Other	6	-	-	-	0		-
Receivable Units of the Account Sold	983	0	323	0	546		0

Total assets	23,577,711	660,044	3,267,224	5,286,269	180,068		2,403,427

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	984	0	323	0	546		0

Total liabilities	984	0	323	0	546		0

NET ASSETS	$23,576,727	$660,044	$3,266,900	$5,286,269	$179,522	$	2,403,427

NET ASSETS REPRESENTED BY:
Accumulation units	$23,576,727	$660,044	$3,266,900	$5,286,269	$179,522	$	2,403,427

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	1,744,168	57,941	224,701	339,634	2,956		216,382

UNIT VALUE (ACCUMULATION)	$13.52	$11.39	$14.54	$15.56	$60.73	$	11.11

(1) Cost of investments:	$23,576,721	$658,781	$3,153,886	$5,058,272	$187,807	$	2,280,371
Shares of investments:	23,576,721	63,102	261,352	439,424	17,531		233,796

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND

ASSETS:
Investments at fair value (1)	$1,624,754	$675,423	$4,742,897	$2,376,708	$1,756,915	$	1,423,547
Receivable Dividends and Other	-	-	-	0	-		-
Receivable Units of the Account Sold	0	1,109	5,091	5,347	754		2,424

Total assets	1,624,754	676,532	4,747,988	2,382,055	1,757,669		1,425,971

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	1,109	5,091	5,347	754		2,424

Total liabilities	0	1,109	5,091	5,347	754		2,424

NET ASSETS	$1,624,754	$675,423	$4,742,897	$2,376,708	$1,756,915	$	1,423,547

NET ASSETS REPRESENTED BY:
Accumulation units	$1,624,754	$675,423	$4,742,897	$2,376,708	$1,756,915	$	1,423,547

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	114,734	46,508	316,780	152,970	109,852		86,651

UNIT VALUE (ACCUMULATION)	$14.16	$14.52	$14.97	$15.54	$15.99	$	16.43

(1) Cost of investments:	$1,512,412	$649,845	$4,337,227	$2,230,003	$1,628,070	$	1,337,505
Shares of investments:	110,004	58,377	305,993	199,054	115,815		119,726

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$1,169,931	$415,345	$394,324	$105,139	$338,360	$	82,569
Receivable Dividends and Other	-	-	-	-	-		-
Receivable Units of the Account Sold	1,440	2	0	199	0		0

Total assets	1,171,370	415,347	394,324	105,338	338,360		82,569

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	1,440	2	0	199	0		0

Total liabilities	1,440	2	0	199	0		0

NET ASSETS	$1,169,931	$415,345	$394,324	$105,139	$338,360	$	82,569

NET ASSETS REPRESENTED BY:
Accumulation units	$1,169,931	$415,345	$394,324	$105,139	$338,360	$	82,569

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	71,070	24,981	23,964	7,557	25,583		6,070

UNIT VALUE (ACCUMULATION)	$16.46	$16.63	$16.45	$13.91	$13.23	$	13.60

(1) Cost of investments:	$1,066,550	$382,020	$369,697	$99,332	$330,115	$	80,761
Shares of investments:	77,121	33,577	21,246	8,452	47,859		10,807

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SHORT DURATION BOND FUND

ASSETS:
Investments at fair value (1)	$1,401,224	$403,237	$301,374	$7,744,324	$469,019	$	6,957,530
Receivable Dividends and Other	-	-	-	0	0		-
Receivable Units of the Account Sold	20	0	85	1,653	1,167		16

Total assets	1,401,244	403,237	301,460	7,745,976	470,187		6,957,546

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	20	0	85	1,653	1,167		16

Total liabilities	20	0	85	1,653	1,167		16

NET ASSETS	$1,401,224	$403,237	$301,374	$7,744,324	$469,019	$	6,957,530

NET ASSETS REPRESENTED BY:
Accumulation units	$1,401,224	$403,237	$301,374	$7,744,324	$469,019	$	6,957,530

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	110,580	8,703	22,273	353,307	25,363		447,403

UNIT VALUE (ACCUMULATION)	$12.67	$46.33	$13.53	$21.92	$18.49	$	15.55

(1) Cost of investments:	$1,356,310	$377,120	$306,009	$7,361,985	$431,159	$	6,689,774
Shares of investments:	156,561	27,676	27,751	436,546	36,671		646,010

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND

ASSETS:
Investments at fair value (1)	$1,031,759	$2,881,634	$3,947,080	$345,905	$24,951	$	1,418,213
Receivable Dividends and Other	-	0	-	0	0		-
Receivable Units of the Account Sold	0	0	0	0	0		0

Total assets	1,031,759	2,881,634	3,947,080	345,905	24,951		1,418,213

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	0	0	0	0		0

Total liabilities	0	0	0	0	0		0

NET ASSETS	$1,031,759	$2,881,634	$3,947,080	$345,905	$24,950	$	1,418,213

NET ASSETS REPRESENTED BY:
Accumulation units	$1,031,759	$2,881,634	$3,947,080	$345,905	$24,950	$	1,418,213

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	22,846	41,686	158,661	20,176	796		35,603

UNIT VALUE (ACCUMULATION)	$45.16	$69.13	$24.88	$17.14	$31.34	$	39.83

(1) Cost of investments:	$851,238	$2,153,575	$3,750,032	$277,712	$26,489	$	1,531,199
Shares of investments:	35,517	77,422	305,738	12,615	820		96,543

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	JANUS HENDERSON VIT BALANCED PORTFOLIO		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO

ASSETS:
Investments at fair value (1)	$70,716	$3,912,685	$395,227	$128,922	$3,426,074	$	775,992
Receivable Dividends and Other	0	0	-	0	0		-
Receivable Units of the Account Sold	0	1	0	0	0		99

Total assets	70,716	3,912,686	395,227	128,922	3,426,074		776,091

LIABILITIES:
Payable for investments purchased	1	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	1	0	0	0	0		99

Total liabilities	1	0	0	0	0		99

NET ASSETS	$70,714	$3,912,686	$395,227	$128,922	$3,426,074	$	775,992

NET ASSETS REPRESENTED BY:
Accumulation units	$70,714	$3,912,686	$395,227	$128,922	$3,426,074	$	775,992

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	1,517	175,150	12,817	2,638	79,056		41,255

UNIT VALUE (ACCUMULATION)	$46.61	$22.34	$30.84	$48.87	$43.34	$	18.81

(1) Cost of investments:	$57,098	$3,327,123	$435,300	$89,774	$2,981,169	$	663,615
Shares of investments:	2,099	92,020	37,391	3,527	78,616		8,237

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT FORTY PORTFOLIO	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$2,760,057	$2,763,301	$318,961	$2,347,486	$70,414	$	221,769
Receivable Dividends and Other	0	-	-	-	-		-
Receivable Units of the Account Sold	0	0	0	836	0		0

Total assets	2,760,058	2,763,301	318,962	2,348,322	70,414		221,769

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	0	0	836	0		0

Total liabilities	0	0	0	836	0		0

NET ASSETS	$2,760,058	$2,763,301	$318,962	$2,347,486	$70,414	$	221,769

NET ASSETS REPRESENTED BY:
Accumulation units	$2,760,058	$2,763,301	$318,962	$2,347,486	$70,414	$	221,769

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	86,566	31,742	15,925	25,413	1,928		8,377

UNIT VALUE (ACCUMULATION)	$31.88	$87.06	$20.03	$92.37	$36.52	$	26.47

(1) Cost of investments:	$2,609,142	$2,012,886	$242,862	$1,650,124	$56,995	$	146,864
Shares of investments:	216,475	48,479	5,014	115,412	1,843		4,700

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES TOTAL RETURN PORTFOLIO	MFS VIT GROWTH SERIES	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MFS VIT III GLOBAL REAL ESTATE PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$21,014	$17,812	$470,317	$15,983	$35,294	$	5,633
Receivable Dividends and Other	-	-	-	-	-		-
Receivable Units of the Account Sold	5	0	0	0	0		0

Total assets	21,019	17,812	470,317	15,983	35,294		5,633

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	5	0	0	0	0		0

Total liabilities	5	0	0	0	0		0

NET ASSETS	$21,014	$17,812	$470,317	$15,983	$35,294	$	5,633

NET ASSETS REPRESENTED BY:
Accumulation units	$21,014	$17,812	$470,317	$15,983	$35,294	$	5,633

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	1,785	1,009	37,685	1,175	2,610		425

UNIT VALUE (ACCUMULATION)	$11.77	$17.65	$12.48	$13.60	$13.52	$	13.25

(1) Cost of investments:	$20,962	$15,126	$442,612	$15,438	$32,574	$	5,125
Shares of investments:	1,211	241	29,230	1,465	2,356		656

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MFS VIT MID CAP GROWTH SERIES	MFS VIT RESEARCH SERIES	MFS VIT TOTAL RETURN BOND SERIES	MFS VIT VALUE SERIES	NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$482,217	$63,561	$4,348,168	$520,469	$16,296	$	207,746
Receivable Dividends and Other	-	-	-	-	-		0
Receivable Units of the Account Sold	4	0	11	0	0		0

Total assets	482,221	63,561	4,348,179	520,469	16,296		207,746

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	4	0	11	0	0		0

Total liabilities	4	0	11	0	0		0

NET ASSETS	$482,217	$63,561	$4,348,168	$520,469	$16,296	$	207,746

NET ASSETS REPRESENTED BY:
Accumulation units	$482,217	$63,561	$4,348,168	$520,469	$16,296	$	207,746

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	21,812	3,274	359,044	32,983	389		8,265

UNIT VALUE (ACCUMULATION)	$22.11	$19.41	$12.11	$15.78	$41.89	$	25.14

(1) Cost of investments:	$442,941	$57,001	$4,034,331	$507,466	$10,673	$	205,083
Shares of investments:	38,150	1,934	307,944	25,513	409		13,490

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	PIMCO VIT GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO

ASSETS:
Investments at fair value (1)	$149,704	$317,558	$313,151	$8,295,890	$499,006	$	4,802,577
Receivable Dividends and Other	0	-	-	-	-		0
Receivable Units of the Account Sold	0	0	0	0	10		0

Total assets	149,704	317,558	313,151	8,295,890	499,015		4,802,577

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	1	0	0	10		0

Total liabilities	0	1	0	0	10		0

NET ASSETS	$149,704	$317,558	$313,151	$8,295,890	$499,006	$	4,802,577

NET ASSETS REPRESENTED BY:
Accumulation units	$149,704	$317,558	$313,151	$8,295,890	$499,006	$	4,802,577

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	3,168	27,025	11,015	510,292	23,871		208,750

UNIT VALUE (ACCUMULATION)	$47.26	$11.75	$28.43	$16.26	$20.90	$	23.01

(1) Cost of investments:	$122,324	$317,416	$301,267	$8,237,631	$456,454	$	4,568,263
Shares of investments:	4,878	26,051	39,095	799,219	35,848		414,372

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIONEER REAL ESTATE SHARES VCT PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND		PUTNAM VT HIGH YIELD FUND

ASSETS:
Investments at fair value (1)	$75,150	$878,504	$13,866	$28,448	$1,665,959	$	658,908
Receivable Dividends and Other	-	-	-	-	-		-
Receivable Units of the Account Sold	0	61	0	0	93		0

Total assets	75,150	878,565	13,866	28,448	1,666,052		658,908

LIABILITIES:
Payable for investments purchased	0	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	0	61	0	0	93		0

Total liabilities	0	61	0	0	93		0

NET ASSETS	$75,150	$878,504	$13,866	$28,448	$1,665,959	$	658,908

NET ASSETS REPRESENTED BY:
Accumulation units	$75,150	$878,504	$13,866	$28,448	$1,665,959	$	658,908

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	6,361	19,271	944	1,935	62,178		24,212

UNIT VALUE (ACCUMULATION)	$11.81	$45.59	$14.69	$14.70	$26.79	$	27.21

(1) Cost of investments:	$106,241	$793,191	$12,232	$23,710	$1,599,071	$	652,153
Shares of investments:	9,849	34,064	761	1,321	111,734		104,589

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT SMALL CAP VALUE FUND	PUTNAM VT SUSTAINABLE FUTURE FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II

ASSETS:
Investments at fair value (1)	$8,587	$247,390	$3,549	$239,827	$74,073	$	2,250,138
Receivable Dividends and Other	-	-	0	-	-		-
Receivable Units of the Account Sold	152	12	0	0	0		331

Total assets	8,739	247,402	3,549	239,827	74,073		2,250,468

LIABILITIES:
Payable for investments purchased	1	0	0	0	0		0
Payable for policy-related transactions	0	0	0	0	0		0
Other payables	153	12	0	0	0		331

Total liabilities	154	12	0	0	0		331

NET ASSETS	$8,585	$247,390	$3,549	$239,827	$74,073	$	2,250,138

NET ASSETS REPRESENTED BY:
Accumulation units	$8,585	$247,390	$3,549	$239,827	$74,073	$	2,250,138

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	682	18,732	263	3,541	3,719		89,785

UNIT VALUE (ACCUMULATION)	$12.59	$13.21	$13.49	$67.73	$19.92	$	25.06

(1) Cost of investments:	$8,491	$244,525	$3,069	$172,284	$85,994	$	1,910,448
Shares of investments:	749	23,902	348	10,162	10,217		46,414

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	VICTORY RS SMALL CAP GROWTH EQUITY VIP

ASSETS:
Investments at fair value (1)	$74,105	$1,175,142	$14,348
Receivable Dividends and Other	0	-	-
Receivable Units of the Account Sold	0	0	0

Total assets	74,105	1,175,142	14,348

LIABILITIES:
Payable for investments purchased	1	0	0
Payable for policy-related transactions	0	0	0
Other payables	1	0	0

Total liabilities	2	0	0

NET ASSETS	$74,103	$1,175,142	$14,348

NET ASSETS REPRESENTED BY:
Accumulation units	$74,103	$1,175,142	$14,348

Contracts in payout phase

ACCUMULATION UNITS OUTSTANDING	1,190	21,962	860

UNIT VALUE (ACCUMULATION)	$62.27	$53.51	$16.68

(1) Cost of investments:	$56,704	$944,526	$13,587
Shares of investments:	4,387	52,275	721

The accompanying notes are an integral part of these financial statements.	(Concluded)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		ALGER SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP CAPITAL APPRECIATION FUND	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND

INVESTMENT INCOME:
Dividends	$	6,373	$0	$44,979	$348	$6,451	$18,290

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)		6,373	0	44,979	348	6,451	18,290

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		81,933	(131)	16,468	1,956	833	(78,484)
Realized gain distributions		42,755	39,785	-	1,049	-	26,929

Net realized gain (loss) on investments		124,689	39,653	16,468	3,005	833	(51,555)

Change in net unrealized appreciation (depreciation) on investments		183,886	105,311	212,208	15,138	122,533	(52,636)

Net realized and unrealized gain (loss) on investments		308,574	144,964	228,676	18,143	123,365	(104,191)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	314,947	$144,964	$273,655	$18,490	$129,816	$(85,901)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH AND INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND
				(1)

INVESTMENT INCOME:
Dividends	$	278	$10,864	$3	$3,063	$1,132	$111

EXPENSES:
Mortality and expense risk					0	(0)

NET INVESTMENT INCOME (LOSS)		278	10,864	3	3,063	1,132	111

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(788)	220,523	0	(14,865)	37,617	58
Realized gain distributions		10,374	79,253	-	-	16,707	457

Net realized gain (loss) on investments		9,586	299,776	0	(14,865)	54,324	515

Change in net unrealized appreciation (depreciation) on investments		35,617	1,199,160	30	77,418	327,225	1,160

Net realized and unrealized gain (loss) on investments		45,203	1,498,936	30	62,553	381,549	1,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	45,480	$1,509,800	$33	$65,616	$382,682	$1,786

		(1) For the period of September, 21 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BLACKROCK HIGH YIELD VI FUND	BNY MELLON STOCK INDEX FUND	BNY MELLON VIF INTERNATIONAL EQUITY PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
	(1)		(2)

INVESTMENT INCOME:
Dividends	$-	$455,139	$165	$367	$(0)	$1,143

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)		455,139	165	367	(0)	1,143

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(0)	4,297,754	(5,022)	(1,229)	(20,842)	(18,139)
Realized gain distributions	-	2,040,039	-	1,935	30,747	7,874

Net realized gain (loss) on investments	(0)	6,337,793	(5,022)	706	9,905	(10,265)

Change in net unrealized appreciation (depreciation) on investments	39	(1,745,622)	(83)	16,532	79,274	60,487

Net realized and unrealized gain (loss) on investments	39	4,592,171	(5,105)	17,238	89,178	50,222

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39	$5,047,310	$(4,940)	$17,605	$89,178	$51,365

	(1) For the period of September 21, 2020 to December 31, 2020.
	(2) For the period of January 1, 2020 to May 4, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DAVIS FINANCIAL PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DWS CROCI® U.S. VIP
			(1)	(2)

INVESTMENT INCOME:
Dividends	$496	$882	$-	$4,217	$1,493	$3,042

EXPENSES:
Mortality and expense risk	0					0

NET INVESTMENT INCOME (LOSS)	496	882		4,217	1,493	3,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(8,468)	(458)	2,392	4,973	(31,421)	(24,161)
Realized gain distributions	2,157	3,528	-	5,945	8,515	6,881

Net realized gain (loss) on investments	(6,310)	3,071	2,392	10,918	(22,906)	(17,279)

Change in net unrealized appreciation (depreciation) on investments	676	10,477	745	(1,393)	33,629	(34,924)

Net realized and unrealized gain (loss) on investments	(5,634)	13,548	3,137	9,525	10,723	(52,203)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,138)	$14,430	$3,137	$13,742	$12,217	$(49,161)

	(1) For the period of December 11, 2020 to December 31, 2020.
	(2) For the period January 1, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS HIGH INCOME VIP	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP VALUE VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HERMES KAUFMANN FUND II	FIDELITY VIP CONTRAFUND PORTFOLIO
				(1)

INVESTMENT INCOME:
Dividends	$6,297	$73,566	$24,031	$4	$(0)	$1,108

EXPENSES:
Mortality and expense risk	0

NET INVESTMENT INCOME (LOSS)	6,297	73,566	24,031	4	(0)	1,108

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(529)	(439,587)	(200,294)	(0)	10,441	20,255
Realized gain distributions	-	680,790	139,676	-	20,889	7,674

Net realized gain (loss) on investments	(529)	241,204	(60,618)	(0)	31,329	27,928

Change in net unrealized appreciation (depreciation) on investments	5,725	729,224	98,579	-	35,357	390,638

Net realized and unrealized gain (loss) on investments	5,195	970,427	37,961	(0)	66,687	418,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,492	$1,043,993	$61,993	$4	$66,687	$419,674

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO
	(1)

INVESTMENT INCOME:
Dividends	$-	$492	$7,491	$2,008	$419	$163

EXPENSES:
Mortality and expense risk		(0)

NET INVESTMENT INCOME (LOSS)		492	7,491	2,008	419	163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(0)	532,153	1,269	(17,108)	(2,216)	0
Realized gain distributions	-	99,438	138	-	1,063	-

Net realized gain (loss) on investments	(0)	631,591	1,408	(17,108)	(1,153)	0

Change in net unrealized appreciation (depreciation) on investments	70	(198,477)	21,665	85,041	6,740	418

Net realized and unrealized gain (loss) on investments	70	433,113	23,073	67,933	5,587	418

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70	$433,605	$30,564	$69,941	$6,006	$581

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND

INVESTMENT INCOME:
Dividends	$7,841	$6,650	$45,383	$20,859	$69,618	$1,729

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	7,841	6,650	45,383	20,859	69,618	1,729

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(39,574)	(7,473)	36,122	(2,634)	6,379	4,246
Realized gain distributions	16,024	6,835	51,027	6,055	13,787	-

Net realized gain (loss) on investments	(23,550)	(638)	87,149	3,421	20,166	4,246

Change in net unrealized appreciation (depreciation) on investments	82,182	27,902	43,347	57,529	115,548	8,893

Net realized and unrealized gain (loss) on investments	58,632	27,264	130,496	60,950	135,714	13,139

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,473	$33,914	$175,879	$81,809	$205,332	$14,868

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND
			(1)

INVESTMENT INCOME:
Dividends	$19,098	$39,781	$-	$46,604	$46,481	$3,681

EXPENSES:
Mortality and expense risk		0			0

NET INVESTMENT INCOME (LOSS)	19,098	39,781		46,604	46,481	3,681

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(84,636)	-	(0)	2,334	(124,916)	11,452
Realized gain distributions	-	-	-	13,024	58,459	39,576

Net realized gain (loss) on investments	(84,636)		(0)	15,358	(66,457)	51,028

Change in net unrealized appreciation (depreciation) on investments	107,874	(0)	1,262	113,043	477,433	(8,068)

Net realized and unrealized gain (loss) on investments	23,239	(0)	1,262	128,400	410,976	42,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,337	$39,781	$1,262	$175,005	$457,457	$46,640

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND

INVESTMENT INCOME:
Dividends	$24,248	$25,765	$11,670	$78,029	$42,618	$26,962

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	24,248	25,765	11,670	78,029	42,618	26,962

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(99,177)	(3,620)	(1,431)	(107,401)	109	(40,787)
Realized gain distributions	81,864	23,963	18,397	114,284	83,477	58,146

Net realized gain (loss) on investments	(17,312)	20,343	16,966	6,883	83,586	17,359

Change in net unrealized appreciation (depreciation) on investments	48,064	114,783	37,059	368,581	160,749	152,055

Net realized and unrealized gain (loss) on investments	30,752	135,126	54,025	375,464	244,335	169,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,000	$160,890	$65,695	$453,493	$286,953	$196,375

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST MID CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$22,547	$16,849	$7,116	$5,520	$681

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	22,547	16,849	7,116	5,520	681

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(52,521)	(23,882)	(7,395)	12,441	(4,700)
Realized gain distributions	46,330	40,287	17,937	19,656	42

Net realized gain (loss) on investments	(6,191)	16,405	10,542	32,097	(4,658)

Change in net unrealized appreciation (depreciation) on investments	104,751	97,041	32,318	24,903	2,734

Net realized and unrealized gain (loss) on investments	98,560	113,445	42,861	57,000	(1,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$121,106	$130,294	$49,976	$62,520	$(1,243)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND

INVESTMENT INCOME:
Dividends	$4,448	$1,487	$12,911	$10,992	$3,246	$52,112

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	4,448	1,487	12,911	10,992	3,246	52,112

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5,027)	(10,144)	(14,997)	7,952	(32,084)	(205,688)
Realized gain distributions	5,414	4,971	17,671	2,090	-	273,013

Net realized gain (loss) on investments	387	(5,173)	2,674	10,042	(32,084)	67,325

Change in net unrealized appreciation (depreciation) on investments	28,315	8,941	49,343	(2,849)	(14,934)	358,590

Net realized and unrealized gain (loss) on investments	28,702	3,768	52,017	7,193	(47,018)	425,915

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,150	$5,255	$64,929	$18,185	$(43,772)	$478,027

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND

INVESTMENT INCOME:
Dividends	$	2,899	$136,776	$(0)	$26	$28,600	$2,995

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)		2,899	136,776	(0)	26	28,600	2,995

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		15,946	34,935	(4,987)	83,374	3,820	(165)
Realized gain distributions		20,260	20,849	2,650	76,298	3,177	6,785

Net realized gain (loss) on investments		36,205	55,785	(2,337)	159,671	6,996	6,620

Change in net unrealized appreciation (depreciation) on investments		37,589	136,896	87,234	253,316	154,398	69,224

Net realized and unrealized gain (loss) on investments		73,795	192,680	84,897	412,987	161,395	75,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	76,694	$329,456	$84,897	$413,013	$189,995	$78,840

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND

INVESTMENT INCOME:
Dividends	$309	$62,070	$202	$81,891	$2,585	$0

EXPENSES:
Mortality and expense risk		0	(0)

NET INVESTMENT INCOME (LOSS)	309	62,070	202	81,891	2,585	0

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(431)	(1,264)	1,058	4,925	(11,273)	4,610
Realized gain distributions	5,330	34,669	1,536	78,896	73,180	9,380

Net realized gain (loss) on investments	4,899	33,405	2,593	83,820	61,906	13,989

Change in net unrealized appreciation (depreciation) on investments	(1,117)	(211,828)	6,344	282,282	(20,425)	24,515

Net realized and unrealized gain (loss) on investments	3,782	(178,423)	8,937	366,102	41,481	38,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,091	$(116,353)	$9,139	$447,993	$44,066	$38,504

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT FORTY PORTFOLIO	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$63,154	$645	$69,087	$21,507	$4,624	$64

EXPENSES:
Mortality and expense risk	(0)					(0)

NET INVESTMENT INCOME (LOSS)	63,154	645	69,087	21,507	4,624	64

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	48,227	(13,822)	80,698	264,432	135,018	200,634
Realized gain distributions	22,654	40,275	-	202,519	40,769	184,402

Net realized gain (loss) on investments	70,881	26,453	80,698	466,951	175,787	385,036

Change in net unrealized appreciation (depreciation) on investments	190,957	71,828	111,215	520,024	(45,828)	451,940

Net realized and unrealized gain (loss) on investments	261,838	98,281	191,914	986,975	129,958	836,976

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$324,992	$98,926	$261,000	$1,008,482	$134,582	$837,040

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	LORD ABBETT SERIES TOTAL RETURN PORTFOLIO	MFS VIT GROWTH SERIES	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
					(1)

INVESTMENT INCOME:
Dividends	$788	$(0)	$484	$-	$-	$	113

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	788	(0)	484				113

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(65)	2,401	153	204	5,862		(40)
Realized gain distributions	-	19,655	385	1,073	-		1,029

Net realized gain (loss) on investments	(65)	22,057	538	1,277	5,862		989

Change in net unrealized appreciation (depreciation) on investments	9,052	72,001	25	2,456	27,706		883

Net realized and unrealized gain (loss) on investments	8,986	94,058	562	3,733	33,567		1,871

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,775	$94,058	$1,046	$3,733	$33,567	$	1,985

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MFS VIT III GLOBAL REAL ESTATE PORTFOLIO	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT MID CAP GROWTH SERIES	MFS VIT RESEARCH SERIES	MFS VIT TOTAL RETURN BOND SERIES	MFS VIT VALUE SERIES
	(1)		(2)

INVESTMENT INCOME:
Dividends	$-	$66	$-	$433	$145,934	$7,379

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)		66		433	145,934	7,379

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,010	(32)	818	114	(1,764)	(2,115)
Realized gain distributions	-	224	115	2,389	-	20,680

Net realized gain (loss) on investments	1,010	192	933	2,503	(1,764)	18,565

Change in net unrealized appreciation (depreciation) on investments	2,720	477	39,275	6,452	188,308	(11,585)

Net realized and unrealized gain (loss) on investments	3,730	669	40,208	8,955	186,545	6,980

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,730	$735	$40,208	$9,389	$332,479	$14,358

	(1) For the period of September 21, 2020 to December 31, 2020.
	(2) For the period of April 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	PIMCO VIT GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$(0)	$742	$797	$137	$12,366	$	98,340

EXPENSES:
Mortality and expense risk			0

NET INVESTMENT INCOME (LOSS)	(0)	742	797	137	12,366		98,340

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,649	(865)	(611)	5	(34)		(5,147)
Realized gain distributions	765	-	5,476	-	-		-

Net realized gain (loss) on investments	2,414	(865)	4,866	5	(34)		(5,147)

Change in net unrealized appreciation (depreciation) on investments	4,018	9,864	20,663	81	3,727		147,464

Net realized and unrealized gain (loss) on investments	6,432	8,999	25,529	86	3,693		142,317

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,432	$9,741	$26,326	$223	$16,059	$	240,657

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER REAL ESTATE SHARES VCT PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND

INVESTMENT INCOME:
Dividends	$	5,766	$93,330	$1,203	$10,154	$107	$124

EXPENSES:
Mortality and expense risk			(0)

NET INVESTMENT INCOME (LOSS)		5,766	93,330	1,203	10,154	107	124

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		4,733	(1,702)	(6,358)	939	45	1,015
Realized gain distributions		-	48,083	16,613	35,371	97	263

Net realized gain (loss) on investments		4,733	46,381	10,255	36,310	142	1,278

Change in net unrealized appreciation (depreciation) on investments		32,865	211,006	(19,233)	25,440	1,322	1,608

Net realized and unrealized gain (loss) on investments		37,598	257,387	(8,978)	61,750	1,464	2,886

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	43,364	$350,717	$(7,775)	$71,904	$1,571	$3,010

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT HIGH YIELD FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT SMALL CAP VALUE FUND	PUTNAM VT SUSTAINABLE FUTURE FUND
					(1)

INVESTMENT INCOME:
Dividends	$	170	$35,355	$39,969	$-	$37	$546

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)		170	35,355	39,969		37	546

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(402)	(2,408)	14,338	159	(92)	3,074
Realized gain distributions		3,753	-	7,418	-	-	9,185

Net realized gain (loss) on investments		3,352	(2,408)	21,756	159	(92)	12,259

Change in net unrealized appreciation (depreciation) on investments		66,379	(1,605)	(34,984)	2,865	320	68,145

Net realized and unrealized gain (loss) on investments		69,731	(4,013)	(13,228)	3,024	229	80,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	69,901	$31,342	$26,741	$3,024	$265	$80,950

		(1) For the period of April 16, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	VICTORY RS SMALL CAP GROWTH EQUITY VIP

INVESTMENT INCOME:
Dividends	$543	$-	$1,269	$9,573	$-

EXPENSES:
Mortality and expense risk

NET INVESTMENT INCOME (LOSS)	543		1,269	9,573

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(33,778)	308,780	93	(59,850)	107
Realized gain distributions	1,157	69,090	1,906	-	1,979

Net realized gain (loss) on investments	(32,621)	377,870	1,999	(59,850)	2,086

Change in net unrealized appreciation (depreciation) on investments	(5,446)	(13,258)	8,322	300,382	2,166

Net realized and unrealized gain (loss) on investments	(38,068)	364,613	10,321	240,532	4,252

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(37,525)	$364,613	$11,590	$250,105	$4,252

The accompanying notes are an integral part of these financial statements.	(Concluded)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP CAPITAL APPRECIATION FUND		AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,373	$-	$0	$52,133	$44,979	$16,110
Net realized gain (loss) on investments	124,689	26,213	39,653		16,468	(1,846)
Change in net unrealized appreciation (depreciation) on investments	183,886	103,475	105,311	27,762	212,208	42,470

Increase (decrease) in net assets resulting from operations	314,947	129,688	144,964	79,895	273,655	56,734

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	12	89,627	12	-
Transfers for contract benefits and terminations	(5,063)	(5,332)	(5,202)	(16,548)	(30,507)	(8,005)
Net transfers	(108,621)	(44,080)	(781)	20,162	2,526,711	61,317
Contract maintenance charges		(168)		(240)		(326)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(113,683)	(49,580)	(5,971)	93,001	2,496,216	52,986

Total increase (decrease) in net assets	201,264	80,108	138,993	172,896	2,769,871	109,720

NET ASSETS:
Beginning of period	535,591	455,483	346,571	173,675	753,733	644,013

End of period	$736,855	$535,591	$485,564	$346,571	$3,523,604	$753,733

CHANGES IN UNITS OUTSTANDING:
Units issued	457	116	54	7,397	269,880	8,969
Units redeemed	(899)	(366)	(373)	(1,208)	(46,653)	(4,220)

Net increase (decrease)	(442)	(250)	(319)	6,189	223,227	4,749

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND			AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND			AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP ULTRA FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
		2020	2019		2020	2019		2020	2019	2019	2019
						(1)				(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	348	$504	$	6,451	$392	$	18,290	$23,068
Net realized gain (loss) on investments		3,005	3,264		833	54		(51,555)	86,208	5,446	(1)
Change in net unrealized appreciation (depreciation) on investments		15,138	10,313		122,533	3,178		(52,636)	139,548		2

Increase (decrease) in net assets resulting from operations		18,490	14,081		129,816	3,624		(85,901)	248,824	5,446	1

CONTRACT TRANSACTIONS:
Proceeds from units sold		-	-		13,982	21,502		523,211	102,379
Transfers for contract benefits and terminations		(915)	(1,135)		(1,181)	(1,003)		(19,197)	(20,989)		(22)
Net transfers		(9,488)	(5,226)		1,460,875	13,205		(385,489)	73,532	(5,446)
Contract maintenance charges			(22)			(30)		(47)	(473)
Other, net		-	-		-	-		-	(45,712)

Increase (decrease) in net assets resulting from contract transactions		(10,403)	(6,383)		1,473,676	33,674		118,479	108,737	(5,446)

Total increase (decrease) in net assets		8,088	7,698		1,603,493	37,298		32,577	357,561	-	(21)

NET ASSETS:
Beginning of period		59,233	51,535		37,298	-		1,201,858	844,297		21

End of period	$	67,321	$59,233	$	1,640,791	$37,298	$	1,234,435	$1,201,858	-	-

CHANGES IN UNITS OUTSTANDING:
Units issued		801	58		132,386	3,563		15,404	5,616	20,333
Units redeemed		(1,167)	(500)		(2,325)	(500)		(14,996)	(3,062)	(20,333)	(1)

Net increase (decrease)		(366)	(442)		130,060	3,063		408	2,554	-	(1)

	(1) For the period March 13, 2019 to December 31, 2019.
	(2) For the period November 26, 2019 to December 5, 2019. (3) For the period January 1, 2019 to November 25, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND			AMERICAN FUNDS IS GROWTH FUND			AMERICAN FUNDS IS GROWTH AND INCOME FUND
		2020	2019		2020	2019		2020
								(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	278	$281	$	10,864	$25,252	$	3
Net realized gain (loss) on investments		9,586	7,926		299,776	347,342		0
Change in net unrealized appreciation (depreciation) on investments		35,617	34,419		1,199,160	440,374		30

Increase (decrease) in net assets resulting from operations		45,480	42,626		1,509,800	812,968		33

CONTRACT TRANSACTIONS:
Proceeds from units sold		9,816	19,237		114,798	275,635		12
Transfers for contract benefits and terminations		(2,865)	(3,791)		(42,041)	(483,843)		(5)
Net transfers		(28,687)	(6,638)		(612,258)	659,721		289
Contract maintenance charges			(92)			(1,336)
Other, net		-	-		11,395	(17,243)		-

Increase (decrease) in net assets resulting from contract transactions		(21,736)	8,716		(528,105)	432,934		296

Total increase (decrease) in net assets		23,744	51,342		981,695	1,245,902		329

NET ASSETS:
Beginning of period		176,976	125,634		3,640,047	2,394,145

End of period	$	200,720	$176,976	$	4,621,742	$3,640,047	$	329

CHANGES IN UNITS OUTSTANDING:
Units issued		1,313	3,461		21,551	39,326		25
Units redeemed		(2,493)	(2,838)		(40,354)	(23,398)		(1)

Net increase (decrease)		(1,180)	623		(18,803)	15,928		24

		(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,063	$7,764	$1,132	$14,618	$111	$63
Net realized gain (loss) on investments	(14,865)	85,333	54,324	56,158	515	(1,007)
Change in net unrealized appreciation (depreciation) on investments	77,418	110,512	327,225	337,019	1,160	2,745

Increase (decrease) in net assets resulting from operations	65,616	203,609	382,682	407,795	1,786	1,801

CONTRACT TRANSACTIONS:
Proceeds from units sold	585,352	118,771	137,139	54,426	153,988	-
Transfers for contract benefits and terminations	(5,252)	(139,137)	(21,103)	(45,601)	(203)	(202)
Net transfers	(19,253)	(1,146,198)	15,875	(348,676)	(2,643)	(17,343)
Contract maintenance charges		(421)		(518)	(11)	(9)
Other, net	3,811	(4,130)	1,905	(1,944)	-	-

Increase (decrease) in net assets resulting from contract transactions	564,658	(1,171,115)	133,816	(342,313)	151,132	(17,554)

Total increase (decrease) in net assets	630,274	(967,506)	516,498	65,482	152,918	(15,753)

NET ASSETS:
Beginning of period	501,335	1,468,841	1,633,271	1,567,789	5,151	20,904

End of period	$1,131,609	$501,335	$2,149,769	$1,633,271	$158,069	$5,151

CHANGES IN UNITS OUTSTANDING:
Units issued	41,306	15,342	15,271	4,633	9,798	1,309
Units redeemed	(9,416)	(99,917)	(11,078)	(20,079)	(53)	(2,825)

Net increase (decrease)	31,890	(84,575)	4,193	(15,446)	9,745	(1,516)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		BLACKROCK HIGH YIELD VI FUND	BNY MELLON STOCK INDEX FUND			BNY MELLON VIF INTERNATIONAL EQUITY PORTFOLIO
		2020	2020	2019		2020		2019
		(1)				(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$		$455,139	$484,400	$	165	$	268
Net realized gain (loss) on investments		(0)	6,337,793	2,728,315		(5,022)		(2,301)
Change in net unrealized appreciation (depreciation) on investments		39	(1,745,622)	4,306,226		(83)		7,277

Increase (decrease) in net assets resulting from operations		39	5,047,310	7,518,941		(4,940)		5,244

CONTRACT TRANSACTIONS:
Proceeds from units sold		30,807	2,527,221	500,836		465		4,610
Transfers for contract benefits and terminations		(1)	(1,385,900)	(1,646,026)		(7,993)		(489)
Net transfers		(1,156)	(11,512,107)	(669,838)		(17,412)		(31,516)
Contract maintenance charges			(120)	(9,869)		-		(10)
Other, net		-	12,041	(121,779)		-		-

Increase (decrease) in net assets resulting from contract transactions		29,650	(10,358,864)	(1,946,676)		(24,940)		(27,405)

Total increase (decrease) in net assets		29,689	(5,311,554)	5,572,265		(29,880)		(22,161)

NET ASSETS:
Beginning of period			30,559,269	24,987,004		29,880		52,041

End of period		$29,689	$25,247,715	$30,559,269	$	-	$	29,880

CHANGES IN UNITS OUTSTANDING:
Units issued		2,640	200,533	54,422		-		381
Units redeemed		(1)	(496,918)	(126,204)		(1,237)		(1,730)

Net increase (decrease)		2,639	(296,385)	(71,782)		(1,237)		(1,349)

	(1) For the period of September 21, 2020 to December 31, 2020.
	(2) For the period of January 1, 2020 to May 4, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$367	$696	$(0)	$-	$1,143	$742
Net realized gain (loss) on investments	706	4,020	9,905	12,693	(10,265)	9,158
Change in net unrealized appreciation (depreciation) on investments	16,532	16,926	79,274	3,276	60,487	8,109

Increase (decrease) in net assets resulting from operations	17,605	21,642	89,178	15,969	51,365	18,009

CONTRACT TRANSACTIONS:
Proceeds from units sold	40,880	37,578	84,583	32,594	2,500	2,499
Transfers for contract benefits and terminations	(4,033)	(4,099)	(30,153)	(22,917)	(2,010)	(1,681)
Net transfers	(19,628)	18,036	133,617	133,412	39,119	66,221
Contract maintenance charges		(65)		(152)		(17)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	17,219	51,450	188,047	142,937	39,609	67,022

Total increase (decrease) in net assets	34,824	73,092	277,225	158,906	90,974	85,031

NET ASSETS:
Beginning of period	120,636	47,544	211,497	52,591	141,405	56,374

End of period	$155,460	$120,636	$488,722	$211,497	$232,379	$141,405

CHANGES IN UNITS OUTSTANDING:
Units issued	4,938	6,126	20,184	1,402	3,856	2,528
Units redeemed	(3,969)	(2,187)	(13,169)	(1,305)	(1,654)	(301)

Net increase (decrease)	969	3,939	7,015	97	2,202	2,227

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DAVIS FINANCIAL PORTFOLIO		DAVIS VALUE PORTFOLIO			DELAWARE VIP INTERNATIONAL SERIES
	2020	2019	2020	2019		2020
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$496	$836	$882	$1,894	$
Net realized gain (loss) on investments	(6,310)	2,239	3,071	5,544		2,392
Change in net unrealized appreciation (depreciation) on investments	676	8,917	10,477	23,003		745

Increase (decrease) in net assets resulting from operations	(5,138)	11,992	14,430	30,441		3,137

CONTRACT TRANSACTIONS:
Proceeds from units sold	3,404	3,748	-	-		101,582
Transfers for contract benefits and terminations	(23,228)	(878)	(1,482)	(2,038)		-
Net transfers	4,019	2,285	(476)	-		78,373
Contract maintenance charges		(68)		(9)
Other, net	-	-	-	-		-

Increase (decrease) in net assets resulting from contract transactions	(15,805)	5,087	(1,957)	(2,047)		179,955

Total increase (decrease) in net assets	(20,943)	17,079	12,473	28,394		183,092

NET ASSETS:
Beginning of period	57,863	40,784	126,814	98,420

End of period	$36,920	$57,863	$139,287	$126,814		$183,092

CHANGES IN UNITS OUTSTANDING:
Units issued	421	653	8	11		42,677
Units redeemed	(1,095)	(416)	(83)	(91)		(24,693)

Net increase (decrease)	(674)	237	(75)	(80)		17,984

	(1) For the period of December 11, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DWS CROCI® U.S. VIP
	2020	2019	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,217	$2	$1,493	$833	$3,042	$4,422
Net realized gain (loss) on investments	10,918	2,106	(22,906)	7,978	(17,279)	24,217
Change in net unrealized appreciation (depreciation) on investments	(1,393)	1,409	33,629	7,434	(34,924)	39,510

Increase (decrease) in net assets resulting from operations	13,742	3,517	12,217	16,245	(49,161)	68,149

CONTRACT TRANSACTIONS:
Proceeds from units sold	6,957	11,748	187,909	82,831	-	-
Transfers for contract benefits and terminations	(2,473)	(1,077)	(4,190)	(4,575)	(1,810)	(2,957)
Net transfers	(58,598)	26,119	30,877	16,327	(91,172)	(61,798)
Contract maintenance charges		(13)	(166)	(162)		(99)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(54,114)	36,777	214,432	94,421	(92,982)	(64,854)

Total increase (decrease) in net assets	(40,372)	40,294	226,648	110,666	(142,144)	3,295

NET ASSETS:
Beginning of period	40,372	78	142,386	31,720	284,775	281,480

End of period	$(0)	$40,372	$369,034	$142,386	$142,631	$284,775

CHANGES IN UNITS OUTSTANDING:
Units issued	22,470	5,310	23,355	7,311	1,112	10,112
Units redeemed	(25,693)	(2,093)	(7,872)	(595)	(7,489)	(14,773)

Net increase (decrease)	(3,224)	3,217	15,483	6,716	(6,377)	(4,661)

	(1) For the period January 1, 2020 to December 11, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DWS HIGH INCOME VIP			DWS SMALL CAP INDEX VIP				DWS SMALL MID CAP VALUE VIP				EATON VANCE VT FLOATING-RATE INCOME FUND
		2020	2019		2020		2019		2020		2019		2020
													(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	6,297	$5,506	$	73,566	$	71,549	$	24,031	$	11,703	$	4
Net realized gain (loss) on investments		(529)	(175)		241,204		626,580		(60,618)		74,493		(0)
Change in net unrealized appreciation (depreciation) on investments		5,725	6,661		729,224		775,876		98,579		226,805

Increase (decrease) in net assets resulting from operations		11,492	11,992		1,043,993		1,474,005		61,993		313,001		4

CONTRACT TRANSACTIONS:
Proceeds from units sold		14,890	29,501		371,779		39,450		7,138		6,625		76,999
Transfers for contract benefits and terminations		(2,213)	(2,356)		(220,814)		(180,338)		(15,500)		(20,064)		-
Net transfers		24,319	15,249		118,382		39,913		(499,966)		(87,710)		(2,874)
Contract maintenance charges			(63)				(5,589)				(287)
Other, net		-	-		-		-		-		-		-

Increase (decrease) in net assets resulting from contract transactions		36,997	42,331		269,347		(106,564)		(508,328)		(101,436)		74,125

Total increase (decrease) in net assets		48,489	54,323		1,313,340		1,367,441		(446,335)		211,565		74,129

NET ASSETS:
Beginning of period		119,352	65,029		7,280,378		5,912,937		1,767,959		1,556,394

End of period	$	167,841	$119,352	$	8,593,718	$	7,280,378	$	1,321,624	$	1,767,959	$	74,129

CHANGES IN UNITS OUTSTANDING:
Units issued		2,796	2,278		55,793		16,715		19,641		4,089		6,237
Units redeemed		(930)	(148)		(58,909)		(21,273)		(35,771)		(8,652)		(1)

Net increase (decrease)		1,866	2,130		(3,116)		(4,558)		(16,130)		(4,563)		6,236

		(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FEDERATED HERMES KAUFMANN FUND II			FIDELITY VIP CONTRAFUND PORTFOLIO			FIDELITY VIP EMERGING MARKETS PORTFOLIO
	2020		2019	2020	2019		2020
							(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(0)	$		$1,108	$3,652	$
Net realized gain (loss) on investments	31,329		30,281	27,928	156,229		(0)
Change in net unrealized appreciation (depreciation) on investments	35,357		21,824	390,638	366,533		70

Increase (decrease) in net assets resulting from operations	66,687		52,105	419,674	526,414		70

CONTRACT TRANSACTIONS:
Proceeds from units sold	-		-	2,820	227,067		107,795
Transfers for contract benefits and terminations	(2,926)		(10,414)	(18,591)	(69,969)		(1)
Net transfers	(9,150)		21,527	209,283	(2,007,215)		(4,019)
Contract maintenance charges			(212)		(978)
Other, net	-		-	-	-		-

Increase (decrease) in net assets resulting from contract transactions	(12,076)		10,901	193,512	(1,851,095)		103,776

Total increase (decrease) in net assets	54,611		63,006	613,186	(1,324,681)		103,846

NET ASSETS:
Beginning of period	207,344		144,338	1,335,567	2,660,248

End of period	$261,955		$207,344	$1,948,753	$1,335,567		$103,846

CHANGES IN UNITS OUTSTANDING:
Units issued	1,161		2,517	6,312	12,164		7,370
Units redeemed	(1,272)		(2,119)	(2,576)	(62,289)		(1)

Net increase (decrease)	(111)		398	3,737	(50,125)		7,369

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP MID CAP PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$492	$466	$7,491	$7,712	$2,008	$5,882
Net realized gain (loss) on investments	631,591	70,152	1,408	629	(17,108)	28,202
Change in net unrealized appreciation (depreciation) on investments	(198,477)	196,206	21,665	18,510	85,041	141,092

Increase (decrease) in net assets resulting from operations	433,605	266,824	30,564	26,851	69,941	175,176

CONTRACT TRANSACTIONS:
Proceeds from units sold	-		-	-	28,948	143,448
Transfers for contract benefits and terminations	(15,152)	(13,547)	(5,071)	(5,564)	(7,792)	(194,889)
Net transfers	(1,479,106)	117,218	(1,011)	67,862	(330,900)	(249,445)
Contract maintenance charges		(153)		(97)		(473)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(1,494,257)	103,518	(6,082)	62,201	(309,744)	(301,359)

Total increase (decrease) in net assets	(1,060,652)	370,342	24,481	89,052	(239,803)	(126,183)

NET ASSETS:
Beginning of period	1,109,014	738,672	369,513	280,461	758,945	885,128

End of period	$48,362	$1,109,014	$393,994	$369,513	$519,142	$758,945

CHANGES IN UNITS OUTSTANDING:
Units issued	5,269	6,102	2,747	3,381	1,373	8,228
Units redeemed	(39,883)	(2,260)	(3,112)	(722)	(6,879)	(13,955)

Net increase (decrease)	(34,615)	3,842	(364)	2,659	(5,506)	(5,727)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT MID CAP VALUE FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$419	$770	$163	$149	$7,841	$12,402
Net realized gain (loss) on investments	(1,153)	2,782	0	170	(23,550)	(56,509)
Change in net unrealized appreciation (depreciation) on investments	6,740	19,154	418	(6)	82,182	250,448

Increase (decrease) in net assets resulting from operations	6,006	22,706	581	313	66,473	206,341

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	16,775	55,131
Transfers for contract benefits and terminations	(875)	(1,499)	(206)	(153)	(38,637)	(653,145)
Net transfers	(32,471)	36,884	3,059	5,341	7,443	(125,513)
Contract maintenance charges		(31)	(11)	(11)		(694)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(33,346)	35,354	2,843	5,177	(14,420)	(724,221)

Total increase (decrease) in net assets	(27,340)	58,060	3,424	5,490	52,054	(517,880)

NET ASSETS:
Beginning of period	102,897	44,837	5,490	-	565,703	1,083,583

End of period	$75,557	$102,897	$8,914	$5,490	$617,757	$565,703

CHANGES IN UNITS OUTSTANDING:
Units issued	33	3,278	300	1,359	9,375	14,391
Units redeemed	(1,874)	(843)	(37)	(854)	(10,482)	(77,223)

Net increase (decrease)	(1,841)	2,435	263	505	(1,106)	(62,832)

	(1) For the period March 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,650	$3,170	$45,383	$24,856	$20,859	$14,851
Net realized gain (loss) on investments	(638)	24,442	87,149	2,120	3,421	60,624
Change in net unrealized appreciation (depreciation) on investments	27,902	22,846	43,347	150,433	57,529	14,119

Increase (decrease) in net assets resulting from operations	33,914	50,458	175,879	177,409	81,809	89,594

CONTRACT TRANSACTIONS:
Proceeds from units sold	12	-	239,340	48,460	63,855	16,053
Transfers for contract benefits and terminations	(3,011)	(10,306)	(104,084)	(63,700)	(26,814)	(80,778)
Net transfers	51,799	25,406	1,182,365	240,916	(116,187)	278,850
Contract maintenance charges		(187)		(804)	(1,296)	(1,577)
Other, net	-	-	-	-	6,988	(7,058)

Increase (decrease) in net assets resulting from contract transactions	48,800	14,913	1,317,621	224,872	(73,453)	205,490

Total increase (decrease) in net assets	82,715	65,371	1,493,499	402,281	8,356	295,084

NET ASSETS:
Beginning of period	262,184	196,813	2,378,275	1,975,994	1,087,351	792,267

End of period	$344,899	$262,184	$3,871,774	$2,378,275	$1,095,707	$1,087,351

CHANGES IN UNITS OUTSTANDING:
Units issued	1,946	1,480	106,856	24,244	13,905	95,149
Units redeemed	(975)	(1,165)	(26,557)	(8,473)	(20,545)	(77,061)

Net increase (decrease)	970	315	80,299	15,771	(6,640)	18,088

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		GREAT-WEST CORE BOND FUND				GREAT-WEST EMERGING MARKETS EQUITY FUND				GREAT-WEST GLOBAL BOND FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	69,618	$	60,612	$	1,729	$	25	$	19,098	$	106,348
Net realized gain (loss) on investments		20,166		(82)		4,246		273		(84,636)		(365,159)
Change in net unrealized appreciation (depreciation) on investments		115,548		158,080		8,893		241		107,874		415,856

Increase (decrease) in net assets resulting from operations		205,332		218,610		14,868		539		42,337		157,045

CONTRACT TRANSACTIONS:
Proceeds from units sold		40,177		16,462		64,413		-		102,742		135,205
Transfers for contract benefits and terminations		(25,291)		(29,468)		(119)		(86)		(26,713)		(47,755)
Net transfers		15,080		(59,309)		14,508		115		(1,117,830)		(2,044,453)
Contract maintenance charges				(118)				(6)		(282)		(1,117)
Other, net		-		-		-		-		-		(275,838)

Increase (decrease) in net assets resulting from contract transactions		29,967		(72,433)		78,802		23		(1,042,082)		(2,233,958)

Total increase (decrease) in net assets		235,298		146,177		93,670		562		(999,745)		(2,076,913)

NET ASSETS:
Beginning of period		2,540,638		2,394,461		2,647		2,085		2,695,915		4,772,828

End of period	$	2,775,936	$	2,540,638	$	96,317	$	2,647	$	1,696,170	$	2,695,915

CHANGES IN UNITS OUTSTANDING:
Units issued		9,190		4,838		11,305		558		30,753		32,295
Units redeemed		(7,330)		(9,543)		(3,539)		(547)		(104,197)		(185,947)

Net increase (decrease)		1,860		(4,705)		7,766		11		(73,444)		(153,652)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL INDEX FUND
	2020	2019	2020	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,781	$215,933	$-	$46,604	$30
Net realized gain (loss) on investments			(0)	15,358	579
Change in net unrealized appreciation (depreciation) on investments	(0)		1,262	113,043	2,707

Increase (decrease) in net assets resulting from operations	39,781	215,933	1,262	175,005	3,316

CONTRACT TRANSACTIONS:
Proceeds from units sold	5,993,505	4,129,581	691,554	130,503	4,529
Transfers for contract benefits and terminations	(964,171)	(986,709)	(1)	(3,053)	(11,143)
Net transfers	4,305,835	2,162,463	(32,772)	2,963,092	(49,500)
Contract maintenance charges	(5,372)	(6,291)			(12)
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	9,329,797	5,299,044	658,782	3,090,542	(56,126)

Total increase (decrease) in net assets	9,369,577	5,514,977	660,044	3,265,546	(52,810)

NET ASSETS:
Beginning of period	14,207,150	8,692,173		1,354	54,164

End of period	$23,576,727	$14,207,150	$660,044	$3,266,900	$1,354

CHANGES IN UNITS OUTSTANDING:
Units issued	1,448,933	928,819	57,943	226,850	489
Units redeemed	(758,795)	(530,985)	(1)	(2,250)	(5,246)

Net increase (decrease)	690,138	397,834	57,941	224,600	(4,757)

	(1) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS
	2020	2019	2020	2019	2020	2019
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46,481	$63,726	$3,681	$137	$24,248	$14,251
Net realized gain (loss) on investments	(66,457)	(122,553)	51,028	20,053	(17,312)	61,612
Change in net unrealized appreciation (depreciation) on investments	477,433	1,121,787	(8,068)	33,113	48,064	74,984

Increase (decrease) in net assets resulting from operations	457,457	1,062,960	46,640	53,303	55,000	150,847

CONTRACT TRANSACTIONS:
Proceeds from units sold	68,990	71,368	25,226	15,205	9,591	2,105
Transfers for contract benefits and terminations	(55,110)	(126,518)	(2,454)	(4,882)	(18,555)	(3,742)
Net transfers	(334,526)	(887,399)	90,910	(251,334)	(78,974)	2,287,235
Contract maintenance charges	(35)	(2,033)	(80)	(62)		(79)
Other, net	-	(33,287)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(320,681)	(977,869)	113,602	(241,073)	(87,939)	2,285,519

Total increase (decrease) in net assets	136,776	85,091	160,242	(187,770)	(32,939)	2,436,366

NET ASSETS:
Beginning of period	5,149,493	5,064,402	19,280	207,050	2,436,366	-

End of period	$5,286,269	$5,149,493	$179,522	$19,280	$2,403,427	$2,436,366

CHANGES IN UNITS OUTSTANDING:
Units issued	45,740	44,596	4,167	447	50,153	251,913
Units redeemed	(69,147)	(117,375)	(1,660)	(6,564)	(61,654)	(24,030)

Net increase (decrease)	(23,407)	(72,779)	2,507	(6,117)	(11,501)	227,883

	(1) For the period October 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2015 FUND		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,765	$19,844	$11,670	$9,329	$78,029	$56,905
Net realized gain (loss) on investments	20,343	(3,199)	16,966	18,609	6,883	203,221
Change in net unrealized appreciation (depreciation) on investments	114,783	174,513	37,059	46,088	368,581	288,099

Increase (decrease) in net assets resulting from operations	160,890	191,158	65,695	74,026	453,493	548,225

CONTRACT TRANSACTIONS:
Proceeds from units sold	233,002	384,276	40,481	67,990	977,600	976,433
Transfers for contract benefits and terminations	(26,120)	(37,046)	(9,778)	(23,854)	(80,654)	(101,182)
Net transfers	(123,632)	(804,097)	88,159	(69,205)	(681,530)	493,575
Contract maintenance charges		(675)	(753)	(944)		(2,443)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	83,249	(457,542)	118,110	(26,013)	215,416	1,366,383

Total increase (decrease) in net assets	244,140	(266,384)	183,805	48,013	668,909	1,914,608

NET ASSETS:
Beginning of period	1,380,614	1,646,998	491,618	443,605	4,073,988	2,159,380

End of period	$1,624,754	$1,380,614	$675,423	$491,618	$4,742,897	$4,073,988

CHANGES IN UNITS OUTSTANDING:
Units issued	18,762	70,082	11,716	7,144	94,630	194,863
Units redeemed	(12,246)	(110,541)	(2,888)	(9,055)	(83,246)	(80,488)

Net increase (decrease)	6,515	(40,459)	8,828	(1,911)	11,384	114,375

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$42,618	$29,491	$26,962	$16,493	$22,547	$13,719
Net realized gain (loss) on investments	83,586	91,082	17,359	(59,443)	(6,191)	50,158
Change in net unrealized appreciation (depreciation) on investments	160,749	131,020	152,055	264,079	104,751	79,625

Increase (decrease) in net assets resulting from operations	286,953	251,593	196,375	221,129	121,106	143,502

CONTRACT TRANSACTIONS:
Proceeds from units sold	663,767	69,019	526,105	138,852	182,101	28,510
Transfers for contract benefits and terminations	(48,641)	(41,475)	(156,007)	(25,025)	(14,334)	(83,393)
Net transfers	(160,502)	149,034	(59,059)	(633,445)	364,017	102,809
Contract maintenance charges	(1,999)	(1,969)		(1,095)		(610)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	452,625	174,609	311,040	(520,713)	531,784	47,316

Total increase (decrease) in net assets	739,578	426,202	507,415	(299,584)	652,890	190,818

NET ASSETS:
Beginning of period	1,637,130	1,210,928	1,249,500	1,549,084	770,657	579,839

End of period	$2,376,708	$1,637,130	$1,756,915	$1,249,500	$1,423,547	$770,657

CHANGES IN UNITS OUTSTANDING:
Units issued	85,169	31,239	43,845	41,645	60,706	13,421
Units redeemed	(50,858)	(17,905)	(22,505)	(87,195)	(27,343)	(9,780)

Net increase (decrease)	34,311	13,334	21,340	(45,550)	33,363	3,641

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,849	$9,525	$7,116	$4,136	$5,520	$4,739
Net realized gain (loss) on investments	16,405	34,183	10,542	23,206	32,097	21,122
Change in net unrealized appreciation (depreciation) on investments	97,041	88,330	32,318	26,565	24,903	19,089

Increase (decrease) in net assets resulting from operations	130,294	132,038	49,976	53,907	62,520	44,950

CONTRACT TRANSACTIONS:
Proceeds from units sold	316,209	155,887	16,959	6,852	54,940	24,261
Transfers for contract benefits and terminations	(129,586)	(21,286)	(4,169)	(164,707)	(10,749)	(40,661)
Net transfers	179,656	(76,136)	139,364	89,140	(197,063)	283,378
Contract maintenance charges	(1,263)	(1,589)		(136)		(212)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	365,017	56,876	152,154	(68,851)	(152,873)	266,766

Total increase (decrease) in net assets	495,311	188,914	202,130	(14,944)	(90,353)	311,716

NET ASSETS:
Beginning of period	674,620	485,706	213,215	228,159	484,677	172,961

End of period	$1,169,931	$674,620	$415,345	$213,215	$394,324	$484,677

CHANGES IN UNITS OUTSTANDING:
Units issued	49,222	44,215	12,881	8,125	9,170	22,006
Units redeemed	(24,823)	(39,407)	(2,514)	(13,031)	(18,772)	(3,376)

Net increase (decrease)	24,399	4,808	10,367	(4,906)	(9,602)	18,630

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$681	$111	$4,448	$6,065	$1,487	$1,541
Net realized gain (loss) on investments	(4,658)	(5,731)	387	17,211	(5,173)	6,818
Change in net unrealized appreciation (depreciation) on investments	2,734	20,354	28,315	25,023	8,941	7,923

Increase (decrease) in net assets resulting from operations	(1,243)	14,734	33,150	48,299	5,255	16,282

CONTRACT TRANSACTIONS:
Proceeds from units sold	35,909	25,458	3,012	3,035	5,220	3,247
Transfers for contract benefits and terminations	(2,771)	(2,746)	(6,603)	(48,181)	(22,818)	(1,584)
Net transfers	(5,610)	(39,929)	(2,339)	24,998	(14,560)	14,410
Contract maintenance charges		(36)		(220)		(82)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	27,528	(17,253)	(5,929)	(20,368)	(32,157)	15,991

Total increase (decrease) in net assets	26,285	(2,519)	27,220	27,931	(26,901)	32,273

NET ASSETS:
Beginning of period	78,854	81,373	311,140	283,209	109,470	77,197

End of period	$105,139	$78,854	$338,360	$311,140	$82,569	$109,470

CHANGES IN UNITS OUTSTANDING:
Units issued	4,614	3,267	2,170	4,514	1,030	2,677
Units redeemed	(2,706)	(4,642)	(2,758)	(6,338)	(3,953)	(1,316)

Net increase (decrease)	1,908	(1,375)	(588)	(1,824)	(2,923)	1,361

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND			GREAT-WEST MULTI- SECTOR BOND FUND				GREAT-WEST REAL ESTATE INDEX FUND
		2020	2019		2020		2019		2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	12,911	$2,214	$	10,992	$	10,602	$	3,246	$2,297
Net realized gain (loss) on investments		2,674	5,577		10,042		10,535		(32,084)	11,269
Change in net unrealized appreciation (depreciation) on investments		49,343	6,457		(2,849)		43,427		(14,934)	29,951

Increase (decrease) in net assets resulting from operations		64,929	14,248		18,185		64,564		(43,772)	43,517

CONTRACT TRANSACTIONS:
Proceeds from units sold		1,272,873	4,142		10,518		51,998		148,559	64,092
Transfers for contract benefits and terminations		(57,154)	(2,070)		(9,233)		(11,813)		(5,329)	(21,984)
Net transfers		(10,535)	29,612		(181,697)		56,656		(67,445)	(10,892)
Contract maintenance charges		(2,103)	(70)		(108)		(308)			(106)
Other, net		-	-		-		(102,406)		-	-

Increase (decrease) in net assets resulting from contract transactions		1,203,082	31,614		(180,520)		(5,873)		75,785	31,110

Total increase (decrease) in net assets		1,268,010	45,862		(162,335)		58,691		32,013	74,627

NET ASSETS:
Beginning of period		133,214	87,352		565,572		506,881		269,361	194,734

End of period	$	1,401,224	$133,214	$	403,237	$	565,572	$	301,374	$269,361

CHANGES IN UNITS OUTSTANDING:
Units issued		165,178	3,941		3,583		3,209		16,300	8,179
Units redeemed		(66,119)	(1,068)		(8,197)		(3,228)		(11,626)	(6,153)

Net increase (decrease)		99,059	2,873		(4,614)		(19)		4,674	2,026

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SHORT DURATION BOND FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$52,112	$5,349	$2,899	$158	$136,776	$166,840
Net realized gain (loss) on investments	67,325	79,708	36,205	2,641	55,785	8,303
Change in net unrealized appreciation (depreciation) on investments	358,590	267,556	37,589	990	136,896	246,673

Increase (decrease) in net assets resulting from operations	478,027	352,613	76,694	3,789	329,456	421,816

CONTRACT TRANSACTIONS:
Proceeds from units sold	275,617	168,557	115,735	7,710	108,245	82,625
Transfers for contract benefits and terminations	(60,483)	(277,963)	(4,014)	(138)	(210,829)	(165,913)
Net transfers	5,430,308	(9,160)	240,501	14,694	(1,211,527)	246,765
Contract maintenance charges		(865)		(30)	(286)	(1,891)
Other, net	-	-	-	-	-	(286,165)

Increase (decrease) in net assets resulting from contract transactions	5,645,442	(119,431)	352,223	22,236	(1,314,397)	(124,579)

Total increase (decrease) in net assets	6,123,469	233,182	428,916	26,025	(984,941)	297,237

NET ASSETS:
Beginning of period	1,620,855	1,387,673	40,103	14,078	7,942,471	7,645,234

End of period	$7,744,324	$1,620,855	$469,019	$40,103	$6,957,530	$7,942,471

CHANGES IN UNITS OUTSTANDING:
Units issued	346,723	26,802	33,157	2,559	18,681	27,648
Units redeemed	(77,049)	(33,020)	(10,199)	(1,243)	(105,708)	(35,428)

Net increase (decrease)	269,674	(6,218)	22,958	1,316	(87,027)	(7,780)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
	2020	2019	2020	2019	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(0)	$5	$26	$360	$17,586
Net realized gain (loss) on investments	(2,337)	2,961	159,671	459,466	215,912
Change in net unrealized appreciation (depreciation) on investments	87,234	185,440	253,316	544,169	77,207

Increase (decrease) in net assets resulting from operations	84,897	188,406	413,013	1,003,995	310,705

CONTRACT TRANSACTIONS:
Proceeds from units sold	15,514	21,410	104,568	101,991	11,232
Transfers for contract benefits and terminations	(8,737)	(11,466)	(91,994)	(782,859)	(19,022)
Net transfers	(40,219)	26,418	(991,369)	(637,112)	(1,927,128)
Contract maintenance charges		(256)		(1,573)	(386)
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(33,442)	36,106	(978,795)	(1,319,553)	(1,935,304)

Total increase (decrease) in net assets	51,454	224,512	(565,782)	(315,558)	(1,624,599)

NET ASSETS:
Beginning of period	980,305	755,793	3,447,416	3,762,974	1,624,599

End of period	$1,031,759	$980,305	$2,881,634	$3,447,416	$-

CHANGES IN UNITS OUTSTANDING:					.
Units issued	6,309	2,108	11,500	13,754	10,422
Units redeemed	(5,864)	(1,238)	(31,709)	(40,552)	(71,172)

Net increase (decrease)	445	870	(20,209)	(26,798)	(60,750)

	(1) For the period January 1, 2019 to October 28, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. CORE EQUITY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,600	$49,314	$2,995	$2,140	$309	$199
Net realized gain (loss) on investments	6,996	(4,174)	6,620	(43,563)	4,899	2,249
Change in net unrealized appreciation (depreciation) on investments	154,398	141,489	69,224	213,464	(1,117)	2,905

Increase (decrease) in net assets resulting from operations	189,995	186,629	78,840	172,041	4,091	5,353

CONTRACT TRANSACTIONS:
Proceeds from units sold	578,251	18	30,469	40,911	-	-
Transfers for contract benefits and terminations	(32,682)	(41,410)	(7,961)	(624,851)	(339)	(442)
Net transfers	(67,958)	171,195	(226,054)	(30,134)	(852)	(2,241)
Contract maintenance charges		(762)		(403)		(8)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	477,610	129,041	(203,546)	(614,477)	(1,191)	(2,691)

Total increase (decrease) in net assets	667,605	315,670	(124,707)	(442,436)	2,900	2,662

NET ASSETS:
Beginning of period	3,279,475	2,963,805	470,612	913,048	22,050	19,388

End of period	$3,947,080	$3,279,475	$345,905	$470,612	$24,950	$22,050

CHANGES IN UNITS OUTSTANDING:
Units issued	26,797	12,980	9,560	10,950	145	2
Units redeemed	(7,700)	(7,268)	(22,304)	(58,805)	(150)	(109)

Net increase (decrease)	19,096	5,712	(12,744)	(47,855)	(5)	(107)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. HEALTH CARE FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$62,070	$51,335	$202	$24	$81,891	$56,572
Net realized gain (loss) on investments	33,405	45,367	2,593	3,054	83,820	280,885
Change in net unrealized appreciation (depreciation) on investments	(211,828)	181,368	6,344	16,074	282,282	522,499

Increase (decrease) in net assets resulting from operations	(116,353)	278,070	9,139	19,152	447,993	859,956

CONTRACT TRANSACTIONS:
Proceeds from units sold	78,153	2,063	-	-	26,335	27,838
Transfers for contract benefits and terminations	(9,317)	(23,959)	(678)	(4,668)	(33,410)	(80,766)
Net transfers	240,636	(501,696)	(1,352)	(31,850)	(317,059)	(95,843)
Contract maintenance charges		(326)	(53)	(80)	(23)	(1,133)
Other, net	1,270	(1,371)	-	-	-	(21,660)

Increase (decrease) in net assets resulting from contract transactions	310,742	(525,289)	(2,083)	(36,598)	(324,157)	(171,564)

Total increase (decrease) in net assets	194,388	(247,219)	7,055	(17,446)	123,836	688,392

NET ASSETS:
Beginning of period	1,223,825	1,471,044	63,659	81,105	3,788,850	3,100,458

End of period	$1,418,213	$1,223,825	$70,714	$63,659	$3,912,686	$3,788,850

CHANGES IN UNITS OUTSTANDING:
Units issued	9,532	1,595	138	97	19,034	15,589
Units redeemed	(868)	(14,484)	(184)	(1,173)	(37,228)	(25,666)

Net increase (decrease)	8,664	(12,889)	(46)	(1,076)	(18,194)	(10,077)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND			JANUS HENDERSON VIT BALANCED PORTFOLIO
	2020	2019	2020		2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,585	$1,144	$0	$		$63,154	$52,949
Net realized gain (loss) on investments	61,906	24,800	13,989		34,636	70,881	203,778
Change in net unrealized appreciation (depreciation) on investments	(20,425)	23,477	24,515		3,669	190,957	270,574

Increase (decrease) in net assets resulting from operations	44,066	49,421	38,504		38,305	324,992	527,301

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-		-	142,010	365,901
Transfers for contract benefits and terminations	(2,686)	(2,141)	(1,159)		(8,049)	(74,533)	(842,819)
Net transfers	106,491	4,024	(1,991)		(66,019)	333,518	451,466
Contract maintenance charges		(129)			(130)		(1,618)
Other, net	-	-	-		-	2,537	(3,106)

Increase (decrease) in net assets resulting from contract transactions	103,805	1,754	(3,149)		(74,198)	403,533	(30,176)

Total increase (decrease) in net assets	147,871	51,175	35,355		(35,893)	728,525	497,125

NET ASSETS:
Beginning of period	247,356	196,181	93,567		129,460	2,697,549	2,200,424

End of period	$395,227	$247,356	$128,922		$93,567	$3,426,074	$2,697,549

CHANGES IN UNITS OUTSTANDING:
Units issued	5,735	563	309		167	28,754	29,670
Units redeemed	(1,682)	(506)	(468)		(2,629)	(20,851)	(29,668)

Net increase (decrease)	4,054	57	(159)		(2,462)	7,902	2

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO		JANUS HENDERSON VIT FORTY PORTFOLIO
		2020	2019	2020	2019	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	645	$483	$69,087	$72,438	$21,507	$4,164
Net realized gain (loss) on investments		26,453	129	80,698	64,587	466,951	160,363
Change in net unrealized appreciation (depreciation) on investments		71,828	40,549	111,215	53,752	520,024	603,413

Increase (decrease) in net assets resulting from operations		98,926	41,161	261,000	190,777	1,008,482	767,940

CONTRACT TRANSACTIONS:
Proceeds from units sold		70,357	29,592	162	8,999	80,817	78,082
Transfers for contract benefits and terminations		(10,400)	(5,207)	(41,890)	(51,335)	(35,854)	(91,647)
Net transfers		6,587	545,102	687,423	1,152	(831,016)	(468,424)
Contract maintenance charges			(125)	(107)	(934)		(1,854)
Other, net		-	-	-	(100,111)	-	-

Increase (decrease) in net assets resulting from contract transactions		66,543	569,362	645,589	(142,229)	(786,053)	(483,843)

Total increase (decrease) in net assets		165,469	610,523	906,590	48,548	222,429	284,097

NET ASSETS:
Beginning of period		610,523	-	1,853,468	1,804,920	2,540,872	2,256,775

End of period	$	775,992	$610,523	$2,760,058	$1,853,468	$2,763,301	$2,540,872

CHANGES IN UNITS OUTSTANDING:
Units issued		21,030	39,259	64,983	51,740	7,849	18,778
Units redeemed		(18,555)	(481)	(42,643)	(56,044)	(16,793)	(27,658)

Net increase (decrease)		2,475	38,778	22,340	(4,304)	(8,945)	(8,880)

		(1) For the period June 5, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO		JANUS HENDERSON VIT OVERSEAS PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,624	$7,948	$64	$5,840	$788	$1,057
Net realized gain (loss) on investments	175,787	127,563	385,036	159,955	(65)	(92)
Change in net unrealized appreciation (depreciation) on investments	(45,828)	71,321	451,940	311,658	9,052	12,246

Increase (decrease) in net assets resulting from operations	134,582	206,832	837,040	477,453	9,775	13,211

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	235,341	304,584	-	-
Transfers for contract benefits and terminations	(8,961)	(20,342)	(37,910)	(70,040)	(712)	(979)
Net transfers	(540,503)	(209,631)	(451,108)	131,147	(235)	-
Contract maintenance charges		(321)		(782)		(4)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(549,465)	(230,294)	(253,677)	364,909	(947)	(983)

Total increase (decrease) in net assets	(414,882)	(23,462)	583,362	842,362	8,828	12,228

NET ASSETS:
Beginning of period	733,844	757,306	1,764,124	921,762	61,586	49,358

End of period	$318,962	$733,844	$2,347,486	$1,764,124	$70,414	$61,586

CHANGES IN UNITS OUTSTANDING:
Units issued	6,479	7,707	8,053	11,449	4	5
Units redeemed	(34,544)	(22,298)	(11,515)	(4,477)	(37)	(40)

Net increase (decrease)	(28,065)	(14,591)	(3,462)	6,972	(33)	(35)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO			LORD ABBETT SERIES TOTAL RETURN PORTFOLIO		MFS VIT GROWTH SERIES
	2020		2019	2020	2019	2020	2019
					(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(0)	$		$484	$181	$-	$1,669
Net realized gain (loss) on investments	22,057		12,687	538	155	1,277
Change in net unrealized appreciation (depreciation) on investments	72,001		15,193	25	28	2,456	230

Increase (decrease) in net assets resulting from operations	94,058		27,880	1,046	364	3,733	1,899

CONTRACT TRANSACTIONS:
Proceeds from units sold	-		-	1,061	-	12	-
Transfers for contract benefits and terminations	(1,857)		(1,836)	(426)	(168)	(375)	(253)
Net transfers	(1,417)		24,458	12,444	6,725	5,781	7,053
Contract maintenance charges			(38)	(20)	(12)	(20)	(18)
Other, net	-		-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(3,274)		22,584	13,059	6,545	5,398	6,782

Total increase (decrease) in net assets	90,784		50,464	14,105	6,909	9,131	8,681

NET ASSETS:
Beginning of period	130,985		80,521	6,909	-	8,681

End of period	$221,769		$130,985	$21,014	$6,909	$17,812	$8,681

CHANGES IN UNITS OUTSTANDING:
Units issued	442		1,770	1,502	1,871	476	1,697
Units redeemed	(605)		(147)	(350)	(1,241)	(115)	(1,048)

Net increase (decrease)	(163)		1,623	1,152	630	361	649

	(1) For the period March 13, 2019 to December 31, 2019.
	(2) For the period January 17, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MFS VIT III GLOBAL REAL ESTATE PORTFOLIO
	2020	2020	2019	2020
	(1)		(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$113	$38	$-
Net realized gain (loss) on investments	5,862	989	897	1,010
Change in net unrealized appreciation (depreciation) on investments	27,706	883	(337)	2,720

Increase (decrease) in net assets resulting from operations	33,567	1,985	598	3,730

CONTRACT TRANSACTIONS:
Proceeds from units sold	262,737	274	12	25,582
Transfers for contract benefits and terminations	(1)	(236)	(157)	(1)
Net transfers	174,013	7,587	5,943	5,983
Contract maintenance charges		(12)	(11)
Other, net	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	436,750	7,613	5,787	31,564

Total increase (decrease) in net assets	470,317	9,598	6,385	35,294

NET ASSETS:
Beginning of period		6,385	-

End of period	$470,317	$15,983	$6,385	$35,294

CHANGES IN UNITS OUTSTANDING:
Units issued	46,597	789	1,166	3,820
Units redeemed	(8,912)	(94)	(686)	(1,210)

Net increase (decrease)	37,685	695	480	2,610

	(1) For the period of September 21, 2020 to December 31, 2020.
	(2) For the period March 13, 2019 to December 31, 2019.
	(3) For the period of September 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT MID CAP GROWTH SERIES		MFS VIT RESEARCH SERIES
	2020	2019	2020	2019	2020	2019
			(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$66	$31	$-	$-	$433	$390
Net realized gain (loss) on investments	192	699	933	228	2,503	9,951
Change in net unrealized appreciation (depreciation) on investments	477	(34)	39,275	(107)	6,452	108

Increase (decrease) in net assets resulting from operations	735	696	40,208	121	9,389	10,449

CONTRACT TRANSACTIONS:
Proceeds from units sold	12	-	248,153	-	12	-
Transfers for contract benefits and terminations	(108)	(72)	(42)	-	(1,727)	(1,585)
Net transfers	2,365	(446)	193,898	(2,441)	1,936	45,292
Contract maintenance charges		(5)		-	(94)	(111)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	2,269	(523)	442,009	(2,441)	127	43,596

Total increase (decrease) in net assets	3,004	173	482,217	(2,320)	9,516	54,045

NET ASSETS:
Beginning of period	2,629	2,456		2,320	54,045	-

End of period	$5,633	$2,629	$482,217	$-	$63,561	$54,045

CHANGES IN UNITS OUTSTANDING:
Units issued	277	538	25,652		401	8,798
Units redeemed	(58)	(585)	(3,840)	(199)	(373)	(5,552)

Net increase (decrease)	219	(47)	21,812	(199)	28	3,246

	(1) For the period of April 21, 2020 to December 31, 2020.
	(2) For the period January 1, 2019 to January 17, 2019.
	(3) For the period March 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT TOTAL RETURN BOND SERIES		MFS VIT VALUE SERIES		NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$145,934	$140,342	$7,379	$10,212	$(0)	$
Net realized gain (loss) on investments	(1,764)	(7,856)	18,565	25,029	2,414		1,211
Change in net unrealized appreciation (depreciation) on investments	188,308	186,609	(11,585)	73,394	4,018		2,798

Increase (decrease) in net assets resulting from operations	332,479	319,095	14,358	108,635	6,432		4,009

CONTRACT TRANSACTIONS:
Proceeds from units sold	12,008	9,212	28,046	39,490	-		-
Transfers for contract benefits and terminations	(50,944)	(186,343)	(6,744)	(108,871)	(232)		(288)
Net transfers	(173,133)	3,178,917	48,932	40,796	(4,543)		(2,064)
Contract maintenance charges		(971)		(306)			(5)
Other, net	-	-	-	-	-		-

Increase (decrease) in net assets resulting from contract transactions	(212,069)	3,000,815	70,234	(28,891)	(4,775)		(2,357)

Total increase (decrease) in net assets	120,410	3,319,910	84,592	79,744	1,656		1,652

NET ASSETS:
Beginning of period	4,227,758	907,848	435,877	356,133	14,640		12,988

End of period	$4,348,168	$4,227,758	$520,469	$435,877	$16,296		$14,640

CHANGES IN UNITS OUTSTANDING:
Units issued	25,916	315,066	7,169	10,448	90		1
Units redeemed	(45,535)	(26,014)	(2,768)	(12,178)	(190)		(88)

Net increase (decrease)	(19,619)	289,052	4,401	(1,730)	(100)		(87)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		PIMCO VIT GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
	2020	2019	2020	2019	2020	2019
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$742	$455	$797	$749	$137	$94
Net realized gain (loss) on investments	(865)	(33,231)	4,866	10,230	5	27
Change in net unrealized appreciation (depreciation) on investments	9,864	134,311	20,663	17,077	81	61

Increase (decrease) in net assets resulting from operations	9,741	101,535	26,326	28,056	223	182

CONTRACT TRANSACTIONS:
Proceeds from units sold	12	-	12	-	329,804	-
Transfers for contract benefits and terminations	(424)	(73,922)	(1,829)	(5,920)	(137)	(130)
Net transfers	126,086	(667,392)	(202)	(1,233)	(17,667)	5,291
Contract maintenance charges		(62)		(126)		(9)
Other, net	7,623	(9,195)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	133,297	(750,571)	(2,019)	(7,279)	312,001	5,152

Total increase (decrease) in net assets	143,038	(649,036)	24,307	20,777	312,224	5,334

NET ASSETS:
Beginning of period	64,708	713,744	125,397	104,620	5,334	-

End of period	$207,746	$64,708	$149,704	$125,397	$317,558	$5,334

CHANGES IN UNITS OUTSTANDING:
Units issued	5,866	5,180	500	1,766	26,876	1,474
Units redeemed	(108)	(34,953)	(505)	(2,024)	(351)	(974)

Net increase (decrease)	5,758	(29,773)	(5)	(258)	26,525	500

	(1) For the period March 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,366	$11,061	$98,340	$206,181	$5,766	$6,804
Net realized gain (loss) on investments	(34)	1,330	(5,147)	(16,492)	4,733	(3,595)
Change in net unrealized appreciation (depreciation) on investments	3,727	16,486	147,464	100,737	32,865	30,780

Increase (decrease) in net assets resulting from operations	16,059	28,877	240,657	290,426	43,364	33,989

CONTRACT TRANSACTIONS:
Proceeds from units sold	68,293	35,098	30,808	-	35,891	865
Transfers for contract benefits and terminations	(5,528)	(6,188)	(85,791)	(250,635)	(4,029)	(62,828)
Net transfers	15,547	(19,362)	73,579	1,876,969	5,425	(63,747)
Contract maintenance charges		(134)		(3,021)		(152)
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	78,311	9,414	18,595	1,623,313	37,287	(125,862)

Total increase (decrease) in net assets	94,370	38,291	259,253	1,913,739	80,651	(91,873)

NET ASSETS:
Beginning of period	218,781	180,490	8,036,637	6,122,898	418,355	510,228

End of period	$313,151	$218,781	$8,295,890	$8,036,637	$499,006	$418,355

CHANGES IN UNITS OUTSTANDING:
Units issued	3,205	2,047	17,943	124,793	7,885	3,708
Units redeemed	(328)	(1,611)	(16,780)	(19,173)	(6,370)	(10,918)

Net increase (decrease)	2,877	436	1,163	105,620	1,516	(7,210)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER REAL ESTATE SHARES VCT PORTFOLIO		PUTNAM VT INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$93,330	$120,776	$1,203	$1,575	$-
Net realized gain (loss) on investments	46,381	(14,051)	10,255	15,861	(3,873)
Change in net unrealized appreciation (depreciation) on investments	211,006	210,626	(19,233)	(1,839)	11,607

Increase (decrease) in net assets resulting from operations	350,717	317,351	(7,775)	15,597	7,734

CONTRACT TRANSACTIONS:
Proceeds from units sold	264,980	60,944	18,051	14,039	-
Transfers for contract benefits and terminations	(54,454)	(269,198)	(2,027)	(1,993)	(576)
Net transfers	30,662	557,013	(3,922)	(5,984)	(51,941)
Contract maintenance charges		(820)		(44)	(13)
Other, net	8,259	(7,846)	-	-	-

Increase (decrease) in net assets resulting from contract transactions	249,447	340,093	12,102	6,018	(52,530)

Total increase (decrease) in net assets	600,164	657,444	4,327	21,615	(44,796)

NET ASSETS:
Beginning of period	4,202,413	3,544,969	70,823	49,208	44,796

End of period	$4,802,577	$4,202,413	$75,150	$70,823	$-

CHANGES IN UNITS OUTSTANDING:
Units issued	24,547	31,594	1,781	2,283	4
Units redeemed	(14,257)	(14,534)	(974)	(1,674)	(2,269)

Net increase (decrease)	10,290	17,060	806	609	(2,265)

	(1) For the period of January 1, 2019 to November 5, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND
	2020	2019	2020	2019	2020	2019
				(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,154	$7,598	$107	$-	$124	$-
Net realized gain (loss) on investments	36,310	38,818	142	171	1,278	593
Change in net unrealized appreciation (depreciation) on investments	25,440	65,168	1,322	313	1,608	3,131

Increase (decrease) in net assets resulting from operations	71,904	111,584	1,571	484	3,010	3,724

CONTRACT TRANSACTIONS:
Proceeds from units sold	125,231	102,521	12	-	12	19,001
Transfers for contract benefits and terminations	(9,958)	(48,556)	(247)	(142)	(709)	(1,164)
Net transfers	158,635	27,549	7,403	4,808	(6,704)	11,367
Contract maintenance charges		(247)	(14)	(10)	(40)	(49)
Other, net	3,805	(4,985)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	277,713	76,282	7,155	4,656	(7,441)	29,155

Total increase (decrease) in net assets	349,618	187,866	8,726	5,140	(4,431)	32,879

NET ASSETS:
Beginning of period	528,886	341,020	5,140	-	32,879	-

End of period	$878,504	$528,886	$13,866	$5,140	$28,448	$32,879

CHANGES IN UNITS OUTSTANDING:
Units issued	9,796	3,918	616	1,042	457	4,192
Units redeemed	(2,829)	(1,986)	(66)	(648)	(989)	(1,725)

Net increase (decrease)	6,967	1,932	550	394	(532)	2,467

	(1) For the period April 8, 2019 to December 31, 2019.
	(2) For the period March 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT GROWTH OPPORTUNITIES FUND			PUTNAM VT HIGH YIELD FUND		PUTNAM VT INCOME FUND
	2020		2019	2020	2019	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$170	$		$35,355	$11,061	$39,969	$19,807
Net realized gain (loss) on investments	3,352		145	(2,408)	1,330	21,756	5,206
Change in net unrealized appreciation (depreciation) on investments	66,379		507	(1,605)	16,486	(34,984)	36,995

Increase (decrease) in net assets resulting from operations	69,901		652	31,342	28,877	26,741	62,008

CONTRACT TRANSACTIONS:
Proceeds from units sold	60,527		3,553	5,960	35,098	232,880	229,331
Transfers for contract benefits and terminations	(4,028)		(307)	(5,233)	(6,188)	(16,728)	(19,020)
Net transfers	1,533,603		2,238	25,213	(19,362)	(872,257)	230,626
Contract maintenance charges	(126)		(54)		(134)		(86)
Other, net	-		-	3,811	-	-	-

Increase (decrease) in net assets resulting from contract transactions	1,589,976		5,430	29,750	9,414	(656,104)	440,851

Total increase (decrease) in net assets	1,659,877		6,082	61,092	38,291	(629,364)	502,859

NET ASSETS:
Beginning of period	6,082		-	218,781	180,490	637,949	135,090

End of period	$1,665,959		$6,082	$279,873	$218,781	$8,585	$637,949

CHANGES IN UNITS OUTSTANDING:
Units issued	65,407		483	2,776	2,047	39,387	47,871
Units redeemed	(3,545)		(167)	(1,740)	(1,611)	(92,319)	(6,959)

Net increase (decrease)	61,862		316	1,036	436	(52,932)	40,912

	(1) For the period June 5, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT SMALL CAP VALUE FUND		PUTNAM VT SUSTAINABLE FUTURE FUND
	2020	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$37	$26	$546	$868
Net realized gain (loss) on investments	159	(92)	(33,381)	12,259	23,233
Change in net unrealized appreciation (depreciation) on investments	2,865	320	42,499	68,145	3,659

Increase (decrease) in net assets resulting from operations	3,024	265	9,144	80,950	27,760

CONTRACT TRANSACTIONS:
Proceeds from units sold	379	12	-	34,650	23,448
Transfers for contract benefits and terminations	(33)	(31)	(22,076)	(1,969)	(2,134)
Net transfers	244,021	1,510	(63,704)	(13,599)	2,810
Contract maintenance charges			(7)		(36)
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	244,366	1,492	(85,787)	19,082	24,088

Total increase (decrease) in net assets	247,390	1,757	(76,643)	100,032	51,848

NET ASSETS:
Beginning of period		1,792	78,435	139,795	87,947

End of period	$247,390	$3,549	$1,792	$239,827	$139,795

CHANGES IN UNITS OUTSTANDING:
Units issued	18,844	168	140	1,143	810
Units redeemed	(114)	(43)	(7,548)	(760)	(241)

Net increase (decrease)	18,731	125	(7,408)	383	569

	(1) For the period of April 16, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II		VAN ECK VIP EMERGING MARKETS FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$543	$652	$-	$-	$1,269	$238
Net realized gain (loss) on investments	(32,621)	(132,075)	377,870	168,416	1,999	1,261
Change in net unrealized appreciation (depreciation) on investments	(5,446)	272,278	(13,258)	317,302	8,322	12,579

Increase (decrease) in net assets resulting from operations	(37,525)	140,855	364,613	485,718	11,590	14,078

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	332,771	41,731	2,500	2,500
Transfers for contract benefits and terminations	(1,352)	(5,512)	(45,222)	(32,925)	(850)	(1,054)
Net transfers	(49,386)	(950,696)	(534,863)	52,291	(240)	-
Contract maintenance charges	(29)	(91)		(563)		(7)
Other, net	-	(29,880)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(50,768)	(986,179)	(247,313)	60,534	1,410	1,439

Total increase (decrease) in net assets	(88,293)	(845,324)	117,300	546,252	12,999	15,517

NET ASSETS:
Beginning of period	162,366	1,007,690	2,132,838	1,586,586	61,104	45,587

End of period	$74,073	$162,366	$2,250,138	$2,132,838	$74,103	$61,104

CHANGES IN UNITS OUTSTANDING:
Units issued	10	42	57,523	25,706	64	55
Units redeemed	(3,846)	(48,023)	(81,708)	(21,592)	(25)	(25)

Net increase (decrease)	(3,836)	(47,981)	(24,185)	4,114	40	30

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND		VICTORY RS SMALL CAP GROWTH EQUITY VIP
	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,573	$-	$-	$-
Net realized gain (loss) on investments	(59,850)	(7,843)	2,086	4,955
Change in net unrealized appreciation (depreciation) on investments	300,382	105,758	2,166	(1,822)

Increase (decrease) in net assets resulting from operations	250,105	97,915	4,252	3,133

CONTRACT TRANSACTIONS:
Proceeds from units sold	7,132	13,020	12	-
Transfers for contract benefits and terminations	(8,437)	(10,485)	(356)	(358)
Net transfers	(86,140)	132,763	(401)
Contract maintenance charges		(229)	(19)	(25)
Other, net	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(87,445)	135,069	(763)	(383)

Total increase (decrease) in net assets	162,660	232,984	3,488	2,750

NET ASSETS:
Beginning of period	1,012,482	779,498	9,009	6,259

End of period	$1,175,142	$1,012,482	$12,497	$9,009

CHANGES IN UNITS OUTSTANDING:
Units issued	4,543	3,813	131	1,776
Units redeemed	(5,120)	(686)	(170)	(1,596)

Net increase (decrease)	(577)	3,127	(39)	180

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The COLI VUL-2 Series Account (the Series Account), a variable life separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It is a funding vehicle for variable life insurance policies. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amount reported as Other, Net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts less the loan origination fee, and loan repayments to participant accounts.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
Alger Small Cap Growth Portfolio	$108,714	$222,396
American Century Investments VP Capital Appreciation Fund	39,799	5,986
American Century Investments VP Inflation Protection Fund	3,040,521	521,583
American Century Investments VP International Fund	10,216	19,222
American Century Investments VP Mid Cap Value Fund	1,500,310	25,670
American Century Investments VP Ultra Fund	12	13
American Century Investments VP Value Fund	760,531	600,875
American Funds IS Global Small Capitalization Fund	33,216	44,318
American Funds IS Growth and Income Fund	305	8
American Funds IS Growth Fund	849,359	1,290,393
American Funds IS International Fund	695,021	129,653
American Funds IS New World Fund	418,567	266,912
Blackrock Global Allocation VI Fund	151,945	722
Blackrock High Yield VII	29,663	12
BNY Mellon Stock Index Fund, Inc.	7,981,067	15,935,607
BNY Mellon VIF International Equity Portfolio	2,896	27,670
Clearbridge Variable Mid Cap Portfolio	67,367	48,213
Clearbridge Variable Small Cap Growth Portfolio	410,644	219,130
Columbia Variable Portfolio - Small Cap Value Fund	85,657	37,030
Davis Financial Portfolio	8,311	24,116
Davis Value Portfolio	0	1,958
Delaware VIP International Series	429,278	249,323
Delaware VIP International Value Equity Series	285,415	336,749
Delaware VIP Small Cap Value Series	313,137	88,623
DWS CROCI® U.S. VIP	25,994	109,053
DWS High Income VIP	60,919	17,626
DWS Small Cap Index VIP	2,300,352	1,276,648
DWS Small Mid Cap Value VIP	522,636	867,256
Eaton Vance VT Floating Rate Income	74,137	11
Federated Kaufmann Fund II	61,235	52,422
Fidelity VIP Contrafund Portfolio	317,912	116,535
Fidelity VIP Emerging Markets Portfolio	103,788	12
Fidelity VIP Growth Portfolio	256,897	1,651,746
Fidelity VIP Investment Grade Bond Portfolio	67,054	71,608
Fidelity VIP Mid Cap Portfolio	70,933	379,768
Goldman Sachs VIT Mid Cap Value Fund	321	33,668
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	3,234	391
Great-West Aggressive Profile Fund	129,300	119,854
Great-West Ariel Mid Cap Value Fund	104,638	47,177
Great-West Bond Index Fund	1,752,790	414,945

Investment Division	Purchases	Sales
Great-West Conservative Profile Fund	173,608	226,758
Great-West Core Bond Fund	196,439	113,440
Great-West Emerging Markets Equity Fund	120,183	41,382
Great-West Global Bond Fund	456,403	1,479,386
Great-West Government Money Market Fund	19,163,461	9,793,953
Great-West Inflation Protected Securities Investor	658,794	12
Great-West International Index Fund	3,115,798	24,986
Great-West International Value Fund	579,194	866,671
Great-West Large Cap Growth Fund	205,943	85,968
Great-West Large Cap Value Fund Investor II Class	468,226	527,642
Great-West Lifetime 2015 Fund	267,373	149,314
Great-West Lifetime 2020 Fund	166,764	33,001
Great-West Lifetime 2025 Fund	1,324,785	991,340
Great-West Lifetime 2030 Fund	1,192,150	672,023
Great-West Lifetime 2035 Fund	627,941	269,313
Great-West Lifetime 2040 Fund	910,365	348,860
Great-West Lifetime 2045 Fund	695,034	299,415
Great-West Lifetime 2050 Fund	194,335	28,706
Great-West Lifetime 2055 Fund	119,609	255,932
Great-West Mid Cap Value Fund	57,594	29,824
Great-West Moderate Profile Fund	34,808	30,876
Great-West Moderately Aggressive Profile Fund	14,601	44,503
Great-West Moderately Conservative Profile Fund	1,964,409	735,600
Great-West Multi-Sector Bond Fund	162,476	337,252
Great-West Real Estate Index Fund	209,089	131,028
Great-West S&P Mid Cap 400® Index Fund	6,892,448	1,229,139
Great-West S&P Small Cap 600® Index Fund	506,043	151,922
Great-West Short Duration Bond Fund	342,812	1,564,932
Great-West Small Cap Growth	12	13
Great-West Small Cap Value Fund	192,095	222,887
Great-West T. Rowe Price Mid Cap Growth Fund	602,667	1,574,284
Great-West U.S. Government Securities Fund	688,198	181,974
Invesco Oppenheimer V.I. Main Street Small Cap Fund	113,162	316,709
Invesco V.I. Core Equity Fund	2,885	4,077
Invesco V.I. Global Real Estate Fund	341,498	30,757
Invesco V.I. Health Care Fund	5,091	7,209
Invesco V.I. International Growth Fund	326,695	650,853
Invesco V.I. Mid Cap Core Equity Fund	146,080	42,276
Invesco V.I. Technology Fund	12,930	16,140
Janus Henderson VIT Balanced Portfolio	1,180,468	719,107
Janus Henderson VIT Enterprise Portfolio	364,583	257,120

Investment Division	Purchases	Sales
Janus Henderson VIT Flexible Bond Portfolio	1,943,203	1,260,323
Janus Henderson VIT Forty Portfolio	717,537	1,279,564
Janus Henderson VIT Global Research Portfolio	132,906	637,974
Janus Henderson VIT Global Technology Portfolio	778,336	847,548
Janus Henderson VIT Overseas Portfolio	377	947
Lord Abbett Series Developing Growth Portfolio	6,272	9,545
Lord Abbett Series Total Return Portfolio	16,937	3,878
MFS VIT Growth Series	8,333	1,862
MFS VIT II International Growth Portfolio	545,231	108,481
MFS VIT III Blended Research Small Cap Equity Portfolio	9,829	1,074
MFS VIT III Global Real Estate Portfolio	47,660	16,096
MFS VIT III Mid Cap Value Portfolio	3,226	666
MFS VIT Mid Cap Growth Series	519,452	77,328
MFS VIT Research Series	9,391	6,441
MFS VIT Total Return Bond Series	433,634	499,768
MFS VIT Value Series	131,083	32,791
Neuberger Berman AMT Mid Cap Growth Portfolio	1,955	6,731
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	135,400	2,103
Neuberger Berman AMT Sustainable Equity Portfolio	16,012	18,032
Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	315,877	3,773
Pimco VIT High Yield Portfolio	92,964	5,545
Pimco VIT Low Duration Portfolio	351,682	248,843
Pimco VIT Real Return Portfolio	161,120	119,914
Pimco VIT Total Return Portfolio	671,880	302,727
Pioneer Real Estate Shares VCT Portfolio	38,641	9,003
Putnam VT Research IA	12	13
Putnam VT Equity Income Fund	429,437	106,169
Putnam VT Global Asset Allocation Fund	8,235	876
Putnam VT Global Equity Fund	6,094	13,148
Putnam VT Growth Opportunities Fund	1,657,989	64,091
Putnam VT High Yield Fund	102,729	37,624
Putnam VT Income Fund	508,567	1,117,283
Putnam VT International Value Fund	245,593	1,227
Putnam VT Small Cap Value Fund	1,933	405
Putnam VT Sustainable Future Fund	67,325	38,512
Royce Capital Fund - Small-Cap Portfolio	0	50,768
T. Rowe Price Blue Chip Growth Portfolio II	1,285,527	1,532,840
Van Eck VIP Emerging Markets Fund	5,508	921
Van Eck VIP Global Hard Assets Fund	141,251	219,123
Victory RS Small Cap Growth Equity VIP	1,641	2,404

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Cost of Insurance

The Company deducts from each participant’s account an amount to pay for the insurance provided on each life. This charge varies based on individual characteristics of the policy holder and is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Partial Surrenders

The Company deducts from each participant’s account a maximum administrative fee of $25 for all partial withdrawals after the first made during the same policy year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Change of Death Benefit Option Fee

The Company deducts from each participant’s account a maximum fee of $100 for each change of death benefit option. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company deducts from each participant’s account a fee of $10 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Service Charge

The Company deducts from each participant’s account an amount equal to a maximum of $10 per month. This charge compensates the Company for certain administrative costs and is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from each participant’s account equal to an annual rate that will not exceed 0.90% annually. Currently, the charge is 0.28% for Policy Years 1 through 20 and 0.10% thereafter. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Expense Charges Applied to Premium

The Company deducts a maximum charge of 10% from each premium payment received. A maximum of 6.5% of this charge will be deducted as sales load to compensate the Company in part for sales and promotional expenses in connection with selling the policies.

A maximum of 3.5% of this charge will be used to cover premium taxes and certain federal income tax obligations resulting from the receipt of premiums. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Supplemental Benefit Charges

The Company deducts from each participant’s account an amount to pay for certain riders selected by the policy holder. This charge varies based on individual characteristics of the policy holder when the rider is added to the policy and is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 10, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratio represents the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invest.

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

ALGER SMALL CAP GROWTH PORTFOLIO
2020	21		$ 358.01	$ 737	1.12%	0.00%	67.18%
2019	3		$ 214.15	$ 536	0.00%	0.00%	29.34%
2018	3		$ 165.57	$ 455	0.00%	0.00%	1.44%
2017	3		$ 163.24	$ 428	0.00%	0.00%	28.73%
2016	3		$ 126.82	$ 339	0.00%	0.00%	6.24%
AMERICAN CENTURY INVESTMENTS VP CAPITAL APPRECIATION FUND
2020	19		$ 25.58	$ 486	0.00%	0.00%	42.42%
2019	19		$ 17.96	$ 347	0.00%	0.00%	35.56%
2018	13		$ 13.24	$ 174	0.00%	0.00%	(5.20) %
2017	6		$ 13.97	$ 89	0.00%	0.00%	21.79%
2016	10		$ 11.47	$ 119	0.00%	0.00%	3.23%
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
2020	292		$ 12.09	$ 3,524	1.88%	0.00%	9.57%
2019	68		$ 11.03	$ 754	2.34%	0.00%	8.90%
2018	64		$ 10.13	$ 644	2.92%	0.00%	(2.82) %
2017	56		$ 10.42	$ 582	2.73%	0.00%	3.67%
2016	43		$ 10.05	$ 433	0.72%	0.00%	4.39%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2020	3		$ 19.80	$ 67	0.60%	0.00%	25.89%
2019	4		$ 15.73	$ 59	0.89%	0.00%	28.42%
2018	4		$ 12.25	$ 52	1.24%	0.00%	(15.22) %
2017	4		$ 14.45	$ 55	0.94%	0.00%	31.20%
2016	5		$ 11.01	$ 50	0.98%	0.00%	(5.49) %
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 04/28/2017)
2020	133		$ 12.33	$ 1,641	2.97%	0.00%	1.19%
2019	3		$ 12.18	$ 37	1.58%	0.00%	29.15%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND 2020	24		$ 51.13	$ 1,234	2.20%	0.00%	0.97%
2019	24		$ 50.64	$ 1,202	2.12%	0.00%	27.03%
2018	21		$ 39.86	$ 844	1.70%	0.00%	(9.15) %
2017	18		$ 43.87	$ 782	1.74%	0.00%	8.75%
2016	13		$ 40.35	$ 511	1.74%	0.00%	20.48%
AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND
2020	8		$ 24.46	$ 201	0.18%	0.00%	29.74%
2019	9		$ 18.85	$ 177	0.18%	0.00%	31.52%
2018	9		$ 14.33	$ 126	0.09%	0.00%	(10.55) %
2017	0	*	$ 16.03	$ 4	0.15%	0.00%	25.90%
2016	3		$ 12.73	$ 42	0.21%	0.00%	2.09%
AMERICAN FUNDS IS GROWTH FUND
2020	95		$ 48.61	$ 4,622	0.32%	0.00%	52.10%
2019	114		$ 31.96	$ 3,640	0.83%	0.00%	30.77%
2018	98		$ 24.44	$ 2,394	0.44%	0.00%	(0.25) %
2017	93		$ 24.50	$ 2,269	0.48%	0.00%	28.29%
2016	106		$ 19.10	$ 2,017	0.71%	0.00%	9.49%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

AMERICAN FUNDS IS GROWTH AND INCOME FUND
(Effective date 4/30/2018)
2020	0	*	$ 13.65	$ 3	1.46%	0.00%	13.55%
AMERICAN FUNDS IS INTERNATIONAL FUND
2020	64		$ 17.57	$ 1,132	0.77%	0.00%	14.00%
2019	33		$ 15.41	$ 501	1.06%	0.00%	22.89%
2018	117		$ 12.54	$ 1,469	1.68%	0.00%	(13.14) %
2017	124		$ 14.44	$ 1,790	1.26%	0.00%	32.15%
2016	135		$ 10.93	$ 1,475	1.47%	0.00%	3.53%
AMERICAN FUNDS IS NEW WORLD FUND
2020	69		$ 31.32	$ 2,150	0.08%	0.00%	23.60%
2019	64		$ 25.34	$ 1,633	0.94%	0.00%	29.14%
2018	80		$ 19.62	$ 1,568	0.86%	0.00%	(14.04) %
2017	80		$ 22.83	$ 1,823	0.95%	0.00%	29.45%
2016	76		$ 17.64	$ 1,336	0.81%	0.00%	5.26%
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 04/29/2016)
2020	10		$ 15.58	$ 158	1.56%	0.00%	20.96%
2019	0	*	$ 12.88	$ 5	1.11%	0.00%	17.99%
2018	2		$ 10.91	$ 21	0.99%	0.00%	(7.34) %
BLACKROCK HIGH YIELD V.I. I
(Effective date 06/20/2019)
2020	3		$ 11.26	$ 30	0.00%	0.00%	7.30%
BNY MELLON STOCK INDEX FUND
2020	692		$ 36.49	$ 25,248	1.66%	0.00%	18.01%
2019	988		$ 30.92	$ 30,559	1.72%	0.00%	31.18%
2018	1,060		$ 23.57	$ 24,987	1.67%	0.00%	(4.64) %
2017	1,048		$ 24.72	$ 25,895	1.72%	0.00%	21.54%
2016	1,044		$ 20.34	$ 21,227	2.02%	0.00%	11.71%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2020	9		$ 16.82	$ 155	0.31%	0.00%	15.34%
2019	8		$ 14.58	$ 121	0.85%	0.00%	32.95%
2018	4		$ 10.96	$ 48	0.65%	0.00%	(12.52) %
2017	1		$ 12.54	$ 14	0.43%	0.00%	12.80%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 04/29/2016)
2020	18		$ 26.47	$ 489	0.00%	0.00%	43.26%
2019	11		$ 18.48	$ 211	0.00%	0.00%	26.87%
2018	4		$ 14.56	$ 53	0.00%	0.00%	3.44%
2017	4		$ 14.08	$ 49	0.00%	0.00%	24.27%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
2020	7		$ 35.67	$ 154	0.74%	0.00%	8.79%
2019	4		$ 32.79	$ 141	0.64%	0.00%	21.34%
2018	2		$ 27.02	$ 56	0.41%	0.00%	(18.01) %
2017	2		$ 32.96	$ 68	0.63%	0.00%	14.31%
2016	4		$ 28.83	$ 120	0.72%	0.00%	33.05%
DAVIS FINANCIAL PORTFOLIO
2020	1		$ 25.89	$ 37	1.57%	0.00%	(5.99) %
2019	2		$ 27.54	$ 58	1.57%	0.00%	25.86%
2018	2		$ 21.88	$ 41	1.35%	0.00%	(10.67) %
2017	2		$ 24.50	$ 41	1.05%	0.00%	21.42%
2016	0	*	$ 20.18	$ 6	0.85%	0.00%	14.25%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

DAVIS VALUE PORTFOLIO
2020	4	$ 31.94	$ 139	0.81%	0.00%	11.73%
2019	4	$ 28.59	$ 127	1.65%	0.00%	31.16%
2018	5	$ 21.80	$ 98	0.87%	0.00%	(13.60) %
2017	5	$ 25.23	$ 116	0.62%	0.00%	22.63%
2016	16	$ 20.57	$ 338	1.21%	0.00%	11.88%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2020	18	$ 10.18	$ 183	0.00%	0.00%	1.81%
DELAWARE VIP SMALL CAP VALUE SERIES
2020	25	$ 14.84	$ 369	1.10%	0.00%	(2.19) %
2019	9	$ 15.17	$ 142	0.90%	0.00%	27.72%
2018	3	$ 11.88	$ 32	0.61%	0.00%	(16.95) %
2017	4	$ 14.30	$ 52	0.53%	0.00%	11.76%
2016	1	$ 12.79	$ 14	0.73%	0.00%	31.07%
DWS CROCI® U.S. VIP
2020	8	$ 16.86	$ 143	2.02%	0.00%	(12.14) %
2019	15	$ 19.19	$ 285	1.97%	0.00%	32.95%
2018	19	$ 14.44	$ 281	2.62%	0.00%	(10.50) %
2017	19	$ 16.13	$ 309	1.41%	0.00%	22.88%
2016	24	$ 13.13	$ 311	1.10%	0.00%	(4.38) %
DWS HIGH INCOME VIP
2020	8	$ 22.01	$ 168	5.16%	0.00%	6.22%
2019	6	$ 20.72	$ 119	6.03%	0.00%	15.69%
2018	4	$ 17.91	$ 65	8.15%	0.00%	(2.52) %
2017	3	$ 18.37	$ 55	6.64%	0.00%	7.50%
2016	3	$ 17.09	$ 46	5.09%	0.00%	12.87%
DWS SMALL CAP INDEX VIP
2020	265	$ 32.48	$ 8,594	1.30%	0.00%	19.42%
2019	268	$ 27.20	$ 7,280	1.06%	0.00%	25.22%
2018	272	$ 21.72	$ 5,913	0.95%	0.00%	(11.23) %
2017	268	$ 24.47	$ 6,559	0.72%	0.00%	14.33%
2016	144	$ 21.40	$ 3,089	1.07%	0.00%	21.03%
DWS SMALL MID CAP VALUE VIP
2020	49	$ 26.80	$ 1,322	1.61%	0.00%	(0.79) %
2019	65	$ 27.01	$ 1,768	0.72%	0.00%	21.51%
2018	70	$ 22.23	$ 1,556	1.37%	0.00%	(16.01) %
2017	64	$ 26.47	$ 1,695	0.73%	0.00%	10.52%
2016	64	$ 23.95	$ 1,544	0.60%	0.00%	16.89%
EATON VANCE VT FLOATING-RATE INCOME FUND
(Effective date 04/29/2016)
2020	6	$ 11.89	$ 74	0.27%	0.00%	2.02%
FEDERATED HERMES KAUFMANN FUND II
2020	6	$ 45.93	$ 262	0.00%	0.00%	28.81%
2019	6	$ 35.66	$ 207	0.00%	0.00%	33.82%
2018	5	$ 26.65	$ 144	0.00%	0.00%	3.84%
2017	5	$ 25.66	$ 136	0.00%	0.00%	28.33%
2016	3	$ 20.00	$ 65	0.00%	0.00%	3.66%
FIDELITY VIP CONTRAFUND PORTFOLIO
2020	35	$ 56.03	$ 1,949	0.04%	0.08%	30.22%
2019	31	$ 43.03	$ 1,336	0.23%	0.00%	31.28%
2018	81	$ 32.78	$ 2,660	0.44%	0.00%	(6.64) %
2017	82	$ 35.11	$ 2,872	0.81%	0.00%	21.59%
2016	81	$ 28.87	$ 2,336	0.62%	0.00%	7.73%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

FIDELITY VIP EMERGING MARKETS PORTFOLIO
(Effective date 06/20/2019)
2020	7	$ 14.09	$ 104	0.00%	0.00%	30.88%
FIDELITY VIP GROWTH PORTFOLIO
2020	1	$ 44.59	$ 48	0.05%	0.00%	43.53%
2019	36	$ 31.07	$ 1,109	0.05%	0.00%	33.98%
2018	32	$ 23.19	$ 739	0.03%	0.00%	(0.43) %
2017	34	$ 23.29	$ 791	0.10%	0.00%	34.82%
2016	55	$ 17.27	$ 952	0.00%	0.00%	0.55%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2020	15	$ 25.73	$ 394	2.21%	0.00%	9.16%
2019	16	$ 23.57	$ 370	2.54%	0.00%	9.40%
2018	13	$ 21.54	$ 280	2.33%	0.00%	(0.79) %
2017	23	$ 21.71	$ 496	1.93%	0.00%	3.99%
2016	38	$ 20.88	$ 793	2.27%	0.00%	4.48%
FIDELITY VIP MID CAP PORTFOLIO
2020	8	$ 68.18	$ 519	0.36%	0.00%	17.86%
2019	13	$ 57.85	$ 759	0.56%	0.00%	23.17%
2018	19	$ 46.96	$ 885	0.42%	0.00%	(14.77) %
2017	17	$ 55.10	$ 952	0.50%	0.00%	20.54%
2016	21	$ 45.71	$ 965	0.33%	0.00%	11.92%
GOLDMAN SACHS VIT MID CAP VALUE FUND
2020	4	$ 19.55	$ 76	0.68%	0.00%	8.38%
2019	6	$ 18.04	$ 103	0.78%	0.00%	31.52%
2018	3	$ 13.71	$ 45	1.57%	0.00%	(10.46) %
2017	1	$ 15.32	$ 21	0.97%	0.00%	11.07%
2016	1	$ 13.79	$ 10	1.28%	0.00%	13.53%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
(Effective date 04/29/2016)
2020	1	$ 11.61	$ 9	2.58%	0.00%	6.72%
2019	1	$ 10.87	$ 5	2.67%	0.00%	8.82%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	43	$ 14.27	$ 618	1.71%	0.00%	12.03%
2019	44	$ 12.74	$ 566	1.29%	0.00%	26.10%
2018	107	$ 10.11	$ 1,084	2.98%	0.00%	(10.41) %
2017	59	$ 11.28	$ 666	2.00%	0.00%	12.80%
GREAT-WEST ARIEL MID CAP VALUE FUND
2020	6	$ 60.70	$ 345	2.85%	0.00%	9.09%
2019	5	$ 55.64	$ 262	1.32%	0.00%	24.32%
2018	4	$ 44.76	$ 197	0.69%	0.00%	(14.40) %
2017	8	$ 52.29	$ 398	2.07%	0.00%	15.01%
2016	13	$ 45.47	$ 596	1.42%	0.00%	13.05%
GREAT-WEST BOND INDEX FUND
2020	235	$ 16.47	$ 3,872	1.81%	0.00%	7.18%
2019	155	$ 15.37	$ 2,378	1.08%	0.00%	8.09%
2018	139	$ 14.22	$ 1,976	1.33%	0.00%	(0.41) %
2017	145	$ 14.28	$ 2,070	1.04%	0.00%	3.05%
2016	142	$ 13.86	$ 1,963	0.96%	0.00%	1.94%

(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/28/2017)
2020	90		$ 12.19	$ 1,096	2.14%	0.00%	8.22%
2019	97		$ 11.26	$ 1,087	1.72%	0.00%	11.54%
2018	78		$ 10.10	$ 792	8.65%	0.00%	(3.15) %
2017	9		$ 10.42	$ 96	1.81%	0.00%	4.24%
GREAT-WEST CORE BOND FUND
2020	164		$ 16.97	$ 2,776	2.80%	0.00%	8.04%
2019	162		$ 15.71	$ 2,541	2.43%	0.00%	9.19%
2018	166		$ 14.39	$ 2,394	2.39%	0.00%	(1.21) %
2017	163		$ 14.57	$ 2,376	1.95%	0.00%	3.89%
2016	168		$ 14.02	$ 2,349	3.06%	0.00%	4.70%
GREAT-WEST EMERGING MARKETS EQUITY FUND
(Effective date 04/30/2018)
2020	8		$ 12.00	$ 96	9.53%	0.00%	19.59%
2019	0	*	$ 10.03	$ 3	0.98%	0.00%	21.67%
2018	0	*	$ 8.24	$ 2	0.82%	0.00%	(17.55) %
GREAT-WEST GLOBAL BOND FUND
2020	109		$ 15.57	$ 1,696	1.02%	0.00%	5.35%
2019	182		$ 14.78	$ 2,696	3.22%	0.00%	4.07%
2018	336		$ 14.20	$ 4,773	2.55%	0.00%	(0.27) %
2017	352		$ 14.24	$ 5,014	1.77%	0.00%	1.95%
2016	304		$ 13.97	$ 4,248	1.33%	0.00%	2.98%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2020	1,744		$ 13.52	$ 23,577	0.23%	0.00%	0.28%
2019	1,054		$ 13.48	$ 14,207	1.72%	0.00%	1.76%
2018	656		$ 13.25	$ 8,692	1.37%	0.00%	1.39%
2017	829		$ 13.07	$ 10,837	0.38%	0.00%	0.41%
2016	1,015		$ 13.01	$ 13,203	0.00%	0.00%	0.00%
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
(Effective date 04/30/2018)
2020	58		$ 11.39	$ 660	0.00%	0.00%	7.57%
GREAT-WEST INTERNATIONAL INDEX FUND
2020	225		$ 14.54	$ 3,267	17.50%	0.00%	7.52%
2019	0	*	$ 13.54	$ 1	0.50%	0.00%	21.25%
2018	5		$ 11.15	$ 54	2.16%	0.00%	(13.84) %
2017	4		$ 12.94	$ 49	2.03%	0.00%	24.62%
2016	0	*	$ 10.39	$ 4	0.34%	0.00%	0.66%
GREAT-WEST INTERNATIONAL VALUE FUND
2020	340		$ 15.56	$ 5,286	1.06%	0.00%	9.76%
2019	363		$ 14.18	$ 5,149	1.25%	0.00%	22.07%
2018	436		$ 11.62	$ 5,064	1.55%	0.00%	(15.58) %
2017	308		$ 13.76	$ 4,235	1.03%	0.00%	26.46%
2016	328		$ 10.88	$ 3,567	0.57%	0.00%	3.88%
GREAT-WEST LARGE CAP GROWTH FUND
2020	3		$ 60.76	$ 180	4.14%	0.00%	41.45%
2019	0	*	$ 42.94	$ 19	0.09%	0.00%	36.21%
2018	7		$ 31.53	$ 207	0.25%	0.00%	0.05%
2017	7		$ 31.51	$ 224	0.78%	0.00%	30.05%
2016	7		$ 24.23	$ 158	0.17%	0.00%	1.01%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS
(Effective date 10/25/2019)
2020	216	$ 11.11	$ 2,403	1.26%	0.00%	3.90%
2019	228	$ 10.69	$ 2,436	0.60%	0.00%	6.91%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 04/21/2016)
2020	115	$ 14.16	$ 1,625	1.99%	0.00%	10.98%
2019	108	$ 12.76	$ 1,381	1.35%	0.00%	15.17%
2018	149	$ 11.08	$ 1,647	2.48%	0.00%	(4.41) %
2017	62	$ 11.59	$ 724	1.90%	0.00%	11.12%
2016	22	$ 10.43	$ 227	2.01%	0.00%	4.29%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/29/2016)
2020	47	$ 14.52	$ 675	2.33%	0.00%	11.29%
2019	38	$ 13.05	$ 492	1.84%	0.00%	16.44%
2018	40	$ 11.20	$ 444	2.91%	0.00%	(4.95) %
2017	6	$ 11.79	$ 69	4.04%	0.00%	12.44%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/21/2016)
2020	317	$ 14.97	$ 4,743	2.09%	0.00%	12.24%
2019	305	$ 13.34	$ 4,074	1.60%	0.00%	18.01%
2018	191	$ 11.30	$ 2,159	2.12%	0.00%	(5.74) %
2017	151	$ 11.99	$ 1,806	2.00%	0.00%	14.14%
2016	86	$ 10.51	$ 901	2.20%	0.00%	5.06%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/29/2016)
2020	153	$ 15.54	$ 2,377	2.38%	0.00%	12.59%
2019	119	$ 13.80	$ 1,637	2.07%	0.00%	20.01%
2018	105	$ 11.50	$ 1,211	2.91%	0.00%	(6.73) %
2017	66	$ 12.33	$ 820	4.73%	0.00%	16.17%
2016	9	$ 10.61	$ 93	1.18%	0.00%	6.11%
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/21/2016)
2020	110	$ 15.99	$ 1,757	2.31%	0.00%	13.27%
2019	89	$ 14.12	$ 1,250	1.50%	0.00%	22.17%
2018	134	$ 11.55	$ 1,549	2.30%	0.00%	(7.86) %
2017	44	$ 12.54	$ 552	2.16%	0.00%	18.36%
2016	23	$ 10.60	$ 249	2.11%	0.00%	5.96%
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/29/2016)
2020	87	$ 16.43	$ 1,424	2.85%	0.00%	13.61%
2019	53	$ 14.46	$ 771	1.95%	0.00%	23.82%
2018	50	$ 11.68	$ 580	2.75%	0.00%	(8.75) %
2017	37	$ 12.80	$ 477	5.96%	0.00%	19.53%
2016	8	$ 10.71	$ 88	2.39%	0.00%	7.09%
GREAT-WEST LIFETIME 2045 FUND
(Effective date 04/21/2016)
2020	71	$ 16.46	$ 1,170	2.47%	0.00%	13.92%
2019	47	$ 14.45	$ 675	1.58%	0.00%	24.59%
2018	42	$ 11.60	$ 486	1.88%	0.00%	(9.36) %
2017	26	$ 12.80	$ 337	2.03%	0.00%	20.43%
2016	13	$ 10.63	$ 138	1.82%	0.00%	6.29%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

GREAT-WEST LIFETIME 2050 FUND
(Effective date 04/29/2016)
2020	25		$ 16.63	$ 415	2.33%	0.00%	13.96%
2019	15		$ 14.59	$ 213	1.53%	0.00%	24.82%
2018	20		$ 11.69	$ 228	2.77%	0.00%	(9.53) %
2017	15		$ 12.92	$ 196	3.54%	0.00%	20.59%
GREAT-WEST LIFETIME 2055 FUND
(Effective date 04/21/2016)
2020	24		$ 16.45	$ 394	1.19%	0.00%	13.95%
2019	34		$ 14.44	$ 485	2.24%	0.00%	24.69%
2018	15		$ 11.58	$ 173	1.61%	0.00%	(9.74) %
2017	11		$ 12.83	$ 143	1.82%	0.00%	20.80%
2016	5		$ 10.62	$ 56	1.71%	0.00%	6.21%
GREAT-WEST SMALL CAP VALUE FUND
2020	23		$ 45.16	$ 1,032	0.00%	0.00%	3.20%
2019	22		$ 43.76	$ 980	0.00%	0.00%	24.67%
2018	22		$ 35.10	$ 756	0.00%	0.00%	(16.20) %
2017	20		$ 41.89	$ 831	0.08%	0.00%	9.74%
2016	19		$ 38.17	$ 735	0.08%	0.00%	25.83%
GREAT-WEST MID CAP VALUE FUND
2020	8		$ 13.91	$ 105	0.92%	0.00%	(0.35) %
2019	6		$ 13.96	$ 79	0.17%	0.00%	20.49%
2018	7		$ 11.58	$ 81	4.81%	0.00%	(12.31) %
2017	4		$ 13.21	$ 50	13.64%	0.00%	16.99%
2016	0	*	$ 11.24	$ 1	1.56%	0.00%	20.29%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/28/2017)
2020	26		$ 13.23	$ 338	1.59%	0.00%	11.23%
2019	26		$ 11.89	$ 311	2.04%	0.00%	17.52%
2018	28		$ 10.12	$ 283	3.33%	0.00%	(6.29) %
2017	6		$ 10.80	$ 67	1.51%	0.00%	7.96%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	6		$ 13.60	$ 83	2.01%	0.00%	11.77%
2019	9		$ 12.17	$ 109	1.69%	0.00%	20.35%
2018	8		$ 10.11	$ 77	3.06%	0.00%	(7.63) %
2017	2		$ 10.95	$ 20	1.15%	0.00%	9.49%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/28/2017)
2020	111		$ 12.67	$ 1,401	1.78%	0.00%	9.52%
2019	12		$ 11.57	$ 133	1.97%	0.00%	14.45%
2018	9		$ 10.10	$ 87	2.97%	0.00%	(4.72) %
2017	5		$ 10.61	$ 54	1.43%	0.00%	6.06%
GREAT-WEST MULTI-SECTOR BOND FUND
2020	9		$ 46.33	$ 403	2.88%	0.00%	9.09%
2019	13		$ 42.47	$ 566	1.72%	0.00%	11.74%
2018	13		$ 38.01	$ 507	2.44%	0.00%	(3.11) %
2017	15		$ 39.23	$ 573	1.66%	0.00%	6.27%
2016	21		$ 36.91	$ 790	2.33%	0.00%	11.38%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

GREAT-WEST REAL ESTATE INDEX FUND
2020	22	$ 13.53	$ 301	1.62%	0.00%	(11.57) %
2019	18	$ 15.30	$ 269	0.95%	0.00%	22.40%
2018	16	$ 12.50	$ 195	2.17%	0.00%	(4.85) %
2017	5	$ 13.14	$ 63	0.84%	0.00%	3.10%
GREAT-WEST S&P MID CAP 400® INDEX FUND
2020	353	$ 21.92	$ 7,744	3.45%	0.00%	13.10%
2019	84	$ 19.38	$ 1,621	0.32%	0.00%	25.49%
2018	90	$ 15.44	$ 1,388	0.69%	0.00%	(11.57) %
2017	65	$ 17.46	$ 1,141	0.66%	0.00%	15.65%
2016	28	$ 15.10	$ 420	0.61%	0.00%	19.96%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
(Effective date 02/29/2016)
2020	25	$ 18.49	$ 469	2.82%	0.00%	10.93%
2019	2	$ 16.67	$ 40	0.89%	0.00%	22.36%
2018	1	$ 12.92	$ 14	1.20%	0.00%	(8.99) %
2017	9	$ 14.97	$ 142	1.51%	0.00%	12.75%
2016	10	$ 13.28	$ 129	1.00%	0.00%	32.77%
GREAT-WEST SHORT DURATION BOND FUND
2020	447	$ 15.55	$ 6,957	1.96%	0.00%	4.65%
2019	534	$ 14.86	$ 7,942	2.07%	0.00%	5.40%
2018	542	$ 14.10	$ 7,645	1.83%	0.00%	0.63%
2017	684	$ 14.01	$ 9,588	1.15%	0.00%	1.96%
2016	527	$ 13.74	$ 7,238	1.52%	0.00%	1.70%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2020	42	$ 69.13	$ 2,882	0.00%	0.00%	24.10%
2019	62	$ 55.70	$ 3,447	0.01%	0.00%	31.28%
2018	89	$ 42.43	$ 3,763	0.09%	0.00%	(2.33) %
2017	72	$ 43.44	$ 3,121	0.34%	0.00%	24.43%
2016	86	$ 34.91	$ 3,009	0.06%	0.00%	6.18%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2020	3,947	$ 24.88	$ 3,947	0.91%	0.00%	5.86%
2019	140	$ 23.50	$ 3,279	1.55%	0.00%	6.12%
2018	134	$ 22.14	$ 2,964	1.90%	0.00%	0.46%
2017	162	$ 22.04	$ 3,567	1.35%	0.00%	2.22%
2016	178	$ 21.56	$ 3,841	1.71%	0.00%	1.22%
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2020	346	$ 17.14	$ 346	0.76%	0.00%	19.89%
2019	33	$ 14.30	$ 471	0.25%	0.00%	26.47%
2018	81	$ 11.30	$ 913	0.34%	0.00%	(10.32) %
2017	53	$ 12.60	$ 664	1.25%	0.00%	14.16%
2016	23	$ 11.04	$ 253	0.01%	0.00%	18.05%
INVESCO V.I. CORE EQUITY FUND
2020	25	$ 31.35	$ 25	1.44%	0.00%	13.87%
2019	1	$ 27.53	$ 22	0.94%	0.00%	28.96%
2018	1	$ 21.35	$ 19	0.91%	0.00%	(9.40) %
2017	7	$ 23.57	$ 160	0.95%	0.00%	13.17%
2016	7	$ 20.82	$ 147	0.76%	0.00%	10.26%
INVESCO V.I. GLOBAL REAL ESTATE FUND
2020	1,418	$ 39.83	$ 1,418	5.94%	0.00%	(12.32) %
2019	27	$ 45.43	$ 1,224	4.23%	0.00%	23.00%
2018	40	$ 36.93	$ 1,471	3.70%	0.00%	(6.15) %
2017	44	$ 39.36	$ 1,713	3.23%	0.00%	13.05%
2016	43	$ 34.81	$ 1,494	1.60%	0.00%	2.04%

(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESCO V.I. HEALTH CARE FUND
2020	71	$46.61	$58	0.35%	0.00%	14.44%
2019	2	$40.73	$64	0.03%	0.00%	32.50%
2018	3	$30.73	$81	0.00%	0.00%	0.91%
2017	3	$30.46	$88	0.37%	0.00%	15.83%
2016	4	$26.30	$112	0.00%	0.00%	(11.46) %
INVESCO V.I. INTERNATIONAL GROWTH FUND
2020	175	$22.34	$3,913	2.55%	0.00%	13.98%
2019	193	$19.60	$3,789	1.61%	0.00%	28.57%
2018	203	$15.24	$3,100	2.18%	0.00%	(14.97) %
2017	191	$17.93	$3,432	1.46%	0.00%	23.00%
2016	191	$14.57	$2,779	1.43%	0.00%	(0.45) %
INVESCO V.I. MID CAP CORE EQUITY FUND
2020	13	$30.84	$395	0.87%	0.00%	9.27%
2019	9	$28.22	$247	0.51%	0.00%	25.28%
2018	9	$22.53	$196	0.57%	0.00%	(11.35) %
2017	7	$25.41	$180	0.36%	0.00%	14.92%
2016	19	$22.12	$412	0.07%	0.00%	13.43%
INVESCO V.I. TECHNOLOGY FUND
2020	3	$48.87	$129	0.00%	0.00%	46.10%
2019	3	$33.45	$94	0.00%	0.00%	35.88%
2018	5	$24.62	$129	0.00%	0.00%	(0.45) %
2017	7	$24.73	$169	0.00%	0.00%	35.13%
2016	9	$18.30	$171	0.00%	0.00%	(0.75) %
JANUS HENDERSON VIT BALANCED PORTFOLIO
2020	79	$43.34	$3,426	2.68%	0.00%	14.32%
2019	71	$37.91	$2,698	2.00%	0.00%	22.59%
2018	71	$30.93	$2,200	2.09%	0.00%	0.68%
2017	75	$30.72	$2,294	1.69%	0.00%	18.43%
2016	46	$25.94	$1,183	2.26%	0.00%	4.61%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
(Effective date 04/28/2017)
2020	41	$18.81	$776	0.13%	0.00%	19.50%
2019	39	$15.74	$611	0.13%	0.00%	35.48%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2020	87	$31.88	$2,760	3.27%	0.00%	10.48%
2019	64	$28.86	$1,853	3.61%	0.00%	9.57%
2018	69	$26.34	$1,805	3.63%	0.00%	(1.00) %
2017	60	$26.60	$1,597	3.13%	0.00%	3.62%
2016	77	$25.68	$1,989	2.55%	0.00%	2.47%
JANUS HENDERSON VIT FORTY PORTFOLIO
2020	32	$87.05	$2,763	0.80%	0.00%	39.40%
2019	41	$62.45	$2,541	0.16%	0.00%	37.16%
2018	50	$45.53	$2,257	1.39%	0.00%	1.98%
2017	39	$44.64	$1,732	0.00%	0.00%	30.31%
2016	94	$34.26	$3,231	0.00%	0.00%	2.20%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2020	16	$20.03	$319	0.70%	0.00%	20.08%
2019	44	$16.68	$734	0.95%	0.00%	29.04%
2018	59	$12.93	$757	1.15%	0.00%	(6.87) %
2017	58	$13.88	$800	0.85%	0.00%	27.03%
2016	56	$10.93	$615	1.10%	0.00%	2.06%

(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO
2020	25		$ 92.37	$ 2,347	0.00%	0.00%	51.18%
2019	29		$ 61.10	$ 1,764	0.41%	0.00%	45.17%
2018	22		$ 42.08	$ 922	1.00%	0.00%	1.19%
2017	8		$ 41.59	$ 334	0.47%	0.00%	45.09%
2016	4		$ 28.67	$ 114	0.19%	0.00%	14.21%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO
2020	2		$ 36.52	$ 70	1.50%	0.00%	16.28%
2019	2		$ 31.41	$ 62	1.92%	0.00%	27.02%
2018	2		$ 24.73	$ 49	1.76%	0.00%	(14.94) %
2017	2		$ 29.07	$ 59	1.64%	0.00%	31.12%
2016	3		$ 22.17	$ 56	4.48%	0.00%	(6.45) %
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
2020	8		$ 26.47	$ 222	0.00%	0.00%	72.57%
2019	9		$ 15.34	$ 131	0.00%	0.00%	31.77%
2018	7		$ 11.64	$ 81	0.00%	0.00%	4.88%
2017	2		$ 11.10	$ 27	0.00%	0.00%	29.92%
2016	2		$ 8.54	$ 21	0.00%	0.00%	(2.61) %
LORD ABBETT SERIES TOTAL RETURN PORTFOLIO
(Effective date 04/30/2018)
2020	2		$ 11.77	$ 21	3.76%	0.00%	7.43%
2019	1		$ 10.97	$ 7	3.00%	0.00%	8.41%
MFS VIT GROWTH SERIES
(Effective date 04/30/2018)
2020	1		$ 17.65	$ 18	0.00%	0.00%	31.90%
2019	1		$ 13.38	$ 9	0.00%	0.00%	38.15%
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
(Effective date 06/20/2019)
2020	38		$ 12.48	$ 470	0.00%	0.00%	15.84%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/28/2017)
2020	1		$ 13.60	$ 16	1.31%	0.62%	2.23%
2019	0	*	$ 13.30	$ 6	0.66%	0.00%	26.77%
MFS VIT III GLOBAL REAL ESTATE PORTFOLIO
(Effective date 06/20/2019)
2020	3		$ 13.52	$ 35	0.00%	0.00%	1.49%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2020	0	*	$ 13.25	$ 6	1.99%	0.00%	3.87%
2019	0	*	$ 12.76	$ 3	1.42%	0.00%	31.11%
2018	0	*	$ 9.71	$ 2	0.00%	0.00%	(11.45) %
MFS VIT MID CAP GROWTH SERIES
(Effective date 04/28/2017)
2020	22		$ 22.11	$ 482	0.00%	0.00%	36.48%
MFS VIT RESEARCH SERIES
2020	3		$ 19.41	$ 64	0.84%	0.00%	16.59%
2019	3		$ 16.65	$ 54	0.68%	0.00%	32.95%
MFS VIT TOTAL RETURN BOND SERIES
(Effective date 04/28/2017)
2020	359		$ 12.11	$ 4,348	3.69%	0.00%	8.52%
2019	379		$ 11.16	$ 4,228	4.05%	0.00%	10.21%
2018	90		$ 10.13	$ 908	3.33%	0.00%	(1.08) %
2017	85		$ 10.24	$ 866	3.32%	0.00%	2.42%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

MFS VIT VALUE SERIES
2020	33		$ 15.78	$ 520	1.69%	0.00%	3.48%
2019	29		$ 15.25	$ 436	2.34%	0.00%	29.80%
2018	30		$ 11.75	$ 356	1.61%	0.00%	(10.09) %
2017	26		$ 13.07	$ 337	2.02%	0.00%	17.66%
2016	15		$ 11.11	$ 170	3.25%	0.00%	14.08%
NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO
2020	0	*	$ 41.89	$ 16	0.00%	0.00%	39.98%
2019	0	*	$ 29.94	$ 15	0.00%	0.00%	32.75%
2018	1		$ 22.55	$ 13	0.00%	0.00%	(6.41) %
2017	6		$ 24.09	$ 139	0.00%	0.00%	25.29%
2016	12		$ 19.23	$ 237	0.00%	0.00%	4.39%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2020	8		$ 25.14	$ 208	1.15%	0.00%	(2.61) %
2019	3		$ 25.81	$ 65	0.21%	0.00%	16.75%
2018	32		$ 22.11	$ 714	0.63%	0.00%	(15.28) %
2017	56		$ 26.10	$ 1,462	1.18%	0.00%	16.74%
2016	32		$ 22.36	$ 712	0.67%	0.00%	16.17%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2020	3		$ 47.25	$ 150	0.69%	0.36%	19.57%
2019	3		$ 39.52	$ 125	0.63%	0.00%	25.88%
2018	2		$ 31.40	$ 77	0.49%	0.00%	(5.72) %
2017	2		$ 33.31	$ 77	0.32%	0.00%	18.43%
2016	0	*	$ 28.09	$ 7	0.00%	0.00%	9.86%
PIMCO VIT GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
(Effective date 04/28/2017)
2020	27		$ 11.75	$ 318	2.69%	0.00%	10.13%
2019	1		$ 10.67	$ 5	2.03%	0.00%	6.14%
PIMCO VIT HIGH YIELD PORTFOLIO
2020	11		$ 28.43	$ 313	5.30%	0.00%	5.76%
2019	8		$ 26.88	$ 219	4.94%	0.00%	14.73%
2018	8		$ 23.43	$ 180	5.08%	0.00%	(2.65) %
2017	11		$ 24.07	$ 254	4.87%	0.00%	6.60%
2016	21		$ 22.58	$ 483	5.22%	0.00%	12.44%
PIMCO VIT LOW DURATION PORTFOLIO
2020	510		$ 16.26	$ 8,296	1.30%	0.00%	2.96%
2019	509		$ 15.79	$ 8,037	2.76%	0.00%	4.03%
2018	404		$ 15.17	$ 6,123	1.93%	0.00%	0.34%
2017	380		$ 15.12	$ 5,744	1.33%	0.00%	1.35%
2016	326		$ 14.92	$ 4,862	1.44%	0.00%	1.41%
PIMCO VIT REAL RETURN PORTFOLIO
2020	24		$ 20.90	$ 499	1.53%	0.00%	11.73%
2019	22		$ 18.71	$ 418	1.64%	0.00%	8.44%
2018	30		$ 17.26	$ 510	2.26%	0.00%	(2.21) %
2017	65		$ 17.65	$ 1,141	2.57%	0.00%	3.66%
2016	36		$ 17.02	$ 619	2.27%	0.00%	5.19%
PIMCO VIT TOTAL RETURN PORTFOLIO
2020	209		$ 23.01	$ 4,803	2.31%	0.00%	8.62%
2019	198		$ 21.18	$ 4,202	3.01%	0.00%	8.35%
2018	181		$ 19.54	$ 3,545	2.54%	0.00%	(0.53) %
2017	187		$ 19.65	$ 3,673	2.02%	0.00%	4.91%
2016	185		$ 18.73	$ 3,456	2.14%	0.00%	2.68%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

PIONEER REAL ESTATE SHARES VCT PORTFOLIO
(Effective date 04/29/2016)
2020	6		$11.81	$75	1.88%	0.00%	(7.34) %
2019	6		$12.75	$71	2.32%	0.00%	28.17%
2018	5		$9.95	$49	2.89%	0.00%	(7.24) %
2017	3		$10.72	$35	2.71%	0.00%	3.50%
2016	0	*	$10.38	$2	1.07%	0.00%	3.61%
PUTNAM VT EQUITY INCOME FUND
2020	19		$45.59	$879	1.89%	0.00%	6.07%
2019	12		$42.98	$529	1.77%	0.00%	30.73%
2018	10		$32.88	$341	0.89%	0.00%	(8.27) %
2017	13		$35.84	$453	1.74%	0.00%	19.06%
2016	11		$30.11	$333	1.91%	0.00%	13.96%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 5/1/2015)
2020	1		$14.68	$14	1.34%	0.00%	12.58%
2019	0	*	$13.05	$5	0.00%	0.00%	17.41%
PUTNAM VT GLOBAL EQUITY FUND
(Effective date 5/1/2015)
2020	2		$14.70	$28	0.45%	0.00%	10.29%
2019	2		$13.33	$33	0.00%	0.00%	26.92%
PUTNAM VT GROWTH OPPORTUNITIES FUND
(Effective date 5/1/2015)
2020	62		$26.79	$1,666	0.15%	0.00%	39.09%
2019	0	*	$19.25	$6	0.00%	0.00%	37.12%
PUTNAM VT HIGH YIELD FUND
2020	24		$27.21	$659	6.33%	0.00%	5.52%
2019	23		$25.79	$598	5.99%	0.00%	14.55%
2018	32		$22.52	$722	6.17%	0.00%	(3.59) %
2017	36		$23.36	$831	5.72%	0.00%	7.22%
2016	29		$21.78	$623	6.12%	0.00%	15.66%
PUTNAM VT INCOME FUND
2020	1		$12.58	$9	10.14%	0.00%	5.72%
2019	54		$11.90	$638	3.45%	0.00%	11.90%
2018	13		$10.63	$135	2.96%	0.00%	0.20%
2017	2		$10.61	$22	0.00%	0.00%	5.59%
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 4/29/2016)
2020	19		$13.21	$247	0.00%	0.00%	4.23%
PUTNAM VT SMALL CAP VALUE FUND
2020	0	*	$13.49	$4	1.42%	0.00%	4.23%
2019	0	*	$12.99	$2	0.30%	0.00%	24.52%
2018	8		$10.39	$78	0.63%	0.00%	(19.69) %
2017	7		$12.94	$93	0.88%	0.00%	8.15%
PUTNAM VT SUSTAINABLE FUTURE FUND
2020	4		$67.72	$240	0.36%	0.00%	52.98%
2019	3		$44.27	$140	0.77%	0.00%	30.32%
2018	3		$33.97	$88	0.90%	0.00%	(4.64) %
2017	3		$35.62	$115	0.87%	0.00%	10.94%
2016	2		$32.11	$73	0.69%	0.00%	13.23%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
2020	4		$19.92	$74	0.70%	0.00%	(7.33) %
2019	8		$21.49	$162	0.18%	0.00%	18.43%
2018	56		$18.14	$1,008	0.31%	0.00%	(8.50) %
2017	55		$19.83	$1,094	0.82%	0.00%	5.10%
2016	60		$18.87	$1,124	1.70%	0.00%	20.54%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

COLI VUL-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II
2020	90	$25.06	$2,250	0.00%	0.00%	33.92%
2019	114	$18.71	$2,133	0.00%	0.00%	29.58%
2018	110	$14.44	$1,587	0.00%	0.00%	1.65%
2017	72	$14.21	$1,025	0.00%	0.00%	35.83%
2016	6	$10.46	$67	0.00%	0.00%	0.53%
VAN ECK VIP EMERGING MARKETS FUND
2020	1	$62.26	$74	2.28%	0.00%	17.26%
2019	1	$53.09	$61	0.43%	0.00%	30.59%
2018	1	$40.67	$46	0.28%	0.00%	(23.49) %
2017	1	$53.15	$58	0.40%	0.00%	51.03%
2016	1	$35.20	$37	0.44%	0.00%	0.10%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2020	22	$53.51	$1,175	1.06%	0.00%	19.11%
2019	23	$44.92	$1,012	0.00%	0.00%	11.87%
2018	19	$40.16	$779	0.00%	0.00%	(28.28) %
2017	16	$55.98	$921	0.00%	0.00%	(1.70) %
2016	13	$56.95	$752	0.43%	0.00%	43.71%
VICTORY RS SMALL CAP GROWTH EQUITY VIP
(Effective date 04/30/2018)
2020	14	$16.67	$14	0.00%	0.00%	38.04%
2019	1	$12.08	$11	0.00%	0.00%	38.78%
2018	1	$8.71	$6	0.00%	0.00%	(12.97) %

(Concluded)

PART C
OTHER INFORMATION
Item 26. Exhibits
(a)
Board of Directors Resolution. Resolution authorizing establishment of Registrant dated December 30, 1998 is incorporated by reference to initial Registrant’s Registration Statement on Form S-6 filed on January 22, 1999
(File No. 333-70963).

(b)	Custodian Agreements. None.
(c)	Underwriting Contracts.
(1)
Copy of underwriting contract between Great-West Life & Annuity Insurance Company (“Great-West”) and
GWFS Equities, Inc. (formerly Benefits Corp Equities, Inc.) dated July 1, 1999 is incorporated by reference to Registrant’s Post- Effective Amendment No. 9 on Form N-6 filed on April 29, 2003 (File No.
333-70963).

	(2)	Distribution Agreement between Great-West Life & Annuity Insurance Company (“Great-West”) and Investment Distributors, Inc. (“IDI”) dated October 5, 2020 is filed herewith.
(d)	Policies.
	(1)	Specimen Policy Form 355-CSO is incorporated by reference to Registrant’s Post- Effective Amendment No. 39 on Form N-6 filed on April 17, 2020 (File No. 333-70963).
(2)
Specimen Term Life Insurance Rider (Form J355rider-CSO for policies issued after January 1, 2009) is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on form N-6 filed on
September 30, 2008 (File No. 333-70963).

	(3)	Specimen Policy Free-Look Endorsement is incorporated by reference to Registrant’s Post- Effective Amendment No. 1 on Form S-6 filed on April 27, 2000 (File No. 333-70963).
	(4)	Specimen Policy Return of Expense Charge Endorsement is incorporated by reference to Registrant’s Post- Effective Amendment No. 4 on Form S-6 filed on April 25, 2001 (File No. 333-70963).
	(5)	Change of Insured Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-6 filed on April 30, 2004 (File Nos. 333-70963 and 811-09201).
(6)
Specimen Fixed Account Endorsement Form 379 is incorporated by reference to Registrant’s Post-
Effective Amendment No. 19 to Registration Statement on Form N-6 as filed on December 17, 2008 (File
No. 333-70963).

(7)
Specimen Policy Form J355rev2 is incorporated by reference to Registrant’s Post-Effective Amendment
No. 25 to Registration Statement on Form N-6 as filed on April 27, 2012 (File Nos. 333-70963 and 811-
09201).

(8)
Specimen Policy Endorsement (Form ICC 12-J801) is incorporated by reference to Registrant’s Post-
Effective Amendment No. 26 to Registration Statement filed on Form N-6 as filed on September 27, 2012
(File No. 333-70963).

	(9)	Specimen Policy Form J355rev3 is incorporated by reference to Registrant’s Post-Effective Amendment No. 28 to Registration Statement on Form N-6 as filed on February 28, 2014 (File No. 333-70963).
	(10)	Specimen Policy Form ICC14-J355X incorporated by reference to Registrant’s Post-Effective Amendment No. 29 to Registration Statement on Form N-6 as filed on December 19, 2014 (File No. 333-70963).
(e)	Applications. Specimen Application is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 filed on June 23, 1999 (File No. 333-70963).
(f)	Depositor’s Certificate of Incorporation and By-Laws.

	(1)	Depositor’s Certificate of Incorporation are incorporated by reference to Registrant’s Post-Effective Amendment No. 32 on Form N-6 as filed on April 29, 2015 (File Nos. 333-70963 and 811-09201).
	(2)	By-Laws of Great-West are incorporated by reference to Registrant’s Post-Effective Amendment No. 32 on Form N-6 as filed on April 29, 2015 (File Nos. 333-70963 and 811-09201).
(g)	Reinsurance Contracts.
(1)
Automatic YRT Reinsurance Agreement Effective October 1, 2008 between Great-West and The Canada
Life Assurance Company (redacted), Amendment 1 to the Automatic YRT Reinsurance Agreement
Effective October 1, 2008 dated August 1, 2010 (redacted) and Amendment 2 to the Automatic YRT
Reinsurance Agreement Effective October 1, 2008 dated August 1, 2010 (redacted) are incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed by COLI VUL-4 Series
Account of Great-West Life & Annuity Insurance Company of New York(“Great-West of New York”) on
Form N-6 on April 26, 2011 (File No. 333-146241).

(2)
Automatic/Facultative YRT Guaranteed Issue and Fully Underwritten Reinsurance Agreement between
Great-West and RGA Reinsurance Company effective May 1, 2010 (redacted) is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed by COLI VUL-4 Series Account of
Great-West of New York on Form N-6 on April 26, 2011 (File No. 333-146241).

(3)
Automatic Yearly Renewable Term Reinsurance Agreement between Great-West and SCOR Global Life
U.S. Re Insurance Company effective May 1, 2010 (redacted) is incorporated by reference to Post-
Effective Amendment No. 6 to the Registration Statement filed by COLI VUL-4 Series Account of Great-
West of New York on Form N-6 on April 26, 2011 (File No. 333-146241).

(4)
Automatic Yearly Renewable Term Reinsurance Agreement between Great-West and Hannover Life
Reassurance Company of America effective May 1, 2010 (redacted) is incorporated by reference to Post-
Effective Amendment No. 6 to the Registration Statement filed by COLI VUL- 4 Series Account of Great-
West of New York on Form N-6 on April 26, 2011 (File No. 333-146241).

(5)
Reinsurance Agreement between Great-West and Protective Life Insurance Company effective June 3, 2019 is incorporated by reference to Registrant’s Post- Effective Amendment No. 38 on Form N-6 filed on
December 26, 2019 (File No. 333-70963).

(h)	Participation Agreements.
(1)
Participation Agreement among Great-West, AIM Variable Insurance Funds, Inc., and AIM Distributors,
Inc., dated April 30, 2004 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on
Form N-6 filed on April 22, 2019 (File No. 333-70963).

(2)
Amendment to Participation Agreement among Great-West, AIM Variable Insurance Funds and AIM
Distributors, Inc. dated April 30, 2004 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(3)
Amendment to Participation Agreement among Great-West, AIM Variable Insurance Funds and AIM
Distributors dated August 1, 2006, is incorporated by reference to Pre Effective Amendment No. 1 to the
Registration Statement filed by COLI VUL-4 Series Account of Great-West of New York on Form N-6
filed on December 4, 2007 (File No. 333-146241).

(4)
Amendment to Participation Agreement among Great-West, AIM Variable Insurance Funds and AIM
Distributors dated November 15, 2007, is incorporated by reference to Pre Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West of New York on Form N-6
filed on December 4, 2007 (File No. 333-146241).

(5)
Amendment to Participation Agreement among Great-West, AIM Variable Insurance Funds and AIM
Distributors dated April 30, 2010 is incorporated by reference to Registrant’s Post- Effective Amendment
No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(6)
Amendment to Participation Agreement among Great-West, AIM Variable Insurance Funds and AIM
Distributors dated November 6, 2013 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(7)
Fund Participation Agreement among Great-West, The Alger American Fund, Fred Alger Management,
Inc., and Fred Alger & Company, Inc. dated September 13, 1999 is incorporated by reference to
Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(8)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), The Alger American Fund, Fred Alger Management, Inc., and Fred Alger & Company,
Inc. dated August 17, 2006 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(9)
Amendment to the Fund Participation Agreement among Great-West, First Great-West (now known as
Great-West of New York), The Alger American Fund, Fred Alger Management, Inc., and Fred Alger &
Company, Inc. dated November 2, 2009 is incorporated by reference to Registrant’s Post-Effective
Amendment No. 21 on form N-6 filed on April 16, 2010 (File No. 333- 70963).

(10)
Amendment to the Fund Participation Agreement among Great-West, First Great-West (now known as
Great-West of New York), The Alger American Fund, Fred Alger Management, Inc., and Fred Alger &
Company, Inc. dated August 21, 2013 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(11)
Fund Participation Agreement among Great-West, American Century Investment Management, Inc., and
Fund Distributors, dated September 14, 1999, is incorporated by reference to Registrant’s Post-Effective
Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(12)
Amendment to Fund Participation Agreement among Great-West, American Century Investment
Management, Inc. and Fund Distributors, dated April 20, 2000, is incorporated by reference to Registrant’s
Post-Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(13)
Amendment to Fund Participation Agreement among Great-West, American Century Investment
Management, Inc. and American Century Investment Services, Inc., dated May 1, 2002, is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No.
333-70963).

(14)
Amendment to Fund Participation Agreement among Great-West, American Century Investment
Management, Inc., and American Century Investment Services, Inc., dated April 26, 2005, is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File
No. 333-70963).

(15)
Amendment to Fund Participation Agreement among Great-West, American Century Investment
Management, Inc., and American Century Investment Services, Inc., dated September 17, 2007 is incorporated by reference to the Initial Registration Statement filed by COLI VUL-4 Series Account of
Great-West of New York on Form N-6 filed on September 21, 2007 (File No. 333-146241).

(16)
Amendment to Fund Participation Agreement among Great-West, American Century Investment
Management, Inc., and American Century Investment Services, Inc., dated November 18, 2008 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22,
2019 (File No. 333-70963).

(17)
Amendment to Fund Participation Agreement among Great-West, Great-West of New York, American
Century Investment Management, Inc., and American Century Investment Services, Inc., dated
September 1, 2013 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form
N-6 filed on April 22, 2019 (File No. 333-70963).

(18)
Amendment to Fund Participation Agreement among Great-West, Great-West of New York, American
Century Investment Management, Inc., and American Century Investment Services, Inc., dated May 1,
2015 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on
April 22, 2019 (File No. 333-70963).

(19)
Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of
New York), American Funds Insurance Series and Capital Research and Management Company dated
January 28, 2008 is incorporated by reference to Registrant’s Post-Effective No. 16 on Form N-6 filed on
April 21, 2008 (File No. 333-70963).

(20)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), American Funds Insurance Series and Capital Research and Management Company
dated September 30, 2011 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(21)
Amendment to Fund Participation Agreement among Great-West, Great-West of New York, American
Funds Insurance Series and Capital Research and Management Company dated August 28, 2013 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22,
2019 (File No. 333-70963).

(22)
Amendment to Fund Participation Agreement among Great-West, Great-West of New York, American
Funds Insurance Series and Capital Research and Management Company dated April 3, 2014 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22,
2019 (File No. 333-70963).

(23)
Participation Agreement among Great-West, First Great-West (now known as Great-West of New York),
Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia
Management Distributors, Inc. dated April 30, 2009 is incorporated by reference to Registrant’s Post-
Effective Amendment No. 21 on form N-6 filed on April 16, 2010 (File No. 333- 70963).

(24)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of
New York), Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisors, LLC
and Columbia Management Investment Distributors, Inc. dated April 29, 2011 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-
70963).

(25)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of
New York), Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisors, LLC
and Columbia Management Investment Distributors, Inc. dated October 24, 2013 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No.
333-70963).

(26)
Participation Agreement among Great-West, Great-West of New York, Columbia Funds Variable Insurance
Trust, Columbia Management Investment Advisors, LLC and Columbia Management Investment
Distributors, Inc. dated May 1, 2015 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(27)
Participation Agreement among Great-West, Great-West of New York, Columbia Funds Variable Insurance
Trust I, Columbia Management Investment Advisors, LLC and Columbia Management Investment
Distributors, Inc. dated May 1, 2015 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(28)
Participation Agreement among Great-West, Great-West of New York, Columbia Funds Variable Insurance
Trust II, Columbia Management Investment Advisors, LLC and Columbia Management Investment
Distributors, Inc. dated May 1, 2015 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(29)
Fund Participation Agreement among Great-West, Davis Variable Account Fund, Inc., Davis Selected
Advisers, L.P. and Davis Distributors, LLC, dated December 16, 2004, is incorporated by reference to
Registrant’s Post-Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File No. 333-70963).

(30)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), Davis Variable Account Fund, Inc., Davis Selected Advisers, L.P., and Davis
Distributors, LLC, dated July 2, 2007 is incorporated by reference to the Initial Registration Statement filed by COLI VUL-4 Series Account of First Great-West on Form N-6 filed on September 21, 2007 (File No.
333-146241).

(31)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), Davis Variable Account Fund, Inc., Davis Selected Advisers, L.P., and Davis
Distributors, LLC, dated October 29, 2008 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(32)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), Davis Variable Account Fund, Inc., Davis Selected Advisers, L.P., and Davis
Distributors, LLC, dated August 16, 2013 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(33)
Participation Agreement among Great-West, Delaware Group Premium Fund (now known as Delaware VIP
Trust), Delaware Management Company, and Delaware Distributors, L.P., dated April 20, 2001 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4,
filed by Variable Annuity-1 Series Account of Great-West on April 24, 2001 (File No. 333-52956).

(34)
Amendment to Participation Agreement among Great-West, Delaware Group Premium Fund (now known as Delaware VIP Trust), Delaware Management Company, and Delaware Distributors, L.P., dated May 1,
2003 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on
April 22, 2019 (File No. 333-70963).

(35)
Amendment to Participation Agreement among Great-West, Delaware Group Premium Fund (now known as Delaware VIP Trust), Delaware Management Company, and Delaware Distributors, L.P., dated June 2,
2003 is incorporated by reference to Post-Effective Amendment No. 10 to Variable Annuity-1 Series
Account of Great-West’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333- 52956).

(36)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of
New York), Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated
April 2005 is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on
April 29, 2005 (File No. 333- 01153).

(37)
Amendment to Participation Agreement among Great-West, Delaware VIP Trust, Delaware Management
Company, and Delaware Distributors, L.P., dated October 1, 2005 is incorporated by reference to
Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(38)
Amendment to Participation Agreement among Great-West, Delaware VIP Trust, Delaware Management
Company, and Delaware Distributors, L.P., dated November 14, 2011 is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on
Form N-4, filed December 30, 2011 (File No. 333-176926).

(39)
Amendment to Fund Participation Agreement among Great-West, Delaware VIP Trust, Delaware
Management Company and Delaware Distributors, L.P. dated May 7, 2014 is incorporated by reference to
Registrant’s Post-Effective Amendment No. 30 to Registration Statement on Form N-6 as filed on
October 22, 2014 (File No. 333-70963).

(40)
Amendment to Participation Agreement among Great-West, Delaware VIP Trust, Delaware Management
Company, and Delaware Distributors, L.P., dated August 1, 2014 is incorporated by reference to
Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(41)
Amendment to Participation Agreement among Great-West, Delaware VIP Trust, Delaware Management
Company, and Delaware Distributors, L.P., dated May 1, 2016 is incorporated by reference to Registrant’s
Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(42)
Fund Participation Agreement among Great-West and Dreyfus Stock Index Fund Inc. (formerly known as
Dreyfus Life & Annuity Index Fund, Inc.), dated December 31, 1998, is incorporated by reference to
Registrant’s Post- Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(43)
Amendment to Fund Participation Agreement among Great-West and Dreyfus Stock Index Fund, Inc.
(formerly known as Dreyfus Life & Annuity Index Fund, Inc.), dated March 15, 1999, is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No.
333-70963).

(44)
Amendment to Fund Participation Agreement among Great-West, Dreyfus Growth and Value Funds, Inc.,
Dreyfus Stock Index Fund, Inc. (formerly known as Dreyfus Life & Annuity Index Fund, Inc.) and Dreyfus
Variable Investment Fund, dated January 1, 2002, is incorporated by reference to Registrant’s Post-Effective
Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(45)
Amendment to Fund Participation Agreement among Great-West, Dreyfus Stock Index Fund, Inc.
(formerly known as Dreyfus Life & Annuity Index Fund, Inc.) and Dreyfus Variable Investment Fund, dated
December 1, 2004, is incorporated by reference to Registrant’s Post- Effective Amendment No. 13 on Form
N-6 filed on April 28, 2006 (File No. 333-70963).

(46)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc.,
Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund, dated July 31, 2007 is incorporated by reference to Initial Registration Statement filed by COLI VUL-4 Series Account of First Great-West on
Form N-6 filed on September 21, 2007 (File No. 333-146241).

(47)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc.,
Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund, dated January 9, 2009 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22,
2019 (File No. 333-70963).

(48)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc.,
Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund, dated October 1, 2009 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22,
2019 (File No. 333-70963).

(49)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc.,
Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund, dated November 1, 2013 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22,
2019 (File No. 333-70963).

(50)
Fund Participation Agreement among Great-West, Scudder Variable Series I, Scudder Variable Series II,
Scudder Investment VIT Funds, Deutsche Investment Management Americas, Inc., Deutsche Asset
Management, Inc. and Scudder Distributors, dated March 31, 2005, is incorporated by reference to
Registrant’s Post-Effective Amendment No. 12 on Form N-6 filed on April 29, 2005 (File No. 333-70963).

(51)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), DWS Variable Series I (formerly Scudder Variable Series I), DWS Variable Series II
(formerly Scudder Variable Series II), DWS Investments VIT Funds (formerly Scudder Investments VIT
Funds), Deutsche Investment Management Americas Inc. and DWS Scudder Distributors, Inc. (formerly
Scudder Distributors, Inc.) dated April 11, 2007 is incorporated by reference to the Initial Registration
Statement of COLI VUL-4 Series Account of Great-West of New York filed on September 21, 2007 (File
No. 333-146241).

(52)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds,
Deutsche Investment Management Americas Inc. and DWS Scudder Distributors, Inc. dated July 1, 2007 is incorporated by reference to the Initial Registration Statement of COLI VUL-4 Series Account of Great-
West of New York filed on September 21, 2007 (File No. 333-146241).

(53)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds,
Deutsche Investment Management Americas Inc. and DWS Investments Distributors, Inc. (formerly DWS
Scudder Distributors, Inc.) dated November 20, 2008 is incorporated by reference to Registrant’s Post-
Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(54)
Amendment to Fund Participation Agreement among Great-West, Great-West of New York), DWS Variable
Series I, DWS Variable Series II, DWS Investments VIT Funds, Deutsche Investment Management
Americas Inc. and DWS Investments Distributors, Inc. dated August 10, 2013 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-
70963).

(55)
Fund Participation Agreement among Great-West, Great-West of New York, Eaton Vance Variable Trust
and Eaton Vance Distributors, Inc. dated April 28, 2016 is incorporated by reference to Registrant’s Post-
Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(56)
Fund Participation Agreement among Great-West, First Great-West (now known as Great-West of
New York), Federated Insurance Series and Federated Securities Corp. dated March 3, 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to Registration Statement on Form N-6 as
filed on April 27, 2012 (File No. 333-70963).

(57)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), GWFS Equities, Inc., Federated Insurance Series and Federated Securities Corp. dated
March 3, 2012 is incorporated by reference to Registrant’s Post- Effective Amendment No. 25 to
Registration Statement on Form N-6 as filed on April 27, 2012 (File Nos. 333-70963 and 811-09201).

(58)
Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors
Corporation, dated February 1, 1994, is incorporated by reference to Registrant’s Post-Effective
Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(59)
Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity
Distributors Corporation, dated November 1, 2000, is incorporated by reference to Registrant’s Post-
Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(60)
Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity
Distributors Corporation, dated May 1, 2001, is incorporated by reference to Registrant’s Post-Effective
Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333- 70963).

(61)
Participation Agreement among Great-West, Variable Insurance Products Fund II and Fidelity Distributors
Corporation, dated May 1, 1999, is incorporated by reference to Registrant’s Post- Effective Amendment
No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(62)
Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund II and
Fidelity Distributors Corporation, dated November 1, 2000, is incorporated by reference to Registrant’s
Post-Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(63)
Participation Agreement among Great-West, Variable Insurance Products Fund III and Fidelity Distributors
Corporation, dated November 1, 2000, is incorporated by reference to Registrant’s Post-Effective
Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(64)
Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund III and
Fidelity Distributors Corporation, dated May 1, 2001, is incorporated by reference to Registrant’s Post-
Effective Amendment No. 13 on Form N-6 filed on April 28, 2006 (File No. 333-70963).

(65)
Amended and Restated Fund Participation Agreement among Great-West, Variable Insurance Products
Funds, and Fidelity Distributors Corporation dated October 26, 2006 is incorporated by reference to
Registrant’s Post-Effective Amendment No. 14 to the Registration Statement filed on Form N-6 on
April 30, 2007 (File No. 333-70963).

(66)
Amendment to Fund Participation Agreement among Great-West, Variable Insurance Products Funds, and
Fidelity Distributors Corporation dated May 16, 2007 is incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great-West on
Form N-6 filed on November 1, 2007 (File No. 333-145333).

(67)
Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance
Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV,
Variable Insurance Products V and Fidelity Distributors Corporation dated August 29, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series
Account of Great-West on Form N-6 filed on November 1, 2007 (File No. 333-145333).

(68)
Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance
Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV,
Variable Insurance Products V and Fidelity Distributors Corporation dated October 1, 2009 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File
No. 333-70963).

(69)
Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance
Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV,
Variable Insurance Products V and Fidelity Distributors Corporation dated September 1, 2013 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22,
2019 (File No. 333-70963).

(70)
Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance
Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV,
Variable Insurance Products V and Fidelity Distributors Corporation dated April 28, 2017 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File
No. 333-70963).

(71)
Participation Agreement among Great-West, Great-West of New York, Goldman Sachs Variable Insurance
Trust, and Goldman, Sachs & Co. dated April 19, 2013 is incorporated by reference to Registrant’s Post-
Effective Amendment No. 27 to Registration Statement on Form N-6 as filed on April 26, 2013 (File No.
333-70963).

(72)
Amendment to Participation Agreement among Great-West, Great-West of New York, Goldman Sachs
Variable Insurance Trust, and Goldman, Sachs & Co. dated July 22, 2013 is incorporated by reference to
Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(73)
Agreement among Great-West and Maxim Series Fund, Inc. (now known as Great-West Funds, Inc.) dated
November 1, 1999 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form
N-6 filed on April 22, 2019 (File No. 333-70963).

(74)
Amendment to Agreement among Great-West, First Great-West (now known as Great-West of New York), and Maxim Series Fund, Inc. (now known as Great-West Funds, Inc.) dated October 31, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by COLI
VUL-4 Series Account of Great-West on Form N-6 filed on November 1, 2007 (File No. 333-145333).

(75)
Amendment to Agreement among Great-West, First Great-West (now known as Great-West of New York), and Maxim Series Fund, Inc. (now known as Great-West Funds, Inc.) dated March 23, 2008 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File
No. 333-70963).

(76)
Amendment to Agreement among Great-West, First Great-West (now known as Great-West of New York), and Great-West Funds, Inc. dated August 2, 2013 is incorporated by reference to Registrant’s Post-
Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(77)
Fund Participation Agreement among Great-West, Great-West of New York, Maxim Series Fund, Inc. (now
known as Great-West Funds, Inc.), GW Capital Management LLC, and GWFS Equities, Inc. dated
December 15, 2011 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form
N-6 filed on April 22, 2019 (File No. 333-70963).

(78)
Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated
June 1, 1998, is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to Form S-6
filed on April 24, 2002 (File No. 333-70963).

(79)
Letter Agreement Supplement to Fund Participation Agreement among Great-West, Janus Aspen Series and
Janus Capital Corporation, dated April 27, 1998, is incorporated by reference to Registrant’s Post-Effective
Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333- 70963).

(80)
Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital
Corporation, dated December 1, 1998, is incorporated by reference to Registrant’s Post- Effective
Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(81)
Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital
Corporation, dated October 4, 1999, is incorporated by reference to Registrant’s Post- Effective
Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

(82)
Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series, and Janus Capital
Corporation dated January 31, 2007 is incorporated by reference to Registrant’s Post- Effective Amendment
No. 17 on form N-6 filed on September 30, 2008 (File No. 333-70963).

(83)
Amendment to Fund Participation Agreement between Great-West, Janus Aspen Series and Janus Capital
Corporation, dated September 14, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by COLI VUL-4 Series Account of Great- West on Form N-6 filed on
November 1, 2007 (File No. 333-145333).

(84)
Amendment to Fund Participation Agreement between Great-West, Janus Aspen Series and Janus Capital
Corporation, dated January 16, 2013 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(85)
Amendment to Fund Participation Agreement between Great-West, Janus Aspen Series and Janus Capital
Corporation, dated September 11, 2013 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(86)
Fund Participation Agreement among Great-West, Great-West of New York, Janus Aspen Series and Janus
Distributors, LLC dated December 1, 2015 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(87)
Participation Agreement among Great-West, First Great-West (now known as Great-West of New York),
JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., and J.P. Morgan Investment
Management Inc., dated April 24, 2009 is incorporated by reference to Registrant’s Post- Effective
Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(88)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of
New York), JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment
Management Inc. and JPMorgan Funds Management, Inc., dated April 13, 2015 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No.
333-70963).

(89)
Participation Agreement among Great-West, First Great-West (now known as Great-West of New York),
Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated September 8, 2011 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No.
333-70963).

(90)
Amendment to Participation Agreement among Great-West, Great-West of New York, Lord Abbett Series
Fund, Inc. and Lord Abbett Distributor LLC dated August 21, 2013 is incorporated by reference to
Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(91)
Amendment to Participation Agreement among Great-West, Great-West of New York, Lord Abbett Series
Fund, Inc. and Lord Abbett Distributor LLC dated April 1, 2014 is incorporated by reference to Registrant’s
Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(92)
Amendment to Participation Agreement among Great-West, Great-West of New York, Lord Abbett Series
Fund, Inc. and Lord Abbett Distributor LLC dated April 17, 2015 is incorporated by reference to
Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(93)
Participation Agreement among Great-West, First Great-West (now known as Great-West of New York),
MFS Variable Insurance Trust I (now known as MFS Variable Insurance Trust), MFS Variable Insurance
Trust II, and MFS Fund Distributors, Inc., dated April 1, 2011, is incorporated by reference to Registrant’s
Post-Effective Amendment No. 27 to Registration Statement on Form N-6 as filed on April 21, 2017 (File
No. 333-70963).

(94)
Amendment to Participation Agreement among Great-West, Great-West of New York, MFS
Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Fund Distributors, Inc., dated April
2017 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on
April 22, 2019 (File No. 333-70963).

(95)
Fund Participation Agreement among Great-West, Neuberger Berman Advisers Management Trust,
Advisers Managers Trust, and Neuberger Berman Management Incorporated, dated January 1, 1999, is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to Form S-6 filed on April 24,
2002 (File No. 333-70963).

(96)
Amendment to Fund Participation Agreement among Great-West, Neuberger Berman Advisers
Management Trust, Advisers Managers Trust, and Neuberger Berman Management Incorporated, dated
October 24, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
Statement filed by COLI VUL-4 Series Account of Great-West of New York on Form N-6 filed on
December 4, 2007 (File No. 333-146241).

(97)
Fund Participation Agreement among Great-West, PIMCO Variable Insurance Trust, Pacific Investment
Management Company LLC and PIMCO Advisors Distributors LLC, dated March 1, 2004 is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-6 filed on May 3, 2004 (File No.
333-70963).

(98)
Amendment to Participation Agreement among Great-West, PIMCO Variable Trust, Pacific Investment
Management Company, LLC, Allianz Global Investors Distributors, LLC and First- Great-West dated
August 31, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
Statement filed by COLI VUL-4 Series Account of Great-West on Form N-6 filed on November 1, 2007
(File No. 333-145333).

(99)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of
New York), PIMCO Variable Insurance Trust, Pacific Investment Management Company, LLC and Allianz
Global Investors Distributors, LLC dated November 5, 2008 is incorporated by reference to Registrant’s
Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(100)
Participation Agreement among Great-West, Great-West of New York, Pioneer Variable Contracts Trust,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated 2016 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No.
333-70963).

(101)
Participation Agreement among Great-West, First Great-West (now known as Great-West of New York),
Putnam Variable Trust and Putnam Management Limited Partnership dated April 30, 2008 is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on form N-6 filed on September 30, 2008
(File No. 333-70963).

(102)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of
New York), Putnam Variable Trust and Putnam Management Limited Partnership, dated July 22, 2009 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22,
2019 (File No. 333-70963).

(103)
Fund Participation Agreement among Great-West, Royce Capital Fund, and Royce & Associates, LLC
dated September 30, 2005 is incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement filed on Form N-6 on April 30, 2007 (File No. 333-70963).

(104)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of
New York), Royce Capital Fund, and Royce and Associates, LLC dated May 1, 2009 is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on form N-6 filed on April 16, 2010 (File No.
333-70963).

(105)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of
New York), Royce Capital Fund, and Royce and Associates, LLC dated September 18, 2013 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File
No. 333-70963).

(106)
Fund Participation Agreement among Great-West, T. Rowe Price Equity Series, Inc., T. Rowe Price
Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services,
Inc. dated February 1, 2002 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(107)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe
Price International Series, Inc. and T. Rowe Price Investment Services, Inc. dated November 10, 2008 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22,
2019 (File No. 333-70963).

(108)
Amendment to Fund Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe
Price International Series, Inc. and T. Rowe Price Investment Services, Inc. dated November 30, 2011 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22,
2019 (File No. 333-70963).

(109)
Amendment to Fund Participation Agreement among Great-West, Great-West of New York, T. Rowe Price
Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T.
Rowe Price Investment Services, Inc. dated August 29, 2013 is incorporated by reference to Registrant’s
Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(110)
Amendment to Fund Participation Agreement among Great-West, Great-West of New York, T. Rowe Price
Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T.
Rowe Price Investment Services, Inc. dated March 17, 2014 is incorporated by reference to Registrant’s
Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(111)
Participation Agreement among Great-West, First Great-West (now known as Great-West of New York),
Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation
dated October 11, 2007 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on
Form N-6, as filed on April 21, 2008 (File No. 333-70963).

(112)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-West of
New York), Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates
Corporation dated October 1, 2009 is incorporated by reference to Registrant’s Post- Effective Amendment
No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(113)
Participation Agreement among Great-West, Vanguard Variable Insurance Fund, The Vanguard Group, Inc.
and Vanguard Marketing Corporation dated August 31, 2001; and Amendment to Participation Agreement
among Great-West, Great-West of New York, Vanguard Variable Insurance Fund, The Vanguard Group, Inc.
and Vanguard Marketing Corporation dated April 2021 are filed herewith.

(114)
Amendment to Participation Agreement among Great-West, Great-West of New York, Van Eck
Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation dated
August 28, 2014 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form
N-6 filed on April 22, 2019 (File No. 333-70963).

(115)
Participation Agreement among Great-West, Great-West of New York, Victory Variable Insurance Funds,
Victory Capital Management Inc. and Victory Capital Advisers, Inc. dated May 1, 2018 is incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No.
333-70963).

(i)	Administrative Contracts. None.
(j)
Other Material Contracts. Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post Effective Amendment No. 14 to the Registration Statement filed on Form N-6 on April 30, 2007 (File
No. 333-70963).

(k)
Legal Opinion. An opinion and consent of counsel regarding the legality of the securities being registered is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Form S-6 filed on June 23, 1999
(File No. 333-70963).

(l)	Actuarial Opinion. None.
(m)	Calculation of Hypothetical Illustration Value is incorporated by reference to Registrant’s Post Effective Amendment No. 9 to Form N-6 filed on April 29, 2003 (File No. 333-70963).
(n)	Other Opinions.
(1) Legal Consent of Carlton Fields, P.A. is filed herewith.
(2) Written consent of Deloitte & Touche LLP is filed herewith.
(o)	Omitted Financial Statements. None
(p)	Initial Capital Agreements. None.
(q)	Redeemability Exemption. None.
(r)
Powers of Attorney for Directors Bernbach, Bienfait, Carney, Coutu, A. Desmarais, P. Desmarais, Jr., Fleming,
Généreux, Louvel, Madoff, Mahon, Orr, Reynolds, Ryan, Jr., Selitto, Tretiak and Walsh are filed herewith.

Item 27. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
E.F. Murphy, III	(2)	Director, President and Chief Executive Officer
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
R. Bienfait	(4)	Director
J. Carney	(4)	Director
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director

Name	Principal Business Address	Positions and Offices with Depositor
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.B. Madoff	260 West 11th Street New York, NY 10021	Director
P.A. Mahon	(1)	Director
R.L. Reynolds	(2)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
J.F. Bevacqua	(2)	Chief Risk Officer
C. Kline	(2)	Chief Information Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
T. Wilson	(2)	Chief Product Officer
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
J.E. Brown	(2)	Senior Vice President and Chief Investment Officer
S.E. Jenks	(2)	Senior Vice President, Marketing
J.D. Kreider	(2)	Senior Vice President and Head of Great- West Investments
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President and Chief Business Development Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement
D.A. Morrison	(2)	Senior Vice President, Government Markets
J.M. Smolen	(2)	Senior Vice President, Core Market
C.G. Step	(2)	Senior Vice President and Chief Customer Experience Officer
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
K.S. Roe	(2)	Corporate Controller
(1)  100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.

(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2020
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2020
I.
OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
50.84% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family
Residuary Trust are as follows. There are issued and outstanding as of December 31, 2020 622,388,232 Subordinate Voting
Shares (SVS) of PCC carrying one vote per share and 54,860,866 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 1,70,996,892.

Pansolo
Holding Inc.
owns directly
and indirectly
48,363,392
SVS and
54,697,962
PPS, entitling
Pansolo
Holding Inc. to
an aggregate
percentage of
voting rights of
595,343,012 or
50.88% of the
total voting
rights attached
to the shares of
PCC.

II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.

100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great-West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1% - Great-West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL & A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC
100.0% - Empower Retirement Plan Co., LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.00% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
100.0% - Empower Holdings, LLC
100.0% - Personal Capital Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Technology Corporation

B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC.
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC

100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.

100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great West Lifeco Inc.
100.0% - Great-West Lifeco Inc.
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great- West Lifeco Finance 2018, LLC
100.0% - Great- West Lifeco Finance 2018 II, LLC
100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
100.0% - GW Lifeco Finance 2020, LLC
1.0% - Great-West Lifeco US Finance 2020, LP
99.0% - Great-West Lifeco US Finance 2020, LP
100.0% - GW Lifeco Finance 2020 5 Year, LLC
100.0% - Empower Finance 2020, LLC
100.0% - Empower Finance 2020 Holdco, LLC
100.0% - Empower Finance 2020 A, LLC
100.0% - Empower Finance 2020 B, LLC
100.0% - Empower Finance 2020 C, LLC
100.0% - Empower Finance 2020, LP
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.

100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
20.0% - 11249185 Canada Inc.
20.0% - Armstrong LP (1.0% owned by 11249185 Canada Inc.)
100% - Northleaf Capital Group Ltd
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.
100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid-Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
40% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013-2014 Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.

100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd
100% - Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd.
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millenium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.
100% - Northleaf 2017-2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC-L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.
100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)

41.2% - GWL THL Private Equity I Inc. (58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (77% owned by The Canada Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
77.0% - CDN US Direct RE Holdings Ltd. (23% The Canada Life Insurance Company of Canada)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC
100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - Great-West US Direct RE Acquisition LLC
100.0% - GWL Direct 851 SW 34th LLC
100.0% - GWL Direct 12100 Rivera LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWL RES GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (99.9% owned by The Canada Life Assurance Company
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
87.5% - 555 Robson Holding Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
100.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
77.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc.)
84.0% - 2148902 Alberta Ltd. (16% owned by The Canada Life Insurance Company of Canada)
70.0% - 2157113 Alberta Ltd. (30% owned by The Canada Life Insurance Company of Canada)
100.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
100.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
100.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
100.0% - RMA Realty Holdings Corporation Ltd.
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
99.9% - RMA Real Estate LP (0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - KS Village (Millstream) Inc.
100.0% - Trop Beau Developments Limited
100.0% - Kelowna Central Park Properties Ltd.
100.0% - Kelowna Central Park Phase II Properties Ltd.
87.5% - Vaudreuil Shopping Centres Limited (12.5% owned by The Canada Life Insurance Company of Canada)
62.0% - 1296 Station Street Properties Ltd. (380% owned by The Canada Life Insurance Company of Canada)
100.0% - Saskatoon West Shopping Centres Limited
87.5% - 2331777 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2344701 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2356720 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 0977221 B.C. Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.09% - 7420928 Manitoba Limited Partnership (88.15% owned The Canada Life Assurance Company and11.74% owned by The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
100.0% - 185 Enfield GP Inc.
0.01% - 185 Enfield LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 185 Enfield LP (0.001% owned by 185 Enfield GP Inc.)
100.0% - 320 Mc Rae GP Inc.
0.001% - 320 McRae LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 320 McRae LP (0.001% owned by 320 McRae GP Inc.)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0% - London Reinsurance Group, Inc.
100.0% - London Life and Cascualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - The Canada Life Group (U.K.) Limited

80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG
100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - Canada Life Platform Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Platform Nominee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
90.0% APT Workplace Pension Ltd.
100.0% APT Wealth Management Ltd.
100.0% APTFS Nominees Ltd.
100.0% - ILGWM Limited
100.0% - Clearview Investments & Pensions Limited
100.0% - Irish Life Health dac
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
100.0% EIS Financial Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company

100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - BCRM Financial Holdings (Ireland) dac
100.0% - Acumen & Trust dac
100.0% - Acumen & Trust Pension Trustees dac
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
18.2143% - Tour Esplanade (Paris) LP
52.8% - Platform Capital Holdings Limited
100.0% - Conexim Advisors Limited
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
77.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc.)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.

0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 2505 Bruckner GP Inc.
0.001% - CL 2505 Bruckner LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 2505 Bruckner LP (0.001% owned by CL 2505 Bruckner Inc.)
100.0% - The Canada Life Insurance Company of Canada
11.74%- 7420928 Manitoba Limited Partnership (88.15% limited partner interest held by The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.12% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Canada Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (87.5% owned by The Canada Life Assurance Company)
38.0% - 1296 Station Street Properties Ltd. (62.0% owned by The Canada Life Assurance Company
12.5% - 2356720 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (87.5% owned by The Canada Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (41.2% The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (85% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (70% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests

100.0% - Canada Life Capital Trust
100.0% - Canada Life Investment Management Ltd.
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
100.0% - CL 25 North LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
62.076% - IGM Financial Inc. (direct and indirect 65.936%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
80.0% - 11249185 Canda Inc.
100.0% - Armstrong LP
49.9% - Northleaf Capital Group Ltd.
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.

100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid- Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
49% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013- 2014 Holdings Ltd.

100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.
100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd.
100% -Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millennium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd.
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.

100% - Northleaf 2017- 2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC- L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.

100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - Greenchip Financial Corp.
100.0% - GLC Asset Management Group Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
75.95% - WealthSimple Financial Corp. (74.89% equity)
29.33% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - Power Financial Corporation
100.0% - Power Financial Europe SA
50.0% - Parjointco SA
100.0% - Pariontco Switzerland SA
100.0% - Pargesa Netherlands B.V.
43.2% (Groupe Bruxelles Lambert (28.2% in capital)
1.3% - Groupe Bruxelles Lambert (1.6% in capital)
0.4% - LTI One SA
96.5% - FINPAR II SA
0.2% - Groupe Bruxelles Lambert (0.1% in capital)
90.2% - FINPAR III SA

0.2% - Groupe Bruxelles Lambert (0.1% in capital)
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
94.9% - FINPAR V SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
95.0% - PINPAR VI SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
67.6% - Imerys (53.9% in capital)
100.0% - Brussels Securities SA
99.6% - LTI One SA
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINSAR SA
98.8% - Sagerpar SA
3.0% - Groupe Bruxelles Lambert (3.1% in capital)
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l
100.0% - GBL Energy S.á.r.l
100.0% - Serena S.á.r.l.
100.0% - Eliott Capital S.á.r.l
100.0% - Sienna Capital S.á.r.l
100.0% - Sienna Capital London Ltd.
100.0% - Sienna Capital Opportunity GP S.a.r.l
50.0% - Avanti Acquisition GP S.a.r.l
100.0% Sienna Capital Invest SCSp
100.0% - Sienna Capital Opportunity Carry SCSp
100.0% - Sienna Capital Opportunity Fund SCSp
100.0% - SC Opportunity Master S.a.r.l

100.0% - Sienna Capital Participations S.á.r.l
89.9%% - Ergon Capital Partners III SA
100.0% - Sienna Capital Co-Invest Master S.a.r.l
50.0% - Avanti Acquisition SCSp
100.0% - GBL Finance S.á.r.l.
100.0% - Miles Capital S.á.r.l.
100.0% - Oliver Capital S.á.r.l
100.0% - Theo Capital S.á.r.l
100.0% - Owen Capital S.á.r.l
100.0% - GfG Capital S.á.r.l
100.0% - Blitz 20-673 GmbH
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
5.1% - FINPAR V SA
5.0% - FINPAR VI SA
100.0% - Sapiens S.á.r.l
61.0% - Marnix Lux SA
100.0% - Marnix French ParentCo SAS
100.0% - Marnix French TopCo SAS
100.0% - Marnix SAS
100.0% - Courcelles Lux SCA
100.0% - Wowholdco SAS
100.0% - Wowmidco SAS
100.0% - Wowbidco SAS
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.

100.0% - Power Sustainable Manager Inc.
100.0% - PSEIP Carry Holding LP
100.0% - Power Sustainable Energy Infrastructure Inc.
100.0% - PSEIP Carry Canada Inc
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC

100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC
100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC

60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.

96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation

100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - PFC Ventures Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
75.95.% - Wealthsimple Financial Corp. (74.89% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
50.10% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd
100.0% - SimpleTax Software Inc.

100.0% - Wealthsimple Payments Inc.
100.0% - Wealthsimple Digital Assets. Inc.
100.0% - Springboard II LP
II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.889% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada

100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Lifeco U.S. LLC
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC

100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
20.0% - CDN US Direct RE Holdings Ltd. (45% London life Insurance Company, 23% The Canada Life Insurance Company of Canada, 12% The Canada Life Assurance Company)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC

100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - GWL RES GP LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)

50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware)
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.

0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada
Life Assurance Company and The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.

100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life
Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0%% - London Reinsurance Group, Inc.
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)

75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - VANCE Investment Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie. Fundmatrix AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG

100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited

100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
100.0% - ILGWM Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)

100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.
0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 431 La Cienega GP Inc.
0.001% - CL 431 La Cienega LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 431 La Cienega LP (0.001% owned by CL 431 La Cienega GP Inc.)
100.0% - The Canada Life Insurance Company of Canada

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)

100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
62.080% - IGM Financial Inc. (direct and indirect 65.948%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.

100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
85.29% - WealthSimple Financial Corp.
29.33% - Springboard II LP
25.44% - Personal Capital Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Technology Corporation
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.7% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
12.0% - Pernod Ricard (7.5% in capital)
17.9% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lambert
0.1% - GEA
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.6% - Imerys (53.9% in capital)

100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
2.5% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.1% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.7% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
7.6% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital
100.00% - Sienna Capital London Ltd.
100.0% Sienna Capital Invest SCSp
Capital
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
78.3% - PrimeStone Capital Fund ICAV

1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
7.2% - Fund II – A Spirits, LP
16.4% - Matador Coininvestment SCSP
3.1% - Carlyle International Energy Partners II – EU SCSp
100.0% - Sienna Capital Participations S.á.r.l
Capital
10.8% - Sagard FCPR
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Parnters III SA
34.4% - Ergon Capital Partners IV, SCSp
15.9% - Ergon ospeo Long Term Value Fund SCSp
15.1% - Mérieux Participations SAS
34.3% - Mérieux Participations 2 SAS
34.9% - KKR Sigma Co-Invest II L.P.
6.87% - StreetTeam Software Limited (DBA as Pollen)
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Backed Encore 1 LP
10.0% - Backed Encore 1 Founder LP
100.0% - Backed 2 LP
10.0% - Backed 2 Founder LP
100.0% - Marcho Partners Feeder Fund ICAV
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
23.1% - Piolin II S.á.r.l
Capital
100.0% - Piolin Spain SAU
Capital
99.5% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital
6.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
100.0% - Sapiens S.á.r.l
Capital
64.7% – Marnix Lux SA
Capital
100.0% - Marnix French ParentCo SAS

Capital
100.0% - Marnix French TopCo SAS
Capital
100.0% - Marnix SAS
Capital
100.0% - Courcelles Lux SCA
Capital
100.0% - Wowholdco SAS
Capital
100.0% - Wowmidco SAS
Capital
100.0% - Wowbidco SAS
Capital
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation

100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC
100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC

100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company

100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP

100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - PFC Ventures Inc.

100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
85.29.% - Wealthsimple Financial Corp. (84.87% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
51.00% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd

Item 29. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article 109:
(1)
“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)
“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or in any other capacity with, another person or an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.

(3)	“Expenses” includes counsel fees.
(4)
“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)
“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative, or investigative and whether formal or informal.
Section 7-109-102. Authority to indemnify directors.
(1)
Except as provided in subsection (4) of this section, a corporation may indemnify an individual made a party to a proceeding, because the individual is or was a director, against liability incurred in the proceeding if:

	(a)	The individual's conduct was in good faith; and
	(b)	The individual reasonably believed:

		(I)	In the case of conduct in an official capacity with the corporation, that the conduct was in the corporation's best interests; and
		(II)	In all other cases, that the conduct was at least not opposed to the corporation's best interests; and
	(c)	In the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful.
(2)
A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.

(3)
The termination of a proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent does not, of itself, create a presumption that the director did not meet the relevant standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:
(a)
In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct under subsection (1) of this section; or

(b)
In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify an individual who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the individual was a party because the individual is or was a director, against reasonable expenses incurred by the individual in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may, before final disposition of a proceeding, pay for or reimburse the reasonable expenses incurred by an individual who is a party to a proceeding because that person is a director if:
	(a)	The director delivers to the corporation a written affirmation of the director's good faith belief that;
		(I)	The director has met the relevant standard of conduct described in section 7-109-102; or
		(II)	The proceeding involves conduct for which liability has been eliminated under a provision in the articles of incorporation as authorized by section 7-102-102(2)(d); and
(b)
The director delivers to the corporation a written undertaking, executed personally or on the director's behalf, to repay any funds advanced if the director is not entitled to mandatory indemnification under section 7-109-103 and it is ultimately determined under section 7-109-105 or 7-109-106 that the director has not met the relevant standard of conduct described in section 7-109-102.

(2)
The undertaking required by subsection (1)(b) of this section is an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Authorizations of payments under this section shall be made in the manner specified in section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)
Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification or an advance of expenses to the court conducting the proceeding or to another court of competent jurisdiction. After receipt of an application and after giving any notice the court considers necessary, the court may order indemnification or an advance of expenses in the following manner:

(a)
If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)
If it determines that the director is entitled to indemnification or an advance of expenses under section 7-
109-109(1), the court shall order indemnification or an advance of expenses, as applicable, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-
ordered indemnification or advance of expenses.

(c)
If it determines that the director is fairly and reasonably entitled to indemnification or an advance of expenses in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1), failed to comply with section 7-109-104, or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification or advance of expenses as the court deems proper; except that the indemnification with respect to any proceeding in which liability has been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)
A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received.

(2)	The determinations required by subsection (1) of this section must be made:
(a)
If there are two or more disinterested directors, by the board of directors by a majority vote of all the disinterested directors, a majority of whom constitute a quorum for this purpose, or by a majority vote of a committee of the board of directors appointed by such a vote, which committee consists of two or more disinterested directors;

(b)
By independent legal counsel selected in the manner specified in subsection (2)(a) of this section or, if there are fewer than two disinterested directors, by independent legal counsel selected by a majority vote of the full board of directors; or

	(c)	By the shareholders, but shares owned by or voted under the control of a director who at the time is not a disinterested director may not be voted on the determination.
(3)
Authorization of indemnification and an advance of expenses must be made in the same manner as the determination that indemnification or an advance of expenses is permissible; except that, if the determination that indemnification or an advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and an advance of expenses must be made by the body that selected the counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)
An officer is entitled to mandatory indemnification or an advance of expenses under section 7-109-103, and is entitled to apply for court-ordered indemnification or an advance of expenses under section 7-109-105, in each case to the same extent as a director.

(2)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director.
(3)
A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to such further extent as may be provided for by its articles of incorporation, bylaws, general or specific action of its board of directors or shareholders, or contract. This subsection (3) applies to an officer who is also a director if the basis on which the officer is made a party to the proceeding is an act or omission solely as an officer.

Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, agent, associate, employee, fiduciary, manager, member, partner, promoter, or trustee of, or in any other capacity with, another person or an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person's status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether the insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Variation by corporate action.
(1)
A corporation may, by a provision in its articles of incorporation or bylaws or in a resolution adopted or a contract approved by its board of directors or shareholders, obligate itself in advance of the act or omission giving rise to a proceeding to provide indemnification in accordance with section 7-109-102 or advance funds to pay for or reimburse expenses in accordance with section 7-109-104. Such an obligatory provision;

	(a)	Satisfies the requirements for authorization, but not determination, referred to in section 7-109-106.
(b)
That obligates the corporation to provide indemnification to the fullest extent permitted by law obligates the corporation to advance funds to pay for or reimburse expenses in accordance with section 7-109-104 to the fullest extent permitted by law, unless the provision specifically provides otherwise.

(2)
A right of indemnification or to advances of expenses created by this article 109 or under subsection (1) of this section and in effect at the time of an act or omission must not be eliminated or impaired with respect to the act or omission by an amendment of the articles of incorporation or bylaws or a resolution of the board of directors or shareholders, adopted after the occurrence of the act or omission, unless, in the case of a right created under subsection (1) of this section, the provision creating the right and in effect at the time of the act or omission explicitly authorizes the elimination or impairment after the act or omission has occurred.

(3)
A provision specified in subsection (1) of this section does not obligate the corporation to indemnify or advance expenses to a director of a predecessor of the corporation pertaining to conduct with respect to the predecessor, unless otherwise specifically provided. A provision for indemnification or an advance of expenses in the articles of incorporation, bylaws, or a resolution of the board of directors or shareholders of a predecessor of the corporation in a merger or in a contract to which the predecessor is a party, existing at the time the merger takes effect, is governed by section 7-90-204(1).

(4)
Subject to subsection (2) of this section, a corporation may, by a provision in its articles of incorporation, limit any of the rights to indemnification or an advance of expenses created by or pursuant to this article 109.

(5)
Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:
(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:
(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the
Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
(ii)
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.
Item 30. Principal Underwriter
(a)
IDI is the principal underwriter of the Policy as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life
Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL,
Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, and
Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts, including those of the Registrant: Variable Annuity-1 Series Account of
Great-West Life & Annuity Insurance Company, Variable Annuity-1 Series Account of Great-West Life &
Annuity Insurance Company of New York, Variable Annuity-2 Series Account of Great-West Life &
Annuity Insurance Company, Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance
Company, Variable Annuity-3 Series Account of Great-West Life & Annuity Insurance Company, COLI
VUL-2 Series Account of Great-West Life & Annuity Insurance Company, COLI VUL-2 Series Account of
Great-West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West
Life & Annuity Insurance Company, Maxim Series Account of Great-West Life & Annuity Insurance
Company, Prestige Variable Life Account of Great-West Life & Annuity Insurance Company, Pinnacle
Series Account of Great-West Life & Annuity Insurance Company, Trillium Variable Annuity Account of
Great-West Life & Annuity Insurance Company.

(b)	Directors and Officers of IDI:

Name	Principal Business Address	Positions and Offices with Underwriter
B.K. Brown	2801 Highway 280 South, Birmingham, Alabama, 35223	President and Director
B.P. Coffman	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer
S. E. Creutzmann	2801 Highway 280 South, Birmingham, Alabama, 35223	Chief Compliance Officer and Director
L.J. Debnar	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer
J.F. Gilmer	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer and Director
J.G. Johnson	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Compliance Officer
F.M. Lee	2801 Highway 280 South, Birmingham, Alabama, 35223	Secretary
C.L. Majewski	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Compliance Officer
L. Morsch	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Secretary
J.B. Smith	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Secretary
R. Tennent	2801 Highway 280 South, Birmingham, Alabama, 35223	Chief Financial Officer

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
IDI	N/A	None	N/A	N/A
GWFS    0     0   0    0
Item 31. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111 and at 2801 Highway 280 South, Birmingham, Alabama 35223.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation.
The Depositor represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado, on this 10th day of May, 2021.
COLI VUL-2 SERIES ACCOUNT (Registrant)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	May 10, 2021
R. Jeffrey Orr*
/s/ Edmund F. Murphy III	President and Chief Executive Officer	May 10, 2021
Edmund F. Murphy III
/s/ Andra S. Bolotin	Executive Vice President, Chief Financial Officer & Principal Accounting Officer	May 10, 2021
Andra S. Bolotin
/s/ John L. Bernbach	Director	May 10, 2021
John L. Bernbach*
/s/ Robin Bienfait	Director	May 10, 2021
Robin Bienfait*
/s/ Jeff Carney	Director	May 10, 2021
Jeff Carney*
/s/ Marcel R. Coutu	Director	May 10, 2021
Marcel R. Coutu*
/s/ André R. Desmarais	Director	May 10, 2021
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	May 10, 2021
Paul G. Desmarais, Jr.*
Director
Gary A. Doer

	Signature	Title	Date
	/s/ Gregory J. Fleming	Director	May 10, 2021
Gregory J. Fleming*
	/s/ Claude Généreux	Director	May 10, 2021
Claude Généreux*
	/s/ Alain Louvel	Director	May 10, 2021
Alain Louvel*
	/s/ Paula B. Madoff	Director	May 10, 2021
Paula B. Madoff*
	/s/ Paul A. Mahon	Director	May 10, 2021
Paul A. Mahon*
	/s/ Robert L. Reynolds	Director	May 10, 2021
Robert L. Reynolds*
	/s/ T. Timothy Ryan, Jr.	Director	May 10, 2021
T. Timothy Ryan, Jr.*
	/s/ Jerome J. Selitto	Director	May 10, 2021
Jerome J. Selitto*
	/s/ Gregory D. Tretiak	Director	May 10, 2021
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	May 10, 2021
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	May 10, 2021
Ryan L. Logsdon